       As filed with the Securities and Exchange Commission on February 23, 2007
                                               Securities Act File No. 033-67852
                                       Investment Company Act File No. 811-07978

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           [X]

                         Pre-Effective Amendment No. _____                   [ ]

                       Post-Effective Amendment No. 65                       [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940       [X]

                              Amendment No. 67                               [X]
                        (Check appropriate box or boxes)

                               ING MAYFLOWER TRUST
                       (Formerly Pilgrim Mayflower Trust)
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                             Dechert LLP
          Scottsdale, AZ 85258                             1775 I Street, N.W.
(Name and Address of Agent for Service)                    Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[X]  on February 28, 2007, pursuant to paragraph (b)

[ ]  on (date), pursuant to paragraph (a)(1)

[ ]  on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                       ING MAYFLOWER TRUST ("REGISTRANT")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Supplement dated February 28, 2007

*    ING International Value Fund Class A, Class B and Class C shares Prospectus

*    ING International Value Fund Class I and Class Q shares Prospectus

*    Statement of Additional Information

*    Part C

*    Signature Page

                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               (THE "REGISTRANTS")

      Supplement dated February 28, 2007 to the Registrants' Global Equity
       Funds', International Equity Funds' and International Fixed Income
          Funds' Class A, Class B and Class C Prospectus, Class I and
     Class Q Prospectus, Class O Prospectus, the Class A, B, C, I, Q and
             O Statement of Additional Information ("SAI"); the ING Diversified International Fund's Class A, Class B and Class C
          Prospectus, Class I Prospectus and Class R Prospectus and the
            Diversified International Fund's Class A, Class B, Class
             C, Class I and Class R SAI each dated February 28, 2007

The Prospectuses for the Registrants are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds."

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

OTHER REGULATORY MATTERS.

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                          PROSPECTUS

       Prospectus



       FEBRUARY 28, 2007




       Class A, Class B and Class C



         GLOBAL EQUITY FUNDS
         -- ING Global Equity Dividend Fund                            -- ING International Capital Appreciation Fund
         -- ING Global Natural Resources Fund                          -- ING International Growth Opportunities Fund
           (formerly, ING Precious Metals Fund)                          (formerly, ING International Fund)
         -- ING Global Real Estate Fund                                -- ING International Real Estate Fund
         -- ING Global Value Choice Fund                               -- ING International SmallCap Fund
         INTERNATIONAL EQUITY FUNDS                                    -- ING International Value Fund
         -- ING Disciplined International SmallCap Fund                -- ING International Value Choice Fund
         -- ING Emerging Countries Fund                                -- ING International Value Opportunities Fund
         -- ING Foreign Fund                                           -- ING Russia Fund
         -- ING Greater China Fund                                     GLOBAL AND INTERNATIONAL FIXED-INCOME FUNDS
         -- ING Index Plus International Equity Fund                   -- ING Emerging Markets Fixed Income Fund
                                                                       -- ING Global Bond Fund



       This Prospectus contains important
       information about investing in
       Class A, Class B and Class C
       shares of certain ING Funds. You
       should read it carefully before
       you invest, and keep it for future
       reference. Please note that your
       investment: is not a bank deposit,
       is not insured or guaranteed by
       the Federal Deposit Insurance
       Corporation, the Federal Reserve
       Board or any other government
       agency and is affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their investment
       objectives. As with all mutual
       funds, the U.S. Securities and
       Exchange Commission ("SEC") has
       not approved or disapproved these
       securities nor has the SEC judged
       whether the information in this
       Prospectus is accurate or
       adequate. Any representation to
       the contrary is a criminal
       offense.

                                                          [ING FUNDS LOGO]

(ARCH PHOTO)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         INVESTMENT OBJECTIVE



[COMPASS GRAPHIC]
         PRINCIPAL INVESTMENT STRATEGIES



[SCALE GRAPHIC]
         RISKS




These pages contain a description of each of our Funds included in this Prospectus, including each Fund's investment objective, principal investment strategies and risks.

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows each Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.


    INTRODUCTION TO THE FUNDS                                  1
    FUNDS AT A GLANCE                                          2



    GLOBAL EQUITY FUNDS
    ING Global Equity Dividend Fund                            4
    ING Global Natural Resources Fund                          6
    ING Global Real Estate Fund                                8
    ING Global Value Choice Fund                              10



    INTERNATIONAL EQUITY FUNDS
    ING Disciplined International SmallCap Fund               12
    ING Emerging Countries Fund                               14
    ING Foreign Fund                                          16
    ING Greater China Fund                                    18
    ING Index Plus International Equity Fund                  20
    ING International Capital Appreciation Fund               22
    ING International Growth Opportunities Fund               24
    ING International Real Estate Fund                        26
    ING International SmallCap Fund                           28
    ING International Value Fund                              30
    ING International Value Choice Fund                       32
    ING International Value Opportunities Fund                34
    ING Russia Fund                                           36



    GLOBAL AND INTERNATIONAL FIXED-INCOME FUNDS
    ING Emerging Markets Fixed Income Fund                    38
    ING Global Bond Fund                                      40



    WHAT YOU PAY TO INVEST                                  42
    SHAREHOLDER GUIDE                                       47
    MANAGEMENT OF THE FUNDS                                 57
    MORE INFORMATION ABOUT RISKS                            69
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      74
    FINANCIAL HIGHLIGHTS                                    76
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                                                       INTRODUCTION TO THE FUNDS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the risks and principal investment strategies associated with each of our Funds. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.

                               [TELEPHONE GRAPHIC]
 If you have any questions about the Funds, please call your investment professional or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 GLOBAL EQUITY FUNDS

  ING offers Global Equity Funds that emphasize a growth approach to global investing. These Funds focus on total return or long-term capital appreciation by investing primarily in equity securities of companies throughout the world, including the United States.

  They may be suitable investments if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to global markets and/or global real estate or natural resources industries;
  - are willing to accept higher risk in exchange for the potential for long-term growth; and
  - are seeking dividend income in addition to capital growth (ING Global Equity Dividend Fund only).

INTERNATIONAL EQUITY FUNDS

  ING offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in foreign equities.

  They may be suitable investments if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

GLOBAL AND INTERNATIONAL FIXED-INCOME FUNDS

  ING Emerging Markets Fixed Income Fund seeks to maximize total return. The Fund focuses on long-term growth by investing primarily in debt securities of emerging market countries.

  ING Emerging Markets Fixed Income Fund may be a suitable investment if you:

  - want both regular income and the potential for capital appreciation;
  - are looking for exposure to emerging market countries; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

  ING Global Bond Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund invests primarily in global fixed-income securities.

  ING Global Bond Fund may be a suitable investment if you:

  - want both regular income and the potential for capital appreciation;
  - are looking for exposure to foreign and U.S. fixed-income securities; and
  - are willing to accept higher risk in exchange for the potential for total return.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Introduction to the Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, principal investment strategies and risks, which begin on page 4.


                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
GLOBAL EQUITY     ING Global Equity Dividend           Growth of capital with
FUNDS             Fund                                 dividend income as a secondary
                  Adviser: ING Investments, LLC        consideration.
                  Sub-Adviser: ING Investment
                  Management Advisors B.V.
                  ING Global Natural Resources         Long-term capital
                  Fund                                 appreciation.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment
                  Management Co.
                  ING Global Real Estate Fund          High total return.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Clarion Real
                  Estate Securities L.P.
                  ING Global Value Choice Fund         Long-term capital
                  Adviser: ING Investments, LLC        appreciation.
                  Sub-Adviser: Tradewinds NWQ
                  Global Investors, LLC
INTERNATIONAL     ING Disciplined International        Long-term capital
EQUITY FUNDS      SmallCap Fund                        appreciation.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment
                  Management Co.
                  ING Emerging Countries Fund          Maximum long-term capital
                  Adviser: ING Investments, LLC        appreciation.
                  Sub-Adviser: Brandes
                  Investment Partners, L.P.
                  ING Foreign Fund                     Long-term growth of capital.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Julius Baer
                  Investment Management LLC
                  ING Greater China Fund               Long-term capital
                  Adviser: ING Investments, LLC        appreciation.
                  Sub-Adviser: ING Investment
                  Management Asia/Pacific
                  (Hong Kong) Limited
                  ING Index Plus International         Outperform the total return
                  Equity Fund Adviser: ING             performance of the Morgan
                  Investments, LLC                     Stanley Capital International
                  Sub-Adviser: ING Investment          Europe, Australasia and Far
                  Management Advisors B.V.             East(R) Index ("MSCI EAFE(R)
                                                       Index") while maintaining a
                                                       market level of risk.
                  ING International Capital            Capital appreciation.
                  Appreciation Fund
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Hansberger Global
                  Investors, Inc.
                  ING International Growth             Long-term growth of capital
                  Opportunities Fund                   through investment in equity
                  Adviser: ING Investments, LLC        securities and equity
                  Sub-Adviser: ING Investment          equivalents of companies
                  Management Co.                       outside the U.S.
                  ING International Real Estate        High total return.
                  Fund
                  Adviser: ING Investment, LLC
                  Sub-Adviser: ING Clarion Real
                  Estate Securities L.P.
                  ING International SmallCap           Maximum long-term capital
                  Fund                                 appreciation.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Acadian Asset
                  Management, Inc.
                  Sub-Adviser: Batterymarch
                  Financial Management, Inc.
                  ING International Value Fund         Long-term capital
                  Adviser: ING Investments, LLC        appreciation.
                  Sub-Adviser: Brandes
                  Investment Partners, L.P.
                  ING International Value Choice       Long-term capital
                  Fund                                 appreciation.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Tradewinds NWQ
                  Global Investors, LLC
                  ING International Value              Long-term capital
                  Opportunities Fund                   appreciation.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment
                  Management Advisors, B.V.
                  ING Russia Fund                      Long-term capital appreciation
                  Adviser: ING Investments, LLC        through investment primarily
                  Sub-Adviser: ING Investment          in equity securities of
                  Management Advisors B.V.             Russian companies.
GLOBAL AND        ING Emerging Markets Fixed           Maximize total return.
INTERNATIONAL     Income Fund
FIXED-INCOME      Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: ING Investment
                  Management Advisors B.V.
                  ING Global Bond Fund                 Maximize total return through
                  Adviser: ING Investments, LLC        a combination of current
                  Sub-Adviser: ING Investment          income and capital
                  Management Co.                       appreciation.


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------

Equity securities of dividend paying companies            Price volatility, liquidity and other risks that accompany
located in a number of different countries around         an investment in foreign equity securities of dividend
the world, which may include the U.S.                     paying companies. May be sensitive to currency exchange
                                                          rates, international, political and economic conditions and other risks that also affect foreign securities.
Equity securities of companies in the natural             Price volatility due to non-diversification and
resources industries, including commodities.              concentration of assets in equity securities of companies in the natural resources industries and commodities. May be
                                                          sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risk that also affect foreign securities.
Equity securities of companies that are principally       Price volatility, liquidity and other risks that accompany
engaged in the real estate industry.                      an investment in global real estate equities. Price
                                                          volatility due to non-diversification of investments. May be sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.
Equity securities of companies located in a number        Price volatility, liquidity and other risks that accompany
of different countries around the world, which may        an investment in value-oriented foreign equities. May be
include the U.S., believed to have prices below           sensitive to currency exchange rates, international,
their long-term value.                                    political and economic conditions and other risks that also affect foreign securities.
Equity securities of smaller-capitalized companies        Price volatility, liquidity and other risks that accompany
outside of the U.S.                                       an investment in equity securities of foreign, smaller
                                                          capitalized companies. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that also affect foreign securities.
Equity securities of issuers located in a number of       Price volatility, liquidity and other risks that accompany
different countries with emerging securities              an investment in equities of issuers with emerging
markets believed to have prices below their               securities markets. May be sensitive to currency exchange
long-term value.                                          rates, international, political and economic conditions and other risks that also affect foreign securities.
Equity securities tied economically to countries          Price volatility, liquidity, high-yield debt securities,
outside the U.S.                                          derivatives and other risks that accompany an investment in equities of foreign companies. May be sensitive to currency exchange rates, international, political and economic
                                                          conditions and other risks that also affect foreign
                                                          securities.
Equity and equity-related securities of issuers in        Price volatility, liquidity, derivatives and other risks
the Greater China Region.                                 that accompany an investment in equities of issuers in the
                                                          Greater China region. Price volatility due to
                                                          non-diversification of investments. May be sensitive to
                                                          currency exchange rates, international, political and
                                                          economic conditions and other risks that also affect foreign securities.
Equity securities included in the MSCI EAFE(R)            Price volatility, liquidity, derivatives and other risks
Index.                                                    that accompany an investment in foreign equities. May be
                                                          sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.
Equity securities of companies located in a number        Price volatility, liquidity and other risks that accompany
of different countries, other than the U.S.               an investment in equity securities of companies located in a number of different countries, other than the U.S. May be
                                                          sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.
Equity securities and equity equivalents of               Price volatility, liquidity and other risks that accompany
companies outside of the U.S.                             an investment in foreign equities. May be sensitive to
                                                          currency exchange rates, international, political and
                                                          economic conditions and other risks that also affect foreign securities.
Equity securities of companies that are principally       Price volatility, liquidity and other risks that accompany
engaged in the real estate industry.                      an investment in international real estate equities. Price volatility due to non-diversification of investments. May be sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.
Equity securities of smaller capitalized companies        Price volatility, liquidity and other risks that accompany
in countries outside of the U.S.                          an investment in equity securities of foreign, smaller
                                                          capitalized companies. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that also affect foreign securities.
Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
outside the U.S., believed to have prices below           an investment in value-oriented foreign equities. May be
their long-term value.                                    sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.
Equity securities of issuers located in countries         Price volatility, liquidity, derivatives and other risks
outside the U.S., believed to offer good value.           that accompany an investment in value-oriented foreign
                                                          equities. May be sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that also affect foreign securities.
Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
outside the U.S., believed to have prices below           an investment in value-oriented foreign equities. May be
their long-term value.                                    sensitive to currency exchange rates, international
                                                          political and economic conditions and other risks that also affect foreign securities.
Equity securities of Russian companies.                   Risk due to extremely volatile and often illiquid nature of the Russian securities markets, and price volatility due to non-diversification of investments. Particularly sensitive to Russian political and economic conditions, currency
                                                          exchange rates, and other risks that affect funds investing in securities of a single country. Potential for
                                                          expropriation, dilution, devaluation, default or excessive taxation by the Russian government.
Debt securities of issuers located in emerging            Price volatility, liquidity and other risks that accompany
market countries.                                         an investment in debt securities of issuers located or
                                                          primarily conducting their business in emerging market
                                                          countries. Price volatility due to non-diversification of
                                                          investments. May be sensitive to currency exchange rates,
                                                          international, political and economic conditions and other risks that also affect foreign securities.
Debt securities of issuers located in a number of         Price volatility, liquidity and other risks that accompany
different countries, which may include the U.S. as        an investment in equity securities of companies located in a
well as securities of issuers located in developed        number of different countries, including emerging market
and emerging market countries.                            countries. Price volatility due to non-diversification of
                                                          investments. May be sensitive to currency exchange rates,
                                                          international, political and economic conditions and other risks that also affect foreign securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in a number of different countries, one of which may be the U.S., with at least 75% of total assets invested in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)").

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization generally of at least $1 billion, although the Fund may also invest in companies with market capitalization ranges of any size, growth of the dividend over the last five years, and average annual earnings growth over the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors is used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to the factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.


FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.


The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small-sized and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 4      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.


                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                23.38    7.01     26.09

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2004: 13.48%


                        Worst: 1st quarter 2005: (1.67)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of a broad measure of market performance -- the MSCI World Index(SM). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                              5 YEARS
                                                                            (OR LIFE OF
                                                                   1 YEAR    CLASS)()     10 YEARS
CLASS A RETURN BEFORE TAXES(2)                                  %  18.80       19.57(1)      N/A
Class A Return After Taxes on Distributions(2)                  %  16.81       18.20(1)      N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  13.54       16.58(1)      N/A
MSCI World Index(SM) (reflects no deductions for fees,
expenses or taxes)(3)                                           %  20.07       18.23(4)      N/A
CLASS B RETURN BEFORE TAXES(5)                                  %  20.16       19.88(1)      N/A
MSCI World Index(SM) (reflects no deductions for fees,
expenses or taxes)(3)                                           %  20.07       16.61(6)      N/A
CLASS C RETURN BEFORE TAXES(7)                                  %  24.06       20.08(1)      N/A
MSCI World Index(SM) (reflects no deductions for fees,
expenses or taxes)(3)                                           %  20.07       16.61(6)      N/A


(1) Class A, Class B and Class C shares commenced operations on September 17, 2003, October 24, 2003 and October 29, 2003, respectively.

(2) Reflects deduction of the maximum Class A sales charge of 5.75%.


(3) The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) The index return for Class A shares is for the period beginning October 1, 2003.


(5) Reflects deduction of the deferred sales charge of 5.00% and 3.00%, for the 1 Year and Life of Class returns, respectively.


(6) The index return for Class B shares and Class C shares is for the period beginning November 1, 2003.


(7) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL NATURAL RESOURCES FUND                  ING Investment Management Co.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to attain long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]


The Fund will normally invest at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.


The Fund is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities.

The Fund also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives.

The Fund is permitted to invest directly in commodities including gold bullion and coins. The Fund may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Fund invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; Partnerships, including master limited partnerships ("MLPs"); restricted securities; American Depositary Receipts
(ADRs); and Global Depositary Receipts (GDRs).

The Fund normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. The Fund may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act").

The Fund is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Fund is non-diversified, and when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities in industries to which the Fund is not exposed, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected. ADRs and GDRs are subject to risks of foreign investments and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

NATURAL RESOURCES -- securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

COMMODITIES RISK -- The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices, especially those natural resources companies that own the underlying commodity.

OVER-THE-COUNTER ("OTC") INVESTMENT -- Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to the changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

NON-DIVERSIFICATION -- the Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified within a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

INDUSTRY CONCENTRATION -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 6      ING Global Natural Resources Fund

                                               ING GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
(42.98)  (6.39)    8.58    (22.05)   24.87    66.67    46.42   (10.25)   32.08    24.64

            Best and worst quarterly performance during this period:

                         Best: 1st quarter 2002: 34.59%


                       Worst: 4th quarter 1997: (29.07)%


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to that of two broad measures of market performance -- the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Goldman Sachs Natural Resources Index. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                   1 YEAR   5 YEARS   10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %   17.51    27.73       6.73
Class A Return After Taxes on Distributions(3)                  %   16.17    27.22       6.27
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   12.30    24.67       5.64
S&P 500(R) Index (reflects no deduction for fees, expenses
  or taxes)(4)                                                  %   15.97     6.19       8.42
Goldman Sachs Natural Resources Index (reflects no deduction
  for fees, expenses or taxes)(5)                               %   15.12    16.42       9.38


(1) Prior to July 26, 2000, Lexington Management Corporation served as the Adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.


(2) Prior to November 2, 2000, the Fund's portfolio manager employed a different stock selection criteria. Effective November 2, 2000, the Fund changed its name to ING Precious Metals Fund and changed its investment strategies to permit the Fund to invest in precious metals and related securities; prior to that date, the Fund invested primarily in gold and gold-related securities. Effective on October 9, 2006, the Fund changed its name from ING Precious Metals Fund to ING Global Natural Resources Fund, changed its principal investment objective and changed its principal investment strategies.


(3) Reflects deduction of the maximum Class A sales charge of 5.75%.

(4) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.


(5) The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Global Natural Resources Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                         ING Clarion Real Estate
ING GLOBAL REAL ESTATE FUND                                      Securities L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to provide investors with high total return. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries, including the U.S. As a general matter, the Fund expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Fund may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

- First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

- Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:
  (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities in industries to which the Fund is not exposed, or may not favor equities at all.

REAL ESTATE -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

NON-DIVERSIFICATION -- the Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified within a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

CONCENTRATION -- because the Fund's investments are concentrated in one or more real estate industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 8      ING Global Real Estate Fund

                                                     ING GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                              4.06     41.35    36.23    14.11    40.42

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2004: 20.01%


                        Worst: 3rd quarter 2002: (7.70)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of a broad measure of market performance -- the Standard & Poor's/Citigroup World Property Index ("S&P/Citigroup World Property Index"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                              5 YEARS      10 YEARS
                                                                            (OR LIFE OF   (OR LIFE OF
                                                                   1 YEAR     CLASS)        CLASS)
CLASS A RETURN BEFORE TAXES(2)                                  %  32.37       24.77         25.57(1)
Class A Return After Taxes on Distributions(2)                  %  30.57       21.90         22.66(1)
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  21.25       20.12         20.85(1)
S&P/Citigroup World Property Index (reflects no deductions
for fees, expenses or taxes)(3)                                 %  40.33       26.15         26.55(4)
CLASS B RETURN BEFORE TAXES(5)                                  %  34.37       25.21(1)        N/A
S&P/Citigroup World Property Index (reflects no deductions
for fees, expenses or taxes)(3)                                 %  40.33       27.11(6)        N/A
CLASS C RETURN BEFORE TAXES(7)                                  %  38.33       25.19(1)        N/A
S&P/Citigroup World Property Index (reflects no deduction
for fees, expenses or taxes)(3)                                 %  40.33       26.15(8)        N/A


(1) Class A, Class B and Class C shares commenced operations on November 5, 2001, March 15, 2002 and January 8, 2002, respectively.

(2) Reflects deduction of the maximum Class A sales charge of 5.75%.

(3) The S&P/Citigroup World Property Index is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities.


(4) The index return for Class A shares is for the period beginning November 1, 2001.



(5) Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.



(6) The index return for Class B shares is for the period beginning March 1, 2002.


(7) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.


(8) The index return for Class C shares is for the period beginning January 1, 2002.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Global Real Estate Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL VALUE CHOICE FUND                Tradewinds NWQ Global Investors, LLC
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the U.S. The Fund generally invests at least 80% of its total assets in common and preferred equities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), derivatives, and convertible securities. The Fund may invest up to 10% in Rule 144A Securities. The Fund may invest up to 25% in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Sub-Adviser may invest in companies with any market capitalization.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics and downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Sub-Adviser's highly experienced domestic and international research teams perform extensive bottom-up analysis on companies and industries in an attempt to identify attractive investment opportunities. Analysts conduct rigorous financial statement analysis, with particular focus on the balance sheet and cash flows, to help identify downside support as well as upside price targets. In addition, they analyze qualitative factors such as sustainability of competitive advantage, management strength, and operational efficiency. The domestic and international research teams work closely together and share information, insight and research on an ongoing basis. In several industries, the domestic analyst maintains primary global research responsibility.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.


FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.


VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RULE 144A SECURITIES -- Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 10      ING Global Value Choice Fund

                                                    ING GLOBAL VALUE CHOICE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED


                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future performance.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
17.28     37.34    83.52   (22.26)  (27.81)  (26.97)   29.40    9.37     11.98    20.61

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 44.54%


                       Worst: 1st quarter 2001: (21.37)%


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of two broad measures of market performance -- the Morgan Stanley Capital International All Country World Index(SM) (MSCI All Country World Index(SM)) and the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). Prior to February 28, 2007, the Fund compared its performance to the MSCI World Index(SM). The Fund changed the index to which it compares its performance because the MSCI All Country World ex US Index is considered to be a more appropriate comparison. The table also shows returns on a before-tax and after-tax basis. It is not possible to invest directly in the indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.



                                                                   1 YEAR   5 YEARS   10 YEARS

CLASS A RETURN BEFORE TAXES(3)                                  %  13.69      5.64      8.11
Class A Return After Taxes on Distributions(3)                  %  13.69      5.62      6.54
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %   8.90      4.87      6.21
MSCI All Country World Index(SM) (reflects no deductions for
  fees, expenses or taxes)(4)                                   %  20.95     10.80      8.20(8)
MSCI World Index(SM) (reflects no deductions for fees,
  expenses or taxes)(5)                                         %  20.07      9.97      7.64
CLASS B RETURN BEFORE TAXES(6)                                  %  14.82      5.88      8.06
MSCI All Country World Index(SM) (reflects no deductions for
  fees, expenses or taxes)(4)                                   %  20.95     10.80      8.20(8)
MSCI World Index(SM) (reflects no deductions for fees,
  expenses or taxes)(5)                                         %  20.07      9.97      7.64
CLASS C RETURN BEFORE TAXES(7)                                  %  18.83      6.20      8.05
MSCI All Country World Index(SM) (reflects no deductions for
  fees, expenses or taxes)(4)                                   %  20.95     10.80      8.20(8)
MSCI World Index(SM) (reflects no deductions for fees,
  expenses or taxes)(5)                                         %  20.07      9.97      7.64


(1) Effective April 24, 2006, Tradewinds NWQ Global Investors, LLC began serving as Sub-Adviser to the Fund. NWQ Investment Management Company, LLC served as sub-adviser from February 1, 2005 to April 24, 2006. ING Investment Management Co. served as sub-adviser from August 1, 2003 to February 1, 2005. ING Investments, LLC has been the Fund's investment adviser since May 24, 1999 and directly advised the Fund from October 1, 2000 to August 1, 2003. Prior to October 1, 2000, the Fund was advised by a different sub-adviser.

(2) Effective February 1, 2005, the Fund changed its name from ING Worldwide Growth Fund to ING Global Value Choice Fund and changed its principal investment strategy.

(3) Reflects deduction of the maximum Class A sales charge of 5.75%.


(4) The MSCI All Country World Index(SM) is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(5) The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(6) Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.


(7) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.


(8) Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Global Value Choice Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


ING DISCIPLINED INTERNATIONAL SMALLCAP FUND        ING Investment Management Co.

--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE




[TARGET GRAPHIC]

The Fund's investment
objective is to seek long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.



PRINCIPAL INVESTMENT STRATEGIES



[COMPASS GRAPHIC]


Under normal conditions, the Fund invests at least 80% of its assets in securities of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Fund considers small-capitalization companies to be


those that have a market capitalization, at the time of purchase, that falls within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S. ("Index") (as of December 31, 2006 between $23 million and $34.6 billion). The Index focuses on the smallest 20% of stocks within each country, as defined by their free-float adjusted market capitalization. The market capitalization range in the Index is reset monthly and will change with market conditions as the range of companies in the Index changes. At least 65% of the Fund's assets will normally be invested in companies located in a number of different countries, other than the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.



In managing the Fund, the Sub-Adviser invests in companies it believes to be undervalued, with observed positive business momentum and with improving near-term growth potential. The Sub-Adviser uses a proprietary quantitative model that systematically ranks each stock in the Index on the basis of each company's valuation, growth factors and market recognition characteristics.



The Fund may invest in derivative instruments, including, but not limited to, futures, options, foreign currency contracts and futures contracts.



The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.



The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of smaller companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests. Rather, the market could favor growth-oriented securities or large company securities, or may not favor equities at all.



MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.



FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.



VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.



- In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.



- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



NON-DIVERSIFICATION STATUS -- the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers.



DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.



OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.



INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.



 12      ING Disciplined International SmallCap Fund

                                     ING DISCIPLINED INTERNATIONAL SMALLCAP FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]

HOW THE


FUND HAS


PERFORMED


                 Since ING Disciplined International SmallCap Fund did not have a full year of performance as of December 31, 2006, there is no performance included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING Disciplined International SmallCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING EMERGING COUNTRIES FUND                                                 L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in securities of issuers located in a number of different countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest in large-, mid- and small-sized companies. An issuer is considered to be located in a country with an emerging securities market if: (i) the issuer is organized in a country with an emerging securities market; or (ii) the principal securities market for the issuer is in a country with an emerging securities market; or (iii) the issuer is listed on a securities exchange in a country with an emerging securities market; or (iv) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country with an emerging securities market or at least 50% of the issuer's assets are located in a country with an emerging securities market.

The Fund holds common stocks, preferred stocks, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), as well as convertible securities.

The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value. The process uses a sophisticated computer database that constantly screens emerging market companies across the globe. The Sub-Adviser focuses on valuation measures such as price-to-earnings or price-to-book ratios as well as liquidity and market capitalization. The Sub-Adviser also applies the principles of its investment philosophy to determine an estimate of each company's value, then thoroughly reviews each company to find and purchase shares of businesses that the Sub-Adviser believes are selling at a significant discount to their true worth. The Sub-Adviser will focus on issuers in those emerging market countries in which it believes the economies are developing strongly and the markets are becoming more sophisticated.

The Sub-Adviser considers an emerging market country to be any country which is in or has been in the Emerging Market Database of Standard and Poor's or the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI EM Index(SM)"), or those countries which generally are considered to be emerging market countries by the international financial community. The Fund will typically invest, at the time of purchase, up to the greater of either:

- 20% of total Fund assets in any particular country or industry at the time of purchase, or,

- 150% of the weighting of such country or industry as represented in the MSCI EM Index(SM) at the time of purchase.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial productions.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of smaller and mid-sized companies and securities of companies located in countries with emerging securities markets usually trade in lower volume and may be less liquid than other investments and securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 14      ING Emerging Countries Fund

                                                     ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

In addition, performance of a composite of similarly managed accounts is presented in the "Management of the Funds -- Sub-Advisers" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
9.44     (22.19)   75.80   (31.94)  (7.67)   (9.11)    47.28    20.08    17.93    27.47

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 36.28%


                       Worst: 3rd quarter 1998: (26.06)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of a broad measure of market performance -- the MSCI EM Index(SM). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                              5 YEARS      10 YEARS
                                                                            (OR LIFE OF   (OR LIFE OF
                                                                   1 YEAR     CLASS)        CLASS)
CLASS A RETURN BEFORE TAXES(2)                                  %  20.14       17.89          7.92
Class A Return After Taxes on Distributions(2)                  %  19.96       17.88          7.63
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  13.46       15.91          6.83
MSCI EM Index(SM) (reflects no deductions for fees, expenses
  or taxes)(3)                                                  %  32.17       26.59          9.40(4)
CLASS B RETURN BEFORE TAXES(5)                                  %  21.55       18.39          7.96
MSCI EM Index(SM) (reflects no deductions for fees, expenses
  or taxes)(3)                                                  %  32.17       26.59          9.40(4)
CLASS C RETURN BEFORE TAXES(6)                                  %  25.49       18.30          7.82
MSCI EM Index(SM) (reflects no deductions for fees, expenses
  or taxes)(3)                                                  %  32.17       26.59          9.40(4)


(1) Effective March 1, 2005, Brandes Investment Partners, L.P. began serving as Sub-Adviser to the Fund and the Fund changed its principal investment strategies. ING Investments, LLC has been the Fund's adviser since May 24, 1999; ING Investment Management Advisors B.V. served as sub-adviser from December 5, 2002 to March 1, 2005. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002; however, prior to October 1, 2000, the Fund was advised by a different sub-adviser.
(2) Reflects deduction of the maximum Class A sales charge of 5.75%.

(3) The MSCI EM Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(4) Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.


(5) Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.


(6) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Emerging Countries Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                          Julius Baer Investment
ING FOREIGN FUND                                                  Management LLC
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term growth of capital. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Fund normally invests at least 80% of its assets in international equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants and other investment companies, including exchange-traded funds ("ETFs").

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Fund's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


In selecting investments for the Fund, the Sub-Adviser focuses on securities located in a number of different countries. The Fund will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Fund may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets". It presently does not anticipate investing more than 35% of its total assets in such securities.


The Sub-Adviser manages the Fund as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Fund normally has a bias towards larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Fund may also invest in debt securities of U.S. or foreign issuers, including (up to 10% of total net assets) high risk and high yield, non-investment grade instruments commonly known as junk bonds. The Fund may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Debt and equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in smaller companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S., less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES -- When the Fund invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 16      ING Foreign Fund

                                                                ING FOREIGN FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                18.21    15.04    29.10

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2004: 16.61%


                        Worst: 2nd quarter 2004: (4.03)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of two broad measures of market performance -- the Morgan Stanley Capital International All Country World ex US Index(SM) ("MSCI All Country World ex US Index(SM)") and the Morgan Stanley Capital International -- Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). Prior to February 28, 2007, the Fund compared its performance to the MSCI EAFE(R) Index. The Fund changed the index to which it compares its performance because the MSCI All Country World ex US Index(SM) is considered to be a more appropriate comparison. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                    5 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)    10 YEARS
CLASS A RETURN BEFORE TAXES(2)                                  %   21.67            21.30             N/A
Class A Return After Taxes on Distributions(2)                  %   21.05            20.85             N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   14.91            18.54             N/A
MSCI All Country World ex US Index(SM) (reflects no
deduction for fees, expenses or taxes)(3)                       %   26.65            26.87(5)          N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
or taxes)(4)                                                    %   26.34            25.00(5)          N/A
CLASS B RETURN BEFORE TAXES(6)                                  %   23.13            21.07             N/A
MSCI All Country World ex US Index(SM) (reflects no
deduction for fees, expenses or taxes)(3)                       %   26.65            26.87(5)          N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
or taxes)(4)                                                    %   26.34            25.00(5)          N/A
CLASS C RETURN BEFORE TAXES(7)                                  %   27.16            21.70             N/A
MSCI All Country World ex US Index(SM) (reflects no
deduction for fees, expenses or taxes)(3)                       %   26.65            26.87(5)          N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(4)                                                  %   26.34            25.00(5)          N/A


(1) Class A, Class B and Class C shares commenced operations on July 1, 2003, July 8, 2003 and July 7, 2003, respectively.

(2) Reflects deduction of the maximum Class A sales charge of 5.75%.


(3) The MSCI All Country World ex US Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(5) The index returns for Class A, Class B and Class C shares are for the period beginning July 1, 2003.



(6) Reflects deduction of the deferred sales charge of 5.00% and 3.00%, for the 1 Year and Life of Class returns, respectively.



(7) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       ING Foreign Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GREATER CHINA FUNDING Investment Management Asia/Pacific (Hong Kong) Limited
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in equity and equity-related securities of issuers that: (i) are located in the Greater China region; (ii) derive at least 50% of their revenue from the Greater China region;
(iii) have at least 50% of their assets in the Greater China region; or (iv) are principally traded in the Greater China region. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Greater China region consists of China, Hong Kong, and Taiwan. The equity securities and equity-related securities in which the Fund may invest include: common and preferred stocks and convertible securities; warrants; and convertible bonds.


The Sub-Adviser manages the Fund as a core equity product that is not constrained by a particular investment style or market capitalization. The Fund may invest in "growth" and "value" securities.


The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.


Many of the securities in which the Fund may invest are denominated in foreign currencies. To protect the Fund against potential depreciation of the region's currencies versus the U.S. dollar, the Fund may engage in currency hedging.


The Fund may invest up to 10% of its assets in warrants, and up to 20% of its assets in fixed-income securities. Any fixed-income securities in which the Fund may invest shall have at least one investment grade rating by either S&P's or Moody's. If issues or issuers in the Fund get downgraded to below investment grade, (on both Moody's and S&P scale) the investment will be sold as soon as reasonably possible. The Fund may invest in American Depositary Receipts ("ADRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The Fund may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include: futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; and swaps, caps, floors and collars. Up to 15% of the Fund's net assets may be invested in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities.


The Fund may invest in initial public offerings.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.



The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.


FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, GDRs and IDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.


NON-DIVERSIFICATION -- the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.


GEOGRAPHIC CONCENTRATION IN THE GREATER CHINA REGION -- Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Hong Kong or Taiwan could be adversely affected by their political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers. In addition, currency issues and economic competition also can significantly affect economic growth in Hong Kong, Taiwan, and China, and the Taiwanese economy can be significantly affected by the security threats from the People's Republic of China.


INITIAL PUBLIC OFFERINGS ("IPOS") -- IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.


SUB-CUSTODY -- the Fund may invest in markets where custodial and/or settlement systems are not fully developed. The assets of the Fund that are traded in such markets and which have been entrusted to such sub-custodians may be exposed to risk in circumstances where the sub-custodian will have no liability.


DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.


ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.


RULE 144A SECURITIES -- Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers certain Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify market risk, credit risk and other risks associated with investments in the Fund.




A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 18      ING Greater China Fund

                                                          ING GREATER CHINA FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


In addition, performance of a similarly managed mutual fund is presented in the "Management of the Funds -- Adviser and Sub-Adviser" section of this Prospectus.


The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower if it did.

                        YEAR-BY-YEAR TOTAL RETURN (%)(1)
                       (FOR THE PERIOD ENDED DECEMBER 31)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  48.77


            Best and worst quarterly performance during this period:

                                Best: 4th quarter 2006:  24.10%
                               Worst: 2nd quarter 2006:  1.95%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to that of a broad measure of market performance -- the Morgan Stanley Capital International (MSCI) All Countries Golden Dragon Index. It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %   40.22           39.09(1)         N/A
Class A Return After Taxes on Distributions(3)                  %   40.24           38.99(1)         N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   26.35           33.24(1)         N/A
MSCI All Countries Golden Dragon Index (reflects no
deduction for fees, expenses or taxes)(4)                       %   39.06           39.06(5)         N/A


(1) Class A shares commenced operations on December 21, 2005.


(2) The figures shown are for Class A shares of the Fund. Class B shares and Class C shares are not shown because they do not have a full year of performance as of December 31, 2006. Class A shares would have substantially similar annual returns as the Class B and Class C shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class A, Class B and Class C shares have different expenses.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The MSCI All Countries Golden Dragon Index is a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan.



(5) The index return for Class A shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Greater China Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS INTERNATIONAL EQUITY FUND ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Fund may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the MSCI EAFE(R) Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price-to-book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Fund's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Fund between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Fund will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the MSCI EAFE(R) Index in both rising and falling markets. The Fund will pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Fund a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small-and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MANAGER -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 20      ING Index Plus International Equity Fund

                                        ING INDEX PLUS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower if it did.

                        YEAR-BY-YEAR TOTAL RETURN (%)(1)
                       (FOR THE PERIOD ENDED DECEMBER 31)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  24.62


            Best and worst quarterly performance during this period:

                                Best: 4th quarter 2006:  10.01%
                               Worst: 2nd quarter 2006:  0.19%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to those of a broad measure of market performance -- the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE(R) Index"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                    5 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %   17.42            16.27(1)          N/A
Class A Return After Taxes on Distributions(3)                  %   16.58            15.42(1)          N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   11.66            13.47(1)          N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
or taxes)(4)                                                    %   26.34            26.34(5)          N/A


(1) Class A shares commenced operations on December 21, 2005.


(2) The figures shown are for Class A shares of the Fund. Class B shares and Class C shares are not shown because they did not have a full year of performance as of December 31, 2006. Class A shares would have substantially similar annual returns as the Class B and Class C shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class A, Class B and Class C shares have different expenses.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe,


    Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(5) The index return for Class A shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING Index Plus International Equity Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL CAPITAL APPRECIATION FUND    Hansberger Global Investors, Inc.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies located in a number of different countries, other than the U.S. The Fund may invest in companies of any size. The Fund primarily invests in established foreign securities markets, although it may invest in emerging market countries or developing countries as well. These securities generally include common and preferred stocks, as well as securities convertible into common stock.

The Fund may invest in American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), as well as certain fixed-income securities, which may include convertible bonds and convertible preferred securities, which may be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

Specifically, the Sub-Adviser searches for companies that are leaders in their industries and that create sustainable earnings growth. The Sub-Adviser uses a bottom-up stock selection analysis through fundamental research supplemented by quantitative analysis. The Sub-Adviser seeks to manage risk by diversifying among several geographic regions and individual countries.

The Sub-Adviser uses a three-step process for constructing the Fund's portfolio:

- Prior to implementing its fundamental research process, the Sub-Adviser begins with a quantitative screening of 10,000 companies eliminating those that lack superior growth characteristics or historical long-term fundamentals.

- Next, the Sub-Adviser seeks companies possessing sustainable competitive advantages, industry leadership, high sector growth, superior profitability, and low balance sheet risk.

- Finally, the Sub-Adviser focuses on the remaining 80-100 companies to determine if they exhibit both reasonable valuations and improving prospects. This is done through proprietary fundamental research and analysis, looking at a three-year forecast horizon.

Only those securities that are in a specific range for a number of valuation and fundamental measures are held in the Fund.

The Fund invests a substantial amount of its assets in foreign investments which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of smaller and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments, securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 22      ING International Capital Appreciation Fund

                                     ING INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

In addition, performance of a composite of similarly managed accounts is presented in the "Management of the Funds -- Adviser and Sub-Adviser" section of this Prospectus.

The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower if it did.

                        YEAR-BY-YEAR TOTAL RETURN (%)(1)
                       (FOR THE PERIOD ENDED DECEMBER 31)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  22.28


            Best and worst quarterly performance during this period:

 Best: 4th quarter 2006:  10.78%
Worst: 2nd quarter 2006:  (1.70)%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to that of a broad measures of market performance -- the Morgan Stanley Capital International All Country World ex US Index(SM) ("MSCI All Country World ex US Index(SM)"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



                                                                                5 YEARS
                                                                              (OR LIFE OF
                                                                    1 YEAR      CLASS)      10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %   15.20        13.92(1)     N/A
Class A Return After Taxes on Distributions(3)                  %   14.36        13.08(1)     N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   10.02        11.42(1)     N/A
MSCI All Country World ex US Index(SM) (reflects no
deduction for fees, expenses or taxes)(4)                       %   26.65        26.65(5)     N/A


(1) Class A shares commenced operations on December 21, 2005.


(2) The figures shown are for Class A shares of the Fund. Class B shares and Class C shares are not shown because they did not have a full year of performance as of December 31, 2006. Class A shares would have substantially similar annual returns as the Class B and Class C shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A, Class B and Class C shares have different expenses.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The MSCI All Country World ex US Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(5) The index return for Class A shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING International Capital Appreciation Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH OPPORTUNITIES FUND        ING Investment Management Co.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Fund may invest in derivatives, including futures.


The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.


The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.



The Fund may also invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.: less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.


OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 24      ING International Growth Opportunities Fund

                                     ING INTERNATIONAL GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.


                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
1.61      19.02    47.85   (8.30)   (20.27)  (14.60)   29.21    16.93    10.54    19.84

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 77.01%


                        Worst: 3rd quarter 2002: 18.97%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of two broad measures of market performance -- the Morgan Stanley Capital International -- Europe, Australasia and Far East Growth(SM) Index ("MSCI EAFE Growth(SM) Index") and the Morgan Stanley Capital International -- Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). It is not possible to invest directly in the indices. Prior to August 1, 2006, the Fund compared its performance to only the MSCI EAFE Index. The Fund changed the index to which it compares its performance because the MSCI EAFE Growth(SM) Index is considered to be a more appropriate comparison. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                          10 YEARS
                                                                                         (OR LIFE OF
                                                                    1 YEAR     5 YEARS     CLASS)
CLASS A RETURN BEFORE TAXES(3)                                  %   12.93       10.00       7.73
Class A Return After Taxes on Distributions(3)                  %   11.36        9.70       5.84
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %   10.51        8.80       5.73
MSCI EAFE Growth(SM) Index (reflects no deduction for fees,
  expenses or taxes)(4)                                         %   22.33       12.27       5.07
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %   26.34       14.98       7.71
CLASS B RETURN BEFORE TAXES(6)                                  %   13.98        9.97       2.92(2)
MSCI EAFE Growth(SM) Index (reflects no deduction for fees,
  expenses or taxes)(4)                                         %   22.33       12.27       2.43(7)
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %   26.34       14.98       8.10(7)
CLASS C RETURN BEFORE TAXES(8)                                  %   18.02       10.27       3.78(2)
MSCI EAFE Growth(SM) Index (reflects no deduction for fees,
  expenses or taxes)(4)                                         %   22.33       12.27       2.43(7)
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %   26.34       14.98       8.10(7)



(1) Prior to July 26, 2000, Lexington Management Corporation served as the Adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Effective April 28, 2006 as a result of a change in the portfolio management team, the Fund changed its name and investment strategy to focus on growth-style investing instead of a blend of value-style/growth-style investing.


(2) Class B shares commenced operations on August 22, 2000. Class C shares commenced operations on September 15, 2000.


(3) Reflects deduction of the maximum Class A sales charge of 5.75%.


(4) The MSCI EAFE Growth(SM) Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation.


(5) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(6) Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.


(7) The index returns for Class B and Class C shares are for the period beginning September 1, 2000.

(8) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING International Growth Opportunities Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                         ING Clarion Real Estate
ING INTERNATIONAL REAL ESTATE FUND                              Securities, L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to provide investors with high total return. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in companies located in a number of different countries, other than the U.S. These companies may have investments that provide exposure to the U.S. real estate industry. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. As a general matter, the Fund expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Fund may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

- First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

- Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:
  (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities in industries to which the Fund is not exposed, or may not favor equities at all.

REAL ESTATE -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

NON-DIVERSIFICATION -- the Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified within a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer that if it had greater exposure to that issuer.

CONCENTRATION -- because the Fund's investments are concentrated in one or more real estate industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.



PORTFOLIO -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 26      ING International Real Estate Fund

                                              ING INTERNATIONAL REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since ING International Real Estate Fund did not have a full year of performance as of December 31, 2006, there is no performance information included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING International Real Estate Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                  Acadian Asset Management, Inc.
ING INTERNATIONAL SMALLCAP FUND          Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]


The Fund seeks maximum long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its assets in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in companies located outside the U.S., including emerging markets. The Fund may invest up to 35% of its total assets in U.S. issuers.


The Fund considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the S&P Citigroup Extended Market Index World Ex US ("Index") (as of December 31, 2006, between $23 million and $34.6 billion). The Index focuses on the smallest 20% of stocks within each country, as defined by their free-float adjusted market capitalization. The market capitalization of companies considered to be small-capitalization will change with market conditions. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.


The Fund invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including Exchange Traded Funds ("ETFs"); rights; and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

Acadian Asset Management, Inc. ("Acadian") and Batterymarch Financial Management, Inc. ("Batterymarch") provide the day-to-day management of the Fund. The two sub-advisers act independently of each other and use their own methodology for selecting investments.

ACADIAN
Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each country, thereby capturing value-added at both the stock and the country levels.

BATTERYMARCH

Batterymarch employs a bottom-up quantitative strategy to rank stocks using fundamental factors such as cash flow, earnings growth, expectations, measurements of value and technical factors. Region and sector weights are determined using the Sub-Adviser's proprietary models.


Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or large company securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

GROWTH INVESTING -- growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.

- Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce returns for the Fund.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 28      ING International SmallCap Fund

                                                 ING INTERNATIONAL SMALLCAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
13.46     35.57   121.93   (16.60)  (27.52)  (17.15)   44.74    21.72    25.15    26.15

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 53.34%


                       Worst: 3rd quarter 2002: (19.29)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to those of two broad measures of market performance -- The Standard and Poor's Citigroup Extended Market Index World Ex. U.S. ("S&P/Citigroup EMI World Ex. U.S.") and the Morgan Stanley Capital International -- Europe, Australasia and Far East Small Cap Index ("MSCI EAFE Small Cap Index"). Prior to November 1, 2006, the Fund compared its performance to the MSCI EAFE(R) Small Cap Index. The Fund changed the index to which it compares its performance because the S&P/Citigroup EMI World Ex. U.S. is considered a more appropriate comparison. It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                   1 YEAR   5 YEARS   10 YEARS
CLASS A RETURN BEFORE TAXES(2)                                  %  18.90     16.77     16.18
Class A Return After Taxes on Distributions(2)                  %  18.88     16.76     15.30
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  12.49     14.86     14.11
S&P/Citigroup EMI World Ex. U.S. (reflects no deductions for
fees, expenses or taxes)(3)                                     %  29.42     23.73     10.65
MSCI EAFE Small Cap Index (reflects no deductions for fees,
expenses or taxes)(4)                                           %  17.35     21.60      6.81
CLASS B RETURN BEFORE TAXES(5)                                  %  20.35     17.17     16.15
S&P/Citigroup EMI World Ex. U.S. (reflects no deductions for
fees, expenses or taxes)(3)                                     %  29.42     23.73     10.65
MSCI EAFE Small Cap Index (reflects no deductions for fees,
expenses or taxes)(4)                                           %  17.35     21.60      6.81
CLASS C RETURN BEFORE TAXES(6)                                  %  24.29     17.37     16.12
S&P/Citigroup EMI World Ex. U.S. (reflects no deductions for
fees, expenses or taxes)(3)                                     %  29.42     23.73     10.65
MSCI EAFE Small Cap Index (reflects no deductions for fees,
expenses or taxes)(4)                                           %  17.35     21.60      6.81



(1) Effective March 1, 2005, Acadian Asset Management, Inc. began serving as Sub-Adviser to the Fund and the Fund changed its principal investment strategies. Effective November 1, 2006, Batterymarch Financial Management, Inc. began serving as a second Sub-Adviser to the Fund and the Fund's investment strategy was changed to reflect Batterymarch's style of investing. Prior to March 1, 2005, the Fund was managed by a different sub-adviser. Prior to May 24, 1999, Nicholas-Applegate Capital Management was the Adviser to the Fund. ING Investments, LLC has been the Fund's investment adviser since May 24, 1999.


(2) Reflects deduction of the maximum Class A sales charge of 5.75%.

(3) The S&P/Citigroup EMI World Ex. U.S. is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index.


(4) The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index that represents the smallcap segments in 21 developed equity markets outside of North America. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(5) Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.

(6) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING International SmallCap Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING INTERNATIONAL VALUE FUND                                                L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value. The process uses a sophisticated computer database that constantly screens international companies across the globe. The Sub-Adviser focuses on valuation measures such as price-to-earnings or price-to-book ratios as well as liquidity and market capitalization. The Sub-Adviser also applies the principles of its investment philosophy to determine an estimate of each company's value, then thoroughly reviews each company to find and purchase shares of businesses that the Sub-Adviser believes are selling at a significant discount to their true worth.

The Fund holds common stocks, preferred stocks, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs"), as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in a number of different countries other than the U.S., which may include countries with emerging securities markets. The Fund will typically invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International -- Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index") as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR THOSE SITUATIONS SET FORTH IN THE SHAREHOLDER GUIDE ON PAGE 51.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 30      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's Class A shares' performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.


                       YEAR BY YEAR TOTAL RETURNS (%)(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
17.86     13.46    51.49    1.89    (13.33)  (18.00)   47.75    23.92    10.14    28.25

            Best and worst quarterly performance during this period:

                         Best: 2nd quarter 2003: 22.54%


                       Worst: 3rd quarter 2002: (22.23)%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of a broad measure of market performance -- the MSCI EAFE(R) Index. It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                       10 YEARS
                                                                                      (OR LIFE OF
                                                                   1 YEAR   5 YEARS     CLASS)
CLASS A RETURN BEFORE TAXES(2)                                  %  20.88     14.86       13.58
Class A Return After Taxes on Distributions(2)                  %  19.10     14.00       12.25
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  16.10     12.99       11.57
MSCI EAFE(R) Index (reflects no deductions for fees,
  expenses or taxes)(3)                                         %  26.34     14.98        7.71
CLASS B RETURN BEFORE TAXES(4)                                  %  22.39     15.19       13.30(1)
MSCI EAFE(R) Index (reflects no deductions for fees,
  expenses or taxes)(3)                                         %  26.34     14.98        8.10(5)
CLASS C RETURN BEFORE TAXES(6)                                  %  26.41     15.42       13.46
MSCI EAFE(R) Index (reflects no deductions for fees,
  expenses or taxes)(3)                                         %  26.34     14.98        7.71



(1) Class B shares commenced operations on April 18, 1997.



(2) Reflects deduction of the maximum Class A sales charge of 5.75%.



(3) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.



(5) The index return for Class B shares is for the period beginning May 1, 1997.


(6) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       31

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                Tradewinds NWQ Global Investors,
ING INTERNATIONAL VALUE CHOICE FUND                                          LLC
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Fund generally invests at least 80% of its total assets in common and preferred equities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), derivatives and convertible securities. The Fund may invest up to 10% in Rule 144A Securities. The Fund may invest up to 20% in companies located in countries with emerging securities markets when the Sub-Adviser believes they present an attractive investment opportunity.

The Fund uses a combination of bottom-up fundamental research coupled with proprietary quantitative analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. The quantitative analysis focuses on traditional value metrics, while the fundamental analysis seeks to identify competitive advantages, misperceived fundamentals, financial strength, opportunistic catalysts and franchise quality. Upon determining the degree of visibility and conviction in the catalyst that is expected to drive investment results, the Sub-Adviser diversifies across economic sectors and countries. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception and short-term focus. The Sub-Adviser may invest in companies with any market capitalization.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.


FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RULE 144A SECURITIES -- Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 32      ING International Value Choice Fund

                                             ING INTERNATIONAL VALUE CHOICE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


In addition, performance of a composite of similarly managed accounts is presented in the "Management of the Funds -- Adviser and Sub-Adviser" section of this Prospectus.


The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower if it did.


                        YEAR-BY-YEAR TOTAL RETURN (%)(1)
                       (FOR THE PERIOD ENDED DECEMBER 31)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  18.44

            Best and worst quarterly performance during this period:

                          Best: 4th quarter 2006: 9.74%


                        Worst: 2nd quarter 2006: (0.84)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B and Class C shares' performance to that of a broad measure of market performance -- the Morgan Stanley Capital International-Europe, Australasia, Far East Index ("MSCI EAFE(R) Index"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.


                                                                                    5 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    10 YEARS
CLASS A RETURN BEFORE TAXES(2)                                  %   11.60            13.29(1)          N/A
Class A Return After Taxes on Distributions(2)                  %   11.29            12.83(1)          N/A
Class A Return After Taxes on Distributions and Sale of Fund         8.05            11.29(1)          N/A
Shares(2)                                                       %
MSCI EAFE(R) Index (reflects no deduction for fees, expenses        26.34            21.88(4)          N/A
or taxes)(3)                                                    %
CLASS B RETURN BEFORE TAXES(5)                                  %   12.48            14.10(1)          N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses        26.34            21.88(4)          N/A
or taxes)(3)                                                    %
CLASS C RETURN BEFORE TAXES(6)                                  %   16.54            16.06(1)          N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses        26.34            21.88(4)          N/A
or taxes)(3)                                                    %


(1) Class A and Class B shares commenced operations on February 1, 2005. Class C shares commenced operations on February 4, 2005.

(2) Reflects deduction of the maximum Class A sales charge of 5.75%.


(3) MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchange in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) The index returns for Class A, Class B and Class C shares are for the period beginning February 1, 2005.



(5) Reflects deduction of the deferred sales charge of 5.00% and 4.00% for the 1 Year and Life of Class returns, respectively.



(6) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING International Value Choice Fund       33

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                      ING Investment Management,
ING INTERNATIONAL VALUE OPPORTUNITIES FUND                        Advisors, B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies which belong to the developed MSCI country indices from Europe, Australasia, and the Far East. Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries outside of the U.S., which may include countries with emerging securities markets when the Sub-Adviser believes they present an attractive investment opportunity. The Fund generally invests in common stock, preferred stock, convertible securities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs").

In selecting securities for the Fund, the Sub-Adviser uses a combination of proprietary quantitative analysis combined with fundamental research to identify securities which the Sub-Adviser believes offer good value relative to their peers in the same industry, sector or region. The quantitative analysis combines traditional value Indicators like price to book value, cash flow, dividends and earning yield together with momentum indicators like price, earnings, cash flow, dividend yield. The fundamental research is used primarily to identify competitive advantages, a strong capital structure and a capable management team. The Sub-Adviser diversifies across economic sectors and countries.

The Sub-Adviser also seeks to take profit from opportunities created by investor overreaction, misperception and short-term focus.


Upon determining the degree of visibility and conviction in the catalyst that is expected to drive investment results, the Sub-Adviser diversifies across economic sectors and countries. The Sub-Adviser may invest in companies with any market capitalization.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.


FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 34      ING International Value Opportunities Fund

                                      ING INTERNATIONAL VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since ING International Value Opportunities Fund had not commenced operations as of December 31, 2006, there is no performance included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                             ING International Value Opportunities Fund       35

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING RUSSIA FUND                          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund seeks to achieve its objective by normally investing at least 80% of its assets in equity securities (including common and preferred stocks, and convertible securities) of Russian companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser manages the Fund as a core equity product investing primarily in Russian companies and is not constrained by a particular investment style or market capitalization. It may invest in "growth" or "value" securities. The Sub-Adviser seeks to invest in companies that are undervalued by the market because their pace of development and earnings growth have been underestimated. The Sub-Adviser also seeks to invest in companies that it believes will experience growth in revenue and profits. The Fund may invest the other 20% of its assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government without any restrictions based on investment quality or maturity of the debt securities. The Fund may also invest in the equity securities of companies located outside of Russia including those companies located in the former Soviet Union. The Fund may invest up to 10% of its assets in other investment companies.

When the Fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities. The criteria used by the Fund to determine whether an issuer is based in Russia include: the issuer is organized in Russia; the principal securities market for the issuer is Russia; the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Russia; or at least 50% of the issuer's assets are located in Russia.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

MARKET TRENDS AND PRICE VOLATILITY -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all. The Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price swings than larger companies because they typically have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

RISKS OF INVESTING IN SECURITIES OF RUSSIAN COMPANIES

The following risks apply to all mutual funds that invest in securities of Russian companies, including ING Russia Fund.

POLITICAL RISK -- since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

MARKET CONCENTRATION AND LIQUIDITY RISK -- the Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund's policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

LACK OF RELIABLE FINANCIAL INFORMATION -- there may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

UNFAVORABLE ACTIONS -- there is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

SETTLEMENT AND CUSTODY RISK -- ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund's ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

NON-DIVERSIFICATION -- the Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified within a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

GEOGRAPHICAL CONCENTRATION -- because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES -- junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.


OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 36      ING Russia Fund

                                                                 ING RUSSIA FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
67.50    (82.99)  159.76   (17.80)   80.32    24.72    75.88    5.91     70.94    67.53

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 95.36%


                       Worst: 3rd quarter 1998: (64.89)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to those of two broad measures of market performance -- the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI EM Index(SM)") and the Russian Trading System Index. It is not possible to invest directly in the indices. The table also shows returns on a before- tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                    1 YEAR    5 YEARS   10 YEARS
CLASS A RETURN BEFORE TAXES(2)                                  %   57.91      44.34      21.25
Class A Return After Taxes on Distributions(2)                  %   56.75      44.08      20.40
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   39.12      40.45      18.89
MSCI EM Index(SM) (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %   32.17      26.59       9.40(4)
Russian Trading System Index (reflects no deduction for
  fees, expenses or taxes)(5)                                   %   70.75      49.16      25.35


(1) Prior to July 26, 2000, Lexington Management Corporation served as the Adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Prior to January 2, 2001, Troika Dialog Asset Management ("Cayman Islands"), Ltd. served as the Adviser to the Fund. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002. Effective December 5, 2002, ING Investment Management Advisors B.V. became the Sub-Adviser to the Fund.

(2) Reflects deduction of the maximum Class A sales charge of 5.75%.


(3) The MSCI EM Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) Prior to December 31, 1996, the MSCI EM Index(SM) did not include the deduction of withholding taxes. The net index return is for the period beginning January 1, 1997.



(5) The Russian Trading System Index is a capitalization-weighted index that is calculated in U.S. dollars. The Index tracks the performance of Russia's most active stocks traded on the Russian Trading System. The Index is operated by the National Association of Participants in the Securities Markets, a non-profit body.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Russia Fund       37

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING EMERGING MARKETS FIXED INCOME FUND   ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to maximize total return. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in debt securities of issuers located or primarily conducting their business in emerging market countries. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund expects to maintain investments in a number of different emerging market countries. The total return sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The debt securities in which the Fund may invest include fixed-rate instruments; convertible bonds; bonds associated with restructured syndicated or bank loans (e.g., Brady bonds); and subordinated bonds. The Fund may invest in warrants and in structured securities to access specific markets or for purposes of tax efficiency.

The Fund may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include: futures and forward contracts; options on futures contracts, foreign currencies, securities and stock indices; structured notes and indexed securities; and swaps, caps, floors and collars.

The Fund may invest in below investment-grade bonds, including corporate bonds from emerging markets, which at the time of investment, are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB- by Standard & Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.), have an equivalent rating by a nationally recognized statistical rating organization, and those in default or non-rated.


The Sub-Adviser generally invests in securities of various maturities. For instance, the Fund may hold securities with maturities that are short-term (generally, less than three years), intermediate (three to ten years), and long-term (longer than ten years). The Sub-Adviser may adjust the duration (a measure of sensitivity to interest rate movements) of the Fund's portfolio, depending on its outlook on interest rate movements.


The Fund may also invest in money-market instruments with maturities not exceeding 397 days.

The Sub-Adviser uses a top-down analysis of the emerging markets sector in identifying investments for the Fund's portfolio. The Sub-Adviser selects securities for the Fund, taking into consideration (i) the attractiveness of the investment based on a country's yield curve; (ii) the liquidity of the investment; and (iii) the conditions related to the security's interest payment deferrals or principal amortization schedules.

At least 70% of the securities in which the Fund invests will be securities denominated in either USD (US dollar), EUR (European Monetary Union euro), JPY (Japanese yen), CHF (Swiss franc) or GBP (British pound), and up to 30% of the Fund's assets can be invested in currencies of, or in securities denominated in the currencies of, emerging market countries. Local currencies are defined as the means of exchange issued by the Central Banks residing in emerging market countries.

The Sub-Adviser considers an emerging market country to be any country determined to have an emerging market economy, taking into account a number of factors, including whether the country has a low-to-middle economy, according to the International Bank for Reconstruction and Development (the World Bank), the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. Such countries are located in Latin America, Asia, Africa, the Middle East and the developing countries of Europe, primarily Eastern Europe.

The Fund may invest up to 20% of its total assets in floating-rate instruments.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate country or corporate information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. In emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in emerging market countries. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities with emerging securities markets.

NON-DIVERSIFICATION -- the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK -- When the Fund invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.

INABILITY TO SELL SECURITIES -- convertible securities, securities of smaller and mid-sized companies and securities of companies located in countries with emerging securities markets usually trade in lower volume and may be less liquid than other investments and securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 38      ING Emerging Markets Fixed Income Fund

                                          ING EMERGING MARKETS FIXED INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower if it did.

                        YEAR-BY-YEAR TOTAL RETURN (%)(1)
                       (FOR THE PERIOD ENDED DECEMBER 31)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  11.45


            Best and worst quarterly performance during this period:

                                Best: 3rd quarter 2006:  7.12%
                               Worst: 2nd quarter 2006:  (4.21)%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to that of a broad measure of market performance -- the JPMorgan Emerging Markets Bond Index Global Diversified ("JP Morgan EMB Index Global Diversified"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                    5 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %    5.00             5.82(1)          N/A
Class A Return After Taxes on Distributions(3)                  %    2.31             3.17(1)          N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %    3.14             3.39(1)          N/A
JPMorgan EMB Index Global Diversified (reflects no deduction
for fees, expenses or taxes)(4)                                 %    9.86             9.86(5)          N/A


(1) Class A shares commenced operations on December 21, 2005.


(2) The figures shown are for Class A shares of the Fund. Class B shares and Class C shares are not shown because they did not have a full year of performance as of December 31, 2006. Class A shares would have substantially similar annual returns as the Class B and Class C shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class A, Class B and Class C shares have different expenses.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The JPMorgan EMB Index Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts of debt outstanding.



(5) The index return for Class A shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING Emerging Markets Fixed Income Fund       39

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL BOND FUND                               ING Investment Management Co.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of bonds of issuers in a number of different countries, which may include the U.S. The Fund will provide shareholders with at least 60 days' prior written notice of any change in this investment policy.

The Fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Fund may hedge its exposure to securities denominated in foreign currencies. The Fund may also borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the Investment Company Act of 1940, as amended. This investment technique is known as "leveraging."

The Fund invests primarily in investment grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment grade (at least BBB- by Standard & Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements and other investment companies. The Fund may also invest up to 5% of its assets in a combination of floating rate secured loans ("Senior Loans") and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Fund may invest a portion of its assets in high yield debt securities rated below investment grade, the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio duration of the Fund will generally range between two and nine years.

The Fund may use futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed-income securities or as a substitute for a position in an underlying asset. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements).

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund is non-diversified which means it may invest a significant portion of its assets in a single issuer.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- The value of the Fund changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

DEBT SECURITIES -- The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

FOREIGN INVESTING -- Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate country or corporate information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. In emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in emerging market countries. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities with emerging securities markets.

INTEREST RATE -- Fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

CREDIT -- The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Fund may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. The Fund is also subject to credit risk through its investment in floating rate loans.

NON-DIVERSIFICATION -- The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act"). If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK -- When the Fund invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.

BORROWING/LEVERAGE -- The Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging." Therefore, the Fund's exposure to fluctuations in the prices of the securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value ("NAV") of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, may further reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield. Lastly, there is no guarantee that a leveraging strategy will be successful.

DERIVATIVES -- Derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

MORTGAGE-RELATED SECURITIES -- The prices of mortgage-related securities are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

OTHER INVESTMENT COMPANIES -- The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- Some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund would lose money if it cannot sell security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

PORTFOLIO TURNOVER -- A high portfolio turnover rate involves greater expenses to the Fund, such as other transaction costs, and may generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 40      ING Global Bond Fund

                                                            ING GLOBAL BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since ING Global Bond Fund did not have a full year of performance as of December 31, 2006, there is no performance information included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Global Bond Fund       41

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by a Fund. The tables that follow show the fees and the estimated operating expenses for each of the Funds. The estimated expenses are based on the expenses paid by the Funds in the fiscal year ended October 31, 2006. Actual expenses paid by the Funds may vary from year to year.


FEES YOU PAY DIRECTLY


                                                                CLASS A(1)    CLASS B(2)     CLASS C(2)
--------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)
 All Funds (except, ING Emerging Markets Fixed Income Fund
  and ING Global Bond Fund)                                        5.75(3)       none           none
 ING Emerging Markets Fixed Income Fund and ING Global Bond
  Fund                                                             2.50(4)       none           none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)
 All Funds                                                         none(5)       5.00(6)        1.00(7)
 REDEMPTION FEE (AS A % OF AMOUNT REDEEMED, IF APPLICABLE)
 ING Russia Fund                                                   2.00(8)        N/A            N/A



 (1) The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions. In addition, ING Emerging Countries Fund does not impose any front-end sales charge (load) on purchases of Class A shares of the Fund by its former Class M shareholders.


 (2) Not all Funds offer Class B and Class C shares. Please see page 49.


 (3) Reduced for purchases of $50,000 and over. Please see page 49.


 (4) Reduced for purchases of $99,999 and over. Please see page 49.


 (5) A contingent deferred sales charge ("CDSC") of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 49.


 (6) A CDSC is imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 49.


 (7) A CDSC is imposed upon redemptions within 1 year from purchase. Please see page 49.


 (8) The 2% redemption fee applies only to shares held less than 365 days for ING Russia Fund. Please see page 53.


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS A
                                                                   DISTRIBUTION                  ACQUIRED        TOTAL
                                                                   AND SERVICE                   FUND FEES       FUND
                                                      MANAGEMENT     (12b-1)         OTHER          AND        OPERATING
FUND                                                     FEES          FEES       EXPENSES(2)   EXPENSES(3)   EXPENSES(4)
-------------------------------------------------------------------------------------------------------------------------
 ING Global Equity Dividend                       %      0.70          0.25           0.32           --          1.27
 ING Global Natural Resources                     %      0.85          0.25           0.32           --          1.42
 ING Global Real Estate                           %      0.80          0.25           0.34         0.01          1.40
 ING Global Value Choice                          %      0.98          0.35           0.45           --          1.78
 ING Disciplined International SmallCap           %      0.60          0.25           0.42           --          1.27
 ING Emerging Countries                           %      1.25          0.35(7)        0.42           --          2.02
 ING Foreign                                      %      1.00          0.25           0.33         0.01          1.59
 ING Greater China                                %      1.15          0.25           1.24           --          2.64(9)
 ING Index Plus International Equity              %      0.55          0.25           0.50         0.01          1.31(9)
 ING International Capital Appreciation           %      0.85          0.25           0.74         0.00(10)      1.84(9)
 ING International Growth Opportunities           %      1.00          0.25           0.40         0.00(10)      1.65
 ING International Real Estate                    %      1.00          0.25           0.76         0.00(10)      2.01(9)
 ING International SmallCap                       %      0.98          0.35           0.33           --          1.66
 ING International Value                          %      1.00          0.30           0.30           --          1.60
 ING International Value Choice                   %      1.00          0.25           0.46           --          1.71
 ING International Value Opportunities            %      0.80          0.25           0.48           --          1.53
 ING Russia                                       %      1.25          0.25           0.48         0.13          2.11
 ING Emerging Markets Fixed Income                %      0.65          0.25           1.51           --          2.41(9)
 ING Global Bond                                  %      0.40          0.25           0.42         0.00(10)      1.07

CLASS A
                                                                        NET
                                                     WAIVERS,          FUND
                                                  REIMBURSEMENTS     OPERATING
FUND                                             AND RECOUPMENT(5)   EXPENSES
-----------------------------------------------  -----------------------------
 ING Global Equity Dividend                             0.06           1.33
 ING Global Natural Resources                             --           1.42
 ING Global Real Estate                                   --           1.40
 ING Global Value Choice                                  --           1.78(6)
 ING Disciplined International SmallCap                (0.07)          1.20
 ING Emerging Countries                                (0.10)          1.92(8)
 ING Foreign                                            0.07           1.66
 ING Greater China                                        --           2.64
 ING Index Plus International Equity                   (0.15)          1.16
 ING International Capital Appreciation                (0.34)          1.50
 ING International Growth Opportunities                   --           1.65
 ING International Real Estate                         (0.51)          1.50
 ING International SmallCap                               --           1.66
 ING International Value                                  --           1.60
 ING International Value Choice                        (0.01)          1.70(11)
 ING International Value Opportunities                 (0.13)          1.40
 ING Russia                                               --           2.11
 ING Emerging Markets Fixed Income                     (1.16)          1.25
 ING Global Bond                                       (0.17)          0.90


 42      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS B
                                              DISTRIBUTION                  ACQUIRED        TOTAL         WAIVERS,         NET
                                              AND SERVICE                   FUND FEES       FUND       REIMBURSEMENTS     FUND
                                 MANAGEMENT     (12b-1)         OTHER          AND        OPERATING         AND         OPERATING
FUND                                FEES          FEES       EXPENSES(2)   EXPENSES(3)   EXPENSES(4)   RECOUPMENT(5)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 ING Global Equity
  Dividend                   %      0.70          1.00          0.32            --          2.02            0.06          2.08
 ING Global Real Estate      %      0.80          1.00          0.34          0.01          2.15              --          2.15
 ING Global Value Choice     %      0.98          1.00          0.45            --          2.43              --          2.43(6)
 ING Disciplined
  International SmallCap     %      0.60          1.00          0.42            --          2.02           (0.07)         1.95
 ING Emerging Countries      %      1.25          1.00          0.42            --          2.67              --          2.67(8)
 ING Foreign                 %      1.00          1.00          0.33          0.01          2.34            0.07          2.41
 ING Greater China           %      1.15          1.00          1.24            --          3.39(9)           --          3.39
 ING Index Plus
  International Equity       %      0.55          1.00          0.50          0.01          2.06(9)        (0.15)         1.91
 ING International Capital
  Appreciation               %      0.85          1.00          0.74          0.00(10)      2.59(9)        (0.34)         2.25
 ING International Growth
  Opportunities              %      1.00          1.00          0.40          0.00(10)      2.40              --          2.40
 ING International Real
  Estate                     %      1.00          1.00          0.76          0.00(10)      2.76(9)        (0.51)         2.25
 ING International
  SmallCap                   %      0.98          1.00          0.33            --          2.31              --          2.31
 ING International Value     %      1.00          1.00          0.30            --          2.30              --          2.30
 ING International Value
  Choice                     %      1.00          1.00          0.46            --          2.46           (0.01)         2.45(11)
 ING International Value
  Opportunities              %      0.80          1.00          0.48            --          2.28           (0.13)         2.15
 ING Emerging Markets
  Fixed Income               %      0.65          1.00          1.51            --          3.16(9)        (1.16)         2.00
 ING Global Bond             %      0.40          1.00          0.42          0.00(10)      1.82           (0.17)         1.65


CLASS C
                                                                       DISTRIBUTION                  ACQUIRED        TOTAL
                                                                       AND SERVICE                   FUND FEES       FUND
                                                          MANAGEMENT     (12b-1)         OTHER          AND        OPERATING
FUND                                                         FEES          FEES       EXPENSES(2)   EXPENSES(3)   EXPENSES(4)
-----------------------------------------------------------------------------------------------------------------------------
 ING Global Equity Dividend                           %      0.70          1.00          0.32            --          2.02
 ING Global Real Estate                               %      0.80          1.00          0.34          0.01          2.15
 ING Global Value Choice                              %      0.98          1.00          0.45            --          2.43
 ING Disciplined International SmallCap Fund          %      0.60          1.00          0.42            --          2.02
 ING Emerging Countries                               %      1.25          1.00          0.42            --          2.67
 ING Foreign                                          %      1.00          1.00          0.33          0.01          2.34
 ING Greater China                                    %      1.15          1.00          1.24            --          3.39(9)
 ING Index Plus International Equity                  %      0.55          1.00          0.50          0.01          2.06(9)
 ING International Capital Appreciation               %      0.85          1.00          0.74          0.00(10)      2.59(9)
 ING International Growth Opportunities               %      1.00          1.00          0.40          0.00(10)      2.40
 ING International Real Estate                        %      1.00          1.00          0.76          0.00(10)      2.76(9)
 ING International SmallCap                           %      0.98          1.00          0.33            --          2.31
 ING International Value                              %      1.00          1.00          0.30            --          2.30
 ING International Value Choice                       %      1.00          1.00          0.46            --          2.46
 ING International Value Opportunities                %      0.80          1.00          0.48            --          2.28
 ING Emerging Markets Fixed Income                    %      0.65          1.00          1.51            --          3.16(9)
 ING Global Bond                                      %      0.40          1.00          0.42          0.00(10)      1.82

CLASS C
                                                        WAIVERS,         NET
                                                     REIMBURSEMENTS      FUND
                                                          AND         OPERATING
FUND                                                 RECOUPMENT(5)     EXPENSES
---------------------------------------------------  ---------------------------
 ING Global Equity Dividend                               0.06           2.08
 ING Global Real Estate                                     --           2.15
 ING Global Value Choice                                    --           2.43(6)
 ING Disciplined International SmallCap Fund             (0.07)          1.95
 ING Emerging Countries                                     --           2.67(8)
 ING Foreign                                              0.07           2.41
 ING Greater China                                          --           3.39
 ING Index Plus International Equity                     (0.15)          1.91
 ING International Capital Appreciation                  (0.34)          2.25
 ING International Growth Opportunities                     --           2.40
 ING International Real Estate                           (0.51)          2.25
 ING International SmallCap                                 --           2.31
 ING International Value                                    --           2.30
 ING International Value Choice                          (0.01)          2.45(11)
 ING International Value Opportunities                   (0.13)          2.15
 ING Emerging Markets Fixed Income                       (1.16)          2.00
 ING Global Bond                                         (0.17)          1.65


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       43

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------


 (1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. With the exception of ING Disciplined International SmallCap Fund, ING International Value Opportunities Fund and ING Global Bond Fund, these estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Fund, has agreed. For ING Disciplined International SmallCap Fund and ING Global Bond Fund, each of which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. For ING International Value Opportunities Fund, which has not commenced operations as of the date of this Prospectus, expenses are based on estimated amounts for the current fiscal year.


 (2) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of each Fund's average daily net assets.


 (3) The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest. The fees and expenses will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Net Fund Operating Expenses."



 (4) The Total Fund Operating Expenses shown may be higher than a Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Funds and do not include Acquired Fund fees and expenses.



 (5) ING Investments, LLC, has entered into written expense limitation agreements with each Fund (except, ING Greater China Fund and ING International Value Fund) which it advises, under which it will limit expenses of the Funds, excluding interest, taxes, brokerage, extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limit for each Fund (except, ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING Global Value Choice Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Index Plus International Equity Fund, ING International Growth Opportunities Fund, ING International SmallCap Fund and ING Russia Fund) is shown as "Net Fund Operating Expenses." The expense limits for ING Global Equity Dividend Fund are 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively. The expense limit for ING Global Natural Resources Fund is 2.75% for Class A shares. The expense limits for ING Global Real Estate Fund are 1.75%, 2.50% and 2.50% for Class A, Class B and Class C shares, respectively. The expense limits for ING Global Value Choice Fund are 1.85%, 2.50% and 2.50% for Class A, Class B and Class C shares, respectively. The expense limits for ING Emerging Countries Fund are 2.25%, 2.90% and 2.90% for Class A, Class B and Class C shares, respectively. The expense limits for ING Foreign Fund are 1.95%, 2.70% and 2.70% for Class A, Class B and Class C shares, respectively. The expense limits for ING Index Plus International Equity Fund are 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively. The expense limits for ING International Growth Opportunities Fund are 2.75%, 3.50% and 3.50% for Class A, Class B and Class C shares, respectively. The expense limits for ING International SmallCap Fund are 1.95%, 2.60% and 2.60% for Class A, Class B and Class C shares, respectively. The expense limit for ING Russia Fund is 3.35% for Class A shares. The expense limits will continue through at least March 1, 2008. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of a termination of the expense limitation agreements within 90 days of the end of the then-current term or upon termination of the investment management agreement. Pursuant to a side agreement dated January 1, 2007, the expense limits for ING Emerging Countries Fund are 2.10%, 2.85% and 2.85% for Class A, Class B and Class C shares, respectively, through December 31, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2007, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Emerging Countries Fund's expense limitation agreement of 2.25%, 2.90% and 2.90% for Class A, Class B and Class C shares, respectively. Additionally, pursuant to a side agreement dated March 1, 2007, the expense limits for ING Foreign Fund are 1.70%, 2.45%, and 2.45% for Class A, Class B and Class C shares, respectively through March 1, 2008. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. If after March 1, 2008, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Foreign Fund's expense limitation agreement of 1.95%, 2.70% and 2.70% for Class A, Class B and Class C shares, respectively. Finally, pursuant to a side agreement dated March 1, 2007, the expense limits for ING International Growth Opportunities Fund are 1.95%, 2.70%, and 2.70% for Class A, Class B and Class C shares, respectively through March 1, 2008. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments, LLC elects to renew it. If after March 1, 2008, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING International Growth Opportunities Fund's expense limitation agreement of 2.75%, 3.50%, and 3.50% for Class A, Class B and Class C shares, respectively.



 (6) A portion of the brokerage commissions that ING Global Value Choice Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.77%, 2.42% and 2.42% for Class A, Class B, and Class C shares, respectively. This arrangement may be discontinued at any time.



 (7) ING Funds Distributor, LLC has agreed to waive 0.10% of the distribution fee for Class A shares of ING Emerging Countries Fund for the period from January 1, 2007 through December 31, 2007.



 (8) A portion of the brokerage commissions that ING Emerging Countries Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.91%, 2.66% and 2.66% for Class A, Class B, and Class C shares, respectively. This arrangement may be discontinued at any time.



 (9) Includes 0.52%, 0.17%, 0.31%, 0.29% and 0.89% of non-recurring offering expense for ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Real Estate Fund and ING Emerging Markets Fixed Income Fund, respectively. Excluding this amount the Total Fund Operating Expenses would have been as follows: ING Greater China Fund 2.12%, 2.87% and 2.87% for Class A, Class B, and Class C shares, respectively; ING Index Plus International Equity Fund 1.14%, 1.89% and 1.89% for Class A, Class B, and Class C shares, respectively; ING International Capital Appreciation Fund 1.53%, 2.28% and 2.28% for Class A, Class B, and Class C shares, respectively; ING International Real Estate Fund 1.72%, 2.47% and 2.47% for Class A, Class B, and Class C shares, respectively; and ING Emerging Markets Fixed Income Fund 1.52%, 2.27% and 2.27% for Class A, Class B, and Class C shares, respectively.



(10) Amount represents less than one-half of 1%.



(11) A portion of the brokerage commissions that ING International Value Choice Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.69%, 2.44% and 2.44% for Class A, Class B, and Class C shares, respectively. This arrangement may be discontinued at any time.


 44      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES


The Examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



CLASS A
FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING Global Equity Dividend                                     $        703        960       1,237       2,026
 ING Global Natural Resources                                   $        711        998       1,307       2,179
 ING Global Real Estate                                         $        709        997       1,293       2,148
 ING Global Value Choice                                        $        745      1,103       1,484       2,549
 ING Disciplined International SmallCap Fund(1)                 $        690        948       1,226       2,015
 ING Emerging Countries(1)                                      $        759      1,163       1,592       2,781
 ING Foreign                                                    $        734      1,054       1,397       2,361
 ING Greater China                                              $        827      1,348       1,895       3,377
 ING Index Plus International Equity(1)                         $        686        952       1,238       2,051
 ING International Capital Appreciation(1)                      $        719      1,089       1,483       2,583
 ING International Growth Opportunities                         $        733      1,065       1,420       2,417
 ING International Real Estate(1)                               $        719      1,123       1,551       2,740
 ING International SmallCap                                     $        734      1,068       1,425       2,427
 ING International Value                                        $        728      1,051       1,396       2,366
 ING International Value Choice(1)                              $        738      1,082       1,449       2,477
 ING International Value Opportunities(1)                       $        709      1,109       1,350       2,283
 ING Russia(1)                                                  $        777(2)   1,198       1,644       2,876
 ING Emerging Markets Fixed Income(1)                           $        374        874       1,401       2,841
 ING Global Bond(1)                                             $        340        565         809       1,508



CLASS B
                                                IF YOU SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                                      -------------------------------------------     -------------------------------------------
FUND                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 ING Global Equity Dividend     $      711          939       1,294       2,160        211          639       1,094       2,160
 ING Global Real Estate         $      718          973       1,354       2,292        218          673       1,154       2,292
 ING Global Value Choice        $      746        1,058       1,496       2,606        246          758       1,296       2,606
 ING Disciplined                $
  International SmallCap
  Fund(1)                              698          927       1,282       2,149        198          627       1,082       2,149
 ING Emerging Countries         $      770        1,129       1,615       2,846        270          829       1,415       2,846
 ING Foreign                    $      744        1,037       1,457       2,494        244          737       1,257       2,494
 ING Greater China              $      842        1,342       1,965       3,507        342        1,042       1,765       3,507
 ING Index Plus                 $
  International Equity(1)              694          931       1,295       2,185        194          631       1,095       2,185
 ING International Capital      $
  Appreciation(1)                      728        1,073       1,545       2,716        228          773       1,345       2,716
 ING International Growth       $
  Opportunities                        743        1,048       1,480       2,550        243          748       1,280       2,550
 ING International Real         $
  Estate(1)                            728        1,108       1,614       2,872        228          808       1,414       2,872
 ING International SmallCap     $      734        1,021       1,435       2,483        234          721       1,235       2,483
 ING International Value        $      733        1,018       1,430       2,461        233          718       1,230       2,461
 ING International Value        $
  Choice(1)                            748        1,066       1,510       2,611        248          766       1,310       2,611
 ING International Value        $
  Opportunities(1)                     718        1,000       1,408       2,417        218          700       1,208       2,417
 ING Emerging Markets Fixed     $
  Income(1)                            703        1,166       1,754       3,212        203          866       1,554       3,212
 ING Global Bond(1)             $      688          856       1,169       1,926        168          556         969       1,926


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       45

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES


CLASS C
                                                IF YOU SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                                      -------------------------------------------     -------------------------------------------
FUND                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 ING Global Equity
Dividend(1)                     $      311          639       1,094       2,353        211          639       1,094       2,353
 ING Global Real Estate         $      318          673       1,154       2,483        218          673       1,154       2,483
 ING Global Value Choice(1)     $      346          758       1,296       2,766        246          758       1,296       2,766
 ING Disciplined
  International SmallCap
  Fund                          $      298          627       1,082       2,342        198          627       1,082       2,342
 ING Emerging Countries         $      370          829       1,415       3,003        270          829       1,415       3,003
 ING Foreign                    $      344          737       1,257       2,681        244          737       1,257       2,681
 ING Greater China              $      442        1,042       1,765       3,676        342        1,042       1,765       3,676
 ING Index Plus
  International Equity(1)       $      294          631       1,095       2,378        194          631       1,095       2,378
 ING International Capital
  Appreciation(1)               $      328          773       1,345       2,899        228          773       1,345       2,899
 ING International Growth
  Opportunities                 $      343          748       1,280       2,736        243          748       1,280       2,736
 ING International Real
  Estate(1)                     $      328          808       1,414       3,053        228          808       1,414       3,053
 ING International SmallCap     $      334          721       1,235       2,646        234          721       1,235       2,646
 ING International Value        $      333          718       1,230       2,636        233          718       1,230       2,636
 ING International Value
  Choice(1)                     $      348          766       1,310       2,795        248          766       1,310       2,795
 ING International Value
  Opportunities                 $      318          700       1,208       2,605        218          700       1,208       2,605
 ING Emerging Markets Fixed
  Income(1)                     $      303          866       1,554       3,386        203          866       1,554       3,386
 ING Global Bond                $      268          556         969       2,123        168          556         969       2,123


(1) The Examples reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2) Due to redemption fees assessed on early redemptions, the cost of investing in ING Russia Fund for one year may vary based on the 2% redemption fee, if shares were held for less than 365 days. Please see page 53 for more details.


 46      What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS


Depending upon the Fund, you may select from up to three separate classes of shares: Class A, Class B and Class C shares. Certain Funds also offer Class I, Class Q and Class O shares. Class I, Class Q and Class O shares are not offered in this Prospectus.


CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25% to 0.35% (varies by Fund).

CLASS B

- No front-end sales charge; all your money goes to work for you right away.


- Distribution and service (12b-1) fees of 1%.


- A contingent deferred sales charge ("CDSC"), as described on page   .

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

- Not offered by ING Russia Fund and ING Global Natural Resources Fund.

- Class B shares of ING Emerging Markets Fixed Income Fund and ING Global Bond Fund are closed to new investments, provided that (1) Class B shares of ING Emerging Markets Fixed Income Fund and ING Global Bond Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Funds; and (2) subject to the terms and conditions of relevant exchange privileges and permitted under their respective prospectuses, Class B shares of ING Emerging Markets Fixed Income and ING Global Bond Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.


- Distribution and service (12b-1) fees of 1%.



- A 1% CDSC on shares sold within one year of purchase.


- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

- Not offered by ING Russia Fund and ING Global Natural Resources Fund.


When choosing between classes, you should carefully consider:


- How long you plan to hold shares of the Fund;

- The amount of your investment;

- The expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

- Whether you qualify for any sales charge discounts.


The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value ("NAV") than Class A shares.



Class B shares and Class C shares are not intended for purchase in excess of $100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.



Because the Funds may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares does not exceed the maximum of $100,000 and your investment in Class C shares does not exceed $1,000,000. The Funds cannot ensure that they will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.


You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Each Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Funds' website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       47

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

"Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Funds and servicing your shareholder accounts, Class A, Class B and Class C shares of each Fund have adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Because the fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor"). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the National Association of Securities Dealers ("NASD") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Funds' Adviser or Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; or (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a Fund's shares held by the broker-dealer's customers or (2) 0.20% of the value of a Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.

The Funds' Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of a Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.


The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest Inc.; AG Edwards & Sons; Charles Schwab & Co Inc.; Citigroup; Directed Services, LLC; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners Inc.; Legg Mason Wood Walker Inc.; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc.; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc.; Wachovia Securities Inc.; and Wells Fargo Investments.


Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully

 48      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

each mutual fund prospectus and discuss any questions you have with your registered representative.

SALES CHARGE CALCULATION


CLASS A(1)(2)(3)


Class A shares of the Funds (except ING Emerging Markets Fixed Income Fund and ING Global Bond Fund) are sold subject to the following sales charge:


                            AS A % OF THE
                              OFFERING      AS A % OF NET
YOUR INVESTMENT               PRICE(4)       ASSET VALUE
 Less than $50,000              5.75            6.10
 $50,000 - $99,999              4.50            4.71
 $100,000 - $249,999            3.50            3.63
 $250,000 - $499,999            2.50            2.56
 $500,000 - $999,999            2.00            2.04
 $1,000,000 and over                  See below


------------------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds that were a part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.


(3) Former shareholders of Class M shares of ING Emerging Countries Fund are not subject to sales charges on purchases of Class A shares of the Fund for the life of their account.



(4) The term "offering price" includes the front-end sales charge.


Class A shares of ING Emerging Markets Fixed Income Fund and ING Global Bond Fund are sold subject to the following sales charge:

                            AS A % OF THE
                              OFFERING      AS A % OF NET
YOUR INVESTMENT               PRICE(1)       ASSET VALUE
 Less than $99,999              2.50            2.56
 $100,000 - $499,999            2.00            2.04
 $500,000 - $999,999            1.25            1.27
 $1,000,000 and over                  See below

------------------
(1) The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50%        1 year
 $5,000,000 and over            0.25%        1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                  5.00%
 2nd year                                                  4.00%
 3rd year                                                  3.00%
 4th year                                                  3.00%
 5th year                                                  2.00%
 6th year                                                  1.00%
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                  1.00%
 After 1st year                                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Funds will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.


There is no CDSC on certain shares acquired through the reinvestment of dividends and capital gains distributions.


SALES CHARGE REDUCTIONS AND WAIVERS


REDUCED OR WAIVED FRONT-END SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:


- LETTER OF INTENT -- lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.


- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.



- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.



In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:



- REINSTATEMENT PRIVILEGE -- If you sell Class A of a Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see the SAI; or



- PURCHASES BY CERTAIN ACCOUNTS -- Class A shares may be purchased at NAV by certain fee-based programs offered


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       49

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

  through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.


- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.


- Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account ("IRA"). However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

- Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class A, Class B or Class C shares of a Fund, you may be eligible for a full or prorated credit of CDSCs paid on the sale when you make an investment up to the same amount you redeemed in the same share class if it occurs within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the SAI for more information.

 50      Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment amounts for the Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.
- Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250

There are no investment minimums for any subsequent investments.

Make your investment using the methods outlined in the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a U.S.
bank) generally will not be accepted. The Funds and the Distributor reserve the right to waive minimum investment amounts. The Funds and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

ING International Value Fund is closed to new investments except for shares purchased: (1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to June 28, 2002; (3) by shareholders participating in mutual fund wrap fee programs who were invested in the Fund prior to June 28, 2002; (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by the Adviser and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objective in light of market conditions, the size of the purchase, and other relevant factors relating to the Fund; (5) by certain institutional and separately managed account investors that are pre-existing clients of the Sub-Adviser; or (6) by employees of the Adviser or Sub-Adviser and their affiliates. Proof of eligibility may be required. Institutional and separately managed account investors that are pre-existing clients of the Sub-Adviser and employees of the Adviser or Sub-Adviser and their affiliates must identify themselves as such at the time of purchase. Failure to do so may result in a rejection of the purchase. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Funds, the Distributor, or a third-party selling you the Funds must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.


                               Initial                 Additional
         Method              Investment                Investment
     BY CONTACTING      An investment            Visit or consult an
     YOUR INVESTMENT    professional with an     investment professional.
     PROFESSIONAL       authorized firm can
                        help you establish and
                        maintain your account.



     BY MAIL            Visit or consult an      Fill out the Account
                        investment               Additions form included
                        professional. Make       on the bottom of your
                        your check payable to    account statement along
                        the ING Funds and mail   with your check payable
                        it, along with a         to the ING Funds and
                        completed Account        mail them to the address
                        Application. Please      on the account
                        indicate your            statement. Remember to
                        investment               write your account
                        professional on the      number on the check.
                        New Account
                        Application.



     BY WIRE            Call the ING             Wire the funds in the
                        Operations Department    same manner described
                        at (800) 992-0180 and    under "Initial
                        select Option 4 to       Investment."
                        obtain an account
                        number and indicate
                        your investment
                        professional on the
                        account.
                        Instruct your bank to
                        wire funds to the Fund
                        in the care of:
                        State Street Bank and
                        Trust Company
                        ABA #101003621
                        Kansas City, MO
                        credit to:
                        --------------------
                        (the Fund)
                        A/C #751-8315; for
                        further credit
                        to:
                        Shareholder
                        A/C
                        #--------------------
                        (A/C # you received
                        over the telephone)
                        Shareholder Name:
                        --------------------
                        (Your Name Here)
                        After wiring funds you
                        must complete the
                        Account Application
                        and send it to:
                        ING Funds
                        P.O. Box 219368
                        Kansas City, MO
                        64121-6368

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       51

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING -- MARKET TIMING

The Funds are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds. The Funds reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Funds determine not to be in the best interest of the Funds.

The Funds believe that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Funds or their shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Because the Funds invest in foreign securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Funds which do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that a Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

The Funds' Board of Trustees ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Funds. Consistent with this policy, the Funds monitor trading activity. Shareholders may make exchanges among their accounts with ING Funds four times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Funds reserve the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Funds also reserve the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Funds and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Funds reserve the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Funds' frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Funds will occur. Moreover, in enforcing such restrictions, the Funds are often required to make decisions that are inherently subjective. The Funds strive to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The ability of the Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Funds by the financial intermediary's customers. The Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Funds seek to implement the policies and procedures described above through instructions to the Funds' administrator, ING Funds Services, LLC.

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

 52      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


REDEMPTION FEE


A 2% redemption fee will be charged on the redemption of Class A shares of ING Russia Fund held less than 365 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" method. Therefore, the oldest shares are sold first.


The tax consequences of the redemption fee are not entirely clear. Although there is some authority to the effect that a fund would recognize taxable income in such circumstances, there is also authority, which ING Russia Fund intends to follow, that a fund does not recognize income. It is possible that the Internal Revenue Service or other taxing authorities might successfully contest these funds' tax treatment of this arrangement on this basis or for other reasons.


            Method                         Procedures
     BY CONTACTING YOUR       You may redeem shares by contacting
     INVESTMENT               your investment professional.
     PROFESSIONAL             Investment professionals may charge
                              for their services in connection with
                              your redemption request, but neither
                              the Fund nor the Distributor impose
                              any such charge.



     BY MAIL                  Send a written request specifying the
                              Fund name and share class, your
                              account number, the name(s) in which
                              the account is registered, and the
                              dollar value or number of shares you
                              wish to redeem to:
                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-6368
                              If certificated shares have been
                              issued, the certificate must accompany
                              the written request. Corporate
                              investors and other associations must
                              have an appropriate certification on
                              file authorizing redemptions. A
                              suggested form of such certification
                              is provided on the Account
                              Application. A signature guarantee may
                              be required.



     BY TELEPHONE --          You may redeem shares by telephone on
     EXPEDITED REDEMPTION     all accounts other than retirement
                              accounts, unless you check the box on
                              the Account Application which
                              signifies that you do not wish to use
                              telephone redemptions. To redeem by
                              telephone, call a Shareholder Services
                              Representative at (800) 992-0180.
                              RECEIVING PROCEEDS BY CHECK:
                              You may have redemption proceeds (up
                              to a maximum of $100,000) mailed to an
                              address which has been on record with
                              ING Funds for at least 30 days.
                              RECEIVING PROCEEDS BY WIRE:
                              You may have redemption proceeds
                              (subject to a minimum of $5,000) wired
                              to your pre-designated bank account.
                              You will not be able to receive
                              redemption proceeds by wire unless you
                              check the box on the Account
                              Application which signifies that you
                              wish to receive redemption proceeds by
                              wire and attach a voided check. Under
                              normal circumstances, proceeds will be
                              transmitted to your bank on the
                              business day following receipt of your
                              instructions, provided redemptions may
                              be made. In the event that share
                              certificates have been issued, you may
                              not request a wire redemption by
                              telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       53

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of each Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Funds are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Fund's NAV is not calculated. As a result, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.

When market quotations are not available or are deemed unreliable, a Fund will use a fair value for the security that is determined in accordance with procedures adopted by a Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

- Securities of an issuer that has entered into a restructuring;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are no current market value quotations; and

- Securities that are restricted as to transfer or resale.


The Funds or the Adviser may rely on the recommendations of a fair value pricing service approved by the Funds' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Funds' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC and any redemption fee (Class A shares of ING Russia Fund only). Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

 54      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate mutual fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.


The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.


In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGES INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from the Funds described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, the Fund's CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       55

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI. Each Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Fund will post the quarter ending June 30 holdings on August 1). Each Fund's portfolio holdings schedule will, at a minimum, remain available on the Funds' website until a Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Funds' website is located at www.ingfunds.com.

 56      Shareholder Guide

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual management fee paid by ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING Global Value Choice Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Greater China Fund, ING Index Plus International Equity Fund, ING International Growth Opportunities Fund, ING International Capital Appreciation Fund, ING International Real Estate Fund, ING International SmallCap Fund, ING International Value Fund, ING International Value Choice Fund, ING Russia Fund, ING Emerging Markets Fixed Income Fund and ING Global Bond Fund for the most recent fiscal year and to be paid by ING Disciplined International SmallCap Fund and ING International Value Opportunities Fund for the current fiscal year as a percentage of each Fund's average daily net assets:



FUND                                               MANAGEMENT FEES
 ING Global Equity Dividend                              0.70%
 ING Global Natural Resources                            0.85
 ING Global Real Estate                                  0.86
 ING Global Value Choice                                 0.98
 ING Disciplined International SmallCap Fund(1)          0.60
 ING Emerging Countries                                  1.25
 ING Foreign                                             1.00
 ING Greater China(2)                                    1.15
 ING Index Plus International Equity(2)                  0.55
 ING International Capital Appreciation(2)               0.85
 ING International Growth Opportunities                  1.00
 ING International Real Estate(2)                        1.00
 ING International SmallCap                              0.98
 ING International Value                                 1.00
 ING International Value Choice                          1.00
 ING International Value Opportunities(1)                0.80
 ING Russia                                              1.25
 ING Emerging Markets Fixed Income(2)                    0.65
 ING Global Bond(2)                                      0.40


------------------

(1) Because the Funds had not commenced operations as of the fiscal year ended, October 31, 2006, the management fee for these Funds reflects the current contract rate.



(2) Because the Funds had not had a full year of operations as of the fiscal year ended, October 31, 2006, the management fee for these Funds reflects the current contract rate.



For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory contracts for ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING Global Value Choice Fund, ING Disciplined International SmallCap Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Greater China Fund, ING Index Plus International Equity Fund, ING International Growth Opportunities Fund, ING International Capital Appreciation Fund, ING International Real Estate Fund, ING International SmallCap Fund, ING International Value Fund, ING International Value Choice, ING International Value Opportunities Fund, ING Russia Fund, ING Emerging Markets Fixed Income Fund and ING Global Bond Fund, please refer to the Funds' semi-annual shareholder report that will be dated April 30, 2007.


SUB-ADVISERS

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Fund's portfolio. Each sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or a Fund's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       57

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.


ING Investments acts as a "manager-of-managers" for ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Value Choice Fund, ING Disciplined International SmallCap Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Real Estate Fund, ING International SmallCap Fund, ING International Value Choice Fund, ING International Value Opportunities Fund, ING Emerging Markets Fixed Income Fund and ING Global Bond Fund (collectively, "Manager-of-Managers Funds"). ING Investments delegates to the sub-advisers of the Manager-of-Managers Funds the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of the Manager-of-Managers Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Manager-of-Managers Funds' Board. The Manager-of-Managers Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Manager-of-Managers Funds' Board, to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Manager-of-Managers Funds' shareholders. The Manager-of-Managers Funds will notify shareholders of any change in the identity of a sub-adviser of the Manager-of-Managers Funds. In this event, the names of the Manager-of-Managers Funds and their principal investment strategies may also change.


ING GLOBAL EQUITY DIVIDEND FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL VALUE OPPORTUNITIES FUND, ING RUSSIA FUND, AND ING EMERGING MARKETS FIXED INCOME FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.


ING Investment Management Advisors B.V. ("IIMA" or "Sub-Adviser") serves as Sub-Adviser to ING Global Equity Dividend Fund, ING Index Plus International Equity Fund, ING International Value Opportunities Fund, ING Russia Fund, and ING Emerging Markets Fixed Income Fund. IIMA is a Netherlands corporation organized in 1896 and became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to affiliates in Canada and the United States. IIMA is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $3.7 billion as of December 31, 2006.


ING GLOBAL EQUITY DIVIDEND FUND

The following individuals share responsibility for the day-to-day management of ING Global Equity Dividend Fund, since January 2006:


Nicolas Simar, Head of Value/High Dividend, is responsible for the High Dividend strategies. He is responsible for stock selection. Mr. Simar started his career at the Banque Bruxelles Lambert in 1996 (now part of ING) as an Investment Manager of Fixed Income and moved three years later to the Equity team to manage the Euro High Dividend strategy. Mr. Simar has ten years of investment experience.



Moudy El Khodr, Senior Investment Manager Equities, is responsible for the management of the global and US high dividend strategies. Mr. Khodr has been in charge of the globally investing EUR 3.1 bn large Star fund since he joined ING IM, in March 2001. Mr. Khodr is the portfolio manager responsible for implementing the daily investment decisions, including placing trade orders. Prior to joining ING IM, he was an equity fund manager at Banque Generale du Luxembourg (BGL). Mr. Khodr started his career at the Belgian stock exchange (now Euronext Brussels) in the study & statistical department. He has eight years of investment experience and is a European Certified Financial Analyst.



ING INDEX PLUS INTERNATIONAL EQUITY FUND


The following individuals share responsibility for the day-to-day management of ING Index Plus International Equity Fund, since its inception:

Carl Ghielen, Portfolio Manager, is co-manager of the Fund. He is responsible for stock selection, as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr. Ghielen is the portfolio manager responsible for implementing the daily investment decisions, including placing trade orders. Mr. Ghielen has over 14 years of investment experience. Prior to joining IIMA in 2000, he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen, Portfolio Manager, is co-manager of the Fund. He is responsible for stock selection. Mr. Jansen joined IIMA or its affiliates in 1997 as senior manager and has over 25 years of investment experience. Prior to joining IIMA, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

 58      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING INTERNATIONAL VALUE OPPORTUNITIES FUND

The following individuals share responsibility for the day-to-day management of ING International Value Opportunities Fund, since its inception:

Nicolas Simar, Senior Investment Manager Equities and Head of the Value Team, is responsible for all Value Strategies. Mr. Simar started his career at the Banque Bruxelles Lambert in 1996 (now part of ING) as an Investment Manager of Fixed Income and moved three years later to the Equity team to manage the Euro High Dividend strategy. Mr. Simar has ten years of investment experience.

Frederic Degembe, Investment Manager Equities, joined ING Investment Management in 1999 and is part of the Value Team. Mr. Degembe started his career as a Supervisor of operational teams at the Bank of New York in 1995. Within ING Investment Management, Mr. Degembe was responsible for the management of funds in various sectors, European and Global, namely food and beverage, consumer goods, prestige and luxury goods and multi-media. He holds the CEFA qualification and is a member of the European Federation of Financial Analyst Societies since 2001.

ING RUSSIA FUND

The following individuals share responsibility for the day-to-day management of ING Russia Fund:

Samuel Oubadia, Portfolio Manager, has served as co-manager of the portfolio management team that manages the Fund since January 2001. Mr. Oubadia has over nine years experience in portfolio management. Mr. Oubadia is responsible for investments in the emerging markets of Europe, including Russia. He is the portfolio manager responsible for implementing the daily investment decisions, including placing trade orders. Mr. Oubadia joined IIMA in September 1996 when he was the Senior Equity Manager at IIMA's office in Prague in the Czech Republic. He joined IIMA's global emerging markets team in January 1998.

Bernard Mignon has served as a member of the portfolio management team that manages the Fund since June 2005. He is responsible for stock selection. Mr. Mignon joined ING Investment Management in 1998 (first in Brussels, then in The Hague). Prior to his current position as Senior Investment Manager in the Emerging Markets team, Mr. Bernard was Senior Investment Manager of another team, the global Energy and Materials equities.

Jan-Wim Derks has served as a member of the portfolio management team that manages the Fund since January 2001. Mr. Derks serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe and is head of the portfolio management team. Mr. Derks joined ING Investment
Management -- Europe in 1997.

ING EMERGING MARKETS FIXED INCOME FUND

The following individuals share responsibility for the day-to-day management of ING Emerging Markets Fixed Income Fund, since its inception:

Rob Drijkoningen is head of the Emerging Markets Debt team, that is responsible for global emerging markets debt portfolios. He has been head of the Emerging Markets Debt team since its start in 1997. He is the portfolio manager responsible for implementing the daily investment decisions, including placing trade orders. Mr. Drijkoningen joined IIMA in 1995, first managing international fixed-income portfolios, including management of the currency risks.

Gorky Urquieta joined IIMA as a member of the Emerging Markets Debt team in June 2000 and is currently the Senior Investment Manager. He is responsible for securities selection. Mr. Urquieta's responsibilities include research, asset allocation and trading.

ING GLOBAL REAL ESTATE FUND AND ING INTERNATIONAL REAL ESTATE FUND

ING CLARION REAL ESTATE SECURITIES L.P.


Founded in 1969, ING Clarion Real Estate Securities L.P. ("ING CRES" or "Sub-Adviser") serves as the Sub-Adviser to ING Global Real Estate Fund and ING International Real Estate Fund. ING CRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of ING CRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. ING CRES is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2006, were valued at approximately $19.8 billion.


ING GLOBAL REAL ESTATE FUND

The following individuals are jointly responsible for the day-to-day management of ING Global Real Estate Fund:

T. Ritson Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience. Mr. Ferguson has managed the Fund's portfolio since November 2001. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, Managing Director, is a portfolio manager and is a member of ING CRES' Investment Committee. Mr. Burton has managed the Fund's portfolio since November 2001. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Previously with GE Investment Corporation, Mr. Burton has extensive direct investment experience in a broad array of product types and oversaw a $350 million portfolio of directly owned commercial real estate assets. Mr. Burton joined ING CRES in 1995.

Joseph T. Smith, Managing Director, is a portfolio manager and member of the Investment Policy Committee. Mr. Smith



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       59

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

has managed the Fund since February 2007. Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING Clarion in 1997 and has 13 years of real estate investment management experience.

ING INTERNATIONAL REAL ESTATE FUND

T. Ritson Ferguson, CFA, and Steven D. Burton, CFA have been jointly responsible for the day-to-day management of ING International Real Estate Fund, since its inception:

T. Ritson Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, Managing Director, is a portfolio manager and is a member of ING CRES' Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Previously with GE Investment Corporation, Mr. Burton has extensive direct investment experience in a broad array of product types and oversaw a $350 million portfolio of directly owned commercial real estate assets. Mr. Burton joined ING CRES in 1995.

ING GREATER CHINA FUND

ING INVESTMENT MANAGEMENT ASIA/PACIFIC (HONG KONG) LIMITED


ING Investment Management Asia/Pacific (Hong Kong) Limited ("IIM Asia Pacific" or "Sub-Adviser") serves as Sub-Adviser to ING Greater China Fund. IIM Asia Pacific is a company belonging to ING Groep whose registered office is at 39/F One International Finance Centre, 1 Harbour View Street, Central, Hong Kong. IIM Asia Pacific is registered with the SEC as an investment adviser. IIM Asia Pacific operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $91.4 billion as of December 31, 2006.


The following individuals jointly share responsibility for the day-to-day management of ING Greater China Fund, since its inception:

Nick Toovey, CFA, joined IIM Asia Pacific in October 2003 as Regional Head of Equities for Asia Pacific. Mr. Toovey oversees all investments for the Fund and has over 21 years of experience in equity investment management. He joined IIM Asia Pacific from Merrill Lynch Investment Managers in Singapore. Prior to that he was with Mercury Asset Management in London, which was later acquired by Merrill Lynch and has been responsible for the management of Asian Equity portfolios since 1997.

Bratin Sanyal joined IIM Asia Pacific in Hong Kong as Head of Asian Equity Investments in August 2004. He is responsible for the supervision of the management of the Fund. Mr. Sanyal has worked for ING for 12 years in New York, Amsterdam, Luxembourg and The Hague and has been directly involved in the management of Asian and emerging market equity portfolios for 10 years.

Oscar Leung Kin Fai, CFA, joined IIM Asia Pacific in August 2001 as a Senior Investment Manager and assists with the management of the Fund. Prior to joining IIM Asia Pacific, Mr. Leung was a Senior Investment Manager at ING Life Insurance Co. for three years.

Michael Hon Lung Chiu, CFA, joined IIM Asia Pacific in April 2004. He is responsible for the daily management of the Fund and for decisions relating to purchases of individual securities. Reporting to Mr. Bratin Sanyal, Head of Asian Equity Investments for IIM Asia Pacific, Mr. Chiu is responsible for equity research for the North Asian markets including Taiwan, Hong Kong, China and Korea. He is currently managing a Greater China Fund as well as Australian based accounts which principally invest in the developed markets of Asia. Mr. Chiu has been covering the Asian stock markets since he joined the industry 6 years ago and he contributes to the investment team in the stock selection process. Prior to joining IIMA Asia Pacific, Mr. Chiu was an Assistant Vice President, Asia Ex-Japan Equities, at Credit Suisse Asset Management since 2002. Before joining Credit Suisse Asset Management, he was an Investment Analyst at Investec Guinness Flight from 1999 to 2002.

PERFORMANCE OF A SIMILAR MUTUAL FUND MANAGED BY THE IIM ASIA PACIFIC INVESTMENT TEAM

The tables below are designed to show how a substantially similar mutual fund ("Comparable Fund") managed by the IIM Asia Pacific investment team managing ING Greater China Fund performed over various periods in the past. The Comparable Fund has investment objectives, policies, and strategies substantially similar to those of ING Greater China Fund. Annual returns of the Comparable Fund reflect the expenses of that Fund, which may differ from the expenses of ING Greater China Fund.

The table below shows the returns for the Comparable Fund compared to the Morgan Stanley Capital International All Countries Golden Dragon Index ("MSCI All Countries Golden Dragon Index") for the one-, two-year and since inception periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of the IIMA Asia Pacific investment team with respect to the Greater China strategy. It does not indicate how ING Greater China Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                           (AS OF DECEMBER 31, 2006)


                               COMPARABLE                       MSCI
                                FUND (%)     COMPARABLE     ALL COUNTRIES
                                (AT MAX       FUND (%)         GOLDEN
                                 SALES        (WITH NO         DRAGON
                               CHARGE)(2)   SALES CHARGE)   INDEX(3) (%)
One Year                         43.65%         52.41%          39.06%
Two Years                        26.03%         29.82%          23.67%
Since Inception
(05/23/2003)(4)                  30.41%         32.57%          28.70%


 60      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

                            ANNUAL TOTAL RETURNS(1)
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                                               MSCI
                                            COMPARABLE     ALL COUNTRIES
                                             FUND (%)         GOLDEN
                                             (WITH NO         DRAGON
                                           SALES CHARGE)   INDEX(3) (%)
2006                                           52.41%          39.06%
2005                                           10.59%           9.86%
2004                                           13.98%          13.98%


(1) Except to the extent performance in the first column of the Average Annual Total Returns table has been adjusted to reflect the application of the maximum Class A sales charge of ING Greater China Fund, the performance reflected of the Comparable Fund has not been calculated in compliance with the method used by the SEC. This presentation shows performance of a comparable mutual fund sub-advised by IIM Asia Pacific. The gross returns for the Comparable Fund in the Average Annual Total Returns table and the Annual Total Return table were adjusted to reflect the deduction of the net operating expenses for Class A shares of ING Greater China Fund. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes. ING Greater China Fund's fees and expenses are generally expected to be different than those reflected in the performance shown above.

(2) Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.

(3) The MSCI All Countries Golden Dragon Index is a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(4) Index return for the MSCI All Countries Golden Dragon Index is for the period beginning June 1, 2003.


ING GLOBAL NATURAL RESOURCES FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND AND ING GLOBAL BOND FUND


ING INVESTMENT MANAGEMENT CO.


ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as Sub-Adviser to ING International Growth Opportunities Fund, ING Disciplined International SmallCap Fund, ING Global Natural Resources Fund and ING Global Bond Fund. ING IM is responsible for managing the assets of each Fund in accordance with the Funds' investment objective and policies, subject to oversight by ING Investments and the Board.


Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal office of ING IM is 230 Park Avenue, New York, NY 10169.


ING GLOBAL NATURAL RESOURCES FUND

The following individuals are responsible for the day-to-day management of ING Global Natural Resources Fund.

James A. Vail, CFA, has served as a Senior Vice President and Portfolio Manager since 2001. Mr. Vail holds the Chartered Financial Analyst designation, is a member of the New York Society of Security Analysts and has over 30 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was Vice President at Lexington, the Fund's former investment adviser, which he joined in 1991 and served as portfolio manager for the Fund since 1998.

Anthony Socci, Vice President and Portfolio Manager, has managed the Fund since October of 2006. Mr. Socci joined ING IM in 2004, as a Senior Sector Analyst covering the energy and gas sector. In this role, Mr. Socci is responsible for generating independent research and stock ranking for ING IM's large-cap equity strategies and for use by equity managers across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 25 years of investment experience including 17 years in equity research, all with Dreyfus Corporation.


ING DISCIPLINED INTERNATIONAL SMALLCAP FUND



The following individuals jointly share responsibility for the day-to-day management of the Fund:



Omar Aguilar, Ph.D., portfolio manager, has managed the Fund since December 2006. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management (from July 1999 through January 2002).



Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined ING IM in April 2006 as Head of Portfolio Management of quantitative equity. He has managed the Fund since December 2006. Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization. Mr. Costa has over 21 years of experience in the investment industry.


ING INTERNATIONAL GROWTH OPPORTUNITIES FUND

The following individual is responsible for the day-to-day management of ING International Growth Opportunities Fund:

Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since April 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated Investors (which began in 2003), he managed



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                                                Management of the Funds       61

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

three international large-cap growth funds as well as two global core funds. Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management. Mr. Landesman has over 20 years of experience and began his career at Sanford C. Bernstein & Co.

ING GLOBAL BOND FUND

The following individual is responsible for the day-to-day management of ING Global Bond Fund:

James B. Kauffmann, Portfolio Manager, has managed the Fund since its inception. Mr. Kauffmann has been with ING IM since 1996 and has over 18 years of experience. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

ING EMERGING COUNTRIES FUND AND ING INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.

Founded in 1974, Brandes Investment Partners, L.P. ("Brandes" or "Sub-Adviser") serves as the Sub-Adviser to ING Emerging Countries Fund and ING International Value Fund.


Brandes is an investment advisory firm with 76 investment professionals who currently manage $117 billion in assets as of December 31, 2006. The principal address of Brandes is 11988 El Camino Real, Suite 500, San Diego, California 92130.


Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high-quality, under-valued stocks.

ING EMERGING COUNTRIES FUND

Brandes' Emerging Markets Investment Committee is jointly responsible for the day-to-day management of ING Emerging Countries Fund since March 1, 2005. The Emerging Markets Investment Committee is comprised of a limited number of research analysts and portfolio managers. The members of the Emerging Markets Investment Committee are listed below:


Alphonse H.L. Chan, Jr., CFA, Portfolio Manager. Mr. Chan is a portfolio manager and a voting member of the Brandes' Emerging Markets Investment Committee. His primary responsibility is to oversee the implementation of Brandes' investment strategies across all private client portfolios and separately managed account programs. Mr. Chan joined Brandes in 1998 and has 20 years of investment experience. Prior to joining Brandes, Mr. Chan was a senior financial analyst in the corporate treasury department for a large national banking organization.



Christopher J. Garrett, CFA, Institutional Portfolio Manager/ Analyst. Mr. Garrett is an institutional portfolio manager/analyst and a member of the Brandes' Emerging Markets Investment Committee. Mr. Garrett focuses his research on the utilities sector, with special emphasis on Emerging Market companies. In addition, he serves as a product coordinator for the Emerging Markets portfolio. Mr. Garrett joined Brandes in 2000 and has 14 years of finance and investment experience. Prior to joining Brandes, he worked as a portfolio manager/analyst for a global investment advisory firm and a corporate loan officer for a super-regional bank.



Gerardo Zamorano, CFA, Senior Analyst. Mr. Zamorano is a senior analyst on the telecommunications and consumer products teams. He is also a member of the Emerging Markets Investment Committee. Mr. Zamorano joined Brandes in 1999 and has 10 years of investment experience. Before joining Brandes, he worked for an international finance firm as an assistant investment officer in the Latin America department.


Greg Rippel, CFA, Senior Analyst. Mr. Rippel is a senior analyst on the consumer products team and is also a voting member of the Emerging Markets Investment Committee. Mr. Rippel is responsible for fundamental research on companies in the retail sector and serves as a product coordinator for the Emerging Markets portfolios. Mr. Ripple joined Brandes in 2001 and has 11 years of accounting, finance and investment experience. Prior to joining Brandes, he worked as an underwriter in the commercial finance division of a major U.S. bank and as a senior associate for a global public accounting firm.


Douglas C. Edman, CFA, Director -- Investments. Mr. Edman is a senior analyst and voting member of the Emerging Markets Investment Committee. He leads the firm's research efforts in the basic materials sector and performs research in the oil and gas sectors. Mr. Edman joined Brandes in 1995, has over 16 years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, he worked for a major securities firm as a credit analyst, where he managed the credit rating agency relationship and commercial paper programs for clients in the energy and telecommunications industries.



Steven Leonard, CFA, Senior Analyst. Mr. Leonard is a senior analyst and a voting member of the Emerging Markets Investment Committee. He is on the industrials research team and is responsible for fundamental research on companies in the transportation and environmental service sectors. Mr. Leonard joined Brandes in 1997, has over nine years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, Mr. Leonard worked as a CPA in the audit practice of a public accounting firm.


 62      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR EMERGING MARKETS EQUITY ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show how a composite of similar accounts managed by Brandes performed over various periods in the past.

The Brandes Emerging Markets Equity Composite is a composite of the performance of all actual fee-paying and non-fee paying, fully discretionary Emerging Markets accounts under management by Brandes for at least one month beginning January 1, 1995. Each account in the composite has investment objectives, policies and strategies that are substantially similar to those of ING Emerging Countries Fund. The accounts included in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Brandes Emerging Markets Equity Composite compared with the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI EM Index(SM)") for the one-, three-, five-, seven- and ten-year periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how ING Emerging Countries Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2006)


                       BRANDES EMERGING   BRANDES EMERGING
                        MARKETS EQUITY     MARKETS EQUITY
                        COMPOSITE (%)      COMPOSITE (%)
                        (AT MAX SALES      (WITH NO SALES         MSCI EM
                          CHARGE)(1)          CHARGE)         INDEX(SM(2) (%)
One Year                    22.53%             30.01%              32.17%
Three Years                 25.32%             27.82%              30.52%
Five Years                  21.81%             23.26%              26.59%
Seven Years                 12.20%             13.15%              12.18%(3)
Ten Years                    9.44%             10.09%               9.40%(3)


                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                  BRANDES EMERGING
                                   MARKETS EQUITY
                                   COMPOSITE (%)
                                   (WITH NO SALES         MSCI EM
                                      CHARGE)         INDEX(SM(2) (%)
2006                                    30.01%             32.17%
2005                                    21.66%             34.00%
2004                                    32.01%             25.55%
2003                                    68.56%             55.82%
2002                                   (19.17)%            (6.17)%
2001                                     0.17%             (2.62)%
2000                                   (16.68)%           (30.61)%(3)
1999                                    68.98%             66.41%(3)
1998                                   (20.32)%           (25.34)%(3)
1997                                   (18.24)%           (11.59)%(3)


(1) Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.


(2) The MSCI EM Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(3) Prior to December 31, 2001, the MSCI EM Index(SM) did not include deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.


Except to the extent performance in the first column of the Average Annual Total Returns table has been adjusted to reflect the application of the maximum Class A sales charge, the performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards ("AIMR-PPS(R)"), which differ from the method used by the SEC.

The net annual returns for the Brandes Emerging Markets Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Average Annual Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING Emerging Countries Fund (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-, seven- and ten-year periods, respectively. The Annual Total Returns table for the Brandes Emerging Markets Equity Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Brandes Emerging Markets Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

ING INTERNATIONAL VALUE FUND

Brandes' Large Cap Investment Committee is jointly responsible for the day-to-day management of ING International Value Fund since its inception. The Large Cap Investment Committee is comprised of a limited number of research analysts and portfolio managers. The members of the Large Cap Investment Committee are listed below:

Glenn R. Carlson, CFA, Chief Executive Officer. Mr. Carlson serves as Chief Executive Officer and is a member of the firm's Executive Committee. Mr. Carlson also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. He serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client



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                                                Management of the Funds       63

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


Services department. Mr. Carlson joined Brandes in 1996, has 23 years of investment experience and is a member of the Financial Analysts Society of San Diego.



Brent V. Woods, CFA, Managing Director-Investments. Mr. Woods is a member of the firm's Executive Committee. He also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, Mr. Woods is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Mr. Woods joined Brandes in 1998 and has 11 years of investment experience. Prior to joining Brandes, he worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions.



Amelia Maccoun Morris, CFA, Director -- Investments. Ms. Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, she contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committees. Ms. Morris joined Brandes in 1998 and has 18 years of investment experience. Prior to joining Brandes, she worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank.



W. James Brown, CFA, Director -- Investments. Mr. Brown is a senior analyst and a voting member of the Large Cap Investment Committee. He also leads the firm's research efforts in the financial institutions and utilities sectors. Mr. Brown joined Brandes in 1996 and has 22 years of investment experience. Prior to joining Brandes, Mr. Brown was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm.


Keith Colestock, CFA, Director -- Investments. Mr. Colestock is a senior analyst and a voting member of the Large Cap and Mid Cap Investment Committees. Mr. Colestock joined Brandes in 1995 and has 16 years of investment experience. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers.

Brent Fredberg, Senior Analyst. Mr. Fredberg is a senior analyst responsible for research in the technology and household durables areas. He is a voting member of the firm's Large Cap Investment Committee. Mr. Fredberg joined Brandes in 1999 and has 12 years of finance and investment experience. Prior to joining Brandes, Mr Fredberg worked for a major U.S. consumer products company as a financial analyst and controller.

ING FOREIGN FUND

JULIUS BAER INVESTMENT MANAGEMENT LLC


Julius Baer Investment Management LLC ("JBIM" or "Sub-Adviser") serves as Sub-Adviser to ING Foreign Fund. JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Americas Inc., which in turn is a wholly-owned subsidiary of Julius Baer Holding Ltd., a Swiss corporation. JBIM specializes in the management of international and global equities and fixed income securities, and alternative investments. As of December 31, 2006 JBIM managed over $53.5 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


Rudolph-Riad Younes and Richard Pell have been jointly responsible for the day-to-day management of ING Foreign Fund since its inception.

Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity, has been with the Julius Baer organization since September 1993.

Richard Pell, Senior Vice President and Chief Investment Officer, has been with the Julius Baer organization since January 1995.

ING INTERNATIONAL CAPITAL APPRECIATION FUND

HANSBERGER GLOBAL INVESTORS, INC.


Hansberger Global Investors, Inc. ("HGI" or "Sub-Adviser") serves as the Sub-Adviser to ING International Capital Appreciation Fund. HGI, a wholly-owned subsidiary of Hansberger Group, Inc., with its principal offices located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301, conducts worldwide portfolio management services to customers in the United States and abroad. As of December 30, 2006, HGI had approximately $9.5 billion in assets under management.


The following team members share responsibility for the day-to-day management of ING International Capital Appreciation Fund, since its inception:


Thomas R.H. Tibbles, CIO-Growth Team, CFA, joined HGI in 1999 and serves as Managing Director of Canada. Prior to joining HGI, he was head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life. Mr. Tibbles began his career in the investment industry in 1986 and he is a CFA Charterholder.


Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI, he was a portfolio manager of foreign equity securities for Indago Capital Management. Mr. Lockhart began his career in the investment industry in 1989 and he is a CFA Charterholder.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager & North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.


Patrick Tan, Vice President, Research, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life


 64      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

from July 1997 to March 1999. He has more than five years of investment-related experience.

Thomas R.H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

PERFORMANCE OF SIMILAR INTERNATIONAL GROWTH EQUITY ACCOUNTS MANAGED BY HGI

The tables below are designed to show how a composite of similar accounts managed by HGI performed over various periods in the past.

The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, managed by HGI's Growth Team, invested in equities of companies domiciled outside the U.S. and that are invested without regard to tax consequences. Each portfolio in the composite has investment objectives, policies and strategies substantially similar to those of ING International Capital Appreciation Fund. The accounts included in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts. To receive a complete listing of HGI's composites and/or a complete presentation that adheres to the GIPS(R) standards, contact the sub-adviser's Marketing department at the sub-adviser.

The tables below show the returns for the HGI Tax-Exempt International Growth Equity Composite compared with the Morgan Stanley Capital International All-Country World Excluding US Index(R) ("MSCI ACWI Ex US Index(R)") for the one-, three-, five-year and since inception periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of HGI. It does not indicate how ING International Capital Appreciation Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2006)


                           HGI TAX-EXEMPT   HGI TAX-EXEMPT
                           INTERNATIONAL    INTERNATIONAL
                           GROWTH EQUITY    GROWTH EQUITY     MSCI ACWI
                           COMPOSITE (%)    COMPOSITE (%)       EX US
                           (AT MAX SALES       (WITH NO      INDEX(R)(2)
                             CHARGE)(1)     SALES CHARGE)        (%)
One Year                       16.35%           23.45%          26.65%
Three Years                    15.19%           17.48%          21.32%
Five Years                     12.68%           14.02%          16.42%
Since Inception
(7/31/96)(3)                   10.33%           10.96%           8.71%(3)


                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                     HGI TAX-EXEMPT
                                     INTERNATIONAL
                                     GROWTH EQUITY
                                     COMPOSITE (%)       MSCI ACWI
                                     (WITH NO SALES        EX US
                                        CHARGE)       INDEX(R)(2) (%)
2006                                      23.45%           26.65%
2005                                      15.63%           16.62%
2004                                      13.70%           20.91%
2003                                      38.46%           40.83%
2002                                     (14.08)%         (14.95)%
2001                                     (19.37)%         (19.73)%
2000                                      (4.17)%         (15.09)%(3)
1999                                      52.23%           30.91%(3)
1998(4)                                   15.24%           14.46%(3)
1997(4)                                    2.39%            2.04%(3)


(1) Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.

(2) The MSCI ACWI Ex US Index(R) measures the returns of equities of companies which are domiciled outside the U.S. It includes the reinvestment of dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.


(3) Prior to December 31, 2001, the MSCI ACWI Ex US Index(R) did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.



(4) For the period from July 1996 through December 1998, the track record presented consists of portfolios managed by the team that joined HGI while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with HGI.


Except to the extent performance in the first column of the Average Annual Total Returns table has been adjusted to reflect the application of the maximum Class A sales charge, the performance reflected in the composite has not been calculated in compliance with the method used by the SEC.


Hansberger Global Investors, Inc. claims compliance with the Global Investment Performance Standards ("GIPS(R)"), although the performance figures presented above are not in compliance with GIPS(R) standards due to the adjustment for Class A share expenses noted below.


The gross total returns for the HGI Tax-Exempt International Growth Equity Composite in the Average Annual Total Returns and Annual Total Returns tables were adjusted to reflect the deduction of net operating expenses for Class A shares of ING International Capital Appreciation Fund. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. Returns are stated in U.S. Dollars. The first column of performance numbers under the Average Annual Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING International Capital Appreciation Fund (5.75%) from a hypothetical investment made in the first year of the one-, three-, five-year and since inception periods, respectively. The Annual Total Returns table for the HGI Tax-Exempt



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                                                Management of the Funds       65

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


International Growth Equity Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. Most of the accounts in the HGI Tax-Exempt International Growth Equity Composite are not subject to the diversification rules, tax restrictions and investment limits of the 1940 Act or Subchapter M of the Code. Returns would have been lower if the composite had been subject to these regulations. The aggregate returns of the accounts reflected in the composite may not reflect the returns of any particular account of HGI.


ING INTERNATIONAL SMALLCAP FUND

THE MULTI-MANAGER APPROACH

For the period March 2005 to November 1, 2006, Acadian Asset Management, Inc. was the sub-adviser of ING International SmallCap Fund. Effective November 1, 2006, two sub-advisers are used to manage the Fund's assets -- Acadian Asset Management, Inc. ("Acadian") and Batterymarch Financial Management, Inc. ("Batterymarch"). Each manages a portion of the Fund's assets that is allocated to the sub-adviser by the Adviser.

Effective November 1, 2006, approximately $20 million of the Fund's assets were managed by Batterymarch. Generally, 75% of new assets into the Fund will be allocated to Batterymarch for management and the remainder of new assets will be allocated to Acadian for management. Once the Fund's assets managed by Acadian reach $675 million, it is anticipated that all new assets invested in the Fund will be allocated to Batterymarch. The Adviser may change the allocation of the Fund's assets between the sub-advisers as it determines necessary to pursue the Fund's investment objective.

ACADIAN ASSET MANAGEMENT, INC.

Acadian Asset Management, Inc. ("Acadian" or "Sub-Adviser"), serves as a Sub-Adviser to ING International SmallCap Fund. Acadian is a registered investment adviser and a wholly-owned subsidiary of Old Mutual Asset Managers
(US) LLC which is ultimately owned by Old Mutual plc.


Acadian is a Boston-based investment management firm specializing in active global and international equity strategies. Acadian was founded in 1986 and over the last two decades the firm has served some of the world's largest and most sophisticated fund sponsors. Acadian invests on behalf of major pension funds, endowments, foundations and other institutions based in the U.S. and abroad. The firm also serves individual investors.



Acadian employs a quantitative, active, bottom-up investment process that combines stock and country/sector valuation to arrive at a return forecast for each of the 20,000 securities in it global universe. Their investment philosophy is that markets are inefficient, creating discrepancies between a stock's intrinsic value and its market price, and that disciplined valuation techniques applied to a very broad universe of stocks can identify undervalued securities that are likely to rise in price.



As of December 31, 2006, Acadian had assets under management of nearly $64 billion. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, MA 02109.


The following individuals jointly share responsibility for the day-to-day management of the Acadian portion of ING International SmallCap Fund, since March 2005:

John R. Chisholm, CFA, Executive Vice President and Co-Chief Investment Officer, joined Acadian in July 1987. He is responsible for actively managing Acadian portfolios and developing quantitative techniques to value markets and securities.

Matthew J. Cohen, CFA, Senior Vice President and Portfolio Manager, joined Acadian in October 1994. He specializes in quantitative equity valuation techniques and manages the processes and data that drive Acadian's investment approach.

BATTERYMARCH


Batterymarch, a wholly-owned, independently managed subsidiary of Legg Mason, Inc., which has served as a sub-adviser to the Fund since November 2006, is located at John Hancock Tower 200 Clarendon Street, 49th Floor, Boston Massachusetts 02116. As of December 31, 2006, Batterymarch had assets under management of $24.8 billion.


Batterymarch uses a team approach to investment management, with portfolio managers working collaboratively and sharing responsibility for investment decisions. Batterymarch utilizes a quantitative investment process. Portfolio managers are involved in the development of investment models that are the primary driver in the portfolio management process. The investment teams are responsible for the implementation of the models and the construction and management of client account portfolios.

The investment teams are organized according to investment mandate and are responsible for managing all accounts in accordance with their respective mandate. The portfolio managers have oversight responsibility for the work done by the quantitative analysts, including factor research, development and testing and portfolio construction algorithms. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.

Batterymarch's international investment team is led by Charles F. Lovejoy, CFA. As team leader, he is primarily responsible for the international investment team's portfolio management.

The following individuals share responsibility for the day-to-day management of ING International SmallCap Fund's assets allocated to Batterymarch.

CHARLES F. LOVEJOY, CFA, Director and Senior Portfolio Manager, joined Batterymarch in 1992 as a portfolio manager and was promoted to director of the International team in 2006. Mr. Lovejoy has managed the Fund since November 2006. Before joining Batterymarch, Mr. Lovejoy managed international and emerging markets portfolios for Boston International Advisors and headed the quantitative

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ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
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research group at Putnam Management Company, with responsibilities for portfolio management and product development as well as quantitative research for U.S., international and emerging markets. Former president of the Boston Security Analysts Society and the Boston Quantitative Discussion Group, Mr. Lovejoy was also a director of the International Society of Financial Analysts. He has 25 years of investment experience.


CHRISTOPHER W. FLOYD, CFA, Portfolio Manager, joined Batterymarch in 2000 as a quantitative analyst and became a portfolio manager in 2003. Mr. Floyd has managed the Fund since November 2006. Prior to Batterymarch, Mr. Floyd held responsibilities at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He has 7 years of investment experience.


ING GLOBAL VALUE CHOICE FUND AND ING INTERNATIONAL VALUE CHOICE FUND

TRADEWINDS NWQ GLOBAL INVESTORS, LLC

Tradewinds NWQ Global Investors, LLC ("Tradewinds" or "Sub-Adviser"), a Delaware Limited Liability Corporation, serves as Sub-Adviser to ING Global Value Choice Fund and ING International Value Choice Fund. Tradewinds is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING Investments and the Funds' Board.


Tradewinds was established in March 2006, the result of an internal reorganization of NWQ Investment Management Company, LLC. Both companies provide access to each other's research. Tradewinds serves institutions and private clients worldwide. Tradewinds is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of Tradewinds.



As of December 31, 2006, Tradewinds managed approximately $31.9 billion in assets. The principal address of Tradewinds is 2049 Century Park East, 16th Floor, Los Angeles, CA 90067.


ING GLOBAL VALUE CHOICE FUND

The following individual is responsible for the day-to-day management of ING Global Value Choice Fund:

David B. Iben, CFA, Chief Investment Officer & Managing Director, serves on the Tradewinds Executive Committee and Investment Oversight Committee. Mr. Iben has managed the Fund since April 2006. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts. Previously, Mr. Iben was Managing Director and Portfolio Manager at NWQ Investment Management Company, LLC and served on the Investment Oversight Committee from 2000 to 2006.

ING INTERNATIONAL VALUE CHOICE FUND

The following individual is responsible for the day-to-day management of ING International Value Choice Fund, since its inception:

Paul J. Hechmer, Managing Director & International Portfolio Manager, joined Tradewinds in March 2006 and serves on the executive committee. Mr. Hechmer has managed the Fund since February, 2005. Previously, Mr. Hechmer was a Managing Director & International Portfolio Manager for NWQ from 2001 to 2006.

PERFORMANCE OF SIMILAR INTERNATIONAL VALUE ACCOUNTS MANAGED BY TRADEWINDS

The tables below are designed to show you how a composite of similar international value investment accounts managed by Tradewinds performed over various periods in the past.


The Tradewinds International Value Composite ("Tradewinds International Value Composite") is a composite of the performance of all actual fee-paying, fully discretionary international value accounts. Each account in the composite pursues investment objectives, policies and strategies that are substantially similar to those of ING International Value Choice Fund. Such accounts had at least $2 million in net assets under management managed by Tradewinds for at least one month or 90% invested prior to the beginning of a calendar quarter beginning March 31, 2001. The accounts included in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.


The tables below show the returns for the Tradewinds International Value Composite compared with the Morgan Stanley Capital International -- Europe, Australasia, and Far East(R) Index ("MSCI EAFE(R) Index") for the one-year, three-year and since inception periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record with Tradewinds. It does not indicate how ING International Value Choice Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                          (AS OF DECEMBER 31, 2006)(1)


                      TRADEWINDS INTERNATIONAL
                        VALUE COMPOSITE (%)      TRADEWINDS INTERNATIONAL       MSCI
                           (AT MAX SALES           VALUE COMPOSITE (%)        EAFE(R)
                           CHARGE)(2)(3)          (WITH NO SALES CHARGE)    INDEX(4) (%)
One Year                       14.63%                     21.62%               26.34%
Three Years                    20.22%                     22.61%               19.93%
Since Inception
(3/31/01)(5)                   16.79%                     18.00%               11.07%




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                                                Management of the Funds       67
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MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
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                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                 TRADEWINDS INTERNATIONAL
                                   VALUE COMPOSITE (%)          MSCI
                                      (WITH NO SALES          EAFE(R)
                                      CHARGE)(2)(3)         INDEX(4) (%)
2006                                       21.62%               26.34%
2005                                       15.31%               13.54%
2004                                       31.42%               20.25%
2003                                       45.59%               38.59%
2002                                       (0.58)%             (15.94)%
2001 (3/31/01)(5)                          (2.91)%              (8.96)%


(1) Prior to 1/1/04, the Tradewinds International Value Composite included accounts under $2 million.

(2) Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.


(3) Performance results from March 31, 2001 to February 28, 2006, represent the performance of the previous sub-adviser, NWQ Investment Management Company, LLC, Tradewinds' affiliate.



(4) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(5) Index return for the MSCI EAFE(R) Index is for the period beginning April 1, 2001.

Except to the extent performance in the first column of the Average Annual Total Returns table has been adjusted to reflect the application of the maximum Class A sales charge, the performance reflected in the composite has not been calculated in compliance with the method used by the SEC.

The net annual total returns for the Tradewinds International Value Composite were calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Average Annual Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING International Value Choice Fund (5.75%) from a hypothetical investment made in the first year of the one-year, three-year and since inception periods, respectively. The Annual Total Returns table for the Tradewinds International Value Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Tradewinds International Value Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Consequently, the performance results for the Tradewinds International Value Composite could have been adversely affected if the institutional private accounts included in the Tradewinds International Value Composite had been subject to these expense and regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Tradewinds International Value Composite may not reflect the returns of any particular account managed by Tradewinds.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Funds.

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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by each Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below may invest in these securities or use these techniques as part of a Fund's principal investment strategies. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategies.

PRINCIPAL RISKS

The discussions below identify the Funds that engage in the described strategy as a principal strategy. For these Funds, the risk associated with the strategy is a principal risk. Other Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Fund.

BORROWING (ING GLOBAL BOND FUND). Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

COMMODITIES (GLOBAL NATURAL RESOURCES FUND). Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

CONCENTRATION (ING GLOBAL NATURAL RESOURCES FUND, ING GLOBAL REAL ESTATE FUND AND ING INTERNATIONAL REAL ESTATE FUND). The Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT ING GLOBAL NATURAL RESOURCES FUND, ING GLOBAL REAL ESTATE FUND, ING INTERNATIONAL REAL ESTATE FUND, AND ING GLOBAL BOND
FUND). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES (ING GLOBAL NATURAL RESOURCES FUND, ING FOREIGN FUND, ING GREATER CHINA FUND, ING INTERNATIONAL CAPITAL APPRECIATION FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND, ING RUSSIA FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of the average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately




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                                           More Information About Risks       69
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8 years. Material changes in interest rates may impact the duration calculation.


DERIVATIVES (ING GLOBAL NATURAL RESOURCES FUND, ING GLOBAL VALUE CHOICE FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING FOREIGN FUND, ING GREATER CHINA FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND, ING INTERNATIONAL SMALLCAP FUND, ING INTERNATIONAL VALUE CHOICE FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND
FUND). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Funds invest in these types of derivatives, so please check the description of each Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or a Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


EMERGING MARKETS INVESTMENTS (ALL FUNDS EXCEPT ING INDEX PLUS INTERNATIONAL EQUITY FUND). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of the Funds, including the withholding of dividends.

Each Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases result in losses to the Fund. The risks of investing in foreign securities may be greater for emerging market investments.


ADRs, EDRs, GDRs and IDRs (collectively, "depositary receipts") are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.


GEOGRAPHIC CONCENTRATION (ING GREATER CHINA FUND AND ING RUSSIA FUND). A Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.

To the extent that a Fund invests significantly in one geographic region or country, the Fund may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES (ING FOREIGN FUND, ING RUSSIA FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more

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sensitive to adverse economic downturns or individual corporate developments.
High-yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

INABILITY TO SELL SECURITIES (ALL FUNDS). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS. ("IPOS") (ING GREATER CHINA FUND). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

MORTGAGE-RELATED SECURITIES (ING GLOBAL BOND FUND). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.


NON-DIVERSIFIED INVESTMENT COMPANY (ING GLOBAL NATURAL RESOURCES FUND, ING GLOBAL REAL ESTATE FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING GREATER CHINA FUND, ING INTERNATIONAL REAL ESTATE FUND, ING RUSSIA FUND, AND ING EMERGING MARKETS FIXED INCOME FUND). The Funds are each classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Fund. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Funds' share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.



OTHER INVESTMENT COMPANIES (ING GLOBAL EQUITY DIVIDEND FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING FOREIGN FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND, ING INTERNATIONAL SMALLCAP FUND, ING RUSSIA FUND AND ING GLOBAL BOND FUND). Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or
(ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.



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REAL ESTATE SECURITIES (ING GLOBAL REAL ESTATE FUND AND ING INTERNATIONAL REAL
ESTATE FUND). Investments in issuers that are primarily engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES (ING GREATER CHINA FUND, ING RUSSIA FUND AND ING EMERGING MARKETS FIXED INCOME FUND). If a security is illiquid, a Fund may not be able to sell the security at a time when the Adviser or a Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ING GLOBAL BOND FUND). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

RULE 144A SECURITIES (ING GLOBAL VALUE CHOICE FUND, ING GREATER CHINA FUND AND ING INTERNATIONAL VALUE CHOICE FUND). Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT ING EMERGING MARKETS FIXED INCOME FUND). Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, the Funds may lend portfolio securities in an amount up to 30% or 33 1/3%, depending upon the Fund, of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

LEVERAGE RISK (ING GLOBAL BOND FUND). Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's assets.

PORTFOLIO TURNOVER (ING GLOBAL VALUE CHOICE FUND, ING EMERGING COUNTRIES FUND, ING GREATER CHINA FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL CAPITAL APPRECIATION FUND, ING INTERNATIONAL REAL ESTATE FUND, ING INTERNATIONAL SMALLCAP FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). The Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their respective investment objective. A high portfolio turnover rate involves greater expenses to the Funds, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Funds.

OTHER RISKS

INDEX STRATEGY. A Fund may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Fund and an Index performance may be affected by the Fund's expenses, and the timing of purchases and redemptions of a Fund's shares.

INTERESTS IN LOANS. A Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at

 72      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

INVESTMENT BY FUNDS-OF-FUNDS. A Fund's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Fund may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Fund may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or portfolio manager will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

MANAGEMENT. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these will produce the desired results.


Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, a Fund might incur a loss. If the seller declares bankruptcy, a Fund may not be able to sell the collateral at the desired time.

SHORT SALES. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.


ADDITIONAL RISK OF INVESTING IN ING GREATER CHINA FUND. There can be no assurance that certain of the companies in which the Fund may invest will not have dealings with countries identified by the U.S. State Department as state sponsors of terrorism or countries subject to sanctions administered by the U.S. Treasury Department's Office of Financial Assets Control. Any such company may suffer damage to its business or reputation that may negatively affect its share price.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       73

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.

Each Fund pays dividends and capital gains, if any, annually (except ING Global Real Estate Fund, ING Global Equity Dividend Fund, and ING International Real Estate Fund which pay dividends and capital gains, if any, quarterly).

DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of a Fund invested in another ING Fund that offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end ING Fund.


TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although, these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by a Fund. The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of certain long-term gains from depreciable real estate are taxed at a maximum rate of 25%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "a buying dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.


 74      Dividends, Distributions and Taxes

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. Each Fund will notify you if it makes this election.

Please note that ING Global Real Estate Fund and ING International Real Estate Fund will be sending you a Form 1099 reflecting the distributions you received in a particular calendar year at the end of February of the following year, which is one month later than when most such forms are sent.

Please note that ING Global Natural Resources Fund (like all mutual funds) may not receive 10% of its income in any taxable year from selling precious metals or any other physical commodity or from certain other types of non-qualifying income.

Please see the SAI for further information regarding tax matters.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's Class A, Class B and/or Class C shares' financial performance for the past five years or, if shorter, the period of each class' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Funds' independent registered public accounting firm, along with the Funds' financial statements, is included in the Funds' annual shareholder report, which is incorporated by reference into the SAI and is available upon request.



Because ING Disciplined International SmallCap Fund and ING International Value Opportunities Fund did not commence operations as of the fiscal year ended October 31, 2006, financial highlights are not available.


 76      Financial Highlights

FINANCIAL HIGHLIGHTS                             ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                                    CLASS A
                                                                   -----------------------------------------
                                                                          YEAR ENDED           SEPTEMBER 17,
                                                                          OCTOBER 31,           2003(1) TO
                                                                   -------------------------    OCTOBER 31,
                                                                    2006      2005     2004        2003
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $     13.07    12.41    10.49       10.00
 Income from investment operations:
 Net investment income                                         $      0.54     0.47*    0.44        0.02
 Net realized and unrealized gain on investments               $      2.85     0.92     1.87        0.47
 Total from investment operations                              $      3.39     1.39     2.31        0.49
 Less distributions from:
 Net investment income                                         $      0.51     0.54     0.39          --
 Net realized gains on investments                             $      0.19     0.19       --          --
 Total distributions                                           $      0.70     0.73     0.39          --
 Net asset value, end of period                                $     15.76    13.07    12.41       10.49
 TOTAL RETURN(2)                                               %     26.56    11.45    22.59        4.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   108,911   73,186   11,316       4,274
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %      1.33     1.40     1.40        1.40
 Gross expenses prior to expense reimbursement/recoupment(3)   %      1.27     1.28     3.44        7.00
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %      3.76     3.60     4.39        3.58
 Portfolio turnover rate                                       %        50       57       60           3



                                                                                  CLASS B
                                                                   -------------------------------------
                                                                         YEAR ENDED          OCTOBER 24,
                                                                         OCTOBER 31,         2003(1) TO
                                                                   -----------------------   OCTOBER 31,
                                                                    2006     2005    2004       2003
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $    13.05    12.37   10.49      10.31
 Income from investment operations:
 Net investment income                                         $     0.43     0.37*   0.42       0.00**
 Net realized and unrealized gain on investments               $     2.84     0.92    1.82       0.18
 Total from investment operations                              $     3.27     1.29    2.24       0.18
 Less distributions from:
 Net investment income                                         $     0.41     0.42    0.36         --
 Net realized gains on investments                             $     0.19     0.19      --         --
 Total distributions                                           $     0.60     0.61    0.36         --
 Net asset value, end of period                                $    15.72    13.05   12.37      10.49
 TOTAL RETURN(2)                                               %    25.55    10.65   21.92       1.75
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   44,936   28,811   3,303         12
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %     2.08     2.15    2.15       2.15
 Gross expenses prior to expense reimbursement/recoupment(3)   %     2.02     2.03    4.19       7.75
 Net investment income (loss) after expense
 reimbursement/recoupment(3)(4)                                %     3.05     2.83    4.03      (0.67)
 Portfolio turnover rate                                       %       50       57      60          3


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING Global Equity Dividend Fund       77

ING GLOBAL EQUITY DIVIDEND FUND -- (CONTINUED)              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                  CLASS C
                                                                   -------------------------------------
                                                                         YEAR ENDED          OCTOBER 29,
                                                                         OCTOBER 31,         2003(1) TO
                                                                   -----------------------   OCTOBER 31,
                                                                    2006     2005    2004       2003
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $    13.02    12.37   10.48      10.44
 Income from investment operations:
 Net investment income                                         $     0.43     0.37*   0.39       0.00**
 Net realized and unrealized gain on investments               $     2.84     0.90    1.86       0.04
 Total from investment operations                              $     3.27     1.27    2.25       0.04
 Less distributions from:
 Net investment income                                         $     0.41     0.43    0.36         --
 Net realized gains on investments                             $     0.19     0.19      --         --
 Total distributions                                           $     0.60     0.62    0.36         --
 Net asset value, end of period                                $    15.69    13.02   12.37      10.48
 TOTAL RETURN(2)                                               %    25.62    10.51   21.99       0.38
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   77,426   48,965   3,655         19
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %     2.08     2.15    2.15       2.15
 Gross expenses prior to expense reimbursement/recoupment(3)   %     2.02     2.03    4.19       7.75
 Net investment income (loss) after expense
 reimbursement/recoupment(3)(4)                                %     3.03     2.82    3.99      (0.88)
 Portfolio turnover rate                                       %       50       57      60          3


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.

* Per share data calculated using average number of shares outstanding throughout the period.

** Amount represents less than $0.005 per share.

 78      ING Global Equity Dividend Fund

FINANCIAL HIGHLIGHTS                           ING GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                         CLASS A
                                                                   ----------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                                   ----------------------------------------------------
                                                                     2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      7.34       7.09       6.94       4.40       3.05
 Income (loss) from investment operations:
 Net investment loss                                           $     (0.06)     (0.06)     (0.05)     (0.02)     (0.01)
 Net realized and unrealized gain on investments               $      3.20       0.54       0.20       2.56       1.38
 Total from investment operations                              $      3.14       0.48       0.15       2.54       1.37
 Less distributions from:
 Net investment income                                         $      0.02       0.23         --         --       0.02
 Total distributions                                           $      0.02       0.23         --         --       0.02
 Net asset value, end of year                                  $     10.46       7.34       7.09       6.94       4.40
 TOTAL RETURN(1)                                               %     42.76       6.81       2.16      57.73      45.01
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $   121,112     87,441     91,756    101,696     72,346
 Ratios to average net assets:
 Expenses                                                      %      1.42       1.56       1.44       1.57       1.73
 Net investment loss                                           %     (0.61)     (0.77)     (0.69)     (0.36)     (0.33)
 Portfolio turnover rate                                       %       158         78         77         94         54


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      ING Global Natural Resources Fund       79

ING GLOBAL REAL ESTATE FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the information was audited by other independent auditors.



                                                                                        CLASS A
                                                                   --------------------------------------------------
                                                                                                         NOVEMBER 5,
                                                                         YEAR ENDED OCTOBER 31,           2001(1) TO
                                                                   -----------------------------------   OCTOBER 31,
                                                                    2006      2005      2004     2003        2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $     17.14     15.40    13.06    10.40       10.01
 Income from investment operations:
 Net investment income                                         $      0.20*     0.26*+   0.27     0.57        0.45
 Net realized and unrealized gain on investments               $      6.41      2.94+    3.26     2.79        0.31
 Total from investment operations                              $      6.61      3.20     3.53     3.36        0.76
 Less distributions from:
 Net investment income                                         $      0.46      0.54     0.43     0.54        0.37
 Net realized gain on investments                              $      1.06      0.92     0.76     0.16          --
 Total distributions                                           $      1.52      1.46     1.19     0.70        0.37
 Net asset value, end of period                                $     22.23     17.14    15.40    13.06       10.40
 TOTAL RETURN(2)                                               %     41.09     21.95    28.90    33.77        7.47
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   467,405   138,314   95,561   41,549      25,440
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %      1.39      1.59     1.75     1.75        1.76
 Gross expenses prior to expense reimbursement/recoupment(3)   %      1.39      1.50     1.55     1.95        2.46
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %      1.04      1.58+    2.55     5.14        4.12
 Portfolio turnover rate                                       %        39        91      129      124         141



                                                                                      CLASS B
                                                                   ---------------------------------------------
                                                                                                      MARCH 15,
                                                                       YEAR ENDED OCTOBER 31,        2002(1) TO
                                                                   -------------------------------   OCTOBER 31,
                                                                    2006     2005    2004    2003       2002
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $    15.01    13.67   11.74    9.43      10.03
 Income (loss) from investment operations:
 Net investment income                                         $     0.05*    0.12*+  0.14    0.48       0.16
 Net realized and unrealized gain (loss) on investments        $     5.56     2.59+   2.90    2.47      (0.58)
 Total from investment operations                              $     5.61     2.71    3.04    2.95      (0.42)
 Less distributions from:
 Net investment income                                         $     0.36     0.45    0.35    0.48       0.18
 Net realized gain on investments                              $     1.06     0.92    0.76    0.16         --
 Total distributions                                           $     1.42     1.37    1.11    0.64       0.18
 Net asset value, end of period                                $    19.20    15.01   13.67   11.74       9.43
 TOTAL RETURN(2)                                               %    40.04    21.05   27.89   32.83      (4.29)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   31,677   12,302   4,736   1,506        677
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %     2.14     2.34    2.50    2.50       2.52
 Gross expenses prior to expense reimbursement/recoupment(3)   %     2.14     2.25    2.30    2.70       3.19
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %     0.31     0.79+   1.78    4.44       3.74
 Portfolio turnover rate                                       %       39       91     129     124        141


 80      ING Global Real Estate Fund

FINANCIAL HIGHLIGHTS                  ING GLOBAL REAL ESTATE FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                      CLASS C
                                                                   ----------------------------------------------
                                                                                                      JANUARY 8,
                                                                        YEAR ENDED OCTOBER 31,        2002(1) TO
                                                                   --------------------------------   OCTOBER 31,
                                                                    2006      2005    2004    2003       2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $     15.65    14.19   12.14    9.70       9.99
 Income (loss) from investment operations:
 Net investment income                                         $      0.05*    0.12*+  0.14    0.45       0.19
 Net realized and unrealized gain (loss) on investments        $      5.82     2.71+   3.02    2.60      (0.31)
 Total from investment operations                              $      5.87     2.83    3.16    3.05      (0.12)
 Less distributions from:
 Net investment income                                         $      0.36     0.45    0.35    0.45       0.17
 Net realized gain on investments                              $      1.06     0.92    0.76    0.16         --
 Total distributions                                           $      1.42     1.37    1.11    0.61       0.17
 Net asset value, end of period                                $     20.10    15.65   14.19   12.14       9.70
 TOTAL RETURN(2)                                               %     40.06    21.11   27.93   32.89      (1.24)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   109,197   27,989   7,817   1,732      2,320
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %      2.14     2.34    2.50    2.50       2.52
 Gross expenses prior to expense reimbursement/recoupment(3)   %      2.14     2.25    2.30    2.70       3.19
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %      0.29     0.78+   1.72    4.60       3.51
 Portfolio turnover rate                                       %        39       91     129     124        141


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.

* Per share data calculated using average number of shares outstanding throughout the period.

+ Effective November 1, 2004, the Fund adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended October 31, 2005 was to decrease the net investment income per share by $0.12, $0.10 and $0.11, increase net realized and unrealized gain on investments per share by $0.12, $0.10 and $0.11 and decrease the ratio of net investment income to average net assets from 2.31% to 1.58%, 1.51% to 0.79% and 1.51% to 0.78% on Class A, Class B and Class C, respectively.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Global Real Estate Fund       81

ING GLOBAL VALUE CHOICE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                        CLASS A
                                                                     ----------------------------------------------
                                                                                       YEAR ENDED
                                                                                      OCTOBER 31,
                                                                     ----------------------------------------------
                                                                      2006      2005      2004      2003      2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      18.16     15.96     14.76     12.36     15.45
 Income (loss) from investment operations:
 Net investment income (loss)                                  $       0.08      0.09     (0.04)    (0.06)    (0.12)*
 Net realized and unrealized gain (loss) on investments        $       3.62      2.11      1.24      2.46     (2.97)*
 Total from investment operations                              $       3.70      2.20      1.20      2.40     (3.09)
 Less distributions from:
 Net investment income                                         $       0.14        --        --        --        --
 Total distributions                                           $       0.14        --        --        --        --
 Payment by affiliate                                          $         --      0.00**      --        --        --
 Net asset value, end of year                                  $      21.72     18.16     15.96     14.76     12.36
 TOTAL RETURN(1)                                               %      20.48     13.78+     8.13     19.42    (20.00)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     47,305    41,941    46,133    56,877    69,478
 Ratios to average net assets:
 Net expenses after reimbursement/recoupment and brokerage
 commission recapture(2)                                       %       1.77      1.85      1.85      1.85      1.86
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(2)                    %       1.78      1.85      1.85      1.85      1.86
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                            %       1.78      1.90      1.77      1.93      1.96
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(2)                                                  %       0.40      0.46     (0.21)    (0.35)    (0.83)
 Portfolio turnover rate                                       %         77       129       101       125       281



                                                                                        CLASS B
                                                                     ----------------------------------------------
                                                                                       YEAR ENDED
                                                                                      OCTOBER 31,
                                                                     ----------------------------------------------
                                                                      2006      2005      2004      2003      2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      19.67     17.39     16.19     13.65     17.19
 Income (loss) from investment operations:
 Net investment loss                                           $      (0.04)    (0.04)    (0.17)    (0.16)    (0.25)*
 Net realized and unrealized gain (loss) on investments        $       3.91      2.32      1.37      2.70     (3.29)*
 Total from investment operations                              $       3.87      2.28      1.20      2.54     (3.54)
 Payment by affiliate                                          $         --      0.00**      --        --        --
 Net asset value, end of year                                  $      23.54     19.67     17.39     16.19     13.65
 TOTAL RETURN(1)                                               %      19.67     13.11+     7.41     18.61    (20.59)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     21,364    23,483    28,559    35,459    38,603
 Ratios to average net assets:
 Net expenses after reimbursement/recoupment and brokerage
 commission recapture(2)                                       %       2.42      2.50      2.50      2.50      2.51
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(2)                    %       2.43      2.50      2.50      2.50      2.51
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                            %       2.43      2.55      2.42      2.58      2.61
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(2)                                                  %      (0.25)    (0.19)    (0.87)    (1.00)    (1.46)
 Portfolio turnover rate                                       %         77       129       101       125       281


 82      ING Global Value Choice Fund

FINANCIAL HIGHLIGHTS                 ING GLOBAL VALUE CHOICE FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                        CLASS C
                                                                     ----------------------------------------------
                                                                                       YEAR ENDED
                                                                                      OCTOBER 31,
                                                                     ----------------------------------------------
                                                                      2006      2005      2004      2003      2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      17.50     15.48     14.41     12.14     15.29
 Income (loss) from investment operations:
 Net investment (loss)                                         $      (0.05)    (0.04)    (0.15)    (0.15)    (0.22)*
 Net realized and unrealized gain (loss) on investments        $       3.50      2.06      1.22      2.42     (2.93)
 Total from investment operations                              $       3.45      2.02      1.07      2.27     (3.15)
 Less distributions from:
 Net investment income                                         $       0.02        --        --        --        --
 Total distributions                                           $       0.02        --        --        --        --
 Payment by affiliate                                          $         --      0.00**      --        --        --
 Net asset value, end of year                                  $      20.93     17.50     15.48     14.41     12.14
 TOTAL RETURN(1)                                               %      19.73     13.05+     7.43     18.70    (20.60)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     31,612    30,918    35,784    45,476    51,868
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(2)                             %       2.42      2.50      2.50      2.50      2.51
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(2)                    %       2.43      2.50      2.50      2.50      2.51
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                            %       2.43      2.55      2.42      2.58      2.61
 Net investment loss after expense reimbursement/recoupment
 and brokerage commission recapture(2)                         %      (0.26)    (0.19)    (0.87)    (1.01)    (1.46)
 Portfolio turnover rate                                       %         77       129       101       125       281


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.



(2) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by ING Investments within three years of being incurred.


* Per share data calculated using average number of shares outstanding throughout the period.

** Amount represents less than $0.005 per share.

+ In 2005, there was no impact on total return due to payment by affiliate.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Global Value Choice Fund       83

ING EMERGING COUNTRIES FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                     CLASS A
                                                                   -------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                                   -------------------------------------------
                                                                    2006      2005     2004     2003     2002
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $     23.60    19.40    17.32    12.44    11.87
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      0.48     0.19     0.09     0.03    (0.10)
 Net realized and unrealized gain on investments (net of
 Indian tax)                                                   $      5.68     3.98     2.08     4.85     0.67
 Total from investment operations                              $      6.16     4.17     2.17     4.88     0.57
 Less distributions from:
 Net investment income (loss)                                  $      0.14     0.02     0.09       --    (0.00)*
 Total distributions                                           $      0.14     0.02     0.09       --       --
 Payment by affiliate                                          $        --     0.05     0.00*      --       --
 Net asset value, end of year                                  $     29.62    23.60    19.40    17.32    12.44
 TOTAL RETURN(1)                                               %     26.19    21.76++  12.58+   39.23     4.80
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $   123,219   87,143   67,282   71,953   62,063
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(2)                             %      1.91     2.00     2.20     2.27     2.32
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(2)                    %      1.92     2.00     2.20     2.27     2.32
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                            %      2.02     2.09     2.10     2.37     2.26
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(2)                                                  %      1.80     0.91     0.41     0.22    (0.56)
 Portfolio turnover rate                                       %        35      124       88      135      124



                                                                                    CLASS B
                                                                   ------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                                   ------------------------------------------
                                                                    2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $    23.17    19.17    17.15    12.39    11.85
 Income (loss) from investment operations:
 Net investment income (loss)                                  $     0.28**   0.04    (0.04)   (0.06)   (0.16)
 Net realized and unrealized gain on investments (net of
 Indian tax)                                                   $     5.59     3.91     2.06     4.82     0.70
 Total from investment operations                              $     5.87     3.95     2.02     4.76     0.54
 Payment by affiliate                                          $       --     0.05     0.00*      --       --
 Net asset value, end of year                                  $    29.04    23.17    19.17    17.15    12.39
 TOTAL RETURN(1)                                               %    25.33    20.87++  11.78+   38.42     4.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $   13,575   12,562   12,581   16,425   15,150
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(2)                             %     2.66     2.74     2.85     2.92     2.97
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(2)                    %     2.67     2.74     2.85     2.92     2.97
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                            %     2.67     2.74     2.75     3.02     2.91
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(2)                                                  %     1.06     0.14    (0.30)   (0.40)   (1.23)
 Portfolio turnover rate                                       %       35      124       88      135      124


 84      ING Emerging Countries Fund

FINANCIAL HIGHLIGHTS                  ING EMERGING COUNTRIES FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             CLASS C
                                                                       ----------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                       ----------------------------------------------------
                                                                        2006        2005       2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $        22.04       18.24      16.32       11.79      11.41
 Income (loss) from investment operations:
 Net investment income (loss)                                  $         0.25        0.03      (0.03)      (0.06)     (0.25)
 Net realized and unrealized gain on investments (net of
 Indian tax)                                                   $         5.31        3.72       1.95        4.59       0.63
 Total from investment operations                              $         5.56        3.75       1.92        4.53       0.38
 Less distributions from:
 Net investment income                                         $         0.07          --         --          --       0.04
 Total Distributions                                           $         0.07          --         --          --       0.04
 Payment by affiliate                                          $           --        0.05       0.00*         --         --
 Net asset value, end of year                                  $        27.53       22.04      18.24       16.32      11.79
 TOTAL RETURN(1)                                               %        25.29       20.83++    11.76+      38.42       3.33
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $       35,847      20,985      9,680      10,033      9,519
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(2)                             %         2.66        2.74       2.85        2.92       2.97
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(2)                    %         2.67        2.74       2.85        2.92       2.97
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                            %         2.67        2.74       2.75        3.02       2.91
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(2)                                                  %         1.12        0.25      (0.20)      (0.40)     (1.20)
 Portfolio turnover rate                                       %           35         124         88         135        124


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.



(2) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.



* Amount represents less than $0.005 per share.



** Per share data calculated using average number of shares outstanding throughout the period.



+ In 2004, 0.06% of the total return consists of a gain on an investment not meeting the Fund's investment restrictions. Excluding this item, total return would have been 12.52%, 11.72% and 11.70% for Class A, Class B and Class C, respectively.



++ In 2005, 0.26%, 0.26% and 0.27% of the total return on Class A, Class B and
   Class C, respectively, consists of a payment by affiliate. Excluding this item, total return would have been 21.50%, 20.61% and 20.56% for Class A, Class B and Class C, respectively.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Emerging Countries Fund       85

ING FOREIGN FUND                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                                       CLASS A
                                                                     -------------------------------------------
                                                                              YEAR ENDED               JULY 1,
                                                                             OCTOBER 31,             2003(1) TO
                                                                     ----------------------------    OCTOBER 31,
                                                                      2006       2005       2004        2003
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       14.79      12.38     11.01       10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                  $        0.08**     0.06      0.11       (0.00)*
 Net realized and unrealized gain on investments               $        4.05       2.35      1.44        1.01
 Total from investment operations                              $        4.13       2.41      1.55        1.01
 Less distributions from:
 Net investment income                                         $          --         --      0.04          --
 Return of capital                                             $          --         --      0.10          --
 Net realized gain on investments                              $        0.36         --      0.04          --
 Total distributions                                           $        0.36         --      0.18          --
 Net asset value, end of period                                $       18.56      14.79     12.38       11.01
 TOTAL RETURN(2)                                               %       28.39      19.47     14.25       10.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     219,819    122,883    62,949       6,598
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(3)(4)                          %        1.65       1.68      1.70        1.95(1)
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(3)(4)                 %        1.65       1.68      1.70        1.95
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture(3)                         %        1.58       1.66      1.95        6.03
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(3)(4)                                               %        0.49       0.53      0.37       (0.32)
 Portfolio turnover rate                                       %          65         81       141          50



                                                                                      CLASS B
                                                                     ------------------------------------------
                                                                             YEAR ENDED               JULY 8,
                                                                             OCTOBER 31,            2003(1) TO
                                                                     ---------------------------    OCTOBER 31,
                                                                      2006      2005       2004        2003
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      14.55      12.26     10.99       10.29
 Income (loss) from investment operations:
 Net investment income loss                                    $      (0.04)**   (0.03)    (0.05)**    (0.01)
 Net realized and unrealized gain on investments               $       3.96       2.32      1.49        0.71
 Total from investment operations                              $       3.92       2.29      1.44        0.70
 Less distributions from:
 Net investment income                                         $         --         --      0.03          --
 Return of capital                                             $         --         --      0.10          --
 Net realized gain on investments                              $       0.36         --      0.04          --
 Total distributions                                           $       0.36         --      0.17          --
 Net asset value, end of period                                $      18.11      14.55     12.26       10.99
 TOTAL RETURN(2)                                               %      27.40      18.68     13.32        6.80
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     38,136     22,944    11,263       1,344
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(3)(4)                          %       2.40       2.43      2.45        2.70
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %       2.40       2.43      2.45        2.70
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture(3)                         %       2.33       2.41      2.70        6.78
 Net investment loss after expense reimbursement/recoupment
 and brokerage commission recapture(3)(4)                      %      (0.24)     (0.23)    (0.46)      (1.03)
 Portfolio turnover rate                                       %         65         81       141          50


 86      ING Foreign Fund

FINANCIAL HIGHLIGHTS                             ING FOREIGN FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                      CLASS C
                                                                     ------------------------------------------
                                                                             YEAR ENDED               JULY 7,
                                                                             OCTOBER 31,            2003(1) TO
                                                                     ---------------------------    OCTOBER 31,
                                                                      2006       2005      2004        2003
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       14.57     12.28     11.01       10.27
 Income (loss) from investment operations:
 Net investment loss                                           $       (0.04)**  (0.03)    (0.04)**    (0.01)
 Net realized and unrealized gain on investments               $        3.97      2.32      1.48        0.75
 Total from investment operations                              $        3.93      2.29      1.44        0.74
 Less distributions from:
 Net investment income                                         $          --        --      0.03          --
 Return of capital                                             $          --        --      0.10          --
 Net realized gain on investments                              $        0.36        --      0.04          --
 Total distributions                                           $        0.36        --      0.17          --
 Net asset value, end of period                                $       18.14     14.57     12.28       11.01
 TOTAL RETURN(2)                                               %       27.43     18.65     13.28        7.21
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     154,101    87,877    41,424       5,601
 Ratios to average net assets:
 Net expenses after reimbursement/recoupment and brokerage
 commission recapture(3)(4)                                    %        2.40      2.43      2.45        2.70
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(3)(4)                 %        2.40      2.43      2.45        2.70
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture(3)                         %        2.33      2.41      2.70        6.78
 Net investment loss after expense reimbursement/recoupment
 and brokerage commission recapture(3)(4)                      %       (0.26)    (0.27)    (0.41)      (1.03)
 Portfolio turnover rate                                       %          65        81       141          50


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


* Amount represents less than $0.005 per share.

** Per share data calculated using average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       ING Foreign Fund       87

ING GREATER CHINA FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                       CLASS A         CLASS B
                                                                     ------------    -----------
                                                                     DECEMBER 21,    JANUARY 6,
                                                                      2005(1) TO     2006(1) TO
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2006           2006
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00          10.60
 Income from investment operations:
 Net investment income                                         $          0.06           0.05*
 Net realized and unrealized gain on investments               $          2.43           1.77
 Total from investment operations                              $          2.49           1.82
 Net asset value, end of period                                $         12.49          12.42
 TOTAL RETURN(2)                                               %         24.90          17.17
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        23,709          1,957
 Ratios to average net assets:
 Expenses(3)                                                   %          2.64           3.39
 Net investment income(3)                                      %          0.75           0.47
 Portfolio turnover rate                                       %           108            108



                                                                       CLASS C
                                                                     -----------
                                                                     JANUARY 11,
                                                                     2006(1) TO
                                                                     OCTOBER 31,
                                                                        2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.67
 Income from investment operations:
 Net investment income                                         $         0.05*
 Net realized and unrealized gain on investments               $         1.71
 Total from investment operations                              $         1.76
 Net asset value, end of period                                $        12.43
 TOTAL RETURN(2)                                               %        16.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        2,124
 Ratios to average net assets:
 Expenses(3)                                                   %         3.39
 Net investment income(3)                                      %         0.53
 Portfolio turnover rate                                       %          108


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


* Per share data calculated using average number of shares outstanding throughout the period.


 88      ING Greater China Fund

FINANCIAL HIGHLIGHTS                    ING INDEX PLUS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                       CLASS A         CLASS B
                                                                     ------------    -----------
                                                                     DECEMBER 21,    JANUARY 12,
                                                                      2005(1) TO     2006(1) TO
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2006           2006
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00          10.43
 Income from investment operations:
 Net investment income                                         $          0.14*          0.06*
 Net realized and unrealized gain on investments               $          1.54           1.14
 Total from investment operations                              $          1.68           1.20
 Net asset value, end of period                                $         11.68          11.63
 TOTAL RETURN(2)                                               %         16.80          11.51
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        12,513            264
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)                   %          1.15           1.90
 Gross expenses prior to expense reimbursement(3)              %          1.30           2.05
 Net investment income after expense reimbursement(3)          %          1.50           0.64
 Portfolio turnover rate                                       %           188            188



                                                                       CLASS C
                                                                     -----------
                                                                     JANUARY 12,
                                                                     2006(1) TO
                                                                     OCTOBER 31,
                                                                        2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.43
 Income from investment operations:
 Net investment income                                         $         0.08*
 Net realized and unrealized gain on investments               $         1.10
 Total from investment operations                              $         1.18
 Net asset value, end of period                                $        11.61
 TOTAL RETURN(2)                                               %        11.31
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          534
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         1.90
 Gross expenses prior to expense reimbursement(3)              %         2.05
 Net investment income after expense reimbursement(3)(4)       %         0.87
 Portfolio turnover rate                                       %          188


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


 * Per share data calculated using average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING Index Plus International Equity Fund       89

ING INTERNATIONAL CAPITAL APPRECIATION FUND                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                       CLASS A         CLASS B
                                                                     ------------    ------------
                                                                     DECEMBER 21,     JANUARY 9,
                                                                      2005(1) TO      2006(1) TO
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2006            2006
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.00           10.42
 Income (loss) from investment operations:
 Net investment income (loss)                                  $         0.04           (0.04)*
 Net realized and unrealized gain on investments               $         1.35            0.95
 Total from investment operations                              $         1.39            0.91
 Net asset value, end of period                                $        11.39           11.33
 TOTAL RETURN(2)                                               %        13.90            8.73
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        3,677              66
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %         1.50            2.25
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %         1.50            2.25
 Gross expenses prior to expense reimbursements and
 brokerage commission recapture(4)                             %         1.84            2.59
 Net investment income (loss) after expense reimbursement
 and brokerage commission recapture(3)(4)                      %         0.32           (0.43)
 Portfolio turnover rate                                       %           91              91



                                                                       CLASS C
                                                                     -----------
                                                                     JANUARY 24,
                                                                     2006(1) TO
                                                                     OCTOBER 31,
                                                                        2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.28
 Income (loss) from investment operations:
 Net investment loss                                           $        (0.03)
 Net realized and unrealized gain on investments               $         1.10
 Total from investment operations                              $         1.07
 Net asset value, end of period                                $        11.35
 TOTAL RETURN(2)                                               %        10.41
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           65
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %         2.25
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %         2.25
 Gross expenses prior to expense reimbursement and brokerage
 commission recapture(4)                                       %         2.59
 Net investment loss after expense reimbursement and
 brokerage commission recapture(3)(4)                          %        (0.50)
 Portfolio turnover rate                                       %           91


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.


(4) Annualized for periods less than one year.



* Per share data calculated using average number of shares outstanding throughout the period.


 90      ING International Capital Appreciation Fund

FINANCIAL HIGHLIGHTS                 ING INTERNATIONAL GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                           CLASS A
                                                                   --------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                                   --------------------------------------------------------
                                                                     2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $     10.97        9.78        8.48        7.05        8.09
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      0.12        0.10        0.09        0.04       (0.02)
 Net realized and unrealized gain (loss) on investments        $      2.28        1.18        1.22        1.37       (1.04)
 Total from investment operations                              $      2.40        1.28        1.31        1.41       (1.06)
 Less distributions from:
 Net investment income                                         $      0.17        0.10        0.01        0.03          --
 Total distributions                                           $      0.17        0.10        0.01        0.03          --
 Redemption fees applied to capital                            $        --          --        0.00*       0.05        0.02
 Payment by affiliate                                          $        --        0.01          --          --          --
 Net asset value, end of year                                  $     13.20       10.97        9.78        8.48        7.05
 TOTAL RETURN(1)                                               %     22.12       13.30+      15.49       20.72      (12.86)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $    58,697      51,193      47,551      43,821      43,314
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(2)        %      1.65        1.65        1.68        1.85        2.14
 Gross expenses prior to expense reimbursement/recoupment      %      1.65        1.65        1.64        1.87        2.18
 Net investment income (loss) after expense
 reimbursement/recoupment(2)                                   %      0.96        0.94        0.78        0.64       (0.32)
 Portfolio turnover rate                                       %       173         116          90         100         126



                                                                                            CLASS B
                                                                    --------------------------------------------------------
                                                                                     YEAR ENDED OCTOBER 31,
                                                                    --------------------------------------------------------
                                                                      2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      10.55        9.43        8.22        6.91        8.03
 Income (loss) from investment operations:
 Net investment income (loss)                                  $       0.03**      0.02       (0.00)*     (0.00)*     (0.02)
 Net realized and unrealized gain (loss) on investments        $       2.20        1.14        1.21        1.31       (1.10)
 Total from investment operations                              $       2.23        1.16        1.21        1.31       (1.12)
 Less distributions from:
 Net investment income                                         $       0.09        0.05          --          --          --
 Total distributions                                           $       0.09        0.05          --          --          --
 Payment by affiliate                                          $         --        0.01          --          --          --
 Net asset value, end of year                                  $      12.69       10.55        9.43        8.22        6.91
 TOTAL RETURN(1)                                               %      21.23       12.41+      14.72       18.96      (13.95)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     16,822      16,338      15,069      12,466      10,246
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(2)        %       2.40        2.40        2.43        2.60        2.76
 Gross expenses prior to expense reimbursement/recoupment      %       2.40        2.40        2.39        2.62        2.83
 Net investment income (loss) after expense
 reimbursement/recoupment(2)                                   %       0.22        0.19       (0.02)      (0.05)      (1.10)
 Portfolio turnover rate                                       %        173         116          90         100         126


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING International Growth Opportunities Fund       91

ING INTERNATIONAL GROWTH OPPORTUNITIES FUND -- (CONTINUED)  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                             CLASS C
                                                                     --------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                     --------------------------------------------------------
                                                                       2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       10.55        9.42        8.22        6.91        8.02
 Income (loss) from investment operations:
 Net investment income (loss)                                  $        0.04        0.03       (0.00)*     (0.00)*     (0.02)
 Net realized and unrealized gain (loss) on investments        $        2.19        1.13        1.20        1.31       (1.09)
 Total from investment operations                              $        2.23        1.16        1.20        1.31       (1.11)
 Less distributions from:
 Net investment income                                         $        0.08        0.04          --        0.00*         --
 Total distributions                                           $        0.08        0.04          --        0.00*         --
 Payment by affiliate                                          $          --        0.01          --          --          --
 Net asset value, end of year                                  $       12.70       10.55        9.42        8.22        6.91
 TOTAL RETURN(1)                                               %       21.25       12.46+      14.60       18.97      (13.84)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $      15,918      15,008      16,230      14,526      12,384
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(2)        %        2.40        2.40        2.43        2.60        2.76
 Gross expenses prior to expense reimbursement/recoupment      %        2.40        2.40        2.39        2.62        2.84
 Net investment income (loss) after expense                    %
 reimbursement/recoupment(2)                                            0.21        0.18       (0.04)      (0.05)      (1.18)
 Portfolio turnover rate                                       %         173         116          90         100         126


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.



(2) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


* Amount represents less than $0.005 per share.


** Per share data calculated using average number of shares outstanding throughout the period.


+ In 2005, 0.10% of the total return on Class A, Class B and Class C consists of a payment by affiliate. Excluding this item, total return would have been 13.20%, 12.31% and 12.36% for Class A, Class B and Class C, respectively.

 92      ING International Growth Opportunities Fund

FINANCIAL HIGHLIGHTS                          ING INTERNATIONAL REAL ESTATE FUND

--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.



                                                                       CLASS A         CLASS B         CLASS C
                                                                     ------------    ------------    ------------
                                                                     FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                                      2006(1) TO      2006(1) TO      2006(1) TO
                                                                     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                         2006            2006            2006
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00          10.00            10.00
 Income (loss) from investment operations:
 Net investment income                                         $          0.09*          0.04*            0.04*
 Net realized and unrealized gain on investments               $          1.60           1.59             1.59
 Total from investment operations                              $          1.69           1.63             1.63
 Less distributions from:
 Net investment income                                         $          0.06           0.04             0.04
 Total distributions                                           $          0.06           0.04             0.04
 Net asset value, end of period                                $         11.63          11.59            11.59
 TOTAL RETURN(2)                                               %         16.94          16.38            16.31
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        49,798          1,639           17,075
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %          1.50           2.25             2.25
 Gross expenses prior to expense reimbursement(4)              %          2.01           2.76             2.76
 Net investment income after expense reimbursement(3)(4)       %          1.33           0.51             0.54
 Portfolio turnover rate                                       %            29             29               29


--------------------------------------------------------------------------------


(1) Commencement of operations.


(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.


(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


(4) Annualized for periods less than one year.


* Per share data calculated using average number of shares outstanding throughout the period.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     ING International Real Estate Fund       93

ING INTERNATIONAL SMALLCAP FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                             CLASS A
                                                                     --------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                     --------------------------------------------------------
                                                                       2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       37.75       29.27       25.37       18.35       21.85
 Income (loss) from investment operations:
 Net investment income (loss)                                  $        0.29        0.33**      0.02        0.01       (0.07)
 Net realized and unrealized gain (loss) on investments        $        9.44        8.05**      3.86        7.01       (3.43)
 Total from investment operations                              $        9.73        8.38        3.88        7.02       (3.50)
 Less distributions from:
 Net investment income                                         $        0.33          --        0.00*         --          --
 Total distributions                                           $        0.33          --        0.00*         --          --
 Payment by affiliate                                          $          --        0.10        0.02          --          --
 Net asset value, end of year                                  $       47.15       37.75       29.27       25.37       18.35
 TOTAL RETURN(1)                                               %       25.91       28.97++     15.39+      38.26      (16.02)
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     243,020     173,612     154,658     150,043     123,206
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(2)        %        1.66        1.74        1.75        1.95        1.95
 Gross expenses prior to expense reimbursement/recoupment      %        1.66        1.74        1.72        1.94        1.99
 Net investment income (loss) after expense
 reimbursement/recoupment(2)                                   %        0.67        0.98        0.07        0.00       (0.32)
 Portfolio turnover rate                                       %          85         124         106         114         149



                                                                                             CLASS B
                                                                     --------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                     --------------------------------------------------------
                                                                       2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       38.83       30.30       26.43       19.25       23.06
 Income (loss) from investment operations:
 Net investment income (loss)                                  $       (0.01)**     0.10**     (0.19)      (0.24)      (0.32)
 Net realized and unrealized gain (loss) on investments        $        9.75        8.33**      4.04        7.42       (3.49)
 Total from investment operations                              $        9.74        8.43        3.85        7.18       (3.81)
 Less distributions from:
 Net investment income                                         $        0.04          --          --          --          --
 Total distributions                                           $        0.04          --          --          --          --
 Payment by affiliate                                          $          --        0.10        0.02          --          --
 Net asset value, end of year                                  $       48.53       38.83       30.30       26.43       19.25
 TOTAL RETURN(1)                                               %       25.10       28.15++     14.64+      37.30      (16.52)
 RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $      58,469      57,131      58,318      62,104      52,661
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(2)        %        2.31        2.39        2.40        2.60        2.60
 Gross expenses prior to expense reimbursement/recoupment      %        2.31        2.39        2.37        2.59        2.63
 Net investment income (loss) after expense
 reimbursement/recoupment(2)                                   %       (0.03)       0.29       (0.60)      (0.68)      (0.98)
 Portfolio turnover rate                                       %          85         124         106         114         149


 94      ING International SmallCap Fund

FINANCIAL HIGHLIGHTS              ING INTERNATIONAL SMALLCAP FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                        CLASS C
                                                                     ----------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                                     ----------------------------------------------
                                                                      2006      2005      2004      2003      2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      35.59     27.77     24.23     17.65     21.14
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      (0.00)*    0.10**   (0.17)    (0.29)    (0.32)
 Net realized and unrealized gain (loss) on investments        $       8.91      7.62**    3.70      6.87     (3.17)
 Total from investment operations                              $       8.91      7.72      3.53      6.58     (3.49)
 Less distributions from:
 Net investment income                                         $       0.11        --        --        --        --
 Total distributions                                           $       0.11        --        --        --        --
 Payment by affiliate                                          $         --      0.10      0.01        --        --
 Net asset value, end of year                                  $      44.39     35.59     27.77     24.23     17.65
 TOTAL RETURN(1)                                               %      25.09     28.16++   14.61+    37.28    (16.51)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     65,534    52,420    47,793    50,227    46,703
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(2)        %       2.31      2.39      2.40      2.60      2.60
 Gross expenses prior to expense reimbursement/recoupment      %       2.31      2.39      2.37      2.59      2.63
 Net investment income (loss) after expense
 reimbursement/recoupment(2)                                   %      (0.01)     0.30     (0.60)    (0.68)    (0.99)
 Portfolio turnover rate                                       %         85       124       106       114       149


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.



(2) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


*  Amount represents less than $0.005 per share.

** Per share data calculated using average number of shares outstanding throughout the period.


+ In 2004, the Sub-Adviser fully reimbursed the Fund for a loss incurred from a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.07%.


++ In 2005, 0.34%, 0.33% and 0.36% of the total return on Class A, Class B, and
   Class C, respectively, consists of a payment by affiliate. Excluding this item, total return would have been 28.63%, 27.82%, and 27.80% on Class A, Class B, and Class C, respectively.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING International SmallCap Fund       95

ING INTERNATIONAL VALUE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the information was audited by other independent auditors.



                                                                                            CLASS A
                                                                   ---------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                                   ---------------------------------------------------------
                                                                     2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       18.33       16.90       13.71       10.40       12.33
 Income (loss) from investment operations:
 Net investment income                                         $        0.18**      0.17        0.13        0.08        0.06
 Net realized and unrealized gain (loss) on investments        $        4.58        2.28        3.15        3.48       (1.64)
 Total from investment operations                              $        4.76        2.45        3.28        3.56       (1.58)
 Less distributions from:
 Net investment income                                         $        0.16        0.22        0.09        0.05        0.09
 Net realized gain on investments                              $        1.41        0.80          --        0.20        0.26
 Total distributions                                           $        1.57        1.02        0.09        0.25        0.35
 Payment by affiliate                                          $          --        0.00*         --          --          --
 Net asset value, end of year                                  $       21.52       18.33       16.90       13.71       10.40
 TOTAL RETURN(1)                                               %       27.64       15.06+      24.03       35.11      (13.31)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $   1,995,027   1,732,332   1,869,868   1,641,943   1,356,334
 Ratios to average net assets:
 Net expenses after brokerage commission recapture             %        1.60        1.60        1.61        1.74        1.76
 Gross expenses prior to brokerage commission recapture        %        1.60        1.60        1.61        1.74        1.76
 Net investment income after brokerage commission recapture    %        0.90        0.88        0.79        0.66        0.58
 Portfolio turnover rate                                       %          25          21          29           9          20



                                                                                            CLASS B
                                                                   ---------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                                   ---------------------------------------------------------
                                                                     2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       17.95       16.58       13.45       10.23       12.13
 Income (loss) from investment operations:
 Net investment income (loss)                                  $        0.04**      0.05        0.02       (0.00)*     (0.02)
 Net realized and unrealized gain (loss) on investments        $        4.50        2.23        3.11        3.42       (1.62)
 Total from investment operations                              $        4.54        2.28        3.13        3.42       (1.64)
 Less distributions from:
 Net investment income                                         $        0.01        0.11          --          --        0.00*
 Net realized gain on investments                              $        1.41        0.80          --        0.20        0.26
 Total distributions                                           $        1.42        0.91          --        0.20        0.26
 Payment by affiliate                                          $          --        0.00*         --          --          --
 Net asset value, end of year                                  $       21.07       17.95       16.58       13.45       10.23
 TOTAL RETURN(1)                                               %       26.81       14.21+      23.27       34.11      (13.90)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     368,952     411,071     454,952     420,651     375,967
 Ratios to average net assets:
 Net expenses after brokerage commission recapture             %        2.30        2.30        2.31        2.44        2.45
 Gross expenses prior to brokerage commission recapture        %        2.30        2.30        2.31        2.44        2.45
 Net investment income (loss) after brokerage commission
 recapture                                                     %        0.20        0.17        0.09       (0.04)      (0.13)
 Portfolio turnover rate                                       %          25          21          29           9          20


 96      ING International Value Fund

FINANCIAL HIGHLIGHTS                 ING INTERNATIONAL VALUE FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                                       CLASS C
                                                                   -----------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                   -----------------------------------------------
                                                                    2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $     17.91     16.54     13.42     10.21     12.10
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      0.05      0.04      0.02     (0.00)*   (0.02)
 Net realized and unrealized gain (loss) on investments        $      4.46      2.24      3.10      3.41     (1.61)
 Total from investment operations                              $      4.51      2.28      3.12      3.41     (1.63)
 Less distributions from:
 Net investment income                                         $      0.03      0.11        --        --      0.00*
 Net realized gain on investments                              $      1.41      0.80        --      0.20      0.26
 Total distributions                                           $      1.44      0.91        --      0.20      0.26
 Payment by affiliate                                          $        --      0.00**      --        --        --
 Net asset value, end of year                                  $     20.98     17.91     16.54     13.42     10.21
 TOTAL RETURN(1)                                               %     26.71     14.25+    23.25     34.08    (13.85)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $   729,067   663,626   675,039   628,704   573,712
 Ratios to average net assets:
 Net expenses after brokerage commission recapture             %      2.30      2.30      2.31      2.44      2.46
 Gross expenses prior to brokerage commission recapture        %      2.30      2.30      2.31      2.44      2.46
 Net investment income (loss) after brokerage commission
 recapture                                                     %      0.20      0.15      0.09     (0.04)    (0.13)
 Portfolio turnover rate                                       %        25        21        29         9        20


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gains distributions at net asset value and excluding the deduction of sales charges.


* Amount represents less than $0.005 per shares.


** Per share data calculated using average number of shares outstanding throughout the period.


+  In 2005, there was no impact on total return due to payment by affiliate.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       97

ING INTERNATIONAL VALUE CHOICE FUND                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                              CLASS A
                                                                     --------------------------
                                                                     YEAR ENDED     FEBRUARY 1,
                                                                     OCTOBER 31,    2005(1) TO
                                                                     -----------    OCTOBER 31,
                                                                        2006           2005
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.70          10.00
 Income from investment operations:
 Net investment income                                         $          0.12*          0.11*
 Net realized and unrealized gain on investments               $          1.86           0.59
 Total from investment operations                              $          1.98           0.70
 Less distributions from:
 Net investment income                                         $          0.10             --
 Net realized gain on investments                              $          0.16             --
 Total distributions                                           $          0.26             --
 Net asset value, end of period                                $         12.42          10.70
 TOTAL RETURN(2)                                               %         18.82           7.00
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        17,962          6,115
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %          1.69           1.70
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %          1.70           1.70
 Gross expenses prior to expense reimbursement and brokerage
 commission recapture(3)                                       %          1.71           3.44
 Net investment income after expense reimbursements and
 brokerage commission recapture(3)(4)                          %          1.04           1.08
 Portfolio turnover rate                                       %            31             24



                                                                              CLASS B
                                                                     --------------------------
                                                                     YEAR ENDED     FEBRUARY 1,
                                                                     OCTOBER 31,    2005(1) TO
                                                                     -----------    OCTOBER 31,
                                                                        2006           2005
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.65          10.00
 Income from investment operations:
 Net investment income                                         $          0.04*          0.04*
 Net realized and unrealized gain on investments               $          1.82           0.61
 Total from investment operations                              $          1.86           0.65
 Less distributions from:
 Net investment income                                         $          0.08             --
 Net realized gain on investments                              $          0.16             --
 Total distributions                                           $          0.24             --
 Net asset value, end of period                                $         12.27          10.65
 TOTAL RETURN(2)                                               %         17.77           6.50
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         3,565          1,427
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %          2.44           2.45
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %          2.45           2.45
 Gross expenses prior to expense reimbursement and brokerage
 commission recapture(3)                                       %          2.46           4.19
 Net investment income after expense reimbursement and
 brokerage commission recapture(3)(4)                          %          0.35           0.36
 Portfolio turnover rate                                       %            31             24


 98      ING International Value Choice Fund

FINANCIAL HIGHLIGHTS          ING INTERNATIONAL VALUE CHOICE FUND -- (CONTINUED)
--------------------------------------------------------------------------------


                                                                              CLASS C
                                                                     --------------------------
                                                                     YEAR ENDED     FEBRUARY 4,
                                                                     OCTOBER 31,    2005(1) TO
                                                                     -----------    OCTOBER 31,
                                                                        2006           2005
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.66          10.01
 Income from investment operations:
 Net investment income                                         $          0.04*          0.04*
 Net realized and unrealized gain on investments               $          1.83           0.61
 Total from investment operations                              $          1.87           0.65
 Less distributions from:
 Net investment income                                         $          0.08             --
 Net realized gain on investments                              $          0.16             --
 Total distributions                                           $          0.24             --
 Net asset value, end of period                                $         12.29          10.66
 TOTAL RETURN(2)                                               %         17.78           6.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         4,189          1,796
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %          2.44           2.45
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %          2.45           2.45
 Gross expenses prior to expense reimbursement and brokerage
 commission recapture(3)                                       %          2.46           4.19
 Net investment income after expense reimbursement and
 brokerage commission recapture(3)(4)                          %          0.33           0.35
 Portfolio turnover rate                                       %            31             24


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.

* Per share data calculated using average numbers of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                    ING International Value Choice Fund       99

ING RUSSIA FUND                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                          CLASS A
                                                                    ----------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------
                                                                      2006       2005       2004       2003       2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      33.49      25.01      19.13      12.15       8.04
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      (0.27)     (0.00)*     0.04      (0.00)*     0.17
 Net realized and unrealized gain on investments               $      22.37       8.39       5.69       7.06       3.92
 Total from investment operations                              $      22.10       8.39       5.73       7.06       4.09
 Less distributions from:
 Net investment income                                         $         --       0.01       0.02       0.12         --
 Total distributions                                           $         --       0.01       0.02       0.12         --
 Redemption fees applied to capital                            $       0.22       0.10       0.17       0.04       0.02
 Net asset value, end of year                                  $      55.81      33.49      25.01      19.13      12.15
 TOTAL RETURN(1)                                               %      66.65      33.98      30.88      58.98      51.12
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $    751,947    271,603    212,180    161,601     85,658
 Ratios to average net assets:
 Net expenses after and expense reimbursement(2)               %       1.98       2.13       2.01       2.09       1.77
 Gross expenses prior to and expense reimbursement             %       1.98       2.13       2.01       2.09       2.20
 Net investment income (loss) after expense reimbursement(2)   %      (0.64)     (0.01)      0.15      (0.02)      1.33
 Portfolio turnover rate                                       %         20         26         54         23         32


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.


(2) The Adviser has agreed to limit expenses, (excluding, interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


*  Amount represents less than $0.005 per share.

 100      ING Russia Fund

FINANCIAL HIGHLIGHTS                      ING EMERGING MARKETS FIXED INCOME FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                       CLASS A         CLASS B
                                                                     ------------    -----------
                                                                     DECEMBER 21,    JANUARY 4,
                                                                      2005(1) TO     2006(1) TO
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2006           2006
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00          10.15
 Income from investment operations:
 Net investment income                                         $          0.64*          0.59*
 Net realized and unrealized gain on investments               $          0.26           0.09
 Total from investment operations                              $          0.90           0.68
 Less distributions from:
 Net investment income                                         $          0.57           0.53
 Total distributions                                           $          0.57           0.53
 Net asset value, end of period                                $         10.33          10.30
 TOTAL RETURN(2)                                               %          9.28           6.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        26,121            293
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %          1.25           2.00
 Gross expenses prior to expense reimbursement(3)              %          2.41           3.16
 Net investment income after expense reimbursement(3)(4)       %          7.36           6.91
 Portfolio turnover rate                                       %            56             56



                                                                       CLASS C
                                                                     -----------
                                                                      MARCH 1,
                                                                     2006(1) TO
                                                                     OCTOBER 31,
                                                                        2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.43
 Income (loss) from investment operations:
 Net investment income                                         $         0.61*
 Net realized and unrealized loss on investments               $        (0.34)
 Total from investment operations                              $         0.27
 Less distributions from:
 Net investment income                                         $         0.41
 Total distributions                                           $         0.41
 Net asset value, end of period                                $        10.29
 TOTAL RETURN(2)                                               %         2.75
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          344
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         2.00
 Gross expenses prior to expense reimbursement(3)              %         3.16
 Net investment income after expense reimbursement(3)(4)       %         7.09
 Portfolio turnover rate                                       %           56


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.



* Per share data calculated using average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                ING Emerging Markets Fixed Income Fund       101

ING GLOBAL BOND FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                       CLASS A         CLASS B
                                                                     ------------    -----------
                                                                       JUNE 30,       JUNE 30,
                                                                      2006(1) TO     2006(1) TO
                                                                     OCTOBER 31,     OCTOBER 31,
                                                                         2006           2006
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00          10.00
 Income from investment operations:
 Net investment income                                         $          0.08*          0.06*
 Net realized and unrealized gain on investments               $          0.23           0.22
 Total from investment operations                              $          0.31           0.28
 Less distributions from:
 Net investment income                                         $          0.06           0.04
 Total distributions                                           $          0.06           0.04
 Net asset value, end of period                                $         10.25          10.24
 TOTAL RETURN(2)                                               %          3.13           2.84
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        25,784             28
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %          0.90           1.65
 Gross expenses prior to expense reimbursement(4)              %          1.38           2.13
 Net investment income after expense reimbursement(3)(4)       %          2.41           2.00
 Portfolio turnover rate                                       %           451            451



                                                                       CLASS C
                                                                     -----------
                                                                      JUNE 30,
                                                                     2006(1) TO
                                                                     OCTOBER 31,
                                                                        2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.00
 Income from investment operations:
 Net investment income                                         $         0.06*
 Net realized and unrealized gain on investments               $         0.22
 Total from investment operations                              $         0.28
 Less distributions from:
 Net investment income                                         $         0.04
 Total distributions                                           $         0.04
 Net asset value, end of period                                $        10.24
 TOTAL RETURN(2)                                               %         2.82
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           36
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         1.65
 Gross expenses prior to expense reimbursement(3)              %         2.13
 Net investment income after expense reimbursement(3)(4)       %         1.68
 Portfolio turnover rate                                       %          451


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.



(4) Annualized for periods less than one year.



 * Per share data calculated using average number of shares outstanding throughout the period.


 102      ING Global Bond Fund

In addition to the Funds offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund

ING Growth and Income Fund

ING Real Estate Fund

DOMESTIC EQUITY GROWTH FUNDS

ING 130/30 Fundamental Research Fund

ING Disciplined LargeCap Fund
ING Fundamental Research Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund

FIXED-INCOME FUNDS
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

GLOBAL EQUITY FUND
ING Global Science and Technology Fund

INTERNATIONAL EQUITY FUND
ING International Equity Fund

INTERNATIONAL FUND-OF-FUNDS
ING Diversified International Fund

LOAN PARTICIPATION FUND
ING Senior Income Fund

MONEY MARKET FUNDS

ING Money Market Fund

ING Classic Money Market Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
YOU'LL FIND MORE INFORMATION ABOUT THE
FUNDS IN OUR:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Funds' annual/semi-annual
shareholder reports, you will find a
discussion of the recent market
conditions and principal investment
strategies that significantly affected
the Funds' performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed
information about the Funds. The SAI is
legally part of this Prospectus (it is
incorporated by reference). A copy has
been filed with the SEC.

Please write, call or visit our website
for a free copy of the current annual/
semi-annual shareholder reports, the SAI or other Fund information.

To make shareholder inquiries contact:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:


U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, NE
Washington, D.C. 20549

or at the e-mail address:
PUBLICINFO@SEC.GOV

Or obtain the information at no cost by
visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the following Funds' SEC file numbers. The file numbers are as follows:


ING Mayflower Trust                                  811-07978
    ING International Value Fund
ING Mutual Funds                                     811-07428
    ING Disciplined International SmallCap Fund
    ING Emerging Countries Fund
    ING Emerging Markets Fixed Income Fund
    ING Foreign Fund
    ING Global Bond Fund
    ING Global Equity Dividend Fund
    ING Global Natural Resources Fund
    ING Global Real Estate Fund
    ING Global Value Choice Fund
    ING Greater China Fund
    ING Index Plus International Equity Fund
    ING International Growth Opportunities Fund
    ING International Capital Appreciation Fund
    ING International Real Estate Fund
    ING International SmallCap Fund
    ING International Value Choice Fund
    ING International Value Opportunities Fund
    ING Russia Fund



(ING FUNDS LOGO)                                  PRPRO-UINTABC    (0207-022807)

                                                          PROSPECTUS
                             Prospectus



                             FEBRUARY 28, 2007



                             Class I and Class Q
                             GLOBAL EQUITY FUNDS

                              - ING Global Real Estate Fund
                              - ING Global Value Choice Fund



                             INTERNATIONAL EQUITY FUNDS


                              - ING Disciplined International SmallCap Fund

                              - ING Emerging Countries Fund
                              - ING Foreign Fund
                              - ING Greater China Fund
                              - ING Index Plus International Equity Fund
                              - ING International Capital Appreciation Fund

                              - ING International Growth Opportunities Fund
                               (formerly, ING International Fund)

                              - ING International Real Estate Fund
                              - ING International SmallCap Fund
                              - ING International Value Fund
                              - ING International Value Choice Fund
                              - ING International Value Opportunities Fund



                             GLOBAL AND INTERNATIONAL FIXED-INCOME FUNDS

                              - ING Emerging Markets Fixed Income Fund
                              - ING Global Bond Fund

       This Prospectus contains important
       information about investing in
       Class I and Class Q shares of
       certain ING Funds. You should read
       it carefully before you invest,
       and keep it for future reference.
       Please note that your investment:
       is not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation ("FDIC"), the Federal
       Reserve Board or any other
       government agency and is affected
       by market fluctuations. There is
       no guarantee that the Funds will
       achieve their investment
       objectives. As with all mutual
       funds, the U.S. Securities and
       Exchange Commission ("SEC") has
       not approved or disapproved these
       securities nor has the SEC judged
       whether the information in this
       Prospectus is accurate or
       adequate. Any representation to
       the contrary is a criminal
       offense.
                                                          (ING FUNDS LOGO)

(ARCH PHOTO)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         INVESTMENT
         OBJECTIVE



[COMPASS GRAPHIC]
         PRINCIPAL INVESTMENT
         STRATEGIES



[SCALE GRAPHIC]
          RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



These pages contain a description of each of our Funds included in this Prospectus, including each Fund's investment objective, principal investment strategies, and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows each Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.


    INTRODUCTION TO THE FUNDS                                1
    FUNDS AT A GLANCE                                        2



    GLOBAL EQUITY FUNDS
    ING Global Real Estate Fund                              4
    ING Global Value Choice Fund                             6



    INTERNATIONAL EQUITY FUNDS
    ING Disciplined International SmallCap Fund              8
    ING Emerging Countries Fund                             10
    ING Foreign Fund                                        12
    ING Greater China Fund                                  14
    ING Index Plus International Equity Fund                16
    ING International Capital Appreciation Fund             18
    ING International Growth Opportunities Fund             20
    ING International Real Estate Fund                      22
    ING International SmallCap Fund                         24
    ING International Value Fund                            26
    ING International Value Choice Fund                     28
    ING International Value Opportunities Fund              30



    GLOBAL AND INTERNATIONAL FIXED-INCOME FUNDS
    ING Emerging Markets Fixed Income Fund                  32
    ING Global Bond Fund                                    34



    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       39
    MANAGEMENT OF THE FUNDS                                 45
    MORE INFORMATION ABOUT RISKS                            56
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      61
    FINANCIAL HIGHLIGHTS                                    63
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                       INTRODUCTION TO THE FUNDS
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the risks and principal investment strategies associated with each of our Funds. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.

                               [TELEPHONE GRAPHIC]
 If you have any questions about the Funds, please call your investment professional or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 GLOBAL EQUITY FUNDS

  ING offers Global Equity Funds that emphasize a growth approach to global investing. These Funds focus on total return or long-term capital appreciation by investing primarily in equity securities of companies throughout the world, including the United States.

  They may be suitable investments if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to global markets and/or global real estate; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

INTERNATIONAL EQUITY FUNDS

  ING offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing." These Funds focus on long-term growth by investing primarily in foreign equities.

  They may be suitable investments if you:

  - are investing for the long-term -- at least several years;
  - are looking for exposure to international markets; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

GLOBAL AND INTERNATIONAL FIXED-INCOME FUNDS

  ING Emerging Markets Fixed Income Fund seeks to maximize total return. The Fund focuses on long-term growth by investing primarily in debt securities of emerging market countries.

  ING Emerging Markets Fixed Income Fund may be a suitable investment if you:

  - want both regular income and the potential for capital appreciation;
  - are looking for exposure to emerging market countries; and
  - are willing to accept higher risk in exchange for the potential for long-term growth.

  ING Global Bond Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund invests primarily in global fixed-income securities.

  ING Global Bond Fund may be a suitable investment if you:

  - want both regular income and the potential for capital appreciation;
  - are looking for exposure to foreign and U.S. fixed-income securities; and
  - are willing to accept higher risk in exchange for the potential for total return.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Introduction to the Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, principal investment strategies and risks, which begin on page 4.


                  FUND                                                        INVESTMENT OBJECTIVE
                  ------------------------------------------------------------------------------------------
GLOBAL EQUITY     ING Global Real Estate Fund                                 High total return.
FUNDS             Adviser: ING Investments, LLC
                  Sub-Adviser: ING Clarion Real Estate Securities L.P.

                  ING Global Value Choice Fund                                Long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: Tradewinds NWQ Global Investors, LLC

INTERNATIONAL     ING Disciplined International SmallCap Fund                 Long-term capital
EQUITY FUNDS      Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: ING Investment Management Co.

                  ING Emerging Countries Fund                                 Maximum long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  ING Foreign Fund                                            Long-term growth of capital.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Julius Baer Investment Management LLC

                  ING Greater China Fund                                      Long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: ING Investment Management Asia/Pacific
                  (Hong Kong) Limited

                  ING Index Plus International Equity Fund                    Outperform the total return
                  Adviser: ING Investments, LLC                               performance of the Morgan
                  Sub-Adviser: ING Investment Management Advisors B.V.        Stanley Capital International
                                                                              Europe, Australasia and Far
                                                                              East(R) Index ("MSCI EAFE(R)
                                                                              Index") while maintaining a
                                                                              market level of risk.

                  ING International Capital Appreciation Fund                 Capital appreciation.
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Hansberger Global Investors, Inc.

                  ING International Growth Opportunities Fund                 Long-term growth of capital
                  Adviser: ING Investments, LLC                               through investment in equity
                  Sub-Adviser: ING Investment Management Co.                  securities and equity
                                                                              equivalents of companies
                                                                              outside the U.S.

                  ING International Real Estate Fund                          High total return.
                  Adviser: ING Investment, LLC
                  Sub-Adviser: ING Clarion Real Estate Securities L.P.

                  ING International SmallCap Fund                             Maximum long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: Acadian Asset Management, Inc.
                  Sub-Adviser: Batterymarch Financial Management, Inc.

                  ING International Value Fund                                Long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  ING International Value Choice Fund                         Long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: Tradewinds NWQ Global Investors, LLC

                  ING International Value Opportunities Fund                  Long-term capital
                  Adviser: ING Investments, LLC                               appreciation.
                  Sub-Adviser: ING Investment Management Advisors, B.V.

INTERNATIONAL     ING Emerging Markets Fixed Income Fund                      Maximize total return.
FIXED-INCOME      Adviser: ING Investments, LLC
FUND              Sub-Adviser: ING Investment Management Advisors B.V.

                  ING Global Bond Fund                                        Maximize total return through
                  Adviser: ING Investments, LLC                               a combination of current
                  Sub-Adviser: ING Investment Management Co.                  income and capital
                                                                              appreciation.


 2     Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities of companies that are principally       Price volatility, liquidity and other risks that accompany
engaged in the real estate industry.                      an investment in global real estate equities. Price
                                                          volatility due to non-diversification of investments. May be sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.

Equity securities of companies located in a number        Price volatility, liquidity and other risks that accompany
of different countries around the world, which may        an investment in value-oriented foreign equities. May be
include the U.S., believed to have prices below           sensitive to currency exchange rates, international,
their long-term value.                                    political and economic conditions and other risks that also affect foreign securities.
Equity securities of smaller-capitalized companies        Price volatility, liquidity and other risks that accompany
outside of the U.S.                                       an investment in equity securities of foreign, smaller
                                                          capitalized companies. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that also affect foreign securities.

Equity securities of issuers located in a number of       Price volatility, liquidity and other risks that accompany
different countries with emerging securities              an investment in equities of issuers with emerging
markets believed to have prices below their               securities markets. May be sensitive to currency exchange
long-term value.                                          rates, international, political and economic conditions and other risks that also affect foreign securities.

Equity securities tied economically to countries          Price volatility, liquidity, high-yield debt securities,
outside the U.S.                                          derivatives and other risks that accompany an investment in equities of foreign companies. May be sensitive to currency exchange rates, international, political and economic
                                                          conditions and other risks that also affect foreign
                                                          securities.

Equity and equity-related securities of issuers in        Price volatility, liquidity, derivatives and other risks
the Greater China Region.                                 that accompany an investment in equities of issuers in the
                                                          Greater China region. Price volatility due to
                                                          non-diversification of investments. May be sensitive to
                                                          currency exchange rates, international, political and
                                                          economic conditions and other risks that also affect foreign securities.

Equity securities included in the MSCI EAFE(R)            Price volatility, liquidity, derivatives and other risks
Index.                                                    that accompany an investment in foreign equities. May be
                                                          sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.

Equity securities of companies located in a number        Price volatility, liquidity and other risks that accompany
of different countries, other than the U.S.               an investment in equity securities of companies located in a number of different countries, other than the U.S. May be
                                                          sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.

Equity securities and equity equivalents of               Price volatility, liquidity and other risks that accompany
companies outside of the U.S.                             an investment in foreign equities. May be sensitive to
                                                          currency exchange rates, international, political and
                                                          economic conditions and other risks that also affect foreign securities.

Equity securities of companies that are principally       Price volatility, liquidity and other risks that accompany
engaged in the real estate industry.                      an investment in international real estate equities. Price volatility due to non-diversification of investments. May be sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that
                                                          affect foreign securities.

Equity securities of smaller capitalized companies        Price volatility, liquidity and other risks that accompany
in countries outside of the U.S.                          an investment in equity securities of foreign, smaller
                                                          capitalized companies. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that also affect foreign securities.

Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
outside the U.S., believed to have prices below           an investment in value-oriented foreign equities. May be
their long-term value.                                    sensitive to currency exchange rates, international,
                                                          political and economic conditions and other risks that also affect foreign securities.

Equity securities of issuers located in countries         Price volatility, liquidity, derivatives and other risks
outside the U.S., believed to offer good value.           that accompany an investment in value-oriented foreign
                                                          equities. May be sensitive to currency exchange rates,
                                                          international political and economic conditions and other
                                                          risks that also affect foreign securities.

Equity securities of issuers located in countries         Price volatility, liquidity and other risks that accompany
outside the U.S., believed to have prices below           an investment in value-oriented foreign equities. May be
their long-term value.                                    sensitive to currency exchange rates, international
                                                          political and economic conditions and other risks that also affect foreign securities.

Debt securities of issuers located in emerging            Price volatility, liquidity and other risks that accompany
market countries.                                         an investment in debt securities of issuers located or
                                                          primarily conducting their business in emerging market
                                                          countries. Price volatility due to non-diversification of
                                                          investments. May be sensitive to currency exchange rates,
                                                          international, political and economic conditions and other risks that also affect foreign securities.

Debt securities of issuers located in a number of         Price volatility, liquidity and other risks that accompany
different countries, which may include the U.S. as        an investment in equity securities of companies located in a
well as securities of issuers located in developed        number of different countries, including emerging market
and emerging market countries                             countries. Price volatility due to non-diversification of
                                                          investments, may be sensitive to currency exchange rates,
                                                          international, political and economic conditions and other risks that also affect foreign securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL REAL ESTATE FUND              ING Clarion Real Estate Securities L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to provide investors with high total return. The Fund's investment objective is not fundamental and may be changed without shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries, including the U.S. As a general matter, the Fund expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Fund may invest in companies located in countries with emerging securities markets.
The Sub-Adviser uses a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

- First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

- Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

REAL ESTATE -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

NON-DIVERSIFICATION -- the Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified within a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

CONCENTRATION -- because the Fund's investments are concentrated in one or more real estate industries, the value of the Fund may be subject to greater volatility than a Fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 4      ING Global Real Estate Fund

                                                     ING GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares (2002-2005) and Class I shares (2006) from year to year. These figures do not reflect sales charges and would be lower for Class A if they did.


                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                              4.06     41.35    36.23    14.11    40.80



            Best and worst quarterly performance during this period:


                         Best: 4th quarter 2004: 20.01%


                        Worst: 3rd quarter 2002: (7.70)%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A and Class I shares' performance to that of a broad measure of market performance -- the Standard & Poor's Citigroup World Property Index ("S&P/Citigroup World Property Index"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class I only. After-tax returns for other classes will vary.


                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
CLASS A RETURN BEFORE TAXES(3)                                  %    32.37          24.77(2)             25.57(2)
S&P/Citigroup World Property Index (reflects no deduction
  for fees, expenses or taxes)(4)                               %    40.33          26.15(5)             26.55(5)
CLASS I RETURN BEFORE TAXES                                     %    40.80          35.62(2)               N/A
Class I Return After Taxes on Distributions                     %    38.76          32.53(2)               N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    26.74          28.73(2)               N/A
S&P/Citigroup World Property Index (reflects no deduction
  for fees, expenses or taxes)(4)                               %    40.33          35.39(6)               N/A


(1) The figures shown for 2006 provide performance for Class I shares of the Fund. The figures shown for prior years provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I and Class A shares have different expenses.


(2) Class A shares commenced operations on November 5, 2001. Class I shares commenced operations on June 3, 2005.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The S&P/Citigroup World Property Index is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities.



(5) The index return for Class A shares is for the period beginning November 1, 2001.



(6) The index return for Class I shares is for the period beginning June 1, 2005.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Global Real Estate Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL VALUE CHOICE FUND                Tradewinds NWQ Global Investors, LLC
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the U.S. The Fund generally invests at least 80% of its total assets in common and preferred equities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), derivatives, and convertible securities. The Fund may invest up to 10% in Rule 144A Securities. The Fund may invest up to 25% in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Sub-Adviser may invest in companies with any market capitalization.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics and downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Sub-Adviser's highly experienced domestic and international research teams perform extensive bottom-up analysis on companies and industries in an attempt to identify attractive investment opportunities. Analysts conduct rigorous financial statement analysis, with particular focus on the balance sheet and cash flows, to help identify downside support as well as upside price targets. In addition, they analyze qualitative factors such as sustainability of competitive advantage, management strength, and operational efficiency. The domestic and international research teams work closely together and share information, insight and research on an ongoing basis. In several industries, the domestic analyst maintains primary global research responsibility.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs, GDRs and ODRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RULE 144A SECURITIES -- Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 6      ING Global Value Choice Fund

                                                    ING GLOBAL VALUE CHOICE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED


                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                    YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
17.64     37.92    83.79   (22.15)  (27.54)  (26.68)   26.69    9.62     12.37    20.88

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 44.52%


                       Worst: 1st quarter 2001: (21.36)%



                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)



          (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class Q shares' performance to that of two broad measures of market performance -- the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)") and the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). Prior to February 28, 2007, the Fund compared its performance to the MSCI World Index(SM). The Fund changed the index to which it compares its performance because the MSCI All Country World Index(SM) is considered to be a more appropriate comparison. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                    1 YEAR    5 YEARS   10 YEARS

CLASS Q RETURN BEFORE TAXES                                     %   20.88       7.20      9.06
Class Q Return After Taxes on Distributions                     %   20.88       7.18      8.26
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   13.57       6.24      7.61
MSCI All Country World Index(SM) (reflects no deduction for
  fees, expenses or taxes)(4)                                   %   20.95      10.80      8.20(5)
MSCI World Index(SM) (reflects no deduction for fees,
  expenses or taxes)(6)                                         %   20.07       9.97      7.64


(1) Effective April 24, 2006, Tradewinds NWQ Global Investors, LLC began serving as Sub-Adviser to the Fund. Prior to this date, NWQ Investment Management Company, LLC served as sub-adviser from February 1, 2005 to April 24, 2006. ING Investment Management Co. served as sub-adviser from August 1, 2003 to February 1, 2005. ING Investments, LLC has been the Fund's investment adviser since May 24, 1999 and directly advised the Fund from October 1, 2000 to August 1, 2003. Prior to October 1, 2000, the Fund was advised by a different sub-adviser.


(2) The figures shown are for Class Q shares of the Fund. Class I shares are not shown because they did not have a full year of performance as of December 31, 2006. Class Q shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I and Class Q shares have different expenses.



(3) Effective February 1, 2005, the Fund changed its name from ING Worldwide Growth Fund to ING Global Value Choice Fund and changed its principal investment strategy.



(4) MSCI All Country World Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(5) Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.



(6) The MSCI World Index(SM) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Global Value Choice Fund       7

                                                                         ADVISER


                                                            ING Investments, LLC


                                                                     SUB-ADVISER


ING DISCIPLINED INTERNATIONAL SMALLCAP FUND        ING Investment Management Co.

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE



[TARGET GRAPHIC]


The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.



PRINCIPAL INVESTMENT STRATEGIES



[COMPASS GRAPHIC]


Under normal conditions, the Fund invests at least 80% of its assets in securities of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Fund considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S. ("Index") (as of December 31, 2006 between $23 million and $34.6 billion). The Index focuses on the smallest 20% of stocks within each country, as defined by their free-float adjusted market capitalization. The market capitalization range in the Index is reset monthly and will change with market conditions as the range of the companies in the Index changes. At least 65% of the Fund's assets will normally be invested in companies located in a number of different countries, other than the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.



In managing the Fund, the Sub-Adviser invests in companies it believes to be undervalued, with observed positive business momentum and with improving near-term growth potential. The Sub-Adviser uses a proprietary quantitative model that systematically ranks each stock in the Index on the basis of each company's valuation, growth factors and market recognition characteristics.



The Fund may invest in derivative instruments, including, but not limited to, futures, options, foreign currency contracts and futures contracts.



The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.



The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.



The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of smaller companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests. Rather, the market could favor growth-oriented securities or large company securities, or may not favor equities at all.



MANAGER RISK -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether. There is no guarantee that the investment decisions of the Sub-Adviser will lead to favorable results.



FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.



VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.



SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.



- Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.



- In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.



- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.



NON-DIVERSIFICATION STATUS -- the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers.



DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.



OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.



INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.




SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.




PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.



 8      ING Disciplined International SmallCap Fund

                                     ING DISCIPLINED INTERNATIONAL SMALLCAP FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]

HOW THE


FUND HAS


PERFORMED


                 Since ING Disciplined International SmallCap Fund did not have a full year of performance as of December 31, 2006, there is no performance included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                             ING Disciplined International SmallCap Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING EMERGING COUNTRIES FUND                    Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in securities of issuers located in a number of different countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest in large-, mid- and small-sized companies. An issuer is considered to be located in a country with an emerging securities market if: (i) the issuer is organized in a country with an emerging securities market; or (ii) the principal securities market for the issuer is in a country with an emerging securities market; or (iii) the issuer is listed on a securities exchange in a country with an emerging securities market; or (iv) the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country with an emerging securities market or at least 50% of the issuer's assets are located in a country with an emerging securities market.

The Fund holds common stocks, preferred stocks, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), as well as convertible securities.

The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value. The process uses a sophisticated computer database that constantly screens emerging market companies across the globe. The Sub-Adviser focuses on valuation measures such as price-to-earnings or price-to-book ratios as well as liquidity and market capitalization. The Sub-Adviser also applies the principles of its investment philosophy to determine an estimate of each company's value, then thoroughly reviews each company to find and purchase shares of businesses that the Sub-Adviser believes are selling at a significant discount to their true worth. The Sub-Adviser will focus on issuers in those emerging market countries in which it believes the economies are developing strongly and the markets are becoming more sophisticated.

The Sub-Adviser considers an emerging market country to be any country which is in or has been in the Emerging Market Database of Standard and Poor's or the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI EM Index(SM)"), or those countries which generally are considered to be emerging market countries by the international financial community. The Fund will typically invest, at the time of purchase, up to the greater of either:

- 20% of total Fund assets in any particular country or industry at the time of purchase, or,

- 150% of the weighting of such country or industry as represented in the MSCI EM Index(SM) at the time of purchase.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of smaller and mid-sized companies and securities of companies located in countries with emerging securities markets usually trade in lower volume and may be less liquid than other investments and securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 10      ING Emerging Countries Fund

                                                     ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

In addition, performance of a composite of similarly managed accounts is presented in the "Management of the Funds -- Sub-Advisers" section of this Prospectus.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.



                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)


               (FOR THE PERIODS ENDING DECEMBER 31 OF EACH YEAR)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
10.00    (21.46)   76.30   (31.83)  (7.32)   (9.45)    47.80    20.23    18.09    27.57

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 36.27%


                       Worst: 3rd quarter 1998: (25.99)%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I and Class Q shares' performance to that of a broad measure of market performance -- the MSCI EM Index(SM). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After tax returns are shown for Class Q only. After-tax returns for other classes will vary.



                                                                                   5 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   10 YEARS
CLASS I RETURN BEFORE TAXES                                     %   27.89           29.08(2)          N/A
MSCI EM Index(SM) (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %   32.17           32.17(4)          N/A
CLASS Q RETURN BEFORE TAXES                                     %   27.57           19.36            8.83
Class Q Return After Taxes on Distributions                     %   27.37           19.34            8.75
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   18.31           17.25            7.83
MSCI EM Index(SM) (reflects no deduction for fees, expenses
  or taxes)(2)                                                  %   32.17           26.59            9.40(5)


(1) Effective March 1, 2005, Brandes Investment Partners, L.P. began serving as Sub-Adviser to the Fund and the Fund changed its principal investment strategies. ING Investments, LLC has been the Fund's adviser since May 24, 1999. ING Investment Management Advisors B.V. served as Sub-Adviser from December 5, 2002 to March 1, 2005. The Fund did not have a sub-adviser from October 1, 2000 to December 4, 2002; however, prior to October 1, 2000, the Fund was advised by a different sub-adviser.


(2) Class I shares commenced operations on December 21, 2005.



(3) The MSCI EM Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) The index return for Class I shares is for the period beginning January 1, 2006.



(5) Prior to December 31, 2001, the index did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Emerging Countries Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING FOREIGN FUND                          Julius Baer Investment Management, LLC
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term growth of capital. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Fund normally invests at least 80% of its assets in international equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants and other investment companies, including, exchange traded funds ("ETFs").

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Fund's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


In selecting investments for the Fund, the Sub-Adviser focuses on securities located in a number of different countries. The Fund will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Fund may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets". It presently does not anticipate investing more than 35% of its total assets in such securities.


The Sub-Adviser manages the Fund as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Fund normally has a bias toward larger companies, but may also invest in smaller companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Fund may also invest in debt securities of U.S. or foreign, including (up to 10% of total net assets) high risk and high yield, non-investment grade instruments commonly known as junk bonds.

The Fund may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Debt and equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in smaller companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investments may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES -- When the Fund invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks of investing in the Fund is available in the "More Information About Risks" section.

 12      ING Foreign Fund

                                                                ING FOREIGN FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED

          [MONEY GRAPHIC]

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.


                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                18.65    15.36    29.38


            Best and worst quarterly performance during this period:


                         Best: 4th quarter 2004: 16.76%


                        Worst: 2nd quarter 2004: (3.93)%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I and Class Q shares' performance to that of two broad measures of market performance -- the Morgan Stanley Capital International All Country World ex US Index(SM) ("MSCI All Country World ex US Index(SM)") and the Morgan Stanley Capital International -- Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). Prior to February 28, 2007, the Fund compared its performance to the MSCI EAFE(R) Index. The Fund changed the index to which it compares its performance because the MSCI All Country World ex US Index(SM) is considered to be a more appropriate comparison. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class I only. After-tax returns for other classes will vary.


                                                                                 5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   10 YEARS
CLASS I RETURN BEFORE TAXES                                     %  29.38           23.03(1)        N/A
Class I Return After Taxes on Distributions                     %  28.73           22.50(1)        N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  19.96           20.00(1)        N/A
MSCI All Country World ex US Index(SM) (reflects no
  deduction for fees, expenses or taxes)(2)                     %  26.65           26.27(4)        N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %  26.34           24.60(4)        N/A
CLASS Q RETURN BEFORE TAXES                                     %  29.16           23.11(1)        N/A
MSCI All Country World ex US Index(SM) (reflects no
  deduction for fees, expenses or taxes)(2)                     %  26.65           26.87(5)        N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %  26.34           25.00(5)        N/A


(1) Class I shares commenced operations on September 8, 2003. Class Q shares commenced operations on July 10, 2003.


(2) The MSCI All Country World ex US Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(3) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(4) The index return for Class I shares is for the period beginning September 1, 2003.



(5) The index return for Class Q shares is for the period beginning July 1, 2003.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       ING Foreign Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                    ING Investment Management Asia/Pacific (Hong
ING GREATER CHINA FUND                                             Kong) Limited
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in equity and equity-related securities of issuers that: (i) are located in the Greater China region; (ii) derive at least 50% of their revenue from the Greater China region;
(iii) have at least 50% of their assets in the Greater China region; or (iv) are principally traded in the Greater China region. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Greater China region consists of China, Hong Kong, and Taiwan. The equity securities and equity-related securities in which the Fund may invest include: common and preferred stocks and convertible securities; warrants; and convertible bonds.

The Sub-Adviser manages the Fund as a core equity product that is not constrained by a particular investment style or market capitalization. The Fund may invest in "growth" and "value" securities.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

Many of the securities in which the Fund may invest are denominated in foreign currencies. To protect the Fund against potential depreciation of the region's currencies versus the U.S. dollar, the Fund may engage in currency hedging.

The Fund may invest up to 10% of its assets in warrants, and up to 20% of its assets in fixed-income securities. Any fixed-income securities in which the Fund may invest shall have at least one investment grade rating by either S&P's or Moody's. If issues or issuers in the Fund get downgraded to below investment grade, (on both Moody's and S&P scale) the investment will be sold as soon as reasonably possible. The Fund may invest in American Depositary Receipts ("ADRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The Fund may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include: futures and forward contracts; options on futures contracts; foreign currencies; securities and stock indices; structured notes and indexed securities; and swaps, caps, floors and collars. Up to 15% of the Fund's net assets may be invested in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities.

The Fund may invest in initial public offerings.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, GDRs and IDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

NON-DIVERSIFICATION -- the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

GEOGRAPHIC CONCENTRATION IN THE GREATER CHINA REGION -- Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Hong Kong or Taiwan could be adversely affected by their political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers. In addition, currency issues and economic competition also can significantly affect economic growth in Hong Kong, Taiwan, and China, and the Taiwanese economy can be significantly affected by the security threats from the People's Republic of China.

INITIAL PUBLIC OFFERINGS ("IPOS") -- IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

SUB-CUSTODY -- the Fund may invest in markets where custodial and/or settlement systems are not fully developed. The assets of the Fund that are traded in such markets and which have been entrusted to such sub-custodians may be exposed to risk in circumstances where the sub-custodian will have no liability.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

RULE 144A SECURITIES -- Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers certain Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 14      ING Greater China Fund

                                                          ING GREATER CHINA FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


In addition, performance of a similarly managed mutual fund is presented in the "Management of the Funds -- Adviser and Sub-Advisers" section of this Prospectus.



The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower for Class A if it did.



                      YEAR-BY-YEAR TOTAL RETURN (%)(1)(2)


                       (FOR THE PERIOD ENDED DECEMBER 31)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  48.77

            Best and worst quarterly performance during this period:

                         Best:  4th quarter 2006: 24.10%


                        Worst: 2nd quarter 2006:  1.95%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to that of a broad measure of market performance -- the Morgan Stanley Capital International ("MSCI") All Countries Golden Dragon Index. It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



                                                                                   5 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %    40.22          39.09(2)          N/A
Class A Return After Taxes on Distributions(3)                  %    40.24          38.99(2)          N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %    26.35          33.24(2)          N/A
MSCI All Countries Golden Dragon Index(4)                       %    39.06          39.06(5)          N/A


(1) Because Class I shares did not have a full year of performance as of December 31, 2006, the returns are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I and Class A shares have different expenses.


(2) Class A shares commenced operations on December 21, 2005.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.


(4) MSCI All Countries Golden Dragon Index is a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan.


(5) The index return for Class A shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Greater China Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS INTERNATIONAL EQUITY FUND ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Fund may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the MSCI EAFE(R) Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price-to-book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Fund's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Fund between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Fund will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the MSCI EAFE(R) Index in both rising and falling markets. The Fund will pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Fund a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small-and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MANAGER -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 16      ING Index Plus International Equity Fund

                                        ING INDEX PLUS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class I shares for the first full calendar year.


                        YEAR-BY-YEAR TOTAL RETURN (%)(1)


                (FOR THE PERIOD ENDED DECEMBER 31 OF EACH YEAR)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  24.81

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2006: 9.99%


                        Worst: 2nd quarter 2006: (0.28)%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I shares' performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE(R) Index"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



                                                                                 5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   10 YEARS
CLASS I RETURN BEFORE TAXES                                     %  24.81          23.35(1)         N/A
Class I Return After Taxes on Distributions                     %  23.82          22.33(1)         N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  16.52          19.41(1)         N/A
MSCI EAFE(R) Index(2)                                           %  26.34          26.34(3)         N/A


(1) Class I shares commenced operations on December 21, 2005.


(2) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(3) The index return for Class I shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING Index Plus International Equity Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL CAPITAL APPRECIATION FUND    Hansberger Global Investors, Inc.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies located in a number of different countries, other than the U.S. The Fund may invest in companies of any size. The Fund primarily invests in established foreign securities markets, although it may invest in emerging market countries or developing countries as well. These securities generally include common and preferred stocks, as well as securities convertible into common stock.

The Fund may invest in American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), as well as certain fixed-income securities, which may include convertible bonds and convertible preferred securities, which may be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

Specifically, the Sub-Adviser searches for companies that are leaders in their industries and that create sustainable earnings growth. The Sub-Adviser uses a bottom-up stock selection analysis through fundamental research supplemented by quantitative analysis. The Sub-Adviser seeks to manage risk by diversifying among several geographic regions and individual countries.

The Sub-Adviser uses a three-step process for constructing the Fund's portfolio:


- Prior to implementing its fundamental research process, the Sub-Adviser begins with a quantitative screening of 10,000 companies, eliminating those that lack superior growth characteristics or historical long-term fundamentals.


- Next, the Sub-Adviser seeks companies possessing sustainable competitive advantages, industry leadership, high sector growth, superior profitability, and low balance sheet risk.

- Finally, the Sub-Adviser focuses on the remaining 80-100 companies to determine if they exhibit both reasonable valuations and improving prospects. This is done through proprietary fundamental research and analysis, looking at a three-year forecast horizon.

Only those securities that are in a specific range for a number of valuation and fundamental measures are held in the Fund.

The Fund invests a substantial amount of its assets in foreign investments which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of smaller and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments, securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 18      ING International Capital Appreciation Fund

                                     ING INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year and compare the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class I shares for the first full calendar year.


                        YEAR-BY-YEAR TOTAL RETURN (%)(1)


                       (FOR THE PERIOD ENDED DECEMBER 31)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  22.71

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2006: 10.96%


                        Worst: 2nd quarter 2006: (1.60)%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I shares' performance to that of a broad measure of market performance -- the Morgan Stanley Capital International ("MSCI") All Country World ex US Index(SM). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



                                                                                 5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   10 YEARS
CLASS I RETURN BEFORE TAXES                                     %  22.71          21.09(1)          N/A
Class I Return After Taxes on Distributions                     %  21.72          20.08(1)          N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  14.98          17.43(1)          N/A
MSCI All Country World ex US Index(SM)(2)                       %  26.65          26.65(3)          N/A


(1) Class I shares commenced operations on December 21, 2005.


(2) MSCI All Country World ex US Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(3) The index return for Class I shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING International Capital Appreciation Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH OPPORTUNITIES FUND        ING Investment Management Co.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


[TARGET GRAPHIC]
The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign securities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.


The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.


The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.



The Fund may invest in derivatives, including futures.



The Fund may also invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor securities in which the Fund invests, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political and economic conditions; a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.


OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 20      ING International Growth Opportunities Fund

                                     ING INTERNATIONAL GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares (1997-2002) and Class I shares (2003-2006) from year to year. These figures do not reflect sales charges and would be lower for Class A shares if they did.


                    YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)(3)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
1.61      19.02    47.85   (8.30)   (20.27)  (14.60)   29.36    17.32    11.03    20.35


            Best and worst quarterly performance during this period:


                         Best: 2nd quarter 2003: 15.18%


                       Worst: 3rd quarter 2002: (18.97)%



                     AVERAGE ANNUAL TOTAL RETURNS(1)(2)(3)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class I and Class Q shares' performance to that of two broad measures of market performance -- the Morgan Stanley Capital International -- Europe, Australasia and Far East Growth(SM) Index ("MSCI EAFE Growth(SM) Index") and the Morgan Stanley Capital International -- Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). It is not possible to invest directly in the indices. Prior to August 1, 2006, the Fund compared its performance to only the MSCI EAFE(R) Index. The Fund changed the Index to which it compares its performance because the MSCI EAFE Growth(SM) Index is considered to be a more appropriate comparison. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class I only. After-tax returns for other classes will vary.


                                                                                         5 YEARS                10 YEARS
                                                                        1 YEAR      (OR LIFE OF CLASS)     (OR LIFE OF CLASS)
CLASS A RETURN BEFORE TAXES(4)                                   %      12.93             10.00                   7.73
MSCI EAFE Growth(SM) Index (reflects no deduction for fees,
  expenses or taxes)(5)                                          %      22.33             12.27                   5.07
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(6)                                                   %      26.34             14.98                   7.71
CLASS I RETURN BEFORE TAXES                                      %      20.35             12.04(1)                 N/A
Class I Return After Taxes on Distributions                      %      18.58             11.64(1)                 N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                         %      15.54             10.58(1)                 N/A
MSCI EAFE Growth(SM) Index (reflects no deduction for fees,
  expenses or taxes)(5)                                          %      22.33             12.27(7)                 N/A
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(6)                                                   %      26.34             11.82(7)                 N/A
CLASS Q RETURN BEFORE TAXES                                      %      19.98             11.28                   6.56(1)
MSCI EAFE Growth(SM) Index (reflects no deduction for fees,
  expenses or taxes)(5)                                          %      22.33             12.27                   7.21(8)
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(6)                                                   %      26.34             14.98                   5.49(8)



(1) Class I shares commenced operations on January 15, 2002. Class Q shares commenced operations on February 26, 2001.



(2) The figures shown for 2003 to 2006 provide performance for Class I shares of the Fund. The figures shown for prior years provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I shares and Class A shares have different expenses.



(3) Prior to July 26, 2000, Lexington Management Corporation served as the Adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Effective April 28, 2006 as a result of a change in the portfolio management team, the Fund changed its name and strategy to focus on growth-style investing instead of value-style/growth-style investing.



(4) Reflects deduction of the maximum Class A sales charge of 5.75%.



(5) The MSCI EAFE(R) Growth Index is an unmanaged index that measures the performance in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation.



(6) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(7) The index returns for Class I shares are for the period beginning January 1, 2002.



(8) The index returns for Class Q shares are for the period beginning March 1, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING International Growth Opportunities Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                         ING Clarion Real Estate
ING INTERNATIONAL REAL ESTATE FUND                              Securities, L.P.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]


The Fund seeks to provide investors with high total return. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in companies located in a number of different countries other than the U.S. These companies may have investments that provide exposure to the U.S. real estate industry. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. As a general matter, the Fund expects these investments to be in common stocks of large-, mid-and small-sized companies, including real estate investment trusts ("REITs"). The Fund may invest in companies located in countries with emerging securities markets.

The Sub-Adviser uses a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

- First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

- Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:
  (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money
on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities in industries to which the Fund is not exposed, or may not favor equities at all.

REAL ESTATE -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

NON-DIVERSIFICATION -- the Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified within a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer that if it had greater exposure to that issuer.

CONCENTRATION -- because the Fund's investments are concentrated in one or more real estate industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

INABILITY TO SELL SECURITIES -- securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 22      ING International Real Estate Fund

                                              ING INTERNATIONAL REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since ING International Real Estate Fund did not have a full year of performance as of December 31, 2006, there is no performance information included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING International Real Estate Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                  Acadian Asset Management, Inc.
ING INTERNATIONAL SMALLCAP FUND          Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 80% of its assets in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the Fund's assets will normally be invested in companies located outside the U.S., including emerging markets. The Fund may invest up to 35% of its total assets in U.S. issuers.


The Fund considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, that falls within the range of companies in the S&P Citigroup Extended Market Index World Ex US ("Index") (as of December 31, 2006 between $23 million and $34.6 billion). The Index focuses on the smallest 20% of stocks within each country, as defined by their free-float adjusted market capitalization. The market capitalization of companies considered to be small-capitalization will change with market conditions. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.


The Fund invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including Exchange Traded Funds ("ETFs"); rights; and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

Acadian Asset Management, Inc. ("Acadian") and Batterymarch Financial Management, Inc. ("Batterymarch") provide the day-to-day management of the Fund. The two sub-advisers act independently of each other and use their own methodology for selecting investments.

ACADIAN
Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each country, thereby capturing value-added at both the stock and the country levels.

BATTERYMARCH

Batterymarch employs a bottom-up quantitative strategy to rank stocks using fundamental factors such as cash flow, earnings growth, expectations, measurements of value and technical factors. Region and sector weights are determined using the Sub-Adviser's proprietary models.


Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or large company securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

GROWTH INVESTING -- growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

SMALL-SIZED COMPANIES -- stocks of smaller companies carry higher risks than stocks of larger companies.

- Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce returns for the Fund.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at a time and price that would be most beneficial to the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 24      ING International SmallCap Fund

                                                 ING INTERNATIONAL SMALLCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


                 In addition, performance of a composite of similarly managed accounts is presented in the "Management of the Funds -- Sub-Advisers" section of this Prospectus.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.



                       YEAR-BY-YEAR TOTAL RETURNS (%)(1)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
13.93     35.96   121.97   (16.38)  (27.29)  (16.90)   45.24    21.97    25.49    26.35

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 1999: 53.36%


                       Worst: 3rd quarter 2002: (19.17)%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I and Q shares' performance to those of two broad measures of market performance -- The Standard and Poor's Citigroup Extended Market Index World Ex. U.S. ("S&P/Citigroup EMI World Ex. U.S.") and the Morgan Stanley Capital International -- Europe, Australasia and Far East Small Cap Index ("MSCI EAFE Small Cap Index"). Prior to November 1, 2006, the Fund compared its performance to the MSCI EAFE(R) Small Cap Index. The Fund changed the index to which it compares its performance because the S&P/Citigroup EMI World Ex. U.S. is considered a more appropriate comparison. It is not possible to invest directly in the indices. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class Q only. After-tax returns for other classes will vary.



                                                                                 5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)        10 YEARS
CLASS I RETURN BEFORE TAXES                                     %  26.72          27.01(2)            N/A
S&P Citigroup EMI World Ex. U.S. (reflects no deduction for
  fees, expenses or taxes)(3)                                   %  29.42          29.42(4)            N/A
MCSI EAFE Small Cap Index (reflects no deduction for fees,
  expenses or taxes)(5)                                         %  17.35          17.35(4)            N/A
CLASS Q RETURN BEFORE TAXES                                     %  26.35          18.46                17.17
Class Q Return After Taxes on Distributions                     %  26.32          18.44                16.64
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  17.37          16.40                15.35
S&P/Citigroup EMI World Ex. U.S. (reflects no deductions for
  fees, expenses or taxes)(3)                                   %  29.42          23.73                10.65
MSCI EAFE Small Cap Index (reflects no deduction for fees,
  expenses or taxes)(5)                                         %  17.35          21.60                 6.81



(1) Effective March 1, 2005, Acadian Asset Management, Inc. began serving as Sub-Adviser to the Fund and the Fund changed its principal investment strategies to focus on value-style investing rather than growth-style investing and the Fund changed its name from ING International SmallCap Growth Fund to ING International SmallCap Fund. Effective November 1, 2006, Batterymarch Financial Management, Inc. began serving as a second Sub-Adviser to the Fund and the Fund's investment strategy was changed to reflect Batterymarch's style of investing. Prior to March 1, 2005, the Fund was managed by a different sub-adviser. Prior to May 24, 1999, Nicholas-Applegate Capital Management was the Adviser to the Fund. ING Investments, LLC has been the Fund's investment adviser since May 24, 1999.



(2) Class I shares commenced operations on December 21, 2005.
(3) The S&P/Citigroup EMI World Ex. U.S. is an unmanaged index which consists of the smaller capitalization stocks of the Citigroup Broad Market Index.
(4) The index returns for Class I shares are for the period beginning January 1, 2006.
(5) The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index that represents the smallcap segment in 21 developed equity markets outside of North America. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING International SmallCap Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL VALUE FUND                   Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------

INVESTMENT
OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value. The process uses a sophisticated computer database that constantly screens international companies across the globe. The Sub-Adviser focuses on valuation measures such as price-to-earnings or price-to-book ratios as well as liquidity and market capitalization. The Sub-Adviser also applies the principles of its investment philosophy to determine an estimate of each company's value, then thoroughly reviews each company to find and purchase shares of businesses that the Sub-Adviser believes are selling at a significant discount to their true worth.

The Fund holds common stocks, preferred stocks, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in a number of different countries other than the U.S., which may include countries with emerging securities markets. The Fund will typically invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International -- Europe, Australasia and Far East(R) Index "MSCI EAFE(R) Index", as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR THOSE SITUATIONS SET FORTH IN THE SHAREHOLDER GUIDE ON PAGE 39.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. However, the Fund may invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 26      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares (2002-2006) and Class A shares (1997-2001) from year to year. These figures do not reflect sales charges and would be lower for Class A if they did.


                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)

                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
17.86     13.46    51.49    1.89    (13.33)  (17.60)   48.45    24.41    10.51    28.77


            Best and worst quarterly performance during this period:


                         Best: 2nd quarter 2003: 24.75%


                       Worst: 3rd quarter 2002: (22.13)%



                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class I and Class Q shares' performance to that of a broad measure of market performance -- the MSCI EAFE(R) Index. The table also shows returns on a before-tax and after-tax basis. It is not possible to invest directly in the index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class I only. After-tax returns for other classes will vary.


                                                                                             10 YEARS
                                                                   1 YEAR    5 YEARS    (OR LIFE OF CLASS)
CLASS A RETURN BEFORE TAXES(3)                                  %  20.88      14.86           13.58
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(4)                                                  %  26.34      14.98            7.71
CLASS I RETURN BEFORE TAXES                                     %  28.77      16.70           13.98(2)
Class I Return After Taxes on Distributions                     %  26.79      15.74           12.95(2)
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  21.45      14.61           12.07(2)
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(4)                                                  %  26.34      14.98           11.82(5)
CLASS Q RETURN BEFORE TAXES                                     %  28.40      16.48           10.71(2)
MSCI EAFE(R) Index (reflects no deduction for fees, expenses
  or taxes)(4)                                                  %  26.34      14.98            5.49(6)


(1) The figures shown for 2002 to 2006 provide performance for Class I shares of the Fund. The figures shown for prior years provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class I shares have different expenses.


(2) Class I shares commenced operations on June 18, 2001. Class Q shares commenced operations on January 24, 2000.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(5) The index return for Class I shares is for the period beginning July 1, 2001.



(6) The index return for Class Q shares is for the period beginning February 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                Tradewinds NWQ Global Investors,
ING INTERNATIONAL VALUE CHOICE FUND                                          LLC
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Fund generally invests at least 80% of its total assets in common and preferred equities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), derivatives and convertible securities. The Fund may invest up to 10% in Rule 144A Securities. The Fund may invest up to 20% in companies located in countries with emerging securities markets when the Sub-Adviser believes they present an attractive investment opportunity.

The Fund uses a combination of bottom-up fundamental research coupled with proprietary quantitative analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. The quantitative analysis focuses on traditional value metrics, while the fundamental analysis seeks to identify competitive advantages, misperceived fundamentals, financial strength, opportunistic catalysts and franchise quality. Upon determining the degree of visibility and conviction in the catalyst that is expected to drive investment results, the Sub-Adviser diversifies across economic sectors and countries. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception and short-term focus. The Sub-Adviser may invest in companies with any market capitalization.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs, GDRs and ORDs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RULE 144A SECURITIES -- Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 28      ING International Value Choice Fund

                                             ING INTERNATIONAL VALUE CHOICE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class I shares for the first full calendar year.


                        YEAR-BY-YEAR TOTAL RETURN (%)(1)


                       (FOR THE PERIOD ENDED DECEMBER 31)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  18.77

            Best and worst quarterly performance during this period:

                         Best: 4th quarter 2006: 9.85%


                        Worst: 2nd quarter 2006: (0.67)%



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class I shares performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australasia, Far East Index ("MSCI EAFE(R) Index"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



                                                                                 5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   10 YEARS
CLASS I RETURN BEFORE TAXES                                     %  18.77          18.75(1)          N/A
Class I Return After Taxes on Distributions                     %  18.37          18.31(1)          N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  12.79          15.92(1)          N/A
MSCI EAFE(R) Index(2)                                           %  26.34          26.34(3)          N/A



(1) Class I shares commenced operations on December 21, 2005.



(2) MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchange in Europe, Australasia and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(3) The index return for Class I shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING International Value Choice Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                             ING Investment Management Advisors,
ING INTERNATIONAL VALUE OPPORTUNITIES FUND                                  B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies which belong to the developed MSCI country indices from Europe, Australasia, and the Far East. Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries outside of the U.S., which may include countries with emerging securities markets when the Sub-Adviser believes they present an attractive investment opportunity. The Fund generally invests in common stock, preferred stock, convertible securities, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depository Receipts ("GDRs").

In selecting securities for the Fund, the Sub-Adviser uses a combination of proprietary quantitative analysis combined with fundamental research to identify securities which the Sub-Adviser believes offer good value relative to their peers in the same industry, sector or region. The quantitative analysis combines traditional value Indicators like price to book value, cash flow, dividends and earning yield together with momentum indicators like price, earnings, cash flow, dividend yield. The fundamental research is used primarily to identify competitive advantages, a strong capital structure and a capable management team. The Sub-Adviser diversifies across economic sectors and countries.


The Sub-Adviser also seeks to take profit from opportunities created by investor overreaction, misperception and short-term focus. Upon determining the degree of visibility and conviction in the catalyst that is expected to drive investment results, the Sub-Adviser diversifies across economic sectors and countries. The Sub-Adviser may invest in companies with any market capitalization.


The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.


FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 30      ING International Value Opportunities Fund

                                      ING INTERNATIONAL VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since ING International Value Opportunities Fund had not commenced operations as of December 31, 2006, there is no performance included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                             ING International Value Opportunities Fund       31

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING EMERGING MARKETS FIXED INCOME FUND   ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to maximize total return. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in debt securities of issuers located or primarily conducting their business in emerging market countries. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund expects to maintain investments in a number of different emerging market countries. The total return sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The debt securities in which the Fund may invest include fixed-rate instruments; convertible bonds; bonds associated with restructured syndicated or bank loans (e.g., Brady bonds); and subordinated bonds. The Fund may invest in warrants and in structured securities to access specific markets or for purposes of tax efficiency.

The Fund may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include: futures and forward contracts; options on futures contracts, foreign currencies, securities and stock indices; structured notes and indexed securities; and swaps, caps, floors and collars.

The Fund may invest in below investment-grade bonds, including corporate bonds from emerging markets, which at the time of investment, are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB- by Standard & Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.), have an equivalent rating by a nationally recognized statistical rating organization, and those in default or non-rated.


The Sub-Adviser generally invests in securities of various maturities. For instance, the Fund may hold securities with maturities that are short-term (generally, less than three years), intermediate (three to ten years), and long-term (longer than ten years). The Sub-Adviser may adjust the duration (a measure of sensitivity to interest rate movements) of the Fund's portfolio, depending on its outlook on interest rate movements.


The Fund may also invest in money-market instruments with maturities not exceeding 397 days.

The Sub-Adviser uses a top-down analysis of the emerging markets sector in identifying investments for the Fund's portfolio. The Sub-Adviser selects securities for the Fund, taking into consideration (i) the attractiveness of the investment based on a country's yield curve; (ii) the liquidity of the investment; and (iii) the conditions related to the security's interest payment deferrals or principal amortization schedules.

At least 70% of the securities in which the Fund invests will be securities denominated in either USD (US dollar), EUR (European Monetary Union euro), JPY (Japanese yen), CHF (Swiss franc) or GBP (British pound), and up to 30% of the Fund's assets can be invested in currencies of, or in securities denominated in the currencies of, emerging market countries. Local currencies are defined as the means of exchange issued by the Central Banks residing in emerging market countries.

The Sub-Adviser considers an emerging market country to be any country determined to have an emerging market economy, taking into account a number of factors, including whether the country has a low-to-middle economy, according to the International Bank for Reconstruction and Development (the World Bank), the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. Such countries are located in Latin America, Asia, Africa, the Middle East and the developing countries of Europe, primarily Eastern Europe.

The Fund may invest up to 20% of its total assets in floating-rate instruments.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate country or corporate information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. In emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in emerging market countries. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities with emerging securities markets.

NON-DIVERSIFICATION -- the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non- diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK -- When the Fund invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.

INABILITY TO SELL SECURITIES -- convertible securities, securities of smaller and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments, securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.


A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 32      ING Emerging Markets Fixed Income Fund

                                          ING EMERGING MARKETS FIXED INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year and compare the Fund's performance to the performance of a broad measure of market performance for the same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.

The bar chart below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A shares for the first full calendar year. The figure does not reflect sales charges and would be lower for Class A if it did.



                      YEAR-BY-YEAR TOTAL RETURN (%)(1)(2)


                       (FOR THE PERIOD ENDED DECEMBER 31)


 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                                                  11.45

            Best and worst quarterly performance during this period:

                         Best: 3rd quarter 2006: 7.12%


                        Worst: 2nd quarter 2006: (4.21)%


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A shares' performance to that of a broad measure of market performance -- the JP Morgan Emerging Markets Bond Index Global Diversified ("JPMorgan EMB Index Global Diversified"). It is not possible to invest directly in the index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.



                                                                                 5 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %   5.00           5.82(2)         N/A
Class A Return After Taxes on Distributions(3)                  %   2.31           3.17(2)         N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   3.14           3.39(2)         N/A
JPMorgan EMB Index Global Diversified(4)                        %   9.86           9.86(5)         N/A


(1) Because Class I shares did not have a full year of performance as of December 31, 2006, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the Classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I and Class A shares have different expenses.


(2) Class A shares commenced operations on December 21, 2005.



(3) Reflects deduction of the maximum Class A sales charge of 5.75%.



(4) The JPMorgan EMB Index Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts of debt outstanding.



(5) The index return for Class A shares is for the period beginning January 1, 2006.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING Emerging Markets Fixed Income Fund       33

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL BOND FUND                               ING Investment Management Co.
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets, plus borrowings for investment purposes in a portfolio of bonds of issuers in a number of different countries, which may include the U.S. The Fund will provide shareholders with at least 60 days' prior written notice of any change in this investment policy.

The Fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Fund may hedge its exposure to securities denominated in foreign currencies. The Fund may also borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the Investment company Act of 1940, as amended. This investment technique is known as "leveraging."

The Fund invests primarily in investment grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment grade (at least BBB- by Standard & Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, other securitized and structured debt products, private placements and other investment companies. The Fund may also invest up to 5% of its assets in a combination of floating secured loans ("Senior Loans") and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Fund may invest a portion of its assets in high yield debt securities, rated below investment grade, the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio duration of the Fund will generally range between two and nine years.

The Fund may use futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed-income securities or as a substitute for a position in an underlying asset. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements).

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- The value of the Fund changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

DEBT SECURITIES -- The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

FOREIGN INVESTING -- Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate country or corporate information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. In emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in emerging market countries. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities with emerging securities markets.

INTEREST RATE -- Fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

CREDIT -- The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Fund may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. The Fund is also subject to credit risk through its investment in floating rate loans.

NON-DIVERSIFICATION -- The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act"). If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK -- When the Fund invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share price and the income it earns.

BORROWING/LEVERAGE -- The Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging." Therefore, the Fund's exposure to fluctuations in the prices of the securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value ("NAV") of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, may further reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield. Lastly, there is no guarantee that a leveraging strategy will be successful.

DERIVATIVES -- Derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

MORTGAGE-RELATED SECURITIES -- The prices of mortgage-related securities are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

OTHER INVESTMENT COMPANIES -- The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

INABILITY TO SELL SECURITIES -- Some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger U.S. companies. The Fund could lose money if it cannot sell security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

PORTFOLIO TURNOVER -- A high portfolio turnover rate involves greater expenses to the Fund, such as other transaction costs, and may generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 34      ING Global Bond Fund

                                                            ING GLOBAL BOND FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since ING Global Bond Fund did not have a full year of performance as of December 31, 2006, there is no performance information included in this Prospectus. Please visit the Fund's website at www.ingfunds.com to obtain performance information once it is available.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Global Bond Fund       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by a Fund. The tables that follow show the fees and the estimated operating expenses for each of the Funds. The estimated expenses are based on the expenses paid by the Funds in the fiscal year ended October 31, 2006. Actual expenses paid by the Funds may vary from year to year.

FEES YOU PAY DIRECTLY

                                                                CLASS I    CLASS Q
----------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none       none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none       none

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS I

                                         DISTRIBUTION                           ACQUIRED           TOTAL          WAIVERS,
                                          AND SERVICE                           FUND FEES          FUND        REIMBURSEMENTS
                            MANAGEMENT      (12B-1)             OTHER              AND           OPERATING           AND
FUND                           FEES          FEES            EXPENSES(2)       EXPENSES(3)      EXPENSES(4)     RECOUPMENT(5)
-------------------------------------------------------------------------------------------------------------------------------
 ING Global Real Estate  %     0.80           N/A               0.26               0.01             1.07          --
 ING Global Value
  Choice                 %     0.98           N/A               0.29                 --             1.27          --
 ING Disciplined
  International
  SmallCap               %     0.60           N/A               0.42                 --             1.02            (0.07)
 ING Emerging Countries  %     1.25           N/A               0.30                 --             1.55          --
 ING Foreign             %     1.00           N/A               0.28               0.01             1.29             0.07
 ING Greater China       %     1.15           N/A               1.24                 --             2.39(9)       --
 ING Index Plus
  International Equity   %     0.55           N/A               0.50               0.01             1.06(9)         (0.15)
 ING International
  Capital Appreciation   %     0.85           N/A               0.71               0.00(10)         1.56(9)         (0.34)
 ING International
  Growth Opportunities   %     1.00           N/A               0.25               0.00(10)         1.25          --
 ING International Real
  Estate                 %     1.00           N/A               0.76               0.00(10)         1.76(9)         (0.51)
 ING International
  SmallCap               %     0.98           N/A               0.22                 --             1.20          --
 ING International
  Value                  %     1.00           N/A               0.22                 --             1.22          --
 ING International
  Value Choice           %     1.00           N/A               0.36                 --             1.36            (0.01)
 ING International
  Value Opportunities    %     0.80           N/A               0.48                 --             1.28            (0.13)
 ING Emerging Markets
  Fixed Income           %     0.65           N/A               1.51                 --             2.16(9)         (1.16)
 ING Global Bond         %     0.40           N/A               0.38               0.00(10)         0.78            (0.17)

                            NET
                           FUND
                         OPERATING
FUND                     EXPENSES
-----------------------  ---------
 ING Global Real Estate    1.07
 ING Global Value
  Choice                   1.27(6)
 ING Disciplined
  International
  SmallCap                 0.95
 ING Emerging Countries    1.55(7)
 ING Foreign               1.36(8)
 ING Greater China         2.39
 ING Index Plus
  International Equity     0.91
 ING International
  Capital Appreciation     1.22
 ING International
  Growth Opportunities     1.25
 ING International Real
  Estate                   1.25
 ING International
  SmallCap                 1.20
 ING International
  Value                    1.22
 ING International
  Value Choice             1.35(11)
 ING International
  Value Opportunities      1.15
 ING Emerging Markets
  Fixed Income             1.00
 ING Global Bond           0.61


--------------------------------------------------------------------------------

 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS Q

                                                                                ACQUIRED           TOTAL          WAIVERS,
                                                                                FUND FEES          FUND        REIMBURSEMENTS
                            MANAGEMENT      SERVICE             OTHER              AND           OPERATING           AND
FUND                           FEES          FEES            EXPENSES(2)       EXPENSES(3)      EXPENSES(4)     RECOUPMENT(5)
-------------------------------------------------------------------------------------------------------------------------------
 ING Global Value
  Choice                       0.98          0.25               0.29                --              1.52               --
 ING Emerging Countries  %     1.25          0.25               0.30                --              1.80               --
 ING Foreign             %     1.00          0.25               0.28              0.01              1.54             0.07
 ING International
  Growth Opportunities   %     1.00          0.25               0.25              0.00(10)          1.50               --
 ING International
  SmallCap               %     0.98          0.25               0.25                --              1.48               --
 ING International
  Value                  %     1.00          0.25               0.22                --              1.47               --

                            NET
                           FUND
                         OPERATING
FUND                     EXPENSES
-----------------------  ---------
 ING Global Value
  Choice                   1.52(6)
 ING Emerging Countries    1.80(7)
 ING Foreign               1.61
 ING International
  Growth Opportunities     1.50
 ING International
  SmallCap                 1.48
 ING International
  Value                    1.47


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. With the exception of ING Disciplined International SmallCap Fund, ING International Value Opportunities Fund, and ING Global Bond these estimated expenses are based on each Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Fund, has agreed. For ING Disciplined International SmallCap Fund and ING Global Bond, each of which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. For ING International Value Opportunities Fund, which has not commenced operations as of the date of this Prospectus, expenses are based on estimated amounts for the current fiscal year.


(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of each Fund's average daily net assets.


(3) The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest. The fees and expenses will vary based on the Fund's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Net Fund Operating Expenses."



(4) The Total Fund Operating Expenses shown may be higher than a Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Funds and do not include Acquired Fund fees and expenses.



(5) ING Investments, LLC has entered into written expense limitation agreements with each Fund (except, ING Greater China Fund and ING International Value
    Fund), under which it will limit expenses of the Funds, excluding interest, taxes, brokerage, extraordinary expenses (and Acquired Fund Fees and Expenses), subject to possible recoupment by ING Investments, LLC, within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year or proposed to be waived by ING Investments, LLC, is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limit for each Fund (except, ING Global Real Estate Fund, ING Global Value Choice Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Growth Opportunities Fund, ING International SmallCap Fund and ING International Value Choice Fund) is shown as "Net Fund Operating Expenses." The expense limit for ING Global Real Estate is 1.50% for Class I shares. The expense limit for ING Global Value Choice Fund is 1.50% and 1.75% for Class I and Class Q shares, respectively. The expense limits for ING Emerging Countries Fund are 1.75% and 2.15% for Class I and Class Q shares, respectively. The expense limits for ING Foreign Fund are 1.60% and 1.85% for Class I and Class Q shares, respectively. The expense limit for ING Index Plus International Equity Fund is 0.90% for Class I shares. The expense limit for ING International Capital Appreciation Fund is 1.25% for Class I shares. The expense limits for ING International Growth Opportunities Fund are 2.50% and 2.75% for Class I and Class Q shares, respectively. The expense limits for ING International SmallCap Fund are 1.40% and 1.85% for Class I and Class Q shares, respectively. The expense limit for International Value Choice Fund is 1.45% for Class I shares. The expense limits will continue through at least March 1, 2008. The expense limitations are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of termination of the expense limitation agreements within 90 days of the end of the then-current term or upon termination of the investment management agreement. Pursuant to a side agreement dated January 1, 2006, the expense limit for Class Q shares of ING Emerging Countries Fund is 2.10%, through December 31, 2007. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2007, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING Emerging Countries Fund's expense limitation agreement for Class Q shares of 2.15%. Pursuant to a side agreement dated March 1, 2007, the expense limits for ING Foreign Fund are 1.35% and 1.60% for Class I and Class Q shares, respectively through March 1, 2008. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investment, LLC elects to renew it. If after March 1, 2008, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Foreign Fund's expense limitation agreement of 1.60% and 1.85% for Class I and Class Q shares, respectively. Additionally, pursuant to a side agreement dated March 1, 2007, the expense limits for ING International Growth Opportunities Fund are 1.60% and 1.85% for Class I and Class Q shares, respectively through March 1, 2008. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investment, LLC elects to renew it. If after March 1, 2008, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING International Growth Opportunities Fund's expense limitation agreement of 2.50% and 2.75% for Class I and Class Q shares, respectively.



(6) A portion of the brokerage commissions that ING Global Value Choice Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.26% and 1.51% for Class I and Class Q shares, respectively.



(7) A portion of the brokerage commissions that ING Emerging Countries Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.54% and 1.79% for Class I and Class Q shares, respectively. This arrangement may be discontinued at any time.



(8) A portion of the brokerage commissions that ING Foreign Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.34% for Class I shares. This management may be discontinued at any time.



(9) Includes 0.52%, 0.17%, 0.31%, 0.29% and 0.89% of non-recurring offering expense for ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Real Estate Fund, and ING Emerging Markets Fixed Income Fund, respectively. Excluding this amount the Total Fund Operating Expenses would have been 1.87%, 0.89%, 1.25%, 1.47% and 1.27% for ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Real Estate Fund, and ING Emerging Markets Fixed Income Fund, respectively.



(10) Amount represents less than one-half of 1%.



(11) A portion of the brokerage commissions that ING International Value Choice Fund paid is used to reduce the Fund's expenses. Including this reduction, the "Net Fund Operating Expenses" for the Fund for the fiscal year ended October 31, 2006 would have been 1.34% for Class I.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES


The Examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS I


FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING Global Real Estate                                         $      109         340          590       1,306
 ING Global Value Choice                                        $      129         403          697       1,534
 ING Disciplined International SmallCap(1)                      $       97         318          556       1,241
 ING Emerging Countries                                         $      158         490          845       1,845
 ING Foreign                                                    $      138         416          714       1,563
 ING Greater China                                              $      242         745        1,275       2,726
 ING Index Plus International Equity                            $       93         322          570       1,281
 ING International Capital Appreciation(1)                      $      124         459          818       1,828
 ING International Growth Opportunities                         $      127         397          686       1,511
 ING International Real Estate(1)                               $      127         504          906       2,031
 ING International SmallCap                                     $      122         381          660       1,455
 ING International Value                                        $      124         387          670       1,477
 ING International Value Choice(1)                              $      137         430          744       1,634
 ING International Value Opportunities(1)                       $      117         393          690       1,534
 ING Emerging Markets Fixed Income(1)                           $      102         564        1,053       2,402
 ING Global Bond(1)                                             $       62         232          417         950
-----------------------------------------------------------------------------------------------------------------


CLASS Q


FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING Global Value Choice                                        $      155         480          829       1,813
 ING Emerging Countries                                         $      183         566          975       2,116
 ING Foreign                                                    $      164         493          846       1,840
 ING International Growth Opportunities                         $      153         474          818       1,791
 ING International SmallCap                                     $      151         468          808       1,768
 ING International Value                                        $      150         465          803       1,757
-----------------------------------------------------------------------------------------------------------------


(1) The Example reflects the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

 38      What You Pay to Invest

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

CLASS I SHARES

The minimum initial investment for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

CLASS Q SHARES

The minimum initial investment for Class Q shares is $100,000. Class Q shares are offered at net asset value ("NAV") without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.
There are no investment minimums for any subsequent investments.
Make your investment using the methods outlined in the table on the right.

More information may be found on the Funds' website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Certain Funds offer additional share classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

The Funds and ING Funds Distributor, LLC ("Distributor") reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Funds and the Distributor reserve the right to waive minimum investment amounts. The Funds and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000 or $100,000 for Class I shares and Class Q shares, respectively.

ING International Value Fund is closed to new investments except for shares purchased: (1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to June 28, 2002; (3) by shareholders participating in mutual fund wrap fee programs who invested in the Fund prior to June 28, 2002; (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by the Adviser and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objective in light of market conditions, the size of the purchase and other relevant factors relating to the Fund; (5) by certain institutional and separately managed account investors that are pre-existing clients of the Sub-Adviser; or (6) by employees of the Adviser or Sub-Adviser and their affiliates. Proof of eligibility may be required. Institutional and separately managed account investors that are pre-existing clients of the Sub-Adviser and employees of the Adviser or Sub-Adviser and their affiliates must identify themselves as such at the time of purchase. Failure to do so may result in a rejection of the purchase.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.

 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the ING Funds and
                    completed Account        mail them to the address
                    Application. Please      on the account
                    indicate your            statement. Remember to
                    investment               write your account
                    professional on the      number on the check.
                    New Account
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 992-0180 and    under "Initial
                    select Option 4 to       Investment."
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to: Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       39

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------



CUSTOMER IDENTIFICATION


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: The Funds, the Distributor, or a third-party selling you the Funds must obtain the following information for each person that opens an account:


- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.


FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


FREQUENT TRADING -- MARKET TIMING


The Funds are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds. The Funds reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Funds determine not to be in the best interest of the Funds.


The Funds believe that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Funds or their shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.


Because the Funds invest in foreign securities they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Funds which do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.



The Funds' Board of Trustees ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Funds. Consistent with this policy, the Funds monitor trading activity. Shareholders may make exchanges among their accounts with ING Funds 4 times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Funds reserve the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Funds also reserve the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Funds and/or state or federal regulatory requirements.



If an activity is identified as problematic after further investigation, the Funds reserve the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Funds' frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.


Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Funds will occur. Moreover, in enforcing such restrictions, the Funds are often required to make decisions that are inherently subjective. The Funds strive to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.


Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, record-keepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The ability of the Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Funds by the financial intermediary's customers. The Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Funds seek to implement the policies and procedures described above through instructions to the Funds' administrator, ING Funds Services, LLC.

 40      Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting ING Global Value Choice Fund, ING Emerging Countries Fund, ING Foreign Fund, ING International Fund, ING International SmallCap Fund and ING International Value Fund and servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class on an on-going basis. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund. Because the fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.


Only persons licensed with the National Association of Securities Dealers ("NASD") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.


The Funds' Adviser or Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.


The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; or (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a Fund's shares held by the broker-dealer's customers or (2) 0.20% of the value of a Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.


The Funds' Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of a Fund may contribute to non-cash compensation arrangements.


Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.



The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest Inc.; A.G. Edwards & Sons; Charles Schwab & Co Inc.; Citigroup; Directed Services LLC; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners Inc.; Legg Mason Wood Walker Inc.; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co.; Pershing Sweep; Primevest Financial Services Inc.; Raymond James Financial Services; RBC Dain Rauscher Inc.; UBS Financial Services Inc.; Wachovia Securities Inc.; and Wells Fargo Investments.



Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

RETIREMENT PLANS -- CLASS I SHARES

The Funds have available prototype qualified retirement plans for corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

RETIREMENT PLANS -- CLASS Q SHARES

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan ("SEP") IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your investment professional or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact a Shareholder Services Representative at (800) 992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000 or $100,000 for Class I and Class Q shares, respectively.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Each Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.


Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.



        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor impose
                          any such charge.

 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.

 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call a Shareholder Services
                          Representative at (800) 992-0180.

                          RECEIVING PROCEEDS BY CHECK:

                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.

                          RECEIVING PROCEEDS BY WIRE:

                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

 42      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of each Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Funds are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Funds will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Fund's NAV is not calculated. As a result, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.

When market quotations are not available or are deemed unreliable, a Fund will use a fair value for the security that is determined in accordance with procedures adopted by a Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

- Securities of an issuer that has entered into a restructuring;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are no current market value quotations; and

- Securities that are restricted as to transfer or resale.


The Funds or the Adviser may rely on the recommendations of a fair value pricing service approved by the Funds' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Funds' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.


PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       43

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund that offers those shares. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.


In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE (NON-RETIREMENT ONLY FOR CLASS Q)

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' prior written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI. Each Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Fund will post the quarter ending June 30 holdings on August 1.) Each Funds' portfolio holdings schedule will, at a minimum, remain available on the Funds' website until a Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Funds' website is located at www.ingfunds.com.

 44      Shareholder Guide

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of December 31, 2006, ING Investments managed $50.1 billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual management fee paid by ING Global Real Estate Fund, ING Global Value Choice Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Growth Opportunities Fund, ING International Real Estate Fund, ING International SmallCap Fund, ING International Value Fund, ING International Value Choice Fund, ING Global Bond Fund and ING Emerging Markets Fixed Income Fund, for the most recent fiscal year and to be paid by ING Disciplined International SmallCap Fund and ING International Value Opportunities as a percentage of that Fund's average daily net assets:



FUND                                             MANAGEMENT FEES
ING Global Real Estate                                 0.86%
ING Global Value Choice                                0.98
ING Disciplined International SmallCap(1)              0.60
ING Emerging Countries(2)                              1.25
ING Foreign                                            1.00
ING Greater China(2)                                   1.15
ING Index Plus International Equity(2)                 0.55
ING International Capital Appreciation(2)              0.85
ING International Growth Opportunities                 1.00
ING International Real Estate(2)                       1.00
ING International SmallCap                             0.98
ING International Value                                1.00
ING International Value Choice                         1.00
ING International Value Opportunities(1)               0.80
ING Emerging Markets Fixed Income(2)                   0.65
ING Global Bond(2)                                     0.40



(1) Because the Funds had not commenced operations, as of the fiscal year ended, October 31, 2006, the management fee for these Funds reflects the current contract rate.



(2) Because the Funds had not had a full year of operations, as of the fiscal year ended, October 31, 2006, the management fee for these Funds reflects the current contract rate.



For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory contracts for ING Global Real Estate Fund, ING Global Value Choice Fund, ING Disciplined International SmallCap Fund, ING Emerging Countries Fund, ING Foreign Fund, ING International Capital Appreciation Fund, ING International Growth Opportunities Fund, ING International Real Estate Fund, ING International SmallCap Fund, ING International Value Fund, ING International Value Choice Fund, ING International Value Opportunities Fund, ING Global Bond Fund and ING Emerging Markets Fixed Income Fund, please refer to the Funds' semi-annual shareholder report that will be dated April 30, 2007.


SUB-ADVISERS

ING Investments has engaged a sub-adviser or sub-advisers to provide the day-to-day management of each Fund's portfolio. Each sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or a Fund's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.


ING Investments acts as a "manager-of-managers" for ING Global Value Choice Fund, ING Disciplined International SmallCap Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund,




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       45

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING International Real Estate Fund, ING International SmallCap Fund, ING International Value Choice Fund, ING International Value Opportunities, ING Emerging Markets Fixed Income Fund and ING Global Bond (collectively, "Managers-of-Managers Funds"). ING Investments delegates to the sub-advisers of the Manager-of-Managers Funds the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of the Manager-of-Managers Funds. From time to time, ING Investments may also recommend the appointment of an additional or replacement sub-advisers to the Manager-of-Managers Funds' Board. The Manager-of-Managers Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Manager-of-Managers Funds' Board, to replace an existing sub-adviser with an non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Manager-of-Managers Funds' shareholders. The Manager-of-Managers Funds will notify shareholders of any change in the identity of a sub-adviser of the Funds. In this event, the names of the Manager-of-Managers Funds and their principal investment strategies may also change.

ING GLOBAL REAL ESTATE FUND AND ING INTERNATIONAL REAL ESTATE FUND

ING CLARION REAL ESTATE SECURITIES L.P.


Founded in 1969, ING Clarion Real Estate Securities L.P. ("ING CRES" or "Sub-Adviser") serves as the Sub-Adviser to ING Global Real Estate Fund and ING International Real Estate Fund. ING CRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of ING CRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. ING CRES is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2006, were valued at approximately $19.8 billion.


ING GLOBAL REAL ESTATE FUND

The following individuals are jointly responsible for the day-to-day management of ING Global Real Estate Fund:

T. Ritson Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience. Mr. Ferguson has managed the Fund's portfolio since November 2001. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, Managing Director, is a portfolio manager and is a member of ING CRES' Investment Committee. Mr. Burton has managed the Fund's portfolio since November 2001. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Previously with GE Investment Corporation, Mr. Burton has extensive direct investment experience in a broad array of product types and oversaw a $350 million portfolio of directly owned commercial real estate assets. Mr. Burton joined ING CRES in 1995.

Joseph T. Smith, Managing Director, is a portfolio manager and member of the Investment Policy Committee. Mr. Smith has managed the Fund since February 2007. Mr. Smith is responsible for evaluating the investment potential of public real estate companies within the United States. Mr. Smith joined ING Clarion in 1997 and has 13 years of real estate investment management experience.

ING INTERNATIONAL REAL ESTATE FUND

T. Ritson Ferguson, CFA, and Steven D. Burton, CFA have been jointly responsible for the day-to-day management of ING International Real Estate Fund, since its inception:

T. Ritson Ferguson, Chief Investment Officer ("CIO"), has 21 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of ING CRES since 1991.

Steven D. Burton, Managing Director, is a portfolio manager and is a member of ING CRES' Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Previously with GE Investment Corporation, Mr. Burton has extensive direct investment experience in a broad array of product types and oversaw a $350 million portfolio of directly owned commercial real estate assets. Mr. Burton joined ING CRES in 1995.

ING GREATER CHINA FUND

ING INVESTMENT MANAGEMENT ASIA/PACIFIC (HONG KONG) LIMITED


ING Investment Management Asia/Pacific (Hong Kong) Limited ("IIM Asia Pacific" or "Sub-Adviser") serves as Sub-Adviser to ING Greater China Fund. IIM Asia Pacific is a company belonging to ING Groep whose registered office is at 39/F One International Finance Centre, 1 Harbour View Street, Central, Hong Kong. IIM Asia Pacific is registered with the SEC as an investment adviser. IIM Asia Pacific operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $91.4 billion as of December 31, 2006.


The following individuals jointly share responsibility for the day-to-day management of ING Greater China Fund, since its inception:


Nick Toovey, CFA, joined IIM Asia Pacific in October 2003 as Regional Head of Equities for Asia Pacific. Mr. Toovey oversees all equity investments and has over 21 years of experience in equity investment management. He joined IIM Asia Pacific from Merrill Lynch Investment Managers in Singapore. Prior to that he was with Mercury Asset Management in London, which was later acquired by Merrill Lynch, and has been responsible for the management of Asian Equity portfolios since 1997.


Bratin Sanyal joined IIM Asia Pacific in Hong Kong as Head of Asian Equity Investments in August 2004. He is responsible

 46      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

for the supervision of the management of the Fund. Mr. Sanyal has worked for ING for 12 years in New York, Amsterdam, Luxembourg and The Hague and has been directly involved in the management of Asian and emerging market equity portfolios for 10 years.

Oscar Leung Kin Fai, CFA, joined IIM Asia Pacific in August 2001 as a Senior Investment Manager and assists with the management of the Fund. Prior to joining IIM Asia Pacific, Mr. Leung was a Senior Investment Manager at ING Life Insurance Co. for three years.

Michael Hon Lung Chiu, CFA, joined IIM Asia Pacific in April 2004. He is responsible for the daily management of the Fund and for decisions relating to purchases of individual securities. Reporting to Mr. Bratin Sanyal, Head of Asian Equity Investments for IIM Asia Pacific, Mr. Chiu is responsible for equity research for the North Asian markets including Taiwan, Hong Kong, China and Korea. He is currently managing a Greater China Fund as well as Australian based accounts which principally invest in the developed markets of Asia. Mr. Chiu has been covering the Asian stock markets since he joined the industry 7 years ago and he contributes to the investment team in the stock selection process. Prior to joining IIMA Asia Pacific, Mr. Chiu was an Assistant Vice President, Asia Ex-Japan Equities, at Credit Suisse Asset Management since 2002. Before joining Credit Suisse Asset Management, he was an Investment Analyst at Investec Guinness Flight from 1999 to 2002.

PERFORMANCE OF A SIMILAR MUTUAL FUND MANAGED BY THE IIM ASIA PACIFIC INVESTMENT TEAM

The tables below are designed to show how a substantially similar mutual fund ("Comparable Fund") managed by the IIM Asia Pacific investment team managing ING Greater China Fund performed over various periods in the past. The Comparable Fund has investment objectives, policies, and strategies substantially similar to those of ING Greater China Fund. Annual returns of the Comparable Fund reflect the expenses of that Fund, which may differ from the expenses of ING Greater China Fund.

The table below shows the returns for the Comparable Fund compared to the MSCI All Countries Golden Dragon Index for the one-, two-year and since inception periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of the IIMA Asia Pacific investment team with respect to the Greater China strategy. It does not indicate how ING Greater China Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                           (AS OF DECEMBER 31, 2006)


                                                             MSCI
                                                         ALL COUNTRIES
                                                            GOLDEN
                                            COMPARABLE      DRAGON
                                             FUND (%)    INDEX(2) (%)
One Year                                      52.41%         39.06%
Two Years                                     29.82%         23.67%
Since Inception (05/23/2003)(3)               32.57%         28.70%


                            ANNUAL TOTAL RETURNS(1)
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                                             MSCI
                                                         ALL COUNTRIES
                                                            GOLDEN
                                            COMPARABLE      DRAGON
                                             FUND (%)    INDEX(2) (%)
2006                                          52.41%         39.06%
2005                                          10.59%          9.86%
2004                                          13.98%         13.98%


(1) The performance reflected of the Comparable Fund has not been calculated in compliance with the method used by the SEC. This presentation shows performance of a comparable mutual fund sub-advised by IIM Asia Pacific. The gross returns for the Comparable Fund in the Average Annual Total Returns table and the Annual Total Return table were adjusted to reflect the deduction of the net operating expenses for Class I shares of ING Greater China Fund. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes. ING Greater China Fund's fees and expenses are generally expected to be different than those reflected in the performance shown above.

(2) The MSCI All Countries Golden Dragon Index is a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(3) Index return for the MSCI All Countries Golden Dragon Index is for the period beginning June 1, 2003.

ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL VALUE OPPORTUNITIES FUND AND ING EMERGING MARKETS FIXED INCOME FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. ("IIMA" or "Sub-Adviser") serves as Sub-Adviser to ING Index Plus International Equity Fund, ING International Value Opportunities Fund and ING Emerging Markets Fixed Income Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       47

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to affiliates in Canada and the United States. IIMA is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $3.7 billion as of December 31, 2006.


ING INDEX PLUS INTERNATIONAL EQUITY FUND

The following individuals share responsibility for the day-to-day management of ING Index Plus International Equity Fund, since its inception:

Carl Ghielen, Portfolio Manager, is co-manager of the Fund. He is responsible for stock selection, as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr. Ghielen is the portfolio manager responsible for implementing the daily investment decisions, including placing trade orders, Mr. Ghielen has over 15 years of investment experience. Prior to joining IIMA in 2000, he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen, Portfolio Manager, is co-manager of the Fund. He is responsible for stock selection. Mr. Jansen joined IIMA or its affiliates in 1997 as senior manager and has over 26 years of investment experience. Prior to joining IIMA, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

ING INTERNATIONAL VALUE OPPORTUNITIES FUND

The following individuals share responsibility for the day-to-day management of ING International Value Opportunities Fund, since its inception:


Nicolas Simar, Senior Investment Manager Equities and Head of the Value Team, is responsible for all Value Strategies. Mr. Simar began his career at the Banque Bruxelles Lambert in 1996 (now a part of ING) as an Investment Manager Fixed Income and moved in 1999 to the Equity team to manage the Euro High Dividend strategy.


Frederic Degembe, Investment Manager Equities, joined ING Investment Management in 1999 and is part of the Value Team. Mr. Degembe started his career as a Supervisor of operational teams at the Bank of New York in 1995. Within ING Investment Management, Mr. Degembe was responsible for the management of funds in various sectors, European and Global, namely food and beverage, consumer goods, prestige and luxury goods and multi-media. He holds the CEFA qualification and is a member of the European Federation of Financial Analyst Societies since 2001.

ING EMERGING MARKETS FIXED INCOME FUND

The following individuals share responsibility for the day-to-day management of ING Emerging Markets Fixed Income Fund, since its inception:

Rob Drijkoningen is head of the Emerging Markets Debt team, that is responsible for global emerging markets debt portfolios. He has been head of the Emerging Markets Debt team since its start in 1997. He is the portfolio manager responsible for the implementing. Mr. Drijkoningen joined IIMA in 1995, first managing international fixed-income portfolios, including management of the currency risks.

Gorky Urquieta joined IIMA as a member of the Emerging Markets Debt team in June 2000 and is currently the Senior Investment Manager. He is responsible for securities selection. Mr. Urquieta's responsibilities include research, asset allocation and trading.


ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND AND ING GLOBAL BOND FUND


ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as the Sub-Adviser to ING International Growth Opportunities Fund and ING Global Bond Fund. ING IM is responsible for managing the assets of each Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.



ING DISCIPLINED INTERNATIONAL SMALLCAP FUND



The following individuals jointly share responsibility for the day-to-day management of the Fund:



Omar Aguilar, Ph.D., portfolio manager, has managed the Fund since December 2006. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management (from July 1999 through January 2002).



Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined ING IM in April 2006 as Head of Portfolio Management of quantitative equity. He has managed the Fund since December 2006. Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization. Mr. Costa has over 21 years of experience in the investment industry.


 48      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


ING INTERNATIONAL GROWTH OPPORTUNITIES


The following individual is responsible for the day-to-day management of ING International Growth Opportunities Fund:

Uri Landesman, Senior Vice President and Head of International Equities for ING IM, has served as portfolio manager since April 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated Investors (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management. Mr. Landesman has over 20 years of experience and began his career at Sanford C. Bernstein & Co.

ING GLOBAL BOND FUND

The following individual is responsible for the day-to-day management of ING Global Bond Fund:

James B. Kauffmann, Portfolio Manager, has managed the Fund since its inception. Mr. Kauffmann has been with ING IM since 1996 and has over 18 years of experience. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments Inc., worked in the capital markets group of major Wall Street dealer and served as an analyst with a venture capital fund.

ING GLOBAL VALUE CHOICE FUND AND ING INTERNATIONAL VALUE CHOICE FUND

TRADEWINDS NWQ GLOBAL INVESTORS, LLC

Tradewinds NWQ Global Investors, LLC ("Tradewinds" or "Sub-Adviser"), a Delaware Limited Liability Corporation, serves as Sub-Adviser to ING Global Value Choice Fund and ING International Value Choice Fund. Tradewinds is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING Investments and the Funds' Board.


Tradewinds was established in March 2006, the result of an internal reorganization of NWQ Investment Management Company, LLC. Both companies provide access to each other's research. Tradewinds serves institutions and private clients worldwide. Tradewinds is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of Tradewinds.



As of December 31, 2006, Tradewinds managed approximately $31.9 billion in assets. The principal address of Tradewinds is 2049 Century Park East, 16th Floor, Los Angeles, CA 90067.


ING GLOBAL VALUE CHOICE FUND

The following individual has sole responsibility for the day-to-day management of ING Global Value Choice Fund:


David B. Iben, CFA, Managing Director & Chief Investment Officer, serves on the Tradewinds Executive Committee and Investment Oversight Committee. Mr. Iben has managed the Fund since April 2006. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts. Previously, Mr. Iben was Managing Director and Portfolio Manager at NWQ Investment Management Company, LLC and served on the Investment Oversight Committee from 2000 to 2006.


ING INTERNATIONAL VALUE CHOICE FUND

The following individual has sole responsibility for the day-to-day management of ING International Value Choice Fund, since its inception:

Paul J. Hechmer, Managing Director & International Portfolio Manager, joined Tradewinds in March 2006 and serves on the executive committee. Mr. Hechmer has managed the Fund since February, 2005. Previously, Mr. Hechmer was a Managing Director & International Portfolio Manager for NWQ from 2001 to 2006.

PERFORMANCE OF SIMILAR INTERNATIONAL VALUE ACCOUNTS MANAGED BY TRADEWINDS

The tables below are designed to show you how a composite of similar international value investment accounts managed by Tradewinds performed over various periods in the past.

Tradewinds International Value Composite is a composite of the performance of all actual fee-paying, fully discretionary international value accounts. Each account in the composite pursues investment objectives, policies and strategies that are substantially similar to those of ING International Value Choice Fund. Such accounts had at least $2 million in net assets under management managed by Tradewinds for at least one month or 90% invested prior to the beginning of a calendar quarter beginning March 31, 2001. The accounts in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Tradewinds International Value Composite compared with the Morgan Stanley Capital International -- Europe, Australasia, and Far East(R) Index ("MSCI EAFE(R) Index") for the one-year, three-year and since inception periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record with Tradewinds. It does not indicate how ING International Value Choice Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       49

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

                          (AS OF DECEMBER 31, 2006)(1)



                                                                 MSCI
                                  TRADEWINDS INTERNATIONAL     EAFE(R)
                                    VALUE COMPOSITE (%)      INDEX(2) (%)
One Year                                   21.62%               26.34%
Three Years                                22.61%               19.93%
Since Inception (3/31/01)(3)               18.00%               11.07%


                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                                                MSCI
                                 TRADEWINDS INTERNATIONAL     EAFE(R)
                                  VALUE COMPOSITE(3) (%)    INDEX(2) (%)
2006                                      21.62%                26.34%
2005                                      15.31%                13.54%
2004                                      31.42%                20.25%
2003                                      45.59%                38.59%
2002                                      (0.58)%              (15.94)%
2001 (3/31/01)(4)                         (2.91)%               (8.96)%



(1) Prior to 1/1/04, the Tradewinds International Value Composite included accounts under $2 million.


(2) The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(3) Performance results from March 31, 2001 to February 28, 2006 represent the performance of the previous sub-adviser NWQ Investment Management Company, LLC, Tradewinds' affiliate.


(4) Index return for the MSCI EAFE(R) Index is for the period beginning April 1, 2001.


The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.


The net annual total returns for the Tradewinds International Value Composite were calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Annual Total Returns table and the Average Annual Total Returns table for the Tradewinds International Value Composite do not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Tradewinds International Value Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940, as amended ("1940 Act") or Subchapter M of the Internal Revenue Code ("Code"). Consequently, the performance results for the Tradewinds International Value Composite would have been adversely affected if the institutional private accounts included in the Tradewinds International Value Composite had been subject to these expenses and regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Tradewinds International Value Composite may not reflect the returns of any particular account managed by Tradewinds.


ING EMERGING COUNTRIES FUND
AND ING INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.

Founded in 1974, Brandes Investment Partners, L.P. ("Brandes" or "Sub-Adviser") serves as the Sub-Adviser to ING Emerging Countries Fund and ING International Value Fund.


Brandes is an investment advisory firm with 76 investment professionals who currently manage $117 billion in assets as of December 31, 2006. The principal address of Brandes is 11988 El Camino Real, Suite 500, San Diego, California 92130.


Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high-quality, under-valued stocks.

ING EMERGING COUNTRIES FUND

Brandes' Emerging Markets Investment Committee is jointly responsible for the day-to-day management of ING Emerging Countries Fund since its inception. The Emerging Markets Investment Committee is comprised of a limited number of research analysts and portfolio managers. The members of the Emerging Markets Investment Committee are listed below:


Alphonse H.L. Chan, Jr., CFA, Portfolio Manager. Mr. Chan is a portfolio manager and a voting member of Brandes' Emerging Markets Investment Committee. His primary responsibility is to oversee the implementation of Brandes' investment strategies across all private client portfolios and separately managed account programs. Mr. Chan joined Brandes in 1998 and has 20 years of investment experience. Prior to joining Brandes, Mr. Chan was a senior financial analyst in the corporate treasury department for a large national banking organization.



Christopher J. Garrett, CFA, Institutional Portfolio Manager/ Analyst. Mr. Garrett is an institutional portfolio manager/analyst and a member of the Brandes' Emerging Markets Investment Committee. Mr. Garrett focuses his research on the utilities sector, with special emphasis on Emerging Market companies. In addition, he serves as a product coordinator for the Emerging Markets portfolio. Mr. Garrett joined Brandes in 2000 and has 14 years of finance and investment experience. Prior to joining Brandes, he worked as a portfolio manager/analyst for a global investment advisory firm and a corporate loan officer for a super-regional bank.



Gerardo Zamorano, CFA, Senior Analyst. Mr. Zamorano is a senior analyst on the telecommunications and consumer products teams team. He is also a member of the Emerging Markets Investment Committee. Mr. Zamorano joined Brandes in 1999 and has 10 years of investment experience. Before joining Brandes, he worked for an international finance firm as an assistant investment officer in the Latin America department.


Greg Rippel, CFA, Senior Analyst. Mr. Rippel is a senior analyst on the consumer products team and is also a voting


 50      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

member of the Emerging Markets Investment Committee. Mr. Rippel is responsible for fundamental research on companies in the retail sector and serves as a product coordinator for the Emerging Markets portfolios. Mr. Rippel joined Brandes in 2001 and has 11 years of accounting, finance and investment experience. Prior to joining Brandes, he worked as an underwriter in the commercial finance division of a major U.S. bank and as a senior associate for a global public accounting firm.


Douglas C. Edman, CFA, Director -- Investments. Mr. Edman is a senior analyst and voting member of the Emerging Markets Investment Committee. He leads the firm's research efforts in the basic materials sector and performs research in the oil and gas sectors. Mr. Edman joined Brandes in 1995, has over 16 years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, he worked for a major securities firm as a credit analyst, where he managed the credit rating agency relationship and commercial paper programs for clients in the energy and telecommunications industries.



Steven Leonard, CFA, Senior Analyst. Mr Leonard is a senior analyst and a voting member of the Emerging Markets Investment Committee. He is on the industrials research team and is responsible for fundamental research on companies in the transportation and environmental services sectors. Mr. Leonard joined Brandes in 1997, has over nine years of investment experience and is a member of the Financial Analysts Society of San Diego. Prior to joining Brandes, Mr. Leonard worked as a CPA in the audit practice of a public accounting firm.


PERFORMANCE OF SIMILAR EMERGING MARKETS EQUITY ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show how a composite of similar accounts managed by Brandes performed over various periods in the past.

The Brandes Emerging Markets Equity Composite is a composite of the performance of all actual fee-paying and non-fee paying, fully discretionary Emerging Markets accounts under management by Brandes for at least one month beginning January 1, 1995. Each account in the composite has investment objectives, policies and strategies that are substantially similar to those of ING Emerging Countries Fund. The accounts included in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The tables below show the returns for the Brandes Emerging Markets Equity Composite compared with the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI EM Index(SM)") for the one-, three-, five-, seven- and ten-year periods ended December 31, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how ING Emerging Countries Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2006)


                                   BRANDES EMERGING
                                    MARKETS EQUITY         MSCI EM
                                    COMPOSITE (%)      INDEX(SM(1) (%)
One Year                                30.01%              32.17%
Three Years                             27.82%              30.52%
Five Years                              23.26%              26.59%
Seven Years                             13.15%              12.18%(2)
Ten Years                               10.09%               9.40%(2)


                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                   BRANDES EMERGING
                                    MARKETS EQUITY         MSCI EM
                                    COMPOSITE (%)      INDEX(SM(1) (%)
2006                                     30.01%             32.17%
2005                                     21.66%             34.00%
2004                                     31.01%             25.55%
2003                                     68.56%             55.82%
2002                                    (19.17)%            (6.17)%
2001                                      0.17%             (2.62)%
2000                                    (16.68)%           (30.61)%(2)
1999                                     68.98%             66.41%(2)
1998                                    (20.32)%           (25.34)%(2)
1997                                    (18.24)%           (11.59)%(2)



(1) The MSCI EM Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.



(2) Prior to December 31, 2001, the MSCI EM Index(SM) did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.


The performance reflected in the composite has been calculated in compliance with AIMR Performance Presentation Standards ("AIMR-PPS(R)"), which differs from the method used by the SEC.

The net annual returns for the Brandes Emerging Markets Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Annual Total Returns table for the Brandes Emerging Markets Equity Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Brandes Emerging Markets Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       51

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

ING INTERNATIONAL VALUE FUND

The firm's Large Cap Investment Committee is jointly responsible for the day-to-day management of ING International Value Fund since its inception. The Large Cap Investment Committee is comprised of a limited number of research analysts and portfolio managers. The members of the Large Cap Investment Committee are listed below:

Glenn R. Carlson, CFA, Chief Executive Officer. Mr. Carlson serves as Chief Executive Officer and is a member of the firm's Executive Committee. Mr. Carlson also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. He serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Mr. Carlson joined Brandes in 1996, has 23 years of investment experience and is a member of the Financial Analysts Society of San Diego.


Brent V. Woods, CFA, Managing Director-Investments. Mr. Woods is a member of the firm's Executive Committee. He also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, Mr. Woods is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Mr. Woods joined Brandes in 1998 and has 11 years of investment experience. Prior to joining Brandes, he worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions.



Amelia Maccoun Morris, CFA, Director -- Investments. Ms. Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, she contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committees. Ms. Morris joined Brandes in 1998 and has 18 years of investment experience. Prior to joining Brandes, she worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank.



W. James Brown, CFA, Director -- Investments. Mr. Brown is a senior analyst and a voting member of the Large Cap Investment Committee. He also leads the firm's research efforts in the financial institutions and utilities sectors. Mr. Brown joined Brandes in 1996 and has 22 years of investment experience. Prior to joining Brandes, Mr. Brown was a senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm.


Keith Colestock, CFA, Director -- Investments. Mr. Colestock is a senior analyst and a voting member of the Large Cap and Mid Cap Investment Committees. Mr. Colestock joined Brandes in 1995 and has 16 years of investment experience. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers.

Brent Fredberg, Senior Analyst. Mr. Fredberg is a senior analyst responsible for research in the technology and household durables areas. He is a voting member of the firm's Large Cap Investment Committee. Mr. Fredberg joined Brandes in 1999 and has 12 years of finance and investment experience. Prior to joining Brandes, Mr Fredberg worked for a major U.S. consumer products company as a financial analyst and controller.

ING FOREIGN FUND

JULIUS BAER INVESTMENT MANAGEMENT LLC


Julius Baer Investment Management LLC ("JBIM" or "Sub-Adviser") serves as Sub-Adviser to ING Foreign Fund. JBIM is a Delaware limited liability company which is a wholly-owned subsidiary of Julius Baer Americas Inc., which in turn is a wholly-owned subsidiary of Julius Baer Holding Ltd., a Swiss corporation. JBIM specializes in the management of international and global equities and fixed income securities, and alternative investments. As of December 31, 2006, JBIM managed $53.5 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


Rudolph-Riad Younes and Richard Pell have been jointly responsible for the day-to-day management of ING Foreign Fund, since its inception.

Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity, has been with the Julius Baer organization since September 1993.

Richard Pell, Senior Vice President and Chief Investment Officer, has been with the Julius Baer organization since January 1995.

ING INTERNATIONAL CAPITAL APPRECIATION FUND

HANSBERGER GLOBAL INVESTORS, INC.


Hansberger Global Investors, Inc. ("HGI" or "Sub-Adviser") serves as the Sub-Adviser to ING International Capital Appreciation Fund. HGI, a wholly-owned subsidiary of Hansberger Group, Inc., with its principal offices located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301, conducts worldwide portfolio management services to customers in the United States and abroad. As of December 31, 2006, HGI had approximately $9.5 billion in assets under management.


 52      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The following team members share responsibility for the day-to-day management of ING International Capital Appreciation Fund, since its inception:


Thomas R.H. Tibbles, CIO-Growth Team, CFA, joined HGI in 1999 and serves as Managing Director of Canada. Prior to joining HGI, he was head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life. Mr. Tibbles began his career in the investment industry in 1986 and he is a CFA Charterholder.


Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI, he was a portfolio manager of foreign equity securities for Indago Capital Management. Mr. Lockhart began his career in the investment industry in 1989 and he is a CFA Charterholder.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager & North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.


Patrick Tan, Vice President, Research, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He has more than five years of investment-related experience.


Thomas R.H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

PERFORMANCE OF SIMILAR INTERNATIONAL GROWTH EQUITY ACCOUNTS MANAGED BY HGI

The tables below are designed to show how a composite of similar accounts managed by HGI performed over various periods in the past.

The HGI Tax-Exempt International Growth Equity Composite consists of all fully discretionary portfolios, managed by HGI's Growth Team, invested in equities of companies domiciled outside the U.S. and that are invested without regard to tax consequences. Each portfolio in the composite has investment objectives, policies and strategies substantially similar to those of ING International Capital Appreciation Fund. The accounts included in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts. To receive a complete listing of HGI's composites and/or a complete presentation that adheres to the GIPS(R) standards, contact the sub-adviser's Marketing department at the sub-adviser.

The tables below show the returns for the HGI Tax-Exempt International Growth Equity Composite compared with the Morgan Stanley Capital International All-Country World Excluding US Index(R) ("MSCI ACWI Ex US Index(R)") for the one-, three-, five- and since inception periods ended December 30, 2006 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of HGI. It does not indicate how ING International Capital Appreciation Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS

                           (AS OF DECEMBER 31, 2006)



                                         HGI TAX-EXEMPT    MSCI ACWI
                                         INTERNATIONAL       EX US
                                         GROWTH EQUITY    INDEX(R)(1)
                                         COMPOSITE (%)        (%)
One Year                                     23.85%          26.65%
Three Years                                  17.87%          21.32%
Five Years                                   14.39%          16.42%
Since Inception (7/31/96)(2)                 11.32%           8.71%(3)


                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)


                                       HGI TAX-EXEMPT    MSCI ACWI
                                       INTERNATIONAL       EX US
                                       GROWTH EQUITY    INDEX(R)(1)
                                       COMPOSITE (%)        (%)
2006                                        23.85%          26.65%
2005                                        15.92%          16.62%
2004                                        13.98%          20.91%
2003                                        38.80%          40.83%
2002                                       (13.86)%        (14.95)%
2001                                       (19.16)%        (19.73)%
2000                                        (3.93)%        (15.09)%(3)
1999                                        52.60%          30.91%(3)
1998(2)                                     15.53%          14.46%(3)
1997(2)                                      2.64%           2.04%(3)



(1) The MSCI ACWI Ex US Index(R) measures the returns of equities of companies which are domiciled outside the U.S. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.


(2) For the period from July 1996 through December 1998, the track record presented consists of portfolios managed by the team that joined HGI while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with HGI.


(3) Prior to December 31, 2001, the MSCI ACWI Ex US Index(R) did not include the deduction of withholding taxes. The gross index return is for the period beginning January 1, 1997.


The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       53

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


Hansberger Global Investors, Inc. claims compliance with Global Investment Performance Standards ("GIPS(R)") although the performance figures presented on the preceding page are not in compliance with GIPS(R) standards due to the adjustment for Class I share expenses noted below.



The gross total returns for the HGI Tax-Exempt International Growth Equity Composite in the Average Annual Total Returns and Annual Total Returns tables were adjusted to reflect the deduction of net operating expenses for Class I shares of ING International Capital Appreciation Fund. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The Annual Total Returns table and the Average Annual Total Returns table for the HGI Tax-Exempt International Growth Composite do not reflect the deduction of any sales loads, which would have reduced those performance numbers. Returns are stated in U.S. Dollars. Most of the accounts in the HGI Tax-Exempt International Growth Equity Composite are not subject to the diversification rules, tax restrictions and investment limits of the 1940 Act or Subchapter M of the Code. Returns could have been lower if the composite had been subject to these regulations. The aggregate returns of the accounts reflected in the composite may not reflect the returns of any particular account of HGI.


ING INTERNATIONAL SMALLCAP FUND

THE MULTI-MANAGER APPROACH

For the period March 2005 to November 2006, Acadian Asset Management, Inc. was the sub-adviser of ING International SmallCap Fund. Effective November 1, 2006, two sub-advisers are used to manage the Fund's assets -- Acadian Asset Management, Inc. ("Acadian") and Batterymarch Financial Management, Inc. ("Batterymarch"). Each manages a portion of the Fund's assets that is allocated to the sub-adviser by the Adviser.

Effective November 1, 2006, approximately $20 million of the Fund's assets were managed by Batterymarch. Generally, 75% of new assets into the Fund will be allocated to Batterymarch for management and the remainder of new assets will be allocated to Acadian for management. Once the Fund's assets managed by Acadian reach $675 million, it is anticipated that all new assets invested in the Fund will be allocated to Batterymarch. The Adviser may change the allocation of the Fund's assets between the sub-advisers as it determines necessary to pursue the Fund's investment objective.

ACADIAN ASSET MANAGEMENT, INC.

Acadian Asset Management, Inc. ("Acadian" or "Sub-Adviser"), serves as a Sub-Adviser to ING International SmallCap Fund. Acadian is a registered investment adviser and a wholly-owned subsidiary of Old Mutual Asset Managers
(US) LLC which is ultimately owned by Old Mutual plc.


Acadian is a Boston-based investment management firm specializing in active global and international equity strategies. Acadian was founded in 1986 and over the last two decades, the firm has served some of the world's largest and most sophisticated fund sponsors. Acadian invests on behalf of major pension funds, endowments, foundations and other institutions based in the U.S. and abroad. The firm also serves individual investors.



Acadian employs a quantitative, active, bottom-up investment process that combines stock and country/sector valuation to arrive at a return forecast for each of the 20,000 securities in it global universe. Their investment philosophy is that markets are inefficient, creating discrepancies between a stock's intrinsic value and its market price, and that disciplined valuation techniques applied to a very broad universe of stocks can identify undervalued securities that are likely to rise in price.



As of December 31, 2006, Acadian had assets under management of nearly $64 billion. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, MA 02109.


The following individuals jointly share responsibility for the day-to-day management of Acadian portion of ING International SmallCap Fund since March 2005:

John R. Chisholm, CFA, Executive Vice President and Co-Chief Investment Officer, joined Acadian in July 1987. He is responsible for actively managing Acadian portfolios and developing quantitative techniques to value markets and securities.

Matthew J. Cohen, CFA, Senior Vice President and Portfolio Manager, joined Acadian in October 1994. He specializes in quantitative equity valuation techniques and manages the processes and data that drive Acadian's investment approach.

BATTERYMARCH


Batterymarch, a wholly-owned, independently managed subsidiary of Legg Mason, Inc., which has served as a sub-adviser to the Fund since November 2006, is located at John Hancock Tower 200 Clarendon Street, 49(th) Floor, Boston Massachusetts 02116. As of December 31, 2006, Batterymarch had assets under management of $24.8 billion.


Batterymarch uses a team approach to investment management, with portfolio managers working collaboratively and sharing responsibility for investment decisions. Batterymarch utilizes a quantitative investment process. Portfolio managers are involved in the development of investment models that are the primary driver in the portfolio management process. The investment teams are responsible for the implementation of the models and the construction and management of client account portfolios.

The investment teams are organized according to investment mandate and are responsible for managing all accounts in accordance with their respective mandate. The portfolio managers have oversight responsibility for the work done by the quantitative analysts, including factor research, development and testing and portfolio construction

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ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
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algorithms. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.

Batterymarch's international investment team is led by Charles F. Lovejoy, CFA. As team leader, he is primarily responsible for the international investment team's portfolio management.

The following individuals share responsibility for the day-to-day management of ING International SmallCap Fund's assets allocated to Batterymarch.

CHARLES F. LOVEJOY, CFA, Director and Senior Portfolio Manager, joined Batterymarch in 1992 as a portfolio manager and was promoted to director of the International team in 2006. Mr. Lovejoy has managed the Fund since November 2006. Before joining Batterymarch, Mr. Lovejoy managed international and emerging markets portfolios for Boston International Advisors and headed the quantitative research group at Putnam Management Company, with responsibilities for portfolio management and product development as well as quantitative research for U.S., international and emerging markets. Former president of the Boston Security Analysts Society and the Boston Quantitative Discussion Group, Mr. Lovejoy was also a director of the International Society of Financial Analysts. He has 25 years of investment experience.

CHRISTOPHER W. FLOYD, CFA, Portfolio Manager, joined Batterymarch in 2000 as a quantitative analyst and became a portfolio manager in 2003. Mr. Floyd has managed the Fund since November 2006. Prior to Batterymarch, Mr. Floyd held responsibilities at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He has 7 years of investment experience.


ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Funds.



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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by each Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The discussions below identify the Funds that engage in the described strategy as a principal strategy. For these Funds, the risk associated with the strategy is a principal risk. Other Funds may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Fund.

BORROWING (ING GLOBAL BOND FUND). Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CONCENTRATION (ING GLOBAL REAL ESTATE FUND AND ING INTERNATIONAL REAL ESTATE
FUND). The Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT ING GLOBAL REAL ESTATE FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING INTERNATIONAL REAL ESTATE FUND AND ING GLOBAL BOND FUND). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


CORPORATE DEBT SECURITIES (ING FOREIGN FUND, ING GREATER CHINA FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND, ING INTERNATIONAL CAPITAL APPRECIATION FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of the average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



DERIVATIVES (ING GLOBAL VALUE CHOICE FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING FOREIGN FUND, ING GREATER CHINA FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL GROWTH OPPORTUNITIES FUND, ING INTERNATIONAL SMALLCAP FUND, ING INTERNATIONAL VALUE CHOICE FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Funds invest in these types of derivatives, so please check the description of each Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or a Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.




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EMERGING MARKETS INVESTMENTS (ALL FUNDS EXCEPT ING INDEX PLUS INTERNATIONAL
EQUITY FUND). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of the Funds, including the withholding of dividends.

Each Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund. The risks of investing in foreign securities may be greater for emerging market investments.


ADRs, EDRs, GDRs and IDRs (collectively, "depositary receipts") are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.


GEOGRAPHICAL CONCENTRATION (ING GREATER CHINA FUND). The Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.

To the extent that the Fund invests significantly in one geographic region or country, the Fund may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES (ING FOREIGN FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). Investments in high yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield debt securities.

INABILITY TO SELL SECURITIES (ALL FUNDS). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS. ("IPOS") (ING GREATER CHINA FUND). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.



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MORTGAGE-RELATED SECURITIES (ING GLOBAL BOND FUND). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.


NON-DIVERSIFIED INVESTMENT COMPANY (ING GLOBAL REAL ESTATE FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING GREATER CHINA FUND, ING INTERNATIONAL REAL ESTATE FUND, AND ING EMERGING MARKETS FIXED INCOME FUND). The Funds are each classified as a non-diversified investment company under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Fund. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.



OTHER INVESTMENT COMPANIES (ING GLOBAL EQUITY DIVIDEND FUND, ING DISCIPLINED INTERNATIONAL SMALLCAP FUND, ING FOREIGN FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING GROWTH OPPORTUNITIES FUND, ING INTERNATIONAL SMALLCAP FUND AND ING GLOBAL BOND FUND). Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

REAL ESTATE SECURITIES (ING GLOBAL REAL ESTATE FUND AND ING INTERNATIONAL REAL ESTATE FUND). Investments in issuers that are primarily engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

RESTRICTED AND ILLIQUID SECURITIES (ING GREATER CHINA FUND AND ING EMERGING MARKETS FIXED INCOME FUND). If a security is illiquid, a Fund may not be able to sell the security at a time when the Adviser or a Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ING GLOBAL BOND FUND). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased



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fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

RULE 144A SECURITIES (ING GLOBAL VALUE CHOICE FUND, ING GREATER CHINA FUND AND ING INTERNATIONAL VALUE CHOICE FUND). Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to decreased ability to sell these securities.

SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT ING EMERGING MARKETS FIXED INCOME FUND). Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% or 33 1/3%, depending upon the Fund, of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

LEVERAGE RISK (ING GLOBAL BOND FUND). Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's assets.

PORTFOLIO TURNOVER (ING GLOBAL VALUE CHOICE FUND, ING EMERGING COUNTRIES FUND, ING GREATER CHINA FUND, ING INDEX PLUS INTERNATIONAL EQUITY FUND, ING INTERNATIONAL CAPITAL APPRECIATION FUND, ING INTERNATIONAL REAL ESTATE FUND, ING INTERNATIONAL SMALLCAP FUND, ING EMERGING MARKETS FIXED INCOME FUND AND ING GLOBAL BOND FUND). The Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Funds, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Funds.

OTHER RISKS

INDEX STRATEGY. A Fund may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Fund and an Index performance may be affected by the Fund's expenses, and the timing of purchases and redemptions of a Fund's shares.

INTERESTS IN LOANS. A Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

INVESTMENT BY FUNDS-OF-FUNDS. A Fund's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Fund may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Fund may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or portfolio manager will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.



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MANAGEMENT.  Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.


PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by a Fund of a security that the seller has agreed to repurchase at an agreed upon price. If the seller defaults and the collateral value declines, a Fund might incur a loss. If the seller declares bankruptcy, a Fund may not be able to sell the collateral at the desired time.

SHORT SALES. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it may not achieve its investment objective.


PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.


ADDITIONAL RISK OF INVESTING IN ING GREATER CHINA FUND. There can be no assurance that certain of the companies in which the Fund may invest will not have dealings with countries identified by the U.S. State Department as state sponsors of terrorism or countries subject to sanctions administered by the U.S. Treasury Department's Office of Financial Assets Control. Any such company may suffer damage to its business or reputation that may negatively affect its share price.



 60      More Information About Risks

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.

Each Fund pays dividends and capital gains, if any, annually (except ING Global Real Estate Fund and ING International Real Estate Fund which pay dividends and capital gains, if any, quarterly).

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund that offers Class I shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although, these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by a Fund. The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of certain long-term gains from depreciable real estate are taxed at a minimum rate of 25%.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "a buying dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the current rate of 28%



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       61

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. Each Fund will notify you if it makes this election.

Please note that ING Global Real Estate Fund and ING International Real Estate Fund will be sending you a form 1099 reflecting the distributions you received in a particular calendar year at the end of February of the following year, which is one month later than when most such forms are sent.

Please see the SAI for further information regarding tax matters.


 62      Dividends, Distributions and Taxes

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's Class I and/or Class Q shares' financial performance for the past five years or, if shorter, the period of each class' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Funds' independent registered public accounting firm, along with the Funds' financial statements, is included in the Funds' annual shareholder report, which is incorporated by reference into the SAI and is available upon request.


Because ING Disciplined International SmallCap Fund, ING International Value Opportunities Fund and Class I shares of ING Emerging Markets Fixed Income Fund did not commence operations as of the fiscal year ended October 31, 2006, financial highlights are not available.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       63

ING GLOBAL REAL ESTATE FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                                                        CLASS I
                                                                                                      -----------
                                                                                                        JUNE 3,
                                                                                       YEAR ENDED     2005(1) TO
                                                                                       OCTOBER 31,    OCTOBER 31,
                                                                                          2006           2005
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                            $        17.14          16.32
 Income from investment operations:
 Net investment income                                                           $         0.28*          0.14*+
 Net realized and unrealized gain on investments                                 $         6.39           0.86+
 Total from investment operations                                                $         6.67           1.00
 Less distributions from:
 Net investment income                                                           $         0.52           0.18
 Net realized gains on investment                                                $         1.06             --
 Total distributions                                                             $         1.58           0.18
 Net asset value, end of period                                                  $        22.23          17.14
 TOTAL RETURN(2)                                                                 %        41.49           6.14
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                               $       11,226          1,681
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)                       %         1.06           1.30
 Gross expenses prior to expense reimbursement/recoupment(3)                     %         1.06           1.22
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                                  %         1.40           0.85+
 Portfolio turnover rate                                                         %           39             91


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


* Per share data calculated using average number of shares outstanding throughout the period.

+ Effective November 1, 2004, the Fund adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended October 31, 2005 was to decrease the net investment income per share by $0.30, increase net realized and unrealized gain on investments per share by $0.30 and decrease the ratio of net investment income to average net assets from 2.60% to 0.85%.

 64      ING Global Real Estate Fund

FINANCIAL HIGHLIGHTS                                ING GLOBAL VALUE CHOICE FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                                                    CLASS I
                                                                                                                  ------------
                                                                                                                  SEPTEMBER 6,
                                                                                                                   2006(1) TO
                                                                                                                  OCTOBER 31,
                                                                                                                      2006
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                     $           21.31
 Income from investment operations:
 Net investment loss                                                                                      $           (0.11)
 Net realized and unrealized gain on investments                                                          $            0.53
 Total from investment operations                                                                         $            0.42
 Net asset value, end of period                                                                           $           21.73
 TOTAL RETURN(2)                                                                                          %            1.97
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                        $           3,010
 Ratio to average net assets:
 Net expenses after brokerage commission recapture(3)                                                     %            1.26
 Gross expenses prior to brokerage commission recapture(3)                                                %            1.27
 Net investment loss after brokerage commission recapture(3)                                              %           (0.69)
 Portfolio turnover rate                                                                                  %              77


--------------------------------------------------------------------------------


                                                                                                CLASS Q
                                                                           -------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                           -------------------------------------------------
                                                                            2006     2005       2004       2003        2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                $        21.25    18.61      17.17      14.34       17.87
 Income (loss) from investment operations:
 Net investment income (loss)                                      $         0.18*    0.15       0.01      (0.01)      (0.08)*
 Net realized and unrealized gain (loss) on investments            $         4.20     2.49       1.43       2.84       (3.45)*
 Total from investment operations                                  $         4.38     2.64       1.44       2.83       (3.53)
 Less distributions from:
 Net investment income                                             $         0.19       --         --         --          --
 Total distributions                                               $         0.19       --         --         --          --
 Payment by affiliate                                              $           --     0.00**       --         --          --
 Net asset value, end of year                                      $        25.44    21.25      18.61      17.17       14.34
 TOTAL RETURN(2)                                                   %        20.75    14.19+      8.39      19.74      (19.75)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                   $        2,757    4,387      4,223      6,454       8,194
 Ratios to average net assets:
 Net expense after reimbursement/recoupment and brokerage
 commission recapture(4)                                           %         1.51     1.55       1.59       1.54        1.49
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(4)                        %         1.52     1.55       1.59       1.54        1.49
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture                                %         1.52     1.60       1.51       1.62        1.59
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(4)                                                      %         0.75     0.75       0.05      (0.04)      (0.47)
 Portfolio turnover rate                                           %           77      129        101        125         281


--------------------------------------------------------------------------------


(1) Commencement of operations.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.



(3) Annualized for periods less than one year.



(4) The Adviser has agreed to limit expenses, (excluding, interest, taxes, brokerage and extraordinary expense) subject to possible recoupment by ING Investments within three years of being incurred.


* Per share data calculated using average number of shares outstanding throughout the period.

** Amount represents less than $0.005 per share.

+ In 2005, there was no impact on total return due to payment by affiliate.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Global Value Choice Fund       65

ING EMERGING COUNTRIES FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ending October 31, 2002, the financial information was audited by other independent auditors.



                                                                                                                       CLASS I
                                                                                                                     ------------
                                                                                                                     DECEMBER 21,
                                                                                                                      2005(1) TO
                                                                                                                     OCTOBER 31,
                                                                                                                         2006
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                          $         25.52
 Income from investment operations:
 Net investment income                                                                                         $          0.65**
 Net realized and unrealized gain on investments (net of
 Indian tax)                                                                                                   $          3.55
 Total from investment operations                                                                              $          4.20
 Net asset value, end of period                                                                                $         29.72
 TOTAL RETURN(2)                                                                                               %         16.46
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                             $        23,456
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(3)(4)                                                                          %          1.54
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(3)(4)                                                                 %          1.55
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture(4)                                                                         %          1.55
 Net investment income after expense
 reimbursement/recoupment and brokerage commission
 recapture(3)(4)                                                                                               %          2.73
 Portfolio turnover rate                                                                                       %            35


--------------------------------------------------------------------------------


                                                                                             CLASS Q
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                 ----------------------------------------------------------------
                                                                   2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                        $       24.38         20.03        17.89          12.80         12.26
 Income (loss) from investment operations:
 Net investment income (loss)                              $        0.59**        0.26         0.09           0.12         (0.14)
 Net realized and unrealized gains on investments (net
 of Indian tax)                                            $        5.81          4.07         2.17           4.97          0.68
 Total from investment operations                          $        6.40          4.33         2.26           5.09          0.54
 Less distributions from:
 Net investment income                                     $        0.16          0.03         0.12             --          0.00*
 Total distributions                                       $        0.16          0.03         0.12             --          0.00*
 Payment by affiliate                                      $          --          0.05         0.00*            --            --
 Net asset value, end of year                              $       30.62         24.38        20.03          17.89         12.80
 TOTAL RETURN(2)                                           %       26.37         21.89++      12.70+         39.77          4.41
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                           $      10,700        10,776        8,929         18,168        21,132
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(3)                         %        1.79          1.85         2.10           1.93          2.00
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(3)                %        1.80          1.85         2.10           1.93          2.00
 Gross expenses prior to expense
 reimbursement/recoupment and brokerage commission
 recapture                                                 %        1.80          1.85         2.00           2.03          1.94
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(3)                                              %        2.09          1.12         0.36           0.59         (0.24)
 Portfolio turnover rate                                   %          35           124           88            135           124


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.


(3) The Adviser has agreed to limit expenses, (excluding, interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by ING Investments within three years of being incurred.



(4) Annualized for periods less than one year.


 * Amount represents less than $0.005 per share.


 ** Per share data calculated using average number of shares outstanding throughout the period.



 + In 2004, 0.06% of the total return consists of a gain on an investment not meeting the Fund's investment restrictions. Excluding this item, total return would have been 12.64% for Class Q.


 ++ In 2005, 0.25% of the total return consists of a payment by affiliate.
    Excluding this item, total return would have been 21.64% for the Fund.

 66      ING Emerging Countries Fund

FINANCIAL HIGHLIGHTS                                            ING FOREIGN FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                                      CLASS I
                                                                     -----------------------------------------
                                                                                                 SEPTEMBER 8,
                                                                      YEAR ENDED OCTOBER 31,      2003(1) TO
                                                                     ------------------------     OCTOBER 31,
                                                                      2006     2005     2004         2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      14.93    12.45    11.05        10.63
 Income from investment operations:
 Net investment income                                         $       0.13**   0.34     0.19         0.00*
 Net realized and unrealized gain on investments               $       4.08     2.14     1.39         0.42
 Total from investment operations                              $       4.21     2.48     1.58         0.42
 Less distributions from:
 Net investment income                                         $         --       --     0.04           --
 Return of capital                                             $         --       --     0.10           --
 Net realized gain on investments                              $       0.36       --     0.04           --
 Total distributions                                           $       0.36       --     0.18           --
 Net asset value, end of period                                $      18.78    14.93    12.45        11.05
 TOTAL RETURN(2)                                               %      28.67    19.92    14.53         3.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     61,248    1,049    2,547          188
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(3)(4)                          %       1.34     1.35     1.25         1.43
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(3)(4)                 %       1.35     1.35     1.25         1.43
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture(3)                         %       1.28     1.34     1.50         5.51
 Net investment income after expense
 reimbursement/recoupment and brokerage commission
 recapture(3)(4)                                               %       0.78     0.97     1.58         0.21
 Portfolio turnover rate                                       %         65       81      141           50


--------------------------------------------------------------------------------


                                                                                     CLASS Q
                                                                     ----------------------------------------
                                                                           YEAR ENDED             JULY 10,
                                                                           OCTOBER 31,           2003(1) TO
                                                                     -----------------------     OCTOBER 31,
                                                                     2006     2005     2004         2003
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $     14.82    12.40    11.02        10.13
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      0.07**   0.08     0.09        (0.00)*
 Net realized and unrealized gain on investments               $      4.08     2.34     1.46         0.89
 Total from investment operations                              $      4.15     2.42     1.55         0.89
 Less distributions from:
 Net investment income                                         $        --       --     0.03           --
 Return of capital                                             $        --       --     0.10           --
 Net realized gain on investments                              $      0.36       --     0.04           --
 Total distributions                                           $      0.36       --     0.17           --
 Net asset value, end of period                                $     18.61    14.82    12.40        11.02
 TOTAL RETURN(2)                                               %     28.47    19.52    14.28         8.79
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     1,196    1,079    1,054          421
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment and
 brokerage commission recapture(3)(4)                          %      1.60     1.60     1.60         1.85
 Net expenses after expense reimbursement/recoupment and
 prior to brokerage commission recapture(3)(4)                 %      1.60     1.60     1.60         1.85
 Gross expenses prior to expense reimbursement/recoupment
 and brokerage commission recapture(3)                         %      1.53     1.59     1.85         5.93
 Net investment income (loss) after expense
 reimbursement/recoupment and brokerage commission
 recapture(3)(4)                                               %      0.43     0.53     0.34        (0.17)
 Portfolio turnover rate                                       %        65       81      141           50


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


 *  Amount represents less than $0.005 per share.


 ** Per share data calculated using average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       ING Foreign Fund       67

ING GREATER CHINA FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                     CLASS I
                                                                   -----------
                                                                     MAY 8,
                                                                   2006(1) TO
                                                                   OCTOBER 31,
                                                                      2006
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      12.84
 Income (loss) from investment operations:
 Net investment income                                         $       0.08
 Net realized and unrealized loss on investments               $      (0.42)
 Total from investment operations                              $      (0.34)
 Net asset value, end of period                                $      12.50
 TOTAL RETURN(2)                                               %      (2.65)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         22
 Ratios to average net assets:
 Expenses(3)                                                   %       2.39
 Net investment income(3)                                      %       1.47
 Portfolio turnover rate                                       %        108


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3) Annualized for periods less than one year.


 68      ING Greater China Fund

FINANCIAL HIGHLIGHTS                    ING INDEX PLUS INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                     CLASS I
                                                                   ------------
                                                                   DECEMBER 21,
                                                                    2005(1) TO
                                                                   OCTOBER 31,
                                                                       2006
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income from investment operations:
 Net investment income                                         $        0.16(*)
 Net realized and unrealized gain on investments               $        1.54
 Total from investment operations                              $        1.70
 Net asset value, end of period                                $       11.70
 TOTAL RETURN(2)                                               %       17.00
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      78,581
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)                   %        0.90
 Gross expenses prior to expense reimbursement(3)              %        1.05
 Net investment income after expense reimbursement(3)          %        1.69
 Portfolio turnover rate                                       %         188


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


* Per share data calculated using average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                               ING Index Plus International Equity Fund       69

ING INTERNATIONAL CAPITAL APPRECIATION FUND                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                     CLASS I
                                                                   ------------
                                                                   DECEMBER 21,
                                                                    2005(1) TO
                                                                   OCTOBER 31,
                                                                       2006
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income from investment operations:
 Net investment income                                         $        0.02
 Net realized and unrealized gain on investments               $        1.41
 Total from investment operations                              $        1.43
 Net asset value, end of period                                $       11.43
 TOTAL RETURN(2)                                               %       14.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      47,200
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %        1.22
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %        1.22
 Gross expenses prior to expense reimbursement and brokerage
 commission recapture(4)                                       %        1.56
 Net Investment income after expense reimbursement and
 brokerage commission recapture(3)(4)                          %        0.39
 Portfolio turnover rate                                       %          91


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.



(4) Annualized for periods less than one year.


 70      ING International Capital Appreciation Fund

FINANCIAL HIGHLIGHTS                 ING INTERNATIONAL GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                       CLASS I
                                                                   -----------------------------------------------
                                                                              YEAR ENDED               JANUARY 15,
                                                                              OCTOBER 31,              2002(1) TO
                                                                   ---------------------------------   OCTOBER 31,
                                                                    2006     2005     2004     2003       2002
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $    10.94     9.76     8.45     7.06       8.25
 Income (loss) from investment operations:
 Net investment income                                         $     0.15*    0.14     0.09     0.10       0.05
 Net realized and unrealized gain (loss) on investments        $     2.29     1.18     1.25     1.34      (1.24)
 Total from investment operations                              $     2.44     1.32     1.34     1.44      (1.19)
 Less distributions from:
 Net investment income                                         $     0.22     0.15     0.03     0.05         --
 Total distributions                                           $     0.22     0.15     0.03     0.05         --
 Payment by affiliate                                          $       --     0.01       --       --         --
 Net asset value, end of period                                $    13.16    10.94     9.76     8.45       7.06
 TOTAL RETURN(2)                                               %    22.56    13.73+   15.94    20.53     (14.42)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $   13,354   23,452   17,211   11,582      6,384
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %     1.25     1.26     1.26     1.33       1.48
 Gross expenses prior to expense reimbursement/recoupment(3)   %     1.25     1.26     1.22     1.34       1.53
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %     1.27     1.34     1.13     1.29       0.72
 Portfolio turnover rate                                       %      173      116       90      100        126


--------------------------------------------------------------------------------


                                                                                      CLASS Q
                                                                     ------------------------------------------
                                                                                     YEAR ENDED
                                                                                    OCTOBER 31,
                                                                     ------------------------------------------
                                                                      2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                              $    10.89     9.72     8.43     7.04     8.10
 Income (loss) from investment operations:
 Net investment income (loss)                                    $     0.14     0.08     0.06     0.07    (0.03)
 Net realized and unrealized gain (loss) on investments          $     2.27     1.20     1.25     1.37    (1.03)
 Total from investment operations                                $     2.41     1.28     1.31     1.44    (1.06)
 Less distributions from:
 Net investment income                                           $     0.20     0.12     0.02     0.05       --
 Total distributions                                             $     0.20     0.12     0.02     0.05       --
 Payment by affiliate                                            $       --     0.01       --       --       --
 Net asset value, end of year                                    $    13.10    10.89     9.72     8.43     7.04
 TOTAL RETURN(2)                                                 %    22.38    13.41+   15.61    20.51   (13.09)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                 $   27,114   14,544    7,274   14,755    6,949
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(4)          %     1.50     1.51     1.60     1.59     1.61
 Gross expenses prior to expense reimbursement/recoupment        %     1.50     1.51     1.56     1.59     1.70
 Net investment income (loss) after expense
 reimbursement/recoupment(4)                                     %     1.19     1.00     0.73     0.91    (0.08)
 Portfolio turnover rate                                         %      173      116       90      100      126


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding, interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.



+ In 2005, 0.10% of the total return on Class I and Class Q, respectively, consists of a payment by affiliate. Excluding this item, total return would have been 12.63% and 13.31% for Class I and Class Q, respectively.



* Per share data calculated using average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            ING International Growth Opportunities Fund       71

ING INTERNATIONAL REAL ESTATE FUND                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.



                                                                     CLASS I
                                                                   ------------
                                                                   FEBRUARY 28,
                                                                    2006(1) TO
                                                                   OCTOBER 31,
                                                                       2006
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00
 Income (loss) from investment operations:
 Net investment income                                         $        0.08(*)
 Net realized and unrealized gain on investments               $        1.63
 Total from investment operations                              $        1.71
 Less distributions from:
 Net investment income                                         $        0.07
 Total distributions                                           $        0.07
 Net asset value, end of period                                $       11.64
 TOTAL RETURN(2)                                               %       17.23
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      22,336
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %        1.25
 Gross expenses prior to expense reimbursement(3)              %        1.76
 Net investment income after expense reimbursement(3)(4)       %        1.09
 Portfolio turnover rate                                       %          29


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


* Per share data calculated using average number of shares outstanding throughout the period.

 72      ING International Real Estate Fund

FINANCIAL HIGHLIGHTS                             ING INTERNATIONAL SMALLCAP FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                       CLASS I
                                                                     ------------
                                                                     DECEMBER 21,
                                                                      2005(1) TO
                                                                     OCTOBER 31,
                                                                         2006
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         40.64
 Income from investment operations:
 Net investment income                                         $          0.39*
 Net realized and unrealized gain on investments               $          6.32
 Total from investment operations                              $          6.71
 Net asset value, end of period                                $         47.35
 TOTAL RETURN(2)                                               %         16.51
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       137,184
 Ratios to average net assets:
 Net expenses after expense reimbursement/recoupment(3)(4)     %          1.20
 Gross expenses prior to expense reimbursement/recoupment(4)   %          1.20
 Net investment income after expense
 reimbursement/recoupment(3)(4)                                %          1.02
 Portfolio turnover rate                                       %            85


--------------------------------------------------------------------------------


                                                                                             CLASS Q
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
                                                                 ----------------------------------------------------------------
                                                                   2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                      $         40.53         31.34         27.11         19.54         23.19
 Income (loss) from investment operations:
 Net investment income (loss)                            $          0.37          0.43**        0.10          0.21          0.04
 Net realized and unrealized gain (loss) on
 investments                                             $         10.16          8.66          4.13          7.36         (3.69)
 Total from investment operations                        $         10.53          9.09          4.23          7.57         (3.65)
 Less distributions from:
 Net investment income                                   $          0.41            --          0.01            --            --
 Total distributions                                     $          0.41            --          0.01            --            --
 Payment by affiliate                                    $            --          0.10          0.01            --            --
 Net assets, value end of year                           $         50.65         40.53         31.34         27.11         19.54
 TOTAL RETURN(2)                                         %         26.14         29.32++       15.66+        38.74        (15.74)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                         $        82,245        57,846        61,166        79,140        70,404
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)                             %          1.48          1.49          1.50          1.59          1.55
 Gross expenses prior to expense
 reimbursement/recoupment                                %          1.48          1.49          1.47          1.58          1.59
 Net investment income after expense
 reimbursement/recoupment(3)                             %          0.83          1.18          0.28          0.35          0.07
 Portfolio turnover rate                                 %            85           124           106           114           149


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.


(3) The Adviser has agreed to limit expenses, (excluding, interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by ING Investments within three years of being incurred.



(4) Annualized for periods less than one year.


* Amount represents less than $0.005 per share.

** Per share data calculated using average number of shares outstanding throughout the period.


+ In 2004, the Sub-Adviser fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.07%.



++ In 2005, 0.36% of the total return on Class Q consists of a payment by affiliate. Excluding this item, total return would have been 28.96% on Class Q.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING International SmallCap Fund       73

ING INTERNATIONAL VALUE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. For the years ended October 31, 2006, 2005, 2004 and 2003, the financial statements have been audited by KPMG LLP, an independent registered public accounting firm. For the period ended October 31, 2002, the financial information was audited by other independent auditors.



                                                                                             CLASS I
                                                                     -------------------------------------------------------
                                                                                     YEAR ENDED OCTOBER 31,
                                                                     -------------------------------------------------------
                                                                       2006         2005        2004       2003       2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $         18.38        16.96      13.74      10.43      12.35
 Income (loss) from investment operations:
 Net investment income                                         $          0.25         0.20       0.16       0.13       0.16
 Net realized and unrealized gain (loss) on investments        $          4.60         2.31       3.20       3.48      (1.68)
 Total from investment operations                              $          4.85         2.51       3.36       3.61      (1.52)
 Less distributions from:
 Net investment income                                         $          0.24         0.29       0.14       0.10       0.14
 Net realized gains on investments                             $          1.41         0.80         --       0.20       0.26
 Total distributions                                           $          1.65         1.09       0.14       0.30       0.40
 Payment by affiliate                                          $            --         0.00*        --         --         --
 Net asset value, end of year                                  $         21.58        18.38      16.96      13.74      10.43
 TOTAL RETURN(1)                                               %         28.15        15.42+     24.67      35.58     (12.89)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     1,728,560    1,221,594    831,142    482,047    372,352
 Ratios to average net assets:
 Net expenses after brokerage commission recapture             %          1.22         1.23       1.21       1.29       1.32
 Gross expenses prior to brokerage commission recapture        %          1.22         1.23       1.21       1.29       1.32
 Net investment income after brokerage commission recapture    %          1.26         1.18       1.18       1.12       1.04
 Portfolio turnover rate                                       %            25           21         29          9         20


--------------------------------------------------------------------------------


                                                                                               CLASS Q
                                                                       --------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                       --------------------------------------------------------
                                                                         2006        2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                              $       18.37*      16.94       13.73       10.44       12.34
 Income (loss) from investment operations:
 Net investment income                                           $        0.21*       0.19        0.14        0.10        0.07
 Net realized and unrealized gain (loss) on investments          $        4.59        2.29        3.17        3.49       (1.63)
 Total from investment operations                                $        4.80        2.48        3.31        3.59       (1.56)
 Less distributions from:
 Net investment income                                           $        0.19        0.25        0.10        0.10        0.08
 Net realized gains on investments                               $        1.41        0.80          --        0.20        0.26
 Total distributions                                             $        1.60        1.05        0.10        0.30        0.34
 Payment by affiliate                                            $          --        0.00**        --          --          --
 Net asset value, end of year                                    $       21.57       18.37       16.94       13.73       10.44
 TOTAL RETURN(1)                                                 %       27.82       15.20+      24.32       35.37      (13.11)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                 $      26,383      27,993      28,862      29,319      29,836
 Ratios to average net assets:
 Net expenses after brokerage commission recapture               %        1.47        1.48        1.46        1.54        1.49
 Gross expenses prior to brokerage commission recapture          %        1.47        1.48        1.46        1.54        1.49
 Net investment income after brokerage commission recapture      %        1.06        0.99        0.89        0.87        0.63
 Portfolio turnover rate                                         %          25          21          29           9          20


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.


* Amount represents less than $0.005 per share.


** Per share data calculated using average number of shares outstanding throughout the period.


+ In 2005, there was no impact on total return due to payment by affiliate.

 74      ING International Value Fund

FINANCIAL HIGHLIGHTS                         ING INTERNATIONAL VALUE CHOICE FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                     CLASS I
                                                                   ------------
                                                                   DECEMBER 21,
                                                                    2005(1) TO
                                                                   OCTOBER 31,
                                                                       2006
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       11.04
 Income from investment operations:
 Net investment income                                         $        0.16*
 Net realized and unrealized gain on investments               $        1.22
 Total from investment operations                              $        1.38
 Less distributions from:
 Net investment income                                         $          --
 Net realized gain on investments                              $          --
 Total distributions                                           $          --
 Net asset value, end of period                                $       12.42
 TOTAL RETURN(2)                                               %       12.50
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      36,899
 Ratios to average net assets:
 Net expenses after expense reimbursement and brokerage
 commission recapture(3)(4)                                    %        1.34
 Net expenses after expense reimbursement and prior to
 brokerage commission recapture(3)(4)                          %        1.35
 Gross expenses prior to expense reimbursement and brokerage
 commission recapture(3)                                       %        1.36
 Net brokerage income after expense reimbursement and
 brokerage commission recapture(3)(4)                          %        1.56
 Portfolio turnover rate                                       %          31


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


* Per share data calculated using average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    ING International Value Choice Fund       75

ING GLOBAL BOND FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                       CLASS I
                                                                     -----------
                                                                      JUNE 30,
                                                                     2006(1) TO
                                                                     OCTOBER 31,
                                                                        2006
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        10.00
 Income from investment operations:
 Net investment income                                         $         0.09*
 Net realized and unrealized gain on investments               $         0.23
 Total from investment operations                              $         0.32
 Less distributions from:
 Net investment income                                         $         0.07
 Total distributions                                           $         0.07
 Net asset value, end of period                                $        10.25
 TOTAL RETURN(2)                                               %         3.23
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         0.55
 Gross expenses prior to expense reimbursement(3)              %         1.03
 Net investment income after expense reimbursement(3)(4)       %         2.68
 Portfolio turnover rate                                       %          451


--------------------------------------------------------------------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.


* Per share data calculated using average number of shares outstanding throughout the period.

 76      ING Global Bond Fund

In addition to the Funds offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund

ING Growth and Income Fund

ING Real Estate Fund

DOMESTIC EQUITY GROWTH FUNDS
ING 130/30 Fundamental Research Fund
ING Disciplined LargeCap Fund
ING Fundamental Research Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund
ING LargeCap Value Fund
ING Value Choice Fund

FIXED-INCOME FUNDS
ING GNMA Income Fund
ING Intermediate Bond Fund

GLOBAL EQUITY FUND
ING Global Science and Technology Fund

INTERNATIONAL EQUITY FUND
ING International Growth Equity Fund

INTERNATIONAL FUND-OF-FUNDS
ING Diversified International Fund

LOAN PARTICIPATION FUND
ING Senior Income Fund

MONEY MARKET FUND

ING Money Market Fund


STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE
FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Funds' annual/semi-annual
shareholder reports, you will find a
discussion of the recent market
conditions and principal investment
strategies that significantly affected
the Funds' performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed
information about the Funds. The SAI is
legally part of this Prospectus (it is
incorporated by reference). A copy has
been filed with the SEC.

Please write, call or visit our website
for a free copy of the current
annual/semi-annual shareholder reports,
the SAI or other Fund information. To
make shareholder inquiries contact:

To make shareholder inquiries contact:

THE ING FUNDS

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:


U.S. SECURITIES AND EXCHANGE COMMISSION
100 F Street, NE
Public Reference Section
Washington, D.C. 20549

or at the e-mail address:
PUBLICINFO@SEC.GOV

Or obtain the information at no cost by
visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Funds' SEC file number. The file numbers are as follows:


ING Mayflower Trust                                 811-07978
    ING International Value Fund
ING Mutual Funds                                    811-07428
    ING Disciplined International SmallCap Fund
    ING Emerging Countries Fund
    ING Emerging Markets Fixed Income Fund
    ING Foreign Fund
    ING Global Bond Fund
    ING Global Equity Dividend Fund
    ING Global Real Estate Fund
    ING Global Value Choice Fund
    ING Greater China Fund
    ING Index Plus International Equity Fund
    ING International Capital Appreciation Fund
    ING International Growth Opportunities Fund
    ING International Real Estate Fund
    ING International SmallCap Fund
    ING International Value Choice Fund
    ING International Value Opportunities Fund



[ING FUNDS LOGO]                                  PRPRO-UINTIQ     (0207-022807)

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2007

                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 (800) 992-0180

                               ING MAYFLOWER TRUST
                          ING International Value Fund

                                ING MUTUAL FUNDS


                   ING Disciplined International SmallCap Fund


                           ING Emerging Countries Fund
                     ING Emerging Markets Fixed Income Fund
                                ING Foreign Fund
                              ING Global Bond Fund
                         ING Global Equity Dividend Fund
                        ING Global Natural Resources Fund
                           ING Global Real Estate Fund
                          ING Global Value Choice Fund
                             ING Greater China Fund
                    ING Index Plus International Equity Fund
                   ING International Growth Opportunities Fund
                   ING International Capital Appreciation Fund
                       ING International Real Estate Fund
                         ING International SmallCap Fund
                       ING International Value Choice Fund
                   ING International Value Opportunities Fund
                                 ING Russia Fund

         CLASS A, CLASS B, CLASS C, CLASS I, CLASS O AND CLASS Q SHARES





     This Statement of Additional Information ("SAI") relates to the series listed above (each a "Fund" and collectively the "Funds") of each investment company listed above (each a "Trust"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Funds dated February 28, 2007, which provide the basic information you should know before investing in the Funds, may be obtained without charge from the Funds or the Funds' principal underwriter, ING Funds Distributor, LLC ("Distributor"), at the address listed above. This SAI is not a prospectus, but is incorporated herein by reference, and should be read in conjunction with the Prospectuses, each dated February 28, 2007, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.



     The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Funds' (except ING Disciplined International SmallCap Fund and ING International Value Opportunities Fund) financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated October 31, 2006, are incorporated herein by reference. Copies of the Funds' Prospectuses and annual or semi-annual shareholder reports (when available for ING Disciplined International SmallCap Fund and ING International Value Opportunities Fund) may be obtained upon request and without charge by contacting the Funds at the address and phone number written above. Copies of ING Global Equity Dividend Fund and ING Global Real Estate Fund Class O shares' Prospectus and annual or semi-annual shareholder reports (when available) may be obtained by calling 1-866 BUY-FUND (1-866-289-3863) or by writing to ING DIRECT Securities, Inc. P.O. Box 15647 Wilmington, DE 19885-5647. Class O shares of Global Equity Dividend Fund and Global Real Estate Fund are not currently available. Terms used in this SAI have the same meaning as in the Prospectuses and some additional terms are defined particularly for this SAI.

                                TABLE OF CONTENTS


HISTORY OF THE FUNDS......................................................     4
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS....................     7
INVESTMENT RESTRICTIONS...................................................    64
PORTFOLIO TURNOVER........................................................    91
DISCLOSURE OF THE FUNDS' PORTFOLIO SECURITIES.............................    92
MANAGEMENT OF EACH TRUST..................................................    94
   Management of each Trust...............................................    94
   Board..................................................................   100
   Frequency of Board Meetings............................................   100
TRUSTEE OWNERSHIP OF SECURITIES...........................................   102
COMPENSATION OF TRUSTEES..................................................   106
CODE OF ETHICS............................................................   111
PROXY VOTING PROCEDURES...................................................   111
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS................................   111
ADVISER...................................................................   123
EXPENSE LIMITATION AGREEMENTS.............................................   127
SUB-ADVISERS..............................................................   129
RULE 12B-1 PLANS..........................................................   165
ADMINISTRATOR.............................................................   171
PORTFOLIO TRANSACTIONS....................................................   173
PURCHASE AND REDEMPTION OF SHARES.........................................   178
   Special Purchases at Net Asset Value - Class A Shares..................   178
   Letters of Intent and Rights of Accumulation - Class A Shares..........   180
   Redemptions............................................................   181
   Reinstatement Privilege - Class B and Class C Shares...................   183
   Conversion of Class B Shares...........................................   183
   Dealer Commissions and Other Incentives................................   183
SHAREHOLDER INFORMATION...................................................   185
SHAREHOLDER SERVICES AND PRIVILEGES.......................................   186
   Self-Employed and Corporate Retirement Plans...........................   186
   Individual Retirement Accounts.........................................   187
   Telephone Redemption and Exchange Privileges...........................   187
   Systematic Withdrawal Plan.............................................   188
   Systematic Investment..................................................   189
   Shareholder Information................................................   189
   Signature Guarantee....................................................   189
NET ASSET VALUE...........................................................   189
TAX CONSIDERATIONS........................................................   191
DISTRIBUTOR...............................................................   201
CALCULATION OF PERFORMANCE DATA...........................................   204
PERFORMANCE COMPARISONS...................................................   207
DISTRIBUTIONS.............................................................   212
   Other Information......................................................   213
   Reports to Shareholders................................................   213
   Declaration of Trust...................................................   213
   Declaration of Trust...................................................   213
FINANCIAL STATEMENTS......................................................   213
APPENDIX A- PROXY VOTING PROCEDURES AND GUIDELINES........................   215

                              HISTORY OF THE FUNDS

     On December 17, 2001, the Boards of Trustees (the "Board") of each of the various ING Funds approved plans of reorganization which were intended to decrease the number of corporate entities under which the ING Funds are organized ("Reorganization") and to align the open-end funds with similar open-end funds that share the same prospectus. The Reorganization only resulted in a change in corporate form of some of the ING Funds, with no change in the substance or investment aspects of the Funds. The Reorganization was consummated to align the ING Funds' corporate structures and expedite the ING Funds' required filings with the SEC. Shareholders of ING International Value Fund ("International Value Fund") did not approve the Reorganization; therefore the Fund remains part of ING Mayflower Trust.


     As a result of the Reorganization, the following ING Funds reorganized into series of ING Mutual Funds: ING Global Real Estate Fund ("Global Real Estate Fund"); ING International Growth Opportunities Fund (formerly known as ING International Fund) ("International Growth Opportunities Fund"); ING Global Natural Resources Fund (formerly known as ING Precious Metals Fund) ("Global Natural Resources Fund"); and ING Russia Fund ("Russia Fund") (collectively, the "Reorganizing Funds"). In this regard, the Board approved the creation of a new series of ING Mutual Funds to serve as "shells" (the "Shell Funds") into which Reorganized Funds were reorganized. The plans of the reorganization provided for, among other things, the transfer for assets and liabilities of the Reorganizing Funds into the Shell Funds. Prior to September 21, 2002, the effective date of the Reorganization, the Shell Funds had only nominal assets. For accounting purposes, each Reorganizing Fund is considered the surviving entity, and the financial highlights shown for periods prior to September 21, 2002 are the financial highlights of the Reorganizing Fund. ING Emerging Countries Fund ("Emerging Countries Fund"), ING Foreign Fund ("Foreign Fund"), ING Global Equity Dividend Fund ("Global Equity Dividend Fund"), ING International SmallCap Fund ("International SmallCap Fund") and ING Global Value Choice Fund ("Global Value Choice Fund") were originally organized as series of ING Mutual Funds, and were not involved in the Reorganization.


                              HISTORY OF THE TRUSTS

ING MUTUAL FUNDS


     ING Mutual Funds is a Delaware statutory trust registered as an open-end, management investment company. ING Mutual Funds was organized in 1992 and currently consists of eight non-diversified series: ING Disciplined International SmallCap Fund ("Disciplined International SmallCap Fund"), ING Emerging Markets Fixed Income Fund ("Emerging Markets Fixed Income Fund"), ING Global Bond Fund ("Global Bond Fund"), ING Greater China Fund ("Greater China Fund"), Global Real Estate Fund, ING International Real Estate Fund ("International Real Estate Fund"), Global Natural Resources Fund and Russia Fund; and eleven diversified series, ten of which, Emerging Countries Fund, Foreign Fund, Global Equity Dividend Fund, Global Value Choice Fund, ING Index Plus International Equity Fund ("Index Plus International Equity Fund"), International Growth Fund, ING International Capital Appreciation Fund ("International Capital Appreciation Fund"), International SmallCap Fund, ING International Value Choice Fund ("International Value Choice Fund") and ING International Value Opportunities Fund ("International Value Opportunities Fund") are discussed in this SAI. For information regarding ING Diversified International Fund, please refer to its prospectus and SAI dated February 28, 2007. Prior to a reorganization of ING Mutual Funds, which became effective on July 24, 1998, ING Mutual Funds offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust ("Master Trust"). The July 24, 1998 reorganization eliminated this two-tiered "master-feeder" structure.

     On March 15, 1999, the name of ING Mutual Funds was changed from "Nicholas-Applegate Mutual Funds" to "Pilgrim Mutual Funds," and the name of each Fund was changed as follows:


                       Old Name                                            New Name
                       --------                                            --------
Nicholas-Applegate Worldwide Growth Fund                 Pilgrim Worldwide Growth Fund
Nicholas-Applegate International Small Cap Growth Fund   Pilgrim International Small Cap Growth Fund
Nicholas-Applegate Emerging Countries Fund               Pilgrim Emerging Countries Fund


     On March 1, 2005, the name of the International SmallCap Fund was changed from "ING International SmallCap Growth Fund" to "ING International SmallCap Fund." On May 24, 1999, the name of the International SmallCap Growth Fund was changed from "Pilgrim International SmallCap Growth Fund" to "ING International SmallCap Growth Fund."


     On February 1, 2005, the name of Global Value Choice Fund was changed from "ING Worldwide Growth Fund" to "ING Global Value Choice Fund."


     On March 1, 2002, the name of ING Mutual Funds was changed from "Pilgrim Mutual Funds" to "ING Mutual Funds" and the name of each Fund was changed as follows:

                 Old Name                                   New Name
                 --------                                   --------
Pilgrim Worldwide Growth Fund                ING Worldwide Growth Fund
Pilgrim International SmallCap Growth Fund   ING International SmallCap Growth Fund
Pilgrim Emerging Countries Fund              ING Emerging Countries Fund

     On July 1, 2003, Foreign Fund was organized as a series of Mutual Funds.

     On September 2, 2003, Global Equity Dividend Fund was organized as a series of Mutual Funds.

     On January 31, 2005, International Value Choice Fund was organized as a separate series of the Trust.

     On December 7, 2005, Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund and International Capital Appreciation Fund were organized as a separate series of the Trust.

     On February 28, 2006, International Real Estate Fund was organized as a separate series of the Trust.

     On June 16, 2006, Global Bond Fund was organized as a separate series of the Trust.


     On October 9, 2006, the name of ING Precious Metals Fund was changed to ING Global Natural Resources Fund.


     On February 28, 2007, the name of ING International Fund was changed to ING International Growth Opportunities Fund.


     On December 7, 2006, Disciplined International SmallCap Fund was organized as a separate series of the Trust.


     On February 28, 2007, International Value Opportunities Fund was organized as a separate series of the Trust.

     SET FORTH BELOW IS INFORMATION ABOUT CERTAIN FUNDS PRIOR TO THE APPROVAL OF THE REORGANIZATION:

     ING GLOBAL REAL ESTATE FUND. Prior to the Reorganization, Global Real Estate Fund was organized as a series of ING Funds Trust ("Funds Trust"), a Delaware business trust registered as an open-end, management investment company. Funds Trust was organized on July 30, 1998. Global Real Estate Fund is a non-diversified fund. On February 28, 2001, the name of the Fund was changed as follows:

          Old Name                        New Name
          --------                        --------
ING Global Real Estate Fund   Pilgrim Global Real Estate Fund

     On March 1, 2002, the name of the Fund was changed as follows:

            Old Name                        New Name
            --------                        --------
Pilgrim Global Real Estate Fund   ING Global Real Estate Fund

     ING INTERNATIONAL GROWTH OPPORTUNITIES FUND (FORMERLY KNOWN AS ING INTERNATIONAL FUND). Prior to the Reorganization, ING International Growth Opportunities Fund was the sole series of ING International Fund, Inc. ING International Fund, Inc. was a corporation organized under the laws of the State of Maryland on November 23, 1993 under the name of Lexington International Fund, Inc. The name of the Fund was changed on July 26, 2000 from "Lexington International Fund" to "Pilgrim International Fund." On March 1, 2002, the name of International Fund was changed from "Pilgrim International Fund" to "ING International Fund." On February 28, 2007, the name of ING International Fund was changed to ING International Growth Opportunities Fund.

     ING GLOBAL NATURAL RESOURCES FUND (FORMERLY KNOWN AS ING PRECIOUS METALS
FUND). Prior to the Reorganization, Precious Metals Fund was the sole series of ING Precious Metals Fund, Inc. ING Precious Metals Fund, Inc. was a corporation formed under the laws of the State of Maryland on May 11, 1988 under the name of "Lexington Goldfund, Inc." ING Precious Metals Fund, Inc. was originally organized as a Delaware corporation on December 3, 1975. The name of Precious Metals Fund was changed on July 26, 2000 from "Lexington Goldfund" to "Pilgrim Gold Fund." The Precious Metals Fund name was changed on March 1, 2001 to "Pilgrim Precious Metals Fund." On March 1, 2002, the name of Precious Metals Fund was changed from "Pilgrim Precious Metals Fund" to "ING Precious Metals Fund."

     ING RUSSIA FUND. Prior to the Reorganization, Russia Fund was the sole series of ING Russia Fund, Inc. ING Russia Fund, Inc. was a corporation organized under the laws of the State of Maryland on November 20, 1995. The name of Russia Fund was changed on April 2, 1996 from "Lexington Russia Fund" to "Lexington Troika Dialog Russia Fund," and on July 26, 2000, to "Pilgrim Troika Dialog Russia Fund." The name of "Pilgrim Troika Dialog Russia Fund" was changed on March 1, 2001 to "Pilgrim Russia Fund." On March 1, 2002, the name of Russia Fund was changed from "Pilgrim Russia Fund" to "ING Russia Fund."

ING MAYFLOWER TRUST

     ING Mayflower Trust is a Massachusetts business trust registered as an open-end, management investment company. ING Mayflower Trust currently consists of one separately managed, diversified series, International Value Fund, which is discussed in this SAI. ING Mayflower Trust was organized in 1993. International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of Brandes Investment Trust. It was reorganized on April 21, 1997 as Northstar International Value Fund, a series of ING Mayflower Trust.

     On November 1, 1999, the name of ING Mayflower Trust was changed from "Northstar Trust" (formerly Northstar Advantage Trust) to "Pilgrim Mayflower Trust." On the same date, the name of "Northstar International Value Fund" was changed to "Pilgrim International Value Fund." On March 1, 2002, the name of ING Mayflower Trust was changed from "Pilgrim Mayflower Trust" to "ING Mayflower Trust" and the name of International Value Fund was changed from "Pilgrim International Value Fund" to "ING International Value Fund."

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

DIVERSIFICATION


     Each Fund, except Disciplined International SmallCap Fund, Emerging Markets Fixed Income Fund, Global Bond Fund, Greater China Fund, Global Real Estate Fund, International Real Estate Fund, Global Natural Resources Fund and Russia Fund, is "diversified" within the meaning of the Investment Company Act of 1940, as amended, ("1940 Act"). In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).



     Non-Diversified Investment Companies. Disciplined International SmallCap Fund, Emerging Markets Fixed Income Fund, Global Bond Fund, Global Natural Resources Fund, Greater China Fund, Global Real Estate Fund, International Real Estate Fund and Russia Fund are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause a Fund's share price to fluctuate more than that of a diversified investment company.


CONCENTRATION


     Global Real Estate Fund, International Real Estate Fund, and Global Natural Resources Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in these assets at all times. Greater China Fund and Russia Fund each concentrates its assets in securities of a single region of the world. As a result, the Funds may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by the adviser or sub-advisers in managing the Funds described in this SAI. The table has been marked to indicate those securities and investment techniques that the adviser and the sub-advisers may use to manage a Fund. A Fund may use any or all of these techniques at any one time, and the fact that a Fund may use a technique does not mean that the technique will be used. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this SAI, as well as the federal securities laws. There can be no assurance that any of the Funds will achieve their investment objectives. The Funds' investment objectives, policies, investment strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy. See each Fund's fundamental investment restrictions for further information.

                                              EMERGING
                            DISC              MARKETS                  GLOBAL  GLOBAL GLOBAL
                            INTL    EMERGING   FIXED           GLOBAL  EQUITY   VALUE  REAL  GREATER
                          SMALLCAP COUNTRIES   INCOME  FOREIGN  BOND  DIVIDEND CHOICE ESTATE  CHINA
INVESTMENTS(1)              FUND     FUND       FUND     FUND   FUND    FUND    FUND   FUND    FUND
--------------            -------- --------- --------- ------- ------ -------- ------ ------ -------
EQUITY INVESTMENTS(2)
Common Stock                  X        X                  X       X       X       X      X      X
Convertible Securities        X        X         X        X       X       X       X      X      X
IPOs                          X        X                  X       X       X       X      X      X
Preferred Stock               X        X                  X       X       X       X      X      X
Synthetic Convertible
   Securities (3)             X        X                  X       X       X       X      X      X
FOREIGN AND EMERGING
   MARKET INVESTMENTS (4)
ADRs / EDRs / GDRs            X        X                  X       X       X       X      X      X
Eurodollar Convertible
   Securities                 X        X         X        X       X       X       X      X      X
Eurodollar & Yankee
   Dollar Instruments         X        X         X        X       X       X       X      X      X
Foreign and Emerging
   Market Securities          X        X         X        X       X       X       X      X      X
Foreign Bank Obligations
   (5)                        X        X         X        X       X       X       X      X      X
Foreign Currency Exchange
   Transactions               X        X         X        X       X       X       X      X      X
Foreign Mortgage-Related
   Securities                 X        X         X                X                             X
International Debt
   Securities                 X        X         X        X       X       X       X      X      X
Sovereign Debt Securities     X        X         X        X       X       X       X      X      X
Supranational Agencies(6)     X                  X                X                             X
FIXED INCOME
   INVESTMENTS(7)
ARMs                          X        X                  X       X       X       X      X      X
Asset Backed Securities       X        X                  X       X       X       X      X      X

                                                  INDEX
                                    INT.    INT.   PLUS                  INT.   INT.  GLOBAL
                            INT.    REAL  CAPITAL  INT.    INT.    INT.  VALUE VALUE NATURAL
                           GROWTH  ESTATE  APPREC EQUITY SMALLCAP VALUE CHOICE  OPP    RES   RUSSIA
INVESTMENTS(1)            OPP FUND  FUND    FUND   FUND    FUND    FUND  FUND   FUND   FUND   FUND
--------------            -------- ------ ------- ------ -------- ----- ------ ----- ------- ------
EQUITY INVESTMENTS(2)
Common Stock                  X       X      X       X       X      X      X     X      X       X
Convertible Securities        X       X      X       X       X      X      X     X      X       X
IPOs                          X       X      X       X       X      X      X     X      X       X
Preferred Stock               X       X      X       X       X      X      X     X      X       X
Synthetic Convertible
   Securities (3)             X       X      X       X       X      X      X     X      X       X
FOREIGN AND EMERGING
   MARKET INVESTMENTS (4)
ADRs / EDRs / GDRs            X       X      X       X       X      X      X     X      X       X
Eurodollar Convertible
   Securities                 X       X      X       X       X      X      X     X      X       X
Eurodollar & Yankee
   Dollar Instruments         X       X      X       X       X      X      X     X      X       X
Foreign and Emerging
   Market Securities          X       X      X       X       X      X      X     X      X       X
Foreign Bank Obligations
   (5)                        X       X      X       X       X      X      X     X      X       X
Foreign Currency Exchange
   Transactions               X       X      X       X       X      X      X     X      X       X
Foreign Mortgage-Related
   Securities                 X              X       X       X      X            X      X
International Debt
   Securities                 X       X      X               X      X      X     X      X       X
Sovereign Debt Securities     X       X      X               X      X      X     X      X       X
Supranational Agencies(6)     X              X       X                           X      X
FIXED INCOME
   INVESTMENTS(7)
ARMs                          X       X                      X      X      X     X      X       X
Asset Backed Securities       X       X      X       X       X      X      X     X      X       X

                                              EMERGING
                            DISC              MARKETS                  GLOBAL  GLOBAL GLOBAL
                            INTL    EMERGING   FIXED           GLOBAL  EQUITY   VALUE  REAL  GREATER
                          SMALLCAP COUNTRIES   INCOME  FOREIGN  BOND  DIVIDEND CHOICE ESTATE  CHINA
INVESTMENTS(1)              FUND     FUND       FUND     FUND   FUND    FUND    FUND   FUND    FUND
--------------            -------- --------- --------- ------- ------ -------- ------ ------ -------
Banking Industry
   Obligations(11)                     X                  X       X       X       X      X      X
Corporate Debt
   Securities(8)              X        X         X        X       X       X       X      X      X
Credit Linked Notes           X                  X                X
Floating or Variable Rate
   Instruments                X        X         X        X       X       X       X      X      X
GICs                          X                                   X       X              X
Government Trust
   Certificates               X                                   X
GNMA Certificates             X        X                  X       X       X       X      X
High-Yield Securities         X        X         X        X       X       X                     X
Mortgage-Related
   Securities(9, 10)          X        X                  X       X       X       X      X      X
Municipal Securities          X        X                          X       X       X      X
Municipal Lease
   Obligations                X                                   X
Savings Association
   Obligations                                                    X
Short-Term Investments        X        X         X        X       X       X       X      X      X
Subordinated Mortgage
   Securities                 X        X                  X       X       X       X      X      X
Tax Exempt Industrial
   Development Bonds and
   Pollution Control
   Bonds                      X                                   X
U.S. Government
   Securities                 X        X         X        X       X       X       X      X      X
Zero Coupon and
   Pay-In-Kind Securities              X         X        X       X       X       X      X      X
OTHER INVESTMENTS
Derivatives(12, 13)           X        X         X        X       X       X       X      X
Dealer Options                X        X         X        X       X       X       X      X      X
Financial Futures
   Contracts and Related
   Options(14)                X        X         X        X       X       X       X      X      X

                                                  INDEX
                                    INT.    INT.   PLUS                  INT.   INT.  GLOBAL
                            INT.    REAL  CAPITAL  INT.    INT.    INT.  VALUE VALUE NATURAL
                           GROWTH  ESTATE  APPREC EQUITY SMALLCAP VALUE CHOICE  OPP    RES   RUSSIA
INVESTMENTS(1)            OPP FUND  FUND    FUND   FUND    FUND    FUND  FUND   FUND   FUND   FUND
--------------            -------- ------ ------- ------ -------- ----- ------ ----- ------- ------
Banking Industry
   Obligations(11)            X       X      X       X       X      X      X     X      X       X
Corporate Debt
   Securities(8)              X       X      X               X      X      X     X      X       X
Credit Linked Notes           X                                                  X      X
Floating or Variable Rate
   Instruments                X       X      X       X       X      X      X     X      X       X
GICs                          X       X                                          X      X
Government Trust
   Certificates               X              X       X                           X      X
GNMA Certificates             X       X      X               X      X      X     X      X       X
High-Yield Securities                        X       X              X            X      X       X
Mortgage-Related
   Securities(9,10)           X       X      X       X       X      X      X     X      X       X
Municipal Securities          X       X                      X      X            X      X
Municipal Lease
   Obligations                X                                                  X      X
Savings Association
   Obligations                X                      X                           X      X
Short-Term Investments        X       X      X       X       X      X      X     X      X       X
Subordinated Mortgage
   Securities                 X       X                      X      X      X     X      X       X
Tax Exempt Industrial
   Development Bonds and
   Pollution Control
   Bonds                      X                                                  X      X
U.S. Government
   Securities                 X       X      X       X       X      X      X     X      X       X
Zero Coupon and
   Pay-In-Kind Securities     X       X                      X      X      X     X      X       X
OTHER INVESTMENTS
Derivatives(12,13)            X       X      X       X       X      X      X     X      X       X
Dealer Options                X       X              X       X      X      X     X      X       X
Financial Futures
   Contracts and Related
   Options(14)                X       X      X       X       X      X      X     X      X       X

                                              EMERGING
                            DISC              MARKETS                  GLOBAL  GLOBAL GLOBAL
                            INTL    EMERGING   FIXED           GLOBAL  EQUITY   VALUE  REAL  GREATER
                          SMALLCAP COUNTRIES   INCOME  FOREIGN  BOND  DIVIDEND CHOICE ESTATE  CHINA
INVESTMENTS(1)              FUND     FUND       FUND     FUND   FUND    FUND    FUND   FUND    FUND
--------------            -------- --------- --------- ------- ------ -------- ------ ------ -------
Foreign Currency Futures
   Contracts(15)              X        X         X        X       X       X       X      X      X
Foreign Currency Options      X                  X                X
Forward Currency
   Contracts                  X        X         X        X       X       X       X      X      X
Forward Foreign Currency
   Contracts                           X         X        X       X       X       X      X      X
Index-, Currency-, and
   Equity- Linked Debt
   Securities                 X        X         X        X       X       X       X      X      X
Index Warrants                         X                  X       X       X       X      X      X
Options on Futures                     X         X        X       X       X       X      X      X
Options on Securities and
   Indices                    X                                   X
Over the Counter Options      X        X         X        X       X       X       X      X      X
Put and Call Options          X        X         X        X       X       X       X      X      X
Stock Index
   Options(16)                X        X                  X       X       X       X      X      X
Straddles                     X        X                  X       X       X       X      X      X
Warrants(17)                  X        X         X        X       X       X       X      X      X
Writing Options
Gold & Other Precious
   Metals(18)                                             X               X
Loan Participation
   Agreements(12)             X        X         X        X       X       X       X      X      X
Other Investment
   Companies(19)              X        X         X        X       X       X       X      X      X
Private Funds(12)             X        X                  X       X       X       X      X      X
Real Estate Securities        X        X                  X       X       X       X      X      X
Restricted & Illiquid
   Securities(12)             X        X         X        X       X       X       X      X      X
Securities of Companies
   with Limited Operating
   Histories                  X        X         X        X       X       X       X      X      X
Senior Loans, Hybrid
   Loans and Subordinated
   and Unsecured Loans        X                                   X

                                                  INDEX
                                    INT.    INT.   PLUS                  INT.   INT.  GLOBAL
                            INT.    REAL  CAPITAL  INT.    INT.    INT.  VALUE VALUE NATURAL
                           GROWTH  ESTATE  APPREC EQUITY SMALLCAP VALUE CHOICE  OPP    RES   RUSSIA
INVESTMENTS(1)            OPP FUND  FUND    FUND   FUND    FUND    FUND  FUND   FUND   FUND   FUND
--------------            -------- ------ ------- ------ -------- ----- ------ ----- ------- ------
Foreign Currency Futures
   Contracts(15)              X       X      X       X       X      X      X     X      X       X
Foreign Currency Options
Forward Currency
   Contracts                  X       X      X               X      X      X     X      X       X
Forward Foreign Currency
   Contracts                  X       X      X               X      X      X     X      X       X
Index-, Currency-, and
   Equity- Linked Debt
   Securities                 X       X              X       X      X      X     X      X       X
Index Warrants                X       X                      X      X      X     X      X       X
Options on Futures            X       X              X       X      x      X     X              X
Options on Securities and
   Indices                                                   X
Over the Counter Options      X       X      X       X       X      X      X     X      X       X
Put and Call Options          X       X      X       X       X      X      X     X      X       X
   Stock Index
   Options(16)                X       X              X       X      X      X     X      X       X
Straddles                     X       X              X       X      X      X     X      X       X
Warrants(17)                  X       X      X       X       X      X      X     X      X       X
Writing Options                                                                  X
Gold & Other Precious
   Metals(18)                                                                           X
Loan Participation
   Agreements(12)            X       X                      X      X      X     X      X       X
Other Investment
   Companies(19)              X       X      X       X       X      X      X     X      X       X
Private Funds(12)             X       X                      X      X      X     X      X       X
Real Estate Securities        X       X      X       X       X      X      X     X      X       X
Restricted & Illiquid
   Securities(12)             X       X      X       X       X      X      X     X      X       X
Securities of Companies
   with Limited Operating
   Histories                  X       X      X               X      X      X     X      X       X
Senior Loans, Hybrid
   Loans and Subordinated
   and Unsecured Loans                                                           X

                                              EMERGING
                            DISC              MARKETS                  GLOBAL  GLOBAL GLOBAL
                            INTL    EMERGING   FIXED           GLOBAL  EQUITY   VALUE  REAL  GREATER
                          SMALLCAP COUNTRIES   INCOME  FOREIGN  BOND  DIVIDEND CHOICE ESTATE  CHINA
INVESTMENTS(1)              FUND     FUND       FUND     FUND   FUND    FUND    FUND   FUND    FUND
--------------            -------- --------- --------- ------- ------ -------- ------ ------ -------
TBA Sale Commitments          X        X                  X       X       X       X      X      X
INVESTMENT TECHNIQUES
Borrowing(20)                 X        X         X        X       X       X       X      X      X
Portfolio Hedging(21)                  X         X        X       X       X       X      X      X
Non-Heding Strategic
   Transactions               X
Lending of Portfolio
   Securities(22)             X        X         X        X       X       X       X      X      X
Repurchase Agreements(23)     X        X         X        X       X       X       X      X      X
Reverse Repurchase
   Agreements & Dollar
   Roll Transactions(24)      X        X         X        X       X       X       X      X      X
Securities, Interest Rate
   and Currency
   Swaps & Swap Options       X        X         X        X       X       X       X      X      X
Short Sales (26)              X        X         X        X       X       X       X
Swap Agreements and
   Options of Swap
   Agreements                 X
Temporary Defensive and
   Other Short-
   Term Positions             X        X         X        X       X       X       X      X      X
When Issued Securities &
   Delayed- Delivery
   Transactions(25)           X        X         X        X       X       X       X      X      X

                                                  INDEX
                                    INT.    INT.   PLUS                  INT.   INT.  GLOBAL
                            INT.    REAL  CAPITAL  INT.    INT.    INT.  VALUE VALUE NATURAL
                           GROWTH  ESTATE  APPREC EQUITY SMALLCAP VALUE CHOICE  OPP    RES   RUSSIA
INVESTMENTS(1)            OPP FUND  FUND    FUND   FUND    FUND    FUND  FUND   FUND   FUND   FUND
--------------            -------- ------ ------- ------ -------- ----- ------ ----- ------- ------
TBA Sale Commitments          X       X              X       X      X      X     X      X       X
INVESTMENT TECHNIQUES
Borrowing(20)                 X       X      X       X       X      X      X     X      X       X
Portfolio Hedging(21)         X       X      X               X      X      X     X      X       X
Non-Heding Strategic
   Transactions                                                                  X
Lending of Portfolio
   Securities(22)             X       X      X       X       X      X      X     X      X       X
Repurchase Agreements(23)     X       X      X       X       X      X      X     X      X       X
Reverse Repurchase
   Agreements & Dollar
   Roll Transactions(24)      X       X      X       X       X      X      X     X      X       X
Securities, Interest Rate
   and Currency
   Swaps & Swap Options       X       X                      X      X      X     X      X       X
Short Sales (26)              X                      X       X      X            X      X       X
Swap Agreements and
   Options of Swap
   Agreements                                                                    X
Temporary Defensive and
   Other Short-
   Term Positions             X       X      X       X       X      X      X     X      X       X
When Issued Securities &
   Delayed- Delivery
   Transactions(25)           X       X      X       X       X      X      X     X      X       X


(1) See each Fund's Fundamental Investment Restrictions for further information. The investment strategy contained in the prospectus may be modified by each Fund's Fundamental Investment Restrictions. The Fundamental Investment Restrictions for each Fund follow this "Description of the Funds and their Investments and Risks."


(2) Each Fund may invest in common stock, convertible securities, and other equity securities according to the investment strategy contained in the Prospectus.

(3) Illiquid securities limit is 15% of a Fund's net assets. The Funds may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.

(4) No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities.

(5)  Global Real Estate Fund will limit its investments to U.S.
     dollar-denominated obligations of foreign banks that are of an investment quality comparable to the obligations of U.S. banks which may be purchased by the Fund.

(6) International Growth Opportunities Fund and Global Natural Resources Fund may invest up to 10% of their net assets in securities of supranational agencies.

(7) With respect to International Growth Opportunities Fund, when the Fund's portfolio manager believes that debt securities will provide capital appreciation through favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers, the Fund may invest primarily in debt securities. With respect to Global Value Choice Fund's fundamental restrictions, the quality of fixed income securities the Fund may purchase are limited.

(8)  See restrictions in asset descriptions below.

(9) Global Value Choice Fund, International Value Fund and International Value Choice Fund may invest up to 5% of their net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when the Adviser or a Sub-Adviser believes that such investments are consistent with each Fund's investment objective.

(10) Global Real Estate Fund may invest in, but will not actively trade STRIPS.

(11) Investments in fixed time deposits subject to withdrawal penalties and maturing in more than 7 days may not exceed 15% of net assets of a Fund.

(12) Illiquid securities limit is 15% of a Fund's net assets.


(13) May invest in futures contracts and options on futures contracts for hedging purposes. Generally no more than 25% of a Fund's asset may be hedged. A Fund may not buy or sell futures contracts or options on futures if the margin deposits and premiums exceed 5% of the market value of the Fund's assets. International Value Choice Fund may only write call options if they are covered. International SmallCap Fund and Global Value Choice Fund may write covered call options and purchase put and call options on securities and stock indices for hedging purposes. Global Natural Resources Fund may purchase put options on stocks and currencies, and may purchase put and call options on stock indices. Russia Fund may purchase put and call options on securities, stocks indices, and currencies; may write put options on a covered basis; and may write call options on securities held by the Fund or which the Fund has the right to acquire without additional consideration. Russia Fund will not enter into options transactions on securities, stock indices, currencies, or futures if the sum of the initial margin deposits and premiums exceeds 5% of total assets. Russia Fund will not enter into options in excess of 25% of the Fund's total assets. International Value Fund may only write call options if they are covered. Global Real Estate Fund may purchase put and call options on securities and write covered put and call options on securities. Global Real Estate Fund may also purchase and write spread options. Global Real Estate Fund will purchase and write options only if a secondary market exists on an exchange or over-the-counter. International Growth Opportunities Fund may (i) purchase put options on securities and currencies, (ii) purchase put and call options on stock indices, and (iii) write call options on securities owned by the Fund or which the Fund has the right to acquire without additional consideration. The Fund will limit the writing of call options so that such transactions do not exceed 5% of Fund assets. The Fund will not purchase put and call options written by others and will not write put options.


(14) Global Real Estate Fund may purchase and sell interest rate futures contracts as a hedge against changes in the interest rate.

(15) These Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

(16) Global Real Estate Fund may purchase and write put and call options on securities indices and other indices (such as foreign currency indices) for hedging purposes.

(17) Limited to 5% of net assets for International SmallCap Fund, Emerging Countries Fund and Global Value Choice Fund.

(18) Global Natural Resources Fund may invest in gold bullion, silver, platinum and other precious metals. Global Natural Resources Fund intends to invest less than 50% of its assets directly in precious metals. Foreign Fund may invest up to 10% of net assets in gold bullion, silver, platinum and other precious metals.

(19) See each Fund's Fundamental Investment Restrictions for further information. Global Real Estate Fund may invest up to 10% of its total assets in other investment companies; may invest up to 5% of its total assets in any one investment company; and may acquire up to 3% of the outstanding voting securities of any investment company. 'Investment Companies' includes U.S. or foreign private limited partnerships, master limited partnerships, and investment funds.

(20) International Value Choice Fund and Russia Fund may each borrow up to 5% of its total assets for temporary or emergency purposes and may each borrow for the purpose of leverage, provided that asset coverage of 300% is maintained. International Value Fund may borrow up to 10% of its total assets for temporary or emergency purposes or the clearance of transactions, provided that the Fund will not make any investments while borrowings in excess of 5% of total assets are outstanding. Emerging Countries, International SmallCap, and Global Value Choice Funds may each borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes. Global Bond Fund, Global Real Estate Fund, International Growth Opportunities Fund and Global Natural Resources Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes or for leverage.

(21) May invest in futures contracts and options on futures contracts for hedging purposes. With the exception of ING Index Plus International Equity Fund, generally no more than 25% of a Fund's assets may be hedged. A Fund may not buy or sell futures contracts or options on futures if the margin deposits and premiums exceed 5% of the market value of the Fund's assets. Global Natural Resources Fund and Russia Fund may enter into interest rate futures contracts.

(22) In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33-1/3% (except Emerging Countries Fund, International SmallCap Fund and Global Value Choice Fund which may only lend up to 30%) of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Adviser or Sub-Adviser. No lending may be made with any companies affiliated with the Adviser or a Sub-Adviser.

(23) Global Natural Resources Fund and International Growth Opportunities Fund may enter into repurchase agreements with respect to any portfolio securities the Fund may acquire consistent with its investment objectives and policies, but intends to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies and instrumentalities, to meet anticipated redemptions or pending investments or reinvestment of Fund assets in portfolio securities. Russia Fund, International Growth Opportunities Fund and Global Natural Resources Fund will not enter into repurchase agreements maturing in more than seven days if the aggregate of such repurchase agreements and all other illiquid securities when taken together would exceed 15% of the total assets of the Fund.

(24) International Growth Opportunities Fund and Global Natural Resources Fund may enter into reverse repurchase agreements,that together with other permitted borrowings, may constitute up to 33 1/3% of a Fund's total assets.

(25) The Funds will not engage in when-issued, forward commitment, or delayed delivery securities transactions for speculation purposes, but only in furtherance of their investment objectives. A Fund (except Global Natural Resources Fund) will not purchase these securities if more than 15% of the Fund's total assets would be segregated to cover such securities.

(26) Foreign Fund will not make short sales of securities, other than short sales "against the box," in the manner otherwise permitted by the investment restrictions, policy and investment program of the Fund, as described in this SAI.

EQUITY INVESTMENTS

COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES

     COMMON STOCKS represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Except for the Funds noted in the chart above as non-diversified or concentrated, such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

     Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. PREFERRED STOCK, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     A CONVERTIBLE SECURITY is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

     "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.


INITIAL PUBLIC OFFERINGS

     Initial Public Offerings ("IPOs") occur when the company first offers securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.


     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to a Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.



     The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset bases are small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and, therefore, have a more limited effect on the Fund's performance.


     There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by the Funds may vary, decrease or entirely disappear. In some cases, the Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Funds to realize a profit.

FOREIGN AND EMERGING MARKET INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS


     American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

EURODOLLAR CONVERTIBLE SECURITIES


     Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange ("NYSE") or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry the same risks as investing in foreign securities.

FOREIGN AND EMERGING MARKET SECURITIES

     The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

FOREIGN BANK OBLIGATIONS

     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS


     Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Each Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds' portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



     Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of a Fund as a regulated investment company under the Internal Revenue Code, as amended ("Code").



FOREIGN MORTGAGE-RELATED SECURITIES


     Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

INTERNATIONAL DEBT SECURITIES

     International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs consistent with each Fund's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.


     In determining whether to invest in debt obligations of foreign issuers, a Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Funds' investment income may be received or realized in foreign currencies, the Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.

     Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933 (the "1933 Act"), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


SECURITIES OF FOREIGN ISSUERS

     Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.


     Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by a Fund should be considered incidental.


     For the purposes of Russia Fund section of the prospectus, and this SAI, a Russian company means a legal entity (i) that is organized under the laws of, or with a principal office and domicile in, Russia, (ii) for which the principal equity securities trading market is in Russia, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia or that has at least 50% of its assets situated in Russia.

     Russia Fund intends to invest its assets in Russian companies in a broad array of industries, including the following: oil and gas, energy generation and distribution, communications, mineral extraction, trade, financial and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Fund is not permitted to invest more than 25% of the value of its total assets in any one industry. It may, however, invest an unrestricted amount of its assets in the oil and gas industry. The Fund's investments will include investments in

Russian companies that have characteristics and business relationships common to companies outside of Russia. As a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

     Under current conditions, Russia Fund expects to invest at least 20% of its total assets in very liquid assets to maintain liquidity and provide stability. As the Russian equity markets develop, however, and the liquidity of Russian securities becomes less problematic, the Fund will invest a greater percentage of its assets in Russian equity securities.

     As further described above, Russia Fund is authorized to use various investment strategies, some or all of which may be classified as derivatives, to hedge various market risks and to enhance total return, which may be deemed a form of speculation. Subject to the requirements of the 1940 Act, Russia Fund may hedge up to 100% of its assets when deemed appropriate by the Adviser or Sub-Adviser. The Fund is also authorized to use investment strategies to manage the effective maturity or duration of debt securities or instruments held by the Fund, or to enhance the Fund's income or gain. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, most of these strategies are currently unavailable in Russia and may not become available in the future. Techniques and instruments may change over time, however, as new instruments and strategies are developed or regulatory changes occur.

RESTRICTIONS ON FOREIGN INVESTMENTS


     Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.



     The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, a Fund may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased and re-registered in the name of that Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a Fund of the ability to make its desired investment at that time.


     Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

     In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict a Fund's investments in certain foreign banks and other financial institutions.

     Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Fund's shares.

     RISKS OF INVESTING IN FOREIGN SECURITIES: Investments in foreign securities involve certain inherent risks, including the following:


     Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.


     Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.


     Taxes. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund.



     Costs. The expense ratios of a Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectuses, depending on the adviser's or sub-adviser's assessment of prevailing market, economic and other conditions.


SOVEREIGN DEBT SECURITIES


     Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which a Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

SUPRANATIONAL AGENCIES


     Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.



FIXED - INCOME INVESTMENTS


DEBT SECURITIES

     Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

ADJUSTABLE RATE MORTGAGE SECURITIES

     Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.


     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.


ASSET BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, each Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Funds must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Global Equity Dividend Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.


     Aircraft Lease Receivables -Aircraft lease receivables ("ALRs") are asset-backed securities. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the ALRs are not as sensitive to changes in interest rates. However, the ALRs may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.



     The non-mortgage-related asset-backed securities in which the Funds may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.


     The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.


BANKING INDUSTRY OBLIGATIONS/SHORT-TERM INVESTMENTS


     Banking industry obligations include certificates of deposit, bankers' acceptances, and fixed time deposits. The Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and
(ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Funds' investment is limited to the FDIC-insured amount of $100,000.


     BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million

(including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.



     A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.



     For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.


     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


     SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.


     COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

CORPORATE DEBT SECURITIES


     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High-Yield Securities" below.

     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB- from S&P's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.


CREDIT-LINKED NOTES


     A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for a Fund in accordance with the Fund's investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Funds cannot assure that they can implement a successful strategy regarding this type of investment.


FLOATING OR VARIABLE RATE INSTRUMENTS

     Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since a Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GUARANTEED INVESTMENT CONTRACTS


     Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.


GOVERNMENT TRUST CERTIFICATES


     Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal government of the United States of America (issued pursuant to Title III of the Foreign

Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES



     Certificates issued by the Government National Mortgage Association ("GNMA") Certificates evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Funds may purchase are the "modified pass-through" type.


     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of a Fund would be reduced.

HIGH-YIELD SECURITIES


     High-yield securities are debt securities that are rated lower than "Baa3" by Moody's or "BBB-" by S&P's, or of comparable quality if unrated.


     High-yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

     High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Fund's net asset value ("NAV"). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

     The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

     Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

RISKS ASSOCIATED WITH HIGH-YIELD SECURITIES

     The medium- to lower-rated and unrated securities in which the Funds invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

     High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.


     Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.


     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by the Funds defaults, the Funds may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Funds' NAV. Furthermore, in the case of high-yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

     Payment Expectations. High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.

     Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent the Funds own illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

     Taxation. Special tax considerations are associated with investing in high-yield securities structured as zero coupon or pay-in-kind securities. The Funds report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.


     Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Funds' investment objective may be more dependent on the adviser's or sub-adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The adviser or sub-adviser continually monitors the investments in the Funds' portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. The Funds may retain a security whose rating has been changed.


MORTGAGE-RELATED SECURITIES


     Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. "See, U.S. Government Securities" below.


     One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

     "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.



     The prices of high coupon U.S. government Agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.


     Certain Funds may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Adviser or Sub-Adviser may, consistent with the Funds' investment objectives, policies and restrictions, consider making investments in such new types of securities.

     Other types of mortgage-related securities in which the Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

     CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, certain Funds may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that:
(a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and
(d) are not registered or regulated under the 1940 Act as investment companies.

PRIVATELY ISSUED CMOS

     Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.


INTEREST/PRINCIPAL ONLY STRIPPED MORTGAGE-BACKED SECURITIES


     Stripped mortgage backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Adviser or a Sub-Adviser under guidelines and standards established by a Fund's Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

RISKS OF INVESTING IN MORTGAGE-RELATED SECURITIES

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

MUNICIPAL SECURITIES

     Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.


     In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.


     The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     MUNICIPAL LEASE OBLIGATIONS - These are lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.


SUBORDINATED MORTGAGE SECURITIES


     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Funds may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Funds by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Funds would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Adviser or Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Funds seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Adviser or Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Adviser or Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.


INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS - These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

U.S. GOVERNMENT SECURITIES

     Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

ZERO COUPON AND PAY-IN-KIND SECURITIES

     Zero coupon, or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

     Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Funds until the cash payment date or the securities mature. Under certain circumstances, the Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

     The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

OTHER INVESTMENTS

DERIVATIVES


     Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Funds to invest than "traditional" securities would.


     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as a Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Funds will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by the Funds. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If a Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Funds, the Funds might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Funds to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

DEALER OPTIONS

     Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.


     OPTIONS ON SECURITIES AND INDICES - The Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.


     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid the Sub-Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board.

     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."


     Risks Associated with Options on Securities and Indices - There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     FOREIGN CURRENCY OPTIONS - The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.


     The Fund may invest in futures contracts and options thereon ("futures options") including such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices. To the extent that the Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.



     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the Standard & Poor's 500(R) Composite

Stock Price Index ("S&P 500(R)"); the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.



     The Fund may purchase and write call and put futures options, as specified for that Fund in this SAI or the Prospectuses. Futures options possess many of the same characteristics as options on securities and indices (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.


     The Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities, which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     For a covered straddle consists of a call and a put written the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options - In general, the Fund intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance e with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts.

     Risks Associated with Futures and Futures Options - There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon - Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     EXCHANGE-TRADED OPTIONS generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For


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

example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS. Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities that it intends to purchase. A Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.


     Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA Certificates. Securities index futures contracts are currently traded with respect to the S&P 500(R) and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.


     An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.


     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.


     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options

     The purchase of options involves certain risks. If a put option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Funds to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

     The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

FOREIGN CURRENCY FUTURES CONTRACTS

     Foreign currency future contracts may be used for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future.

FOREIGN CURRENCY OPTIONS

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

     Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

OPTIONS ON SECURITIES AND INDICES


     The Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.


     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board.

     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."


     Risks Associated with Options on Securities and Indices - There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

OTC OPTIONS


     Over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Adviser or Sub-Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.


PURCHASING OPTIONS


     PURCHASING PUT AND CALL OPTIONS. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.


     If a put option is purchased, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.


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

     If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

STOCK INDEX OPTIONS


     Stock Index options include put and call options with respect to the S&P 500(R) and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.


     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Adviser's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Adviser or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

STRADDLES


     A straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


WARRANTS

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).


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     Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. Certain Funds will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.


WRITING OPTIONS

     Covered call options are considered "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices

     There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."


     In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" above.


INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES



     "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500(R) Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.



     Index and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser or Sub-Adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Restricted and Illiquid Securities" below.


INVESTMENTS IN GOLD AND OTHER PRECIOUS METALS

     Global Natural Resources Fund's performance and ability to meet its objective will generally be largely dependent on the market value of gold, silver, and other precious metals. The Fund's professional management seeks to maximize on advances and minimize on declines by monitoring and anticipating shifts in the relative values of silver and gold and the equity securities of companies engaged in mining or processing silver and gold ("silver-related securities" and "gold-related securities"). The Fund may also invest in other precious metals, including


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

platinum and palladium. A substantial portion of the Fund's investments will typically be in the securities of foreign issuers.

     Global Natural Resources Fund is of the belief that a silver and gold investment medium will, over the long term, protect capital from adverse monetary and political developments of a national or international nature and, in the face of what appears to be continuous worldwide inflation, may offer better opportunity for capital growth than many other forms of investment. Throughout history, silver and gold have been thought of as the most basic monetary standards. Investments in silver and gold may provide more of a hedge against currencies with declining buying power, devaluation, and inflation than other types of investments. Of course, there can be no assurance that management's belief will be realized or that the investment objective will be achieved.

     To the extent that investments in silver and gold and silver and gold related securities appreciate in value relative to the U.S. dollar, the Funds' investments may serve to offset erosion in the purchasing power of the U.S. dollar.

     Global Natural Resources Fund may invest in debt securities of companies engaged in mining and processing gold and silver. These debt securities can be expected to be comparable to that of other debt obligations and generally will not react to fluctuations in the price of gold and silver. An investment in the debt instruments of these companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investments in equity securities of companies engaged in such activities and can be expected to fluctuate inversely with prevailing interest rates.


     It is anticipated that, except for temporary defensive or liquidity purposes, 80% of the Fund's assets will be invested in precious metals and securities related to precious metals. At least 65% of the Fund's assets will normally be invested in gold bullion and the securities of companies primarily engaged in the exploration, mining, processing, fabrication or distribution of gold. At any time management deems it advisable for defensive or liquidity purposes, the Funds may hold cash or cash equivalents in the currency of any major industrial nation, and invest in, or hold unlimited amounts of debt obligations of the United States government or its political subdivisions, and money market instruments including repurchase agreements with maturities of seven days or less and Certificates of Deposit.


     It is the Adviser's present intention to manage the Fund's investments so that (i) less than half of the value of its portfolio will consist of silver, gold or other precious metals and (ii) more than half of the value of their portfolios will be invested in silver or gold-related securities, including securities of foreign issuers. Although the Fund's Board of Directors present policy prohibits investments in speculative securities trading at extremely low prices and in relatively illiquid markets, investments in such securities can be made when and if the Board determines such investments to be in the best interests of the Funds and their shareholders. The policies set forth in this paragraph are subject to change by the Board of Global Natural Resources Fund, in its sole discretion.

     Fluctuations in the Price of Gold and Silver. The prices of silver and gold have been subject to dramatic downward and upward price movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The price of silver and gold, in turn, is likely to affect the market prices of securities of companies mining or processing silver and gold, and accordingly, the value of the Funds' investments in such securities may also be affected.

     Potential Effect of Concentration of Source of Supply and Control of Sales. The two largest national producers of silver and gold bullion are the Republic of South Africa and the United States of America. Changes in political and economic conditions affecting either country may have direct impact on that country's sales of silver and gold. Under South African law, the only authorized sales agent for silver and gold produced in South Africa is the Reserve Bank of South Africa, which through its retention policies controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines silver and gold mining policy. South Africa depends in a certain measure on silver and gold sales for the foreign exchange necessary to finance its imports, and its sales policy is partly subject to national economic and political developments.


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

     Investments in Silver and Gold Bullion. Unlike certain more traditional investment vehicles such as savings deposits and stocks and bonds, which may produce interest or dividend income, silver and gold bullion earns no income return. Appreciation in the market price of silver and gold is the sole manner in which the Fund will be able to realize gains on its investment in silver and gold bullion. Furthermore, the Fund may encounter storage and transaction costs in connection with its ownership of silver and gold bullion which may be higher than those attendant to the purchase, holding and disposition of more traditional types of investments.

     International and Domestic Monetary Systems. Substantial amounts of silver and gold bullion serving as primary official reserve assets play a major role in the international monetary system. Since December 31, 1974, when it again became legal to invest in silver and gold, several new markets have developed in the United States. In connection with this legalization of silver ownership, the U.S. Treasury and the International Monetary Fund embarked upon programs to dispose of substantial amounts of silver and gold bullion.


LOAN PARTICIPATION AND ASSIGNMENTS


     A Fund's investment in LOAN PARTICIPATIONS typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     When the Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular assignments or participation when necessary to meet redemption of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participation also may make it more difficult for the Fund to value these securities for purposes of calculating its NAV.

OTHER INVESTMENT COMPANIES

     An Investment Company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.


     EXCHANGE-TRADED FUNDS ("ETFS") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are on exchanges and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.



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Additionally, when a Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETFs fees and expenses.



     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRS") - HOLDRs are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


SENIOR LOANS

     The Funds may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

     Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

     Senior Loans usually include restrictive covenants, which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

     Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

     In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.


     Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.


     Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the


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secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

     Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer covenants or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

     Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

PRIVATE FUNDS

     U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds are either investment companies for purposes of the 1940 Act or would be but for the exemptions provided in sections 3(C)(1) or 3(C)(7) of the 1940 Act the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

     Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

     The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.


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

     Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

     The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

     Private investment funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed income investments.

REAL ESTATE SECURITIES


     The Funds may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of the Funds' investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the Funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in

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such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Funds. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

RESTRICTED AND ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Funds' decision to dispose of these securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Funds. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Funds would be permitted to sell them. Thus, the Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Funds may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Funds at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Funds in good faith pursuant to procedures adopted by the Trust's Board.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Funds' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Funds may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

     The Funds consider securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

TO BE ANNOUNCED SALE COMMITMENTS

     To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

INVESTMENT TECHNIQUES

BORROWING


     A Fund may borrow from banks. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.


     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

PORTFOLIO HEDGING

     Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with "derivatives." Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. Although the Funds may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Funds than if they did not hedge. If the Funds do not correctly predict a hedge, it may lose money. In addition, the Funds pay commissions and other costs in connection with hedging transactions.

     Risks Associated With Hedging Transactions. Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Adviser's or Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Fund to hold a security it might otherwise sell.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

     In addition, the Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Fund's NAV, and possibly income, and the losses can be greater than if hedging transactions had not been used.

     Risks of Hedging Transactions Outside the United States. When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

NON-HEDGING STRATEGIC TRANSACTIONS


     A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. Each Fund's (except Emerging Markets Fixed Income Fund, Foreign Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund) net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."


LENDING OF PORTFOLIO SECURITIES

     Loans of portfolio securities earn income for the Funds and are collateralized by cash, cash equivalent or U.S. government securities. The Funds might experience a loss if the financial institution defaults on the loan. The borrower at all times during the loan must maintain with the lending Fund cash or cash equivalent collateral or provide to that Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Fund must terminate the loan and vote the securities. Alternatively, the lending Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. Each Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower at any time. Each lending Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

REPURCHASE AGREEMENTS

     Repurchase agreements may be utilized, with respect to its portfolio securities. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

     The Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the Adviser or Sub-Adviser has determined to be liquid.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS


     Reverse repurchase agreement transactions involve the sale of U.S. government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. In order to enhance portfolio returns and manage prepayment risks, The Funds may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

     Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS


     Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit and event-linked swaps.


     To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements ("swap options").

     The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund's investment objectives and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

     The Fund may enter into credit swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund that may engage in swaps may write (sell) and purchase put and call swap options.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

     Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-Adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

SECURITIES, INTEREST RATE AND CURRENCY SWAPS

     SECURITIES SWAPS. Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

     INTEREST AND CURRENCY SWAPS. Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate NAV at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., A by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a Fund are considered to be illiquid assets.


     INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure; one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the LIBOR,which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.


     CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

     SWAP OPTIONS. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.

     CAPS AND FLOORS. Interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors

     The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party,


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

or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

     Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.


     Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Funds will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     In order to secure prices or yields deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, a Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, a Fund may realize a taxable gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     When the time comes to pay for the securities acquired on a delayed-delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

SHORT SALES

     A Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box"). In a short sale that is not "against the box," a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short


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

position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety
(90) days without restriction other than the payment of money).

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


     In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Funds' Board has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.



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

     The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

                             INVESTMENT RESTRICTIONS

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.


FUNDAMENTAL INVESTMENT RESTRICTIONS - DISCIPLINED INTERNATIONAL SMALLCAP FUND



     The investment objective of the Fund is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies which means they may be changed only with approval of the holders of a "majority" of securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's voting securities present at a meeting of shareholders of which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding securities.



     As a matter of fundamental policy, the Fund may not:



     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;



     2. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;



     3. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;



     4. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Fund security; or
          (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;



     5. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;



     6. issue senior securities to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or



     7. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other



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


          instruments (but this shall now prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.



     The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board (without shareholder approval). Unless otherwise indicated, the Fund may not;



     1. make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.



FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING COUNTRIES FUND


     The investment objective of the Fund is a fundamental policy and may not be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested without regard to this restriction and the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by the Fund in securities of the U.S. Government or any of its agencies and instrumentalities;

     2. purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     3. invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by the Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund (not included in this SAI) in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks;

     4. purchase or sell real estate. However, the Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate;

     5. make loans of money, except that the Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. The Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets;

     6. borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, the Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law;

     7. pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Fund from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund (not included in this Prospectus);

     8. underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities;

     9. invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid;

     10. purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

     11. engage in short sales, except that the Fund may use such short-term credits as are necessary for the clearance of transactions;

     12. invest in securities of other investment companies, except (a) that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund;

     13. issue senior securities, except that the Fund may borrow money as permitted by restrictions 5 and 6 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions;

     14. enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission;

     15. purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by the Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by the Fund do not exceed 5% of its net assets, (iii) not more than 25% of the Fund's net assets would be hedged, and (iv) not more than 25% of the Fund's net assets are used as cover for options written by the Fund.


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

     For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Fund from entering into instruments that have the character of a loan, i.e., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the 1933 Act. As a result, the Fund may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Fund from investing in investment companies that invest in loans.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     Emerging Countries Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers located in a number of different countries with emerging securities markets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING MARKETS FIXED INCOME FUND

     The Fund's investment objective is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:


     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;


     2. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

     3. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     4. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     5. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     6. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or


     7. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


     Emerging Markets Fixed Income Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of issuers located or primarily conducting their business in emerging market countries. The Fund expects to maintain investments in a number of different emerging market countries. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS - FOREIGN FUND

     The investment objective of the Fund is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders or more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. with respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     2. purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     3. invest more than 25% of its assets in any one industry or related group of industries;

     4. borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and
          (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     5. make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or ING, subject to conditions established by ING), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectuses and SAI of the Fund;

     6.   underwrite the securities of others;

     7. purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     8. deal in commodities or commodity contracts, except in the manner described in the current Prospectuses and SAI of the Fund;


     9. purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin); or


     10. sell short, except that the Fund may enter into short sales against the box.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote:

     1. purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     2. borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets; or

     3.   invest more than 15% of its net assets in illiquid securities.

     The investment objective and all other investment policies or practices of the Fund are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval.

     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment


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

purposes, in equity securities tied economically to countries outside the United States. The Fund has also adopted a policy to provide shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL BOND FUND

     The investment objective of the Fund is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding securities.

     As a matter of fundamental policy, the Fund may not:

     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

     2. purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

     4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Fund security; or
          (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     6. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;


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

     7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

     8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     1. As a matter of policy, the Fund's Board has determined that the Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL EQUITY DIVIDEND FUND

     The investment objective of the Fund is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

     2. issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     3. make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or SAI;

     4. invest in companies for the purpose of exercising control or management;

     5. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts;

     6. engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


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

     7. purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     8. purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

     9. purchase or sell commodities or commodity contracts except for stock futures contracts, interest rate futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act;

     10. invest more than 15% of the value of the Fund's net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange); or


     11. with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.


NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of dividend paying companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL NATURAL RESOURCES FUND



     The investment objective of the Fund is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.


     As a matter of fundamental policy, the Fund may not:

     1.   issue any senior security (as defined in the 1940 Act), except that
          (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and
          (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     2. at the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

     3. concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry or group of related industries. This limit will not apply to securities of companies in natural resources industries or securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Natural resources industries include those industries set out in the prospectus as well as those industries that comprise the Goldman Sach Natural Resources Index.

     4. purchase or sell commodities or contracts related to commodities except to the extent permitted by: (i) the 1940 Act, as amended, or interpretations and modifications by the SEC, SEC staff or other authority with appropriate jurisdiction; or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

     5. purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     6. make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     7. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund.

     8. act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the natural resources industries. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such


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

investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

     Global Natural Resources Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL REAL ESTATE FUND


     The investment objective of the Fund is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:


     1. borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;


     2. issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     3. make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectuses or this SAI;

     4. invest in companies for the purpose of exercising control or management;

     5. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     6. engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

     7. purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


     8. purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be



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


          considered a separate industry; and (d) Global Real Estate Fund will concentrate its investments as described in the Prospectuses;


     9. purchase or sell commodities or commodity contracts except for stock futures contracts, interest rate futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES


The Board has adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote:



The Fund may not:


     1. invest more than 15% of the value of a the Fund's net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

     Global Real Estate Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Global Real Estate Fund will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Fund must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

     Global Real Estate Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


FUNDAMENTAL INVESTMENT RESTRICTIONS - GLOBAL VALUE CHOICE FUND


     The investment objective of Global Value Choice Fund is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a shareholders' meeting of which the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy, or
(2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be


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


          invested without regard to this restriction and the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by the Fund in securities of the U.S. government or any of its agencies and instrumentalities;



     2. purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;



     3. invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. government or its agencies and instrumentalities or to investments by the Money Market Fund (not included in this SAI) in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks;



     4. purchase or sell real estate. However, the Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate;



     5. make loans of money, except that the Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. The Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets;



     6. borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the 1940 Act, the Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law;



     7. pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Fund from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund (not included in this Prospectus);



     8. underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;



     9. invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid;

     10. purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;



     11. engage in short sales (other than Global Value Choice Fund), except that a Fund may use such short-term credits as are necessary for the clearance of transactions;



     12. invest in securities of other investment companies, except (a) that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund;



     13 issue senior securities, except that the Fund may borrow money as permitted by restrictions 5 and 6 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions;



     14. enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission;


     15. purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by the Fund do not exceed 5% of its net assets,
          (iii) not more than 25% of the Fund's net assets would be hedged, and
          (iv) not more than 25% of the Fund's net assets are used as cover for options written by the Fund.

     For purposes of investment restriction number 5, the Trust considers the restriction to prohibits the Fund from entering into instruments that have the character of a loan, i.e., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the 1933 Act. As a result, the Fund may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

FUNDAMENTAL INVESTMENT RESTRICTIONS - GREATER CHINA FUND

     The Fund's investment objective is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

     2. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

     3. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     4. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     5. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     6. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

     7. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     Greater China Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity and equity-related securities of issuers in the Greater China region. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


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FUNDAMENTAL INVESTMENT RESTRICTIONS - INDEX PLUS INTERNATIONAL EQUITY FUND

     The Fund's investment objective is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

As a matter of fundamental policy, the Fund may not:

     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

     2. purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

     4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     6. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

     8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and


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

          futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks included in the Morgan Stanley Capital International Europe, Australasia and Far East Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- INTERNATIONAL GROWTH OPPORTUNITIES FUND

     The investment objective of the Fund is a fundamental policy and may not be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:


     1.   issue any senior security (as defined in the 1940 Act), except that:
          (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;


     2. borrow money, except that: (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made;
          (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage


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


          requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;



     3. act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act;



     4. purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;



     5. make loans, except that, to the extent appropriate under its investment program, the Fund may: (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;



     6. invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts;



     7. concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities;


     8. purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Denmark, Germany, Finland, France, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board as adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote:

     1. purchase the securities of any other investment company, except as permitted under the 1940 Act; or

     2. invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.


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

          Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL CAPITAL APPRECIATION FUND

     The Fund's investment objective is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

As a matter of fundamental policy, the Fund may not:

     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

     2. purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

     4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     6. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;


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

     7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

     8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL REAL ESTATE FUND


     The investment objective of the Fund is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund and (c) the Fund will invest more than 25% of its total assets in the real estate industry;

     2. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

     3. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     4. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Fund security; or
          (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     5. purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     6. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

     7. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and


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

          futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     International Real Estate Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.




NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote.

     International Real Estate Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL SMALLCAP FUND


     The investment objective of International SmallCap Fund is a fundamental policy and may not be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:


     1. invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested without regard to this restriction and the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by the Fund in securities of the U.S. government or any of its agencies and instrumentalities;



     2. purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;


     3. invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to


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


          investments by the Fund in securities of the U.S. government or its agencies and instrumentalities or to investments by the Money Market Fund (not included in this SAI) in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks;



     4. purchase or sell real estate. However, the Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate;



     5. make loans of money, except that the Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. The Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets;



     6. borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the 1940 Act, the Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law;



     7. pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Fund from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund (not included in this Prospectus);



     8. underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;



     9. invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid;



     10. purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;



     11. engage in short sales (other than International SmallCap Fund), except that a Fund may use such short-term credits as are necessary for the clearance of transactions;



     12. invest in securities of other investment companies, except (a) that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund;



     13. issue senior securities, except that the Fund may borrow money as permitted by restrictions 5 and 6 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions;

     14. enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission;


     15. purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by the Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by the Fund do not exceed 5% of its net assets, (iii) not more than 25% of the Fund's net assets would be hedged, and (iv) not more than 25% of the Fund's net assets are used as cover for options written by the Fund.

     For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, i.e., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the 1933 Act. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restriction which may be changed by the Board and without shareholder vote:

     International SmallCap Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL VALUE FUND


     The investment objective of the Fund is a fundamental policy and may not be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund may not:

     1. issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;

     2. act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);


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

     3. invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

     4. purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

     5. purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts; or

     6. make loans (except for purchases of debt securities consistent with the investment policies of the Fund and repurchase agreements and except for loans of portfolio securities).

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote:

     1. purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

     2. invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company; or

     3.   invest more than 15% of its net assets in illiquid securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL VALUE CHOICE FUND

     The investment objective of the Fund is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund:

     1.   Shall be a "diversified company" as that term is defined in the 1940
          Act;


     2. May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities);

     3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Fund for its portfolio, a Fund may be deemed to be an underwriter under the applicable law;

     6. May not purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     7. May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with a Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     8. May not purchase physical commodities or contracts relating to physical commodities.

FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL VALUE OPPORTUNITIES FUND

     The investment objective of the Fund is not fundamental and may be changed by the Board. The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's shares present at a meeting of shareholders at which holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding voting securities.

     As a matter of fundamental policy, the Fund:

     1. May not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

     2. May not purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. May not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies;

     6. May not purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     7. May not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

     8. May not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


FUNDAMENTAL INVESTMENT RESTRICTIONS - RUSSIA FUND


     The investment objective of the Fund is a fundamental policy and may not be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be change without the approval of the holders of a "majority" of the Fund's outstanding shares, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     As a matter of fundamental policy, the Fund may not:

     1.   issue any senior security (as defined in the 1940 Act), except that
          (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;

     2. at the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies);


     3. concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry. This limit will not apply to oil and gas related securities and to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities;


     4. invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, and may enter into forward currency contracts;

     5. purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

     6. make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

     7. borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made;
          (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber then in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets; or

     8. act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES


     The Board has adopted the following non-fundamental investment restrictions which may be changed by the Board and without shareholder vote:

     1. Invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     2. Purchase the securities of any other investment company, except as permitted under the 1940 Act.


     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common and preferred stocks, warrants and convertible securities) of Russian companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


     Russia Fund is a non-diversified fund. The Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of a Fund is known as "portfolio turnover" and may involve the payment by a Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Fund cannot accurately predict its turnover rate, however the rate will be higher when a Fund finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Funds. Each Fund's historical turnover rates are included in the Financial Highlights tables in the Prospectuses.


     For ING Global Natural Resources Fund, the rate of portfolio turnover increase exceeded 100% and increased over 2006 due to the fact that there was a change in strategy during the most recent fiscal year, which resulted in a portfolio restructuring. For ING International Growth Opportunities Fund, the rate of portfolio turnover increase exceeded 100% and increased over 2006 due to the fact that there was a change in the portfolio management team during the fiscal year ended October 31, 2006 which led to a portfolio restructuring that better aligned holdings with the new investment approach.

                  DISCLOSURE OF THE FUNDS' PORTFOLIO SECURITIES


     Each Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Fund's annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Fund posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (i.e., each Fund will post the quarter-ending June 30 holdings on August 1).

     Each Fund also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute each Fund's shares and most third parties may receive a Fund's annual or semi-annual shareholder shareholder reports, or view on ING's website, a Fund's portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING's website, a Fund may provide its portfolio holdings to certain unaffiliated third parties and affiliates when a Fund has a legitimate business purpose for doing so. Unless otherwise noted below, a Fund's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Fund's disclosure of its portfolio holdings may include disclosure:

          - To the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions;

          - To financial printers for the purpose of preparing Fund regulatory filings;

          - For the purpose of due diligence regarding a merger or acquisition;

          - To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

          - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more data from the Funds than is posted on the Funds' website);

          - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Fund;

          - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;

          - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or

          - To certain third parties, on a weekly basis with no lag time, that have financed a Fund's Class B shares.

     In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Funds' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's adviser, sub-adviser, principal underwriter or any affiliated person of a Fund, its adviser, or its principal underwriter, on the other. Such Policies authorize the Funds' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Funds' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser(s), principal underwriter and their affiliates. The Board has authorized the senior officers of the Funds' administrator to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Funds' administrator reports quarterly to the Board regarding the implementation of such policies and procedures.

     Each Fund has the following ongoing arrangements with certain third parties to provide a Fund's full portfolio holdings:

                                                                   TIME LAG BETWEEN DATE OF
                                                                     INFORMATION AND DATE
          PARTY                      PURPOSE           FREQUENCY     INFORMATION RELEASED
-------------------------   ------------------------   ---------   ------------------------
Societe Generale            Class B shares financing     Weekly              None
Constellation

Institutional Shareholder   Proxy Voting                 Daily               None
Services, Inc.              & Class Action
                            Services

Charles River Development   Compliance                   Daily               None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Fund and its shareholders. The Funds' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Funds will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Funds, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                            MANAGEMENT OF EACH TRUST

MANAGEMENT OF EACH TRUST

     Set forth in the table below is information about each Trustee of each Trust.


                                                                                                NUMBER OF
                                                                                                FUNDS IN
                           POSITION(S)     TERM OF OFFICE AND                                 FUND COMPLEX         OTHER
                            HELD WITH    LENGTH OF TIME SERVED    PRINCIPAL OCCUPATION(S) -    OVERSEEN BY  DIRECTORSHIPS HELD
  NAME, ADDRESS AND AGE     EACH TRUST            (1)              DURING THE PAST 5 YEARS     TRUSTEE (2)      BY TRUSTEE
  ---------------------    -----------  ----------------------    -------------------------   ------------  ------------------
INDEPENDENT TRUSTEES
JOHN V. BOYER              Trustee      January 2005 -Present    President and Chief               176      None.
7337 East Doubletree                                             Executive Officer, Franklin
Ranch Rd.                                                        and Eleanor Roosevelt
Scottsdale, Arizona 85258                                        Institute (March 2006 -
Age: 53                                                          Present). Formerly,
                                                                 Executive Director, The
                                                                 Mark Twain House & Museum
                                                                 (3) (September 1989 -
                                                                 November 2005).

PATRICIA W. CHADWICK (4)   Trustee      January 2006 - Present   Consultant and President of       176      None.
7337 East Doubletree                                             self-owned company,
Ranch Rd.                                                        Ravengate Partners LLC
Scottsdale, Arizona 85258                                        (January 2000 - Present).
Age: 58

J. MICHAEL EARLEY          Trustee      February 2002 - Present  President and Chief               176      None.
7337 East Doubletree                    (ING Mayflower Trust)    Executive Officer, Bankers
Ranch Rd.                                                        Trust Company, N.A. (June
Scottsdale, Arizona 85258               February 2001 - Present  1992 - Present).
Age: 61                                 (ING Mutual Funds)

R. BARBARA GITENSTEIN      Trustee      February 2002 - Present  President, College of New         176      None.
7337 East Doubletree                                             Jersey (January 1999 -
Ranch Rd.                                                        Present).
Scottsdale, Arizona 85258
Age: 59

PATRICK W. KENNY           Trustee      January 2005 - Present   President and Chief               176      Assured Guaranty
7337 East Doubletree                                             Executive Officer,                         Ltd. (April 2004 -
Ranch Rd.                                                        International Insurance                    Present).
Scottsdale, Arizona 85258                                        Society (June 2001 -
Age: 64                                                          Present).

                                                                                                NUMBER OF
                                                                                                FUNDS IN
                           POSITION(S)     TERM OF OFFICE AND                                 FUND COMPLEX         OTHER
                            HELD WITH    LENGTH OF TIME SERVED    PRINCIPAL OCCUPATION(S) -    OVERSEEN BY  DIRECTORSHIPS HELD
  NAME, ADDRESS AND AGE     EACH TRUST            (1)              DURING THE PAST 5 YEARS     TRUSTEE (2)      BY TRUSTEE
  ---------------------    -----------  ----------------------    -------------------------   ------------  ------------------
JOCK PATTON                Chairperson  October 1999 - Present   Private Investor (June 1997       176      JDA Software Group,
7337 East Doubletree       and Trustee  (ING Mayflower Trust)    - Present). Formerly,                      Inc. (January 1999
Ranch Rd.                                                        Director and Chief                         - Present); and
Scottsdale, Arizona 85258               May 1999 - Present       Executive Officer, Rainbow                 Swift
Age: 61                                 (ING Mutual Funds)       Multimedia Group, Inc.                     Transportation Co.
                                                                 (January 1999 - December                   (March 2004 -
                                                                 2001).                                     Present).

SHERYL K. PRESSLER (4)     Trustee      January 2006 -Present    Consultant (May 2001 -            176      Stillwater Mining
7337 East Doubletree                                             Present). Formerly, Chief                  Company (May 2002 -
Ranch Rd.                                                        Executive Officer, Lend                    Present);
Scottsdale, Arizona 85258                                        Lease Real Estate                          California
Age: 56                                                          Investments, Inc. (March                   HealthCare
                                                                 2000 - April 2001).                        Foundation (June
                                                                                                            1999 - Present);
                                                                                                            and
                                                                                                            Romanian-American
                                                                                                            Enterprise Fund
                                                                                                            (February 2004 -
                                                                                                            Present).

DAVID W.C. PUTNAM          Trustee      October 1999 - Present   President and Director,           176      Principled Equity
7337 East Doubletree                                             F.L. Putnam Securities                     Market Trust
Ranch Rd.                                                        Company, Inc. (June 1978 -                 (December 1996 -
Scottsdale, Arizona 85258                                        Present).                                  Present) and Asian
Age: 67                                                                                                     American Bank and
                                                                                                            Trust Company (June
                                                                                                            1993 - Present).

ROGER B. VINCENT           Trustee      February 2001 - Present  President, Springwell             176      AmeriGas Propane,
7337 East Doubletree                    (ING Mayflower Trust)    Corporation (March 1989 -                  Inc. (January 1998
Ranch Rd.                                                        Present).                                  - Present); and UGI
Scottsdale, Arizona 85258               February 2002 - Present                                             Corporation
Age: 61                                 (ING Mutual Funds)                                                  (February 2006 -
                                                                                                            Present).

TRUSTEES WHO ARE "INTERESTED PERSONS"

JOHN G. TURNER (5)         Trustee      October 1999 - Present   Retired. Formerly, Vice           176      Hormel Foods
7337 East Doubletree                                             Chairman of ING Americas                   Corporation (March
Ranch Rd.                                                        (September 2000 -  January                 2000 - Present);
Scottsdale, Arizona 85258                                        2002); Director of                         ShopKo Stores, Inc.
Age: 67                                                          ReliaStar Life Insurance                   (August 1999 -
                                                                 Company of New York (April                 Present); and
                                                                 1975 - December 2001); and                 Conseco, Inc.
                                                                 Chairman and Trustee of the                (September 2003 -
                                                                 Northstar affiliated                       Present).
                                                                 investment companies (May
                                                                 1993 -  December 2001).


----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trusts, as defined in the 1940 Act, ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trusts under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund, ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Partners, Inc.



(3) Shaun Mathews, President, ING USFS Mutual Funds and Investment Products, has held a seat on the Board of Directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.


(4) Messrs. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.


(5) Mr. Turner is deemed to be an "interested persons" of the Trusts as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

OFFICERS


     Information about the Funds' Officers are set forth in the table below:



                                                    TERM OF OFFICE AND
                                  POSITIONS HELD      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE            WITH EACH TRUST      SERVED (1), (2)                          YEARS
---------------------            ---------------    ------------------      --------------------------------------------
SHAUN P. MATHEWS                 President and     November 2006 -        President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.   Chief Executive   Present                Investments, LLC(3) and ING Funds Services,
Scottsdale, Arizona 85258        Officer                                  LLC(4) (December 2006 - Present)(6); and Head
Age: 51                                                                   of ING USFS Mutual Funds and Investment
                                                                          Products (October 2004 - Present). Formerly,
                                                                          CMO, ING USFS (April 2002 - October 2004); and
                                                                          Head of Rollover/Payout (October 2001 -
                                                                          December 2003).

MICHAEL J. ROLAND                Executive Vice    February 2002 -        Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.   President         Present                LLC(3) (December 2001 - Present). Formerly,
Scottsdale, Arizona 85258                                                 Chief Compliance Officer, ING Investments,
Age: 48                                                                   LLC(3) and Directed Services, LLC (October 2004
                                                                          - December 2005); Chief Financial Officer
                                                                          and Treasurer, ING Investments, LLC(3)
                                                                          (December 2001 - March 2005); and Senior Vice
                                                                          President, ING Investments, LLC(3) (June 1998
                                                                          - December 2001).

STANLEY D. VYNER                 Executive Vice    May 1999 - Present     Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.   President         (ING Mutual Funds)     LLC(3) (July 2000 - Present); and Chief
Scottsdale, Arizona 85258                                                 Investment Risk Officer, ING Investments,
Age: 56                                            November 1999 -        LLC(3) (January 2003 - Present). Formerly,
                                                   Present (ING           Chief Investment Officer of the International
                                                   Mayflower Trust)       Portfolios, ING Investments, LLC(3) (August
                                                                          2000 - January 2003).

JOSEPH M. O'DONNELL              Chief             November 2004 -        Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.   Compliance        Present                (November 2004 - Present) and ING Investments,
Scottsdale, Arizona 85258        Officer                                  LLC(3) and Directed Services, LLC (March 2006 -
Age: 52                                            March 2006 - Present   Present); and Executive Vice President of the
                                 Executive Vice                           ING Funds (March 2006 - Present). Formerly,
                                 President                                Vice President, Chief Legal Counsel, Chief
                                                                          Compliance Officer and Secretary of Atlas
                                                                          Securities, Inc., Atlas Advisers, Inc. and
                                                                          Atlas Funds (October 2001 - October 2004); and
                                                                          Chief Operating Officer and General Counsel of
                                                                          Matthews International Capital Management LLC
                                                                          and Vice President and Secretary of Matthews
                                                                          International Funds (August 1999 - May 2001).

ROBERT S. NAKA                   Executive Vice    March 2006 - Present   Executive Vice President and Chief Operating
7337 East Doubletree Ranch Rd.   President,                               Officer, ING Funds Services, LLC(4) and ING
Scottsdale, Arizona 85258        Chief Operating   May 1999 - Present     Investments, LLC(3) (March 2006 - Present); and
Age: 43                          Officer and       (ING Mutual Funds)     Assistant Secretary, ING Funds Services, LLC(4)
                                 Assistant         November 1999 -        (October 2001 - Present). Formerly, Senior
                                 Secretary         Present (ING           Vice President, ING Investments, LLC(3) (August
                                                   Mayflower Trust)       1999 - March 2006).

                                                    TERM OF OFFICE AND
                                  POSITIONS HELD      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE            WITH EACH TRUST      SERVED (1), (2)                          YEARS
---------------------            ---------------    ------------------      --------------------------------------------
TODD MODIC                       Senior Vice       March 2005 - Present   Senior Vice President, ING Fund Services,
7337 East Doubletree Ranch Rd.   President,                               LLC(4) (April 2005 - Present). Formerly, Vice
Scottsdale, Arizona 85258        Chief/Principal                          President, ING Funds Services, LLC(4)
Age: 39                          Financial                                (September 2002 - March 2005); and Director of
                                 Officer &                                Financial Reporting, ING Investments, LLC(3)
                                 Assistant                                (March 2001- September 2002).
                                 Secretary

KIMBERLY A. ANDERSON             Senior Vice       November 2003 -        Senior Vice President and Assistant Secretary,
7337 East Doubletree Ranch Rd.   President         Present                ING Investments, LLC(3) (October 2003 -
Scottsdale, Arizona 85258                                                 Present). Formerly, Vice President and
Age: 42                                                                   Assistant Secretary, ING Investments, LLC(3)
                                                                          (January 2001 - October 2003).

ERNEST J. C'DEBACA               Senior Vice       May 2006 - Present     Senior Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.   President                                LLC(4) (April 2006 - Present). Formerly,
Scottsdale, AZ 85258                                                      Counsel, ING Americas, U.S. Legal Services
Age: 37                                                                   (January 2004 - March 2006); and
                                                                          Attorney-Adviser, U.S. Securities and Exchange
                                                                          Commission (May 2001 - December 2003).

ROBERT TERRIS                    Senior Vice       May 2006 - Present     Senior Vice President of Operations, ING Funds
7337 East Doubletree Ranch Rd.   President                                Services LLC(4) (May 2006 - Present). Formerly,
Scottsdale, AZ 85258                                                      Vice President of Administration, ING Funds
Age: 36                                                                   Services, LLC(4) (September 2001 - May 2006).

ROBYN L. ICHILOV                 Vice President    May 1999 - Present     Vice President and Treasurer, ING Funds
7337 East Doubletree Ranch Rd.   and Treasurer     (ING Mutual Funds)     Services, LLC(4) (October 2001 - Present) and
Scottsdale, Arizona 85258                                                 ING Investments, LLC(3) (August 1997 -
Age: 39                                                                   Present).
                                                   November 1999 -
                                                   Present (ING
                                                   Mayflower Trust)

LAUREN D. BENSINGER              Vice President    February 2003 -        Vice President and Chief Compliance Officer,
7337 East Doubletree Ranch Rd.                     Present                ING Funds Distributor, LLC(5) (July 1995 -
Scottsdale, Arizona 85258                                                 Present); and Vice President (February 1996 -
Age: 53                                                                   Present); and Director of Compliance ING
                                                                          Investments, LLC(3) (October 2004 - Present).
                                                                          Formerly, Chief Compliance Officer, ING
                                                                          Investments, LLC(3). (October 2001 - October
                                                                          2004).

MARIA M. ANDERSON                Vice President    September 2004 -       Vice President, ING Funds Services, LLC(4)
7337 East Doubletree Ranch Rd.                     Present                (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                 Assistant Vice President, ING Funds Services,
Age: 48                                                                   LLC(4) (October 2001- September 2004); and
                                                                          Manager of Fund Accounting and Fund Compliance,
                                                                          ING Investments, LLC(3) (September 1999 -
                                                                          October 2001).

DENISE LEWIS                     Vice President    January 2007 -         Vice President, ING Funds Services, LLC(4)
7337 East Doubletree Ranch Rd.                     Present                (December 2006 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                 Vice President, UMB Investment Services Group,
Age: 43                                                                   LLC (November 2003 - December 2006); Vice
                                                                          President, Wells Fargo Funds Management, LLC
                                                                          (December 2000 - August 2003).

KIMBERLY K. PALMER               Vice President    March 2006 - Present   Vice President, ING Funds Services, LLC(4)
7337 East Doubletree Ranch Rd.                                            (March 2006 - Present). Formerly, Assistant
Scottsdale, Arizona 85258                                                 Vice President, ING Funds Services, LLC(4)
Age: 49                                                                   (August 2004 - March 2006); Manager,
                                                                          Registration Statements, ING Funds Services,
                                                                          LLC(4) (May 2003 - August 2004); Associate
                                                                          Partner,

                                                    TERM OF OFFICE AND
                                  POSITIONS HELD      LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE            WITH EACH TRUST      SERVED (1), (2)                          YEARS
---------------------            ---------------    ------------------      --------------------------------------------
                                                                          AMVESCAP PLC (October 2000 - May 2003); and
                                                                          Director of Federal Filings and Blue Sky
                                                                          Filings, INVESCO Funds Group, Inc. (March 1994
                                                                          - May 2003).

SUSAN P. KINENS                  Assistant Vice    February 2003 -        Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.   President         Present                LLC(4) (December 2002 - Present); and has held
Scottsdale, Arizona 85258                                                 various other positions with ING Funds
Age: 30                                                                   Services, LLC(4) for more than the last five
                                                                          years.

HUEY P. FALGOUT, JR.             Secretary         August 2003 -          Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                     Present                Services (September 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                 Counsel, ING Americas, U.S. Legal Services
Age: 43                                                                   (November 2002 - September 2003); and Associate
                                                                          General Counsel of AIG American General
                                                                          (January 1999 - November 2002)

THERESA K. KELETY                Assistant         August 2003 -          Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.   Secretary         Present                (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                 Associate with Shearman & Sterling (February
Age: 44                                                                   2000 - April 2003).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Unless otherwise noted, this column refers to ING Mutual Funds and ING Mayflower Trust.


(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.



(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.


(5) ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(6) Mr. Mathews commenced service as the President and the Chief Executive Officer on November 9, 2006.

BOARD


     The Board of Trustees of the Trusts ("Board") governs each Fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to each of the Funds, and review each Fund's performance.


Frequency of Board Meetings


     The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Valuation, Proxy and Brokerage Committee also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.


Committees


     The Board has an Executive Committee whose function is to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. Patton, Turner and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held no (0) meetings during the fiscal year ended October 31, 2006.



     The Board has an Audit Committee whose functions include, among other things, to meet with the independent registered public accounting firm of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees: Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held four (4) meetings during the fiscal year ended October 31, 2006.



     The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Funds for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Companies' brokerage and adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees: Ms. Chadwick, Dr. Gitenstein and Messrs. Boyer, and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended October 31, 2006.



     The Board has a Nominating and Governance Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Funds' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Funds' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Funds with the SEC.


     The Nominating and Governance Committee consists of four (4) Independent
Trustees: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. During the fiscal year ended October 31, 2006, the Nominating Committee held three (3) meetings.



     The Board has an Investment Review Committee to, among other things, monitor the investment performance of the Funds and make recommendations to the Board with respect to the Funds. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner and Vincent. Mr. Vincent serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds. The Investment Review Committee for the Domestic Equity Funds held six
(6) meetings during the fiscal year ended October 31, 2006. The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of four (4) Independent Trustees: Ms. Pressler, Dr. Gitenstein and Messrs. Kenny, and Boyer. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds. The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during the fiscal year ended October 31, 2006.



     The Board has a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Funds. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees: Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as Chairperson of the Compliance Committee. The Compliance Committee held four (4) meetings during the fiscal year ended October 31, 2006.


     The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of six (6) Independent Trustees: Ms. Chadwick, Ms. Pressler and Messrs. Boyer, Kenny, Patton and Vincent. Ms. Pressler serves as Chairperson of the Contracts Committee. The Contracts Committee held six (6) meetings during the fiscal year ended October 31, 2006.


TRUSTEE OWNERSHIP OF SECURITIES

          SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the ING Family of Funds at all times ("Policy"). For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

     Under this Policy, the initial value of investments in the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:


                             DOLLAR RANGE OF EQUITY SECURITIES IN  EACH FUND AS OF DECEMBER 31, 2006     AGGREGATE DOLLAR RANGE
                          ----------------------------------------------------------------------------  OF EQUITY SECURITIES IN
                                                    EMERGING                                                 ALL REGISTERED
                           DISCIPLINED               MARKETS               GLOBAL                         INVESTMENT COMPANIES
                              INTL.       EMERGING    FIXED                EQUITY                        OVERSEEN BY TRUSTEE IN
                          SMALLCAP FUND  COUNTRIES   INCOME   FOREIGN     DIVIDEND      GLOBAL REAL       FAMILY OF INVESTMENT
    NAME OF TRUSTEE            FUND         FUND      FUND      FUND        FUND        ESTATE FUND            COMPANIES
    ---------------       -------------  ---------  --------  ---------  ---------  ------------------  -----------------------
INDEPENDENT TRUSTEES
John V. Boyer                   --
Patricia W. Chadwick(1)         --          N/A        N/A       Over       N/A             N/A              Over $100,000
                                                              $100,000
J. Michael Earley               --          N/A        N/A       N/A        N/A             N/A            $50,001 - $100,000
R. Barbara Gitenstein           --       $10,001 -     N/A       N/A        N/A             N/A            $50,001 - $100,000
                                         $50,000
Patrick W. Kenny                --          N/A        N/A       N/A        N/A      $10,001 - $50,000     $10,001 - $50,000
                                                                                                         $50,001 - $100,00(4)
Walter H. May(2)                --          N/A        N/A       N/A        N/A     $50,001 - $100,000       Over $100,000
Jock Patton                     --          N/A        N/A       N/A     $10,001 -          N/A              Over $100,000
                                                                         $50,000
Sheryl K. Pressler (1)          --       $10,001 -     N/A       N/A        N/A             N/A          $50,001 - $100,000(4)
                                         $50,000(4)
David W. C. Putnam              --          N/A        N/A       N/A        N/A             N/A              Over $100,000
Roger B. Vincent                --          N/A        N/A    $10,001       N/A             N/A              Over $100,000
                                                                 -                                       $50,001 - $100,000(4)
                                                              $50,000(4)
TRUSTEE WHO IS AN
"INTERESTED PERSON"
John G. Turner                  --          N/A        N/A       N/A        N/A             N/A              Over $100,000

                                            DOLLAR RANGE OF EQUITY SECURITIES                     AGGREGATE DOLLAR RANGE
                                           IN EACH FUND AS OF DECEMBER 31, 2006                  OF EQUITY SECURITIES IN
                          ---------------------------------------------------------------------       ALL REGISTERED
                                                                   INTERNATIONAL  INTERNATIONAL    INVESTMENT COMPANIES
                                                      INDEX PLUS       GROWTH        CAPITAL      OVERSEEN BY TRUSTEE IN
                          GLOBAL VALUE    GREATER   INTERNATIONAL  OPPORTUNITIES   APPRECIATION    FAMILY OF INVESTMENT
    NAME OF TRUSTEE        CHOICE FUND  CHINA FUND   EQUITY FUND        FUND           FUND             COMPANIES
    ---------------       ------------  ----------  -------------  -------------  -------------  -----------------------
INDEPENDENT TRUSTEES
John V. Boyer
Patricia W. Chadwick (1)       N/A          N/A          N/A            N/A            N/A            Over $100,000
J. Michael Earley              N/A          N/A          N/A            N/A            N/A          $50,001 - $100,000
R. Barbara Gitenstein          N/A          N/A          N/A            N/A            N/A          $50,001 - $100,000
Patrick W. Kenny               N/A          N/A          N/A            N/A            N/A          $10,001 - $50,000
                                                                                                   $50,001 - $100,00(4)
Walter H. May(2)               N/A          N/A          N/A            N/A            N/A            Over $100,000
Jock Patton                    N/A          N/A          N/A            N/A            N/A            Over $100,000
Sheryl K. Pressler (1)         N/A          N/A          N/A         $10,001 -         N/A        $50,001 - $100,000(4)
                                                                     $50,000(4)
David W. C. Putnam             N/A          N/A          N/A            N/A            N/A            Over $100,000
Roger B. Vincent               N/A          N/A          N/A            N/A            N/A            Over $100,000
                                                                                                  $50,001 - $100,000(4)

TRUSTEE WHO IS AN
"INTERESTED PERSON"
John G. Turner             $10,001 -        N/A          N/A            N/A            N/A            Over $100,000
                           $50,000

                                                                                                                  AGGREGATE DOLLAR
                              DOLLAR RANGE OF EQUITY SECURITIES IN  EACH FUND AS OF DECEMBER 31, 2006             RANGE OF EQUITY
                    ------------------------------------------------------------------------------------------   SECURITIES IN ALL
                                                                            INTERNATIONAL   GLOBAL             REGISTERED INVESTMENT
                    INTERNATIONAL INTERNATIONAL               INTERNATIONAL     VALUE      NATURAL             COMPANIES OVERSEEN BY
                     REAL ESTATE     SMALLCAP   INTERNATIONAL     VALUE     OPPORTUNITIES RESOURCES   RUSSIA    TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE        FUND          FUND       VALUE FUND   CHOICE FUND     FUND(3)       FUND      FUND     INVESTMENT COMPANIES
  ---------------   ------------- ------------- ------------- ------------- ------------- --------- ---------- ---------------------
INDEPENDENT
TRUSTEES
John V. Boyer                                                                     --
Patricia W.
   Chadwick (1)          N/A           N/A           N/A           N/A            --         N/A       N/A         Over $100,000
J. Michael Earley        N/A           N/A           N/A           N/A            --         N/A       N/A       $50,001 - $100,000
R. Barbara
   Gitenstein            N/A           N/A           N/A           N/A            --         N/A    $10,001 -    $50,001 - $100,000
                                                                                                     $50,000
Patrick W. Kenny         N/A           N/A           N/A           N/A            --         N/A    $10,001 -    $10,001 - $50,000
                                                                                                    $50,000(4)  $50,001 - $100,00(4)
Walter H. May(2)         N/A           N/A      Over $100,000      N/A            --         N/A       N/A         Over $100,000
Jock Patton              N/A           N/A           N/A           N/A            --         N/A       N/A         Over $100,000
Sheryl K.
   Pressler(1)           N/A           N/A           N/A           N/A            --         N/A       N/A     $50,001 - $100,000(4)
David W. C. Putnam       N/A           N/A           N/A           N/A            --         N/A       N/A         Over $100,000
Roger B. Vincent         N/A           N/A           N/A           N/A            --         N/A       N/A         Over $100,000
                                                                                                               $50,001 - $100,000(4)
TRUSTEE WHO IS AN

"INTERESTED PERSON"
John G. Turner           N/A          N/A            N/A           N/A            --         N/A       N/A         Over $100,000


----------


(1) Messrs. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.



(2)  Retired from the Board effective January 11, 2007.

(3) International Value Opportunities Fund commenced operations on February 28, 2007.



(4)  Held in deferred compensation account.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES -

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Funds' adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Funds (not including registered investment companies) as of December 31, 2006.


                           NAME OF OWNERS
                                 AND
                            RELATIONSHIP                TITLE     VALUE OF    PERCENTAGE
     NAME OF TRUSTEE         TO TRUSTEE     COMPANY   OF CLASS   SECURITIES    OF CLASS
     ---------------       --------------   -------   --------   ----------   ----------
JOHN V. BOYER                    N/A          N/A        N/A          0           N/A
PATRICIA W. CHADWICK (1)         N/A          N/A        N/A          0           N/A
J. MICHAEL EARLEY                N/A          N/A        N/A          0           N/A
R. BARBARA GITENSTEIN            N/A          N/A        N/A          0           N/A
PATRICK W. KENNY                 N/A          N/A        N/A          0           N/A
WALTER H. MAY(2)                 N/A          N/A        N/A          0           N/A
JOCK PATTON                      N/A          N/A        N/A          0           N/A
SHERYL K. PRESSLER (1)           N/A          N/A        N/A          0           N/A
DAVID W. C. PUTNAM               N/A          N/A        N/A          0           N/A
ROGER B. VINCENT                 N/A          N/A        N/A          0           N/A


----------
(1) Messrs. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.


(2)  RETIRED FROM THE BOARD EFFECTIVE JANUARY 11, 2007.


COMPENSATION OF TRUSTEES


     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule adopted by the Board, and receives a fee that consists of an annual retainer and a meeting fee component.



     Each Fund pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Chadwick and Pressler and Messrs. Patton, Earley, Boyer, Kenny, Vincent and Dr. Gitenstein, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000,
$10,000, $20,000 and $10,000(1), respectively; (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on each Fund's average net assets as a percentage of the average net assets of all the funds managed by the adviser or its affiliate, Directed Services, LLC, for which the Trustees serve in common as Trustees.


----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

     The following table sets forth information provided by the Funds' adviser regarding compensation of Trustees by each Fund (except Disciplined International SmallCap Fund and International Value Opportunities Fund) and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended October 31, 2006. For Disciplined International SmallCap Fund and International Value Opportunities Fund, the following table sets forth information provided by the Fund's adviser regarding the estimated future compensation of Trustees by the Fund and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended October 31, 2007. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Funds or any other funds managed by ING Investments, LLC or its affiliates.

                               COMPENSATION TABLE





                                                             AGGREGATE COMPENSATION FROM FUND
                           ----------------------------------------------------------------------------------------------------
                                                     Emerging
                                                      Markets                       Global    Global   Global             Index
                            Disc. Intl    Emerging     Fixed              Global    Equity     Real     Value   Greater    Plus
NAME OF PERSON, POSITION   SmallCap(4)   Countries    Income    Foreign    Bond    Dividend   Estate   Choice    China    Intl.
------------------------   -----------   ---------   --------   -------   ------   --------   ------   ------   -------   -----
JOHN V. BOYER
TRUSTEE                        $510        $ 518       $ 23      $1049     $ 22      $529      $ 906    $317      $ 42     $129
PATRICIA W. CHADWICK
TRUSTEE(5)                     $241        $ 277       $ 16      $ 580     $ 13      $274      $ 516    $159      $ 29     $ 89
J. MICHAEL EARLEY
TRUSTEE                        $411        $ 405       $ 17      $ 809     $ 15      $416      $ 690    $252      $ 30     $ 92
R. BARBARA GITENSTEIN
TRUSTEE                        $420        $ 412       $ 17      $ 821     $ 14      $423      $ 692    $257      $ 31     $ 92
PATRICK W. KENNY(6)
TRUSTEE                        $445        $ 452       $ 20      $ 912     $ 18      $460      $ 780    $277      $ 37     $457
WALTER H. MAY(7)
TRUSTEE                        $460        $ 460       $ 20      $ 928     $ 19      $472      $ 799    $284      $ 36     $111
THOMAS J. MCINERNEY(8)
TRUSTEE                         N/A          N/A        N/A        N/A      N/A       N/A        N/A     N/A       N/A      N/A
JOCK PATTON
TRUSTEE                        $569        $ 567       $ 24      $1143     $ 23      $582      $ 983    $351      $ 44     $135
SHERYL K. PRESSLER(5)(6)
TRUSTEE                        $267        $ 308       $ 18      $ 651     $ 17      $305      $ 577    $177      $ 33     $101
DAVID W.C. PUTNAM
TRUSTEE                        $354        $ 354       $ 15      $ 708     $ 12      $360      $ 596    $218      $ 27     $ 83
JOHN G. TURNER(9)
TRUSTEE                         N/A          N/A        N/A        N/A      N/A       N/A        N/A     N/A       N/A      N/A
ROGER VINCENT (6)
TRUSTEE                        $561        $ 377       $ 24      $1131     $ 21      $574      $ 963    $347      $ 44     $135
RICHARD A. WEDEMEYER(10)
TRUSTEE                         N/A        $1062       $ 50      $2098     $698      $996      $1587    $620      $ 94     $282

                                                         TOTAL
                                                     COMPENSATION
                           PENSION OR                    FROM
                           RETIREMENT    ESTIMATED    REGISTRANT
                            BENEFITS      ANNUAL       AND FUND
                             ACCRUED     BENEFITS       COMPLEX
                             AS PART       UPON         PAID TO
                             OF FUND    RETIREMENT     TRUSTEES
NAME OF PERSON, POSITION    EXPENSES        (1)         (2)(3)
------------------------   ----------   ----------   ------------
JOHN V. BOYER
TRUSTEE                                                $200,500
PATRICIA W. CHADWICK
TRUSTEE(5)                                             $102,750
J. MICHAEL EARLEY
TRUSTEE                                                $158,000
R. BARBARA GITENSTEIN
TRUSTEE                                                $158,000
PATRICK W. KENNY(6)
TRUSTEE                                                $174,500
WALTER H. MAY(7)
TRUSTEE                                                $179,000
THOMAS J. MCINERNEY(8)
TRUSTEE                                                     N/A
JOCK PATTON
TRUSTEE                                                $221,000
SHERYL K. PRESSLER(5)(6)
TRUSTEE                                                $114,750
DAVID W.C. PUTNAM
TRUSTEE                                                $137,000
JOHN G. TURNER(9)
TRUSTEE                                                     N/A
ROGER VINCENT (6)
TRUSTEE                                                $218,000
RICHARD A. WEDEMEYER(10)
TRUSTEE                                                $383,300



                                                   AGGREGATE COMPENSATION FROM FUND
                           ---------------------------------------------------------------------------------

                                            Intl
                            Intl. Growth    Real    Intl. Capital     Intl.    International   International
NAME OF PERSON, POSITION   Opportunities   Estate   Appreciation    SmallCap       Value        Value Choice
------------------------   -------------   ------   -------------   --------   -------------   -------------
JOHN V. BOYER
TRUSTEE                         $380        $ 54        $ 72         $ 1344       $13,309           $ 93
PATRICIA W. CHADWICK
TRUSTEE(5)                      $191        $ 37        $ 49         $  721         $6780           $ 58
J. MICHAEL EARLEY
TRUSTEE                         $301        $ 37        $ 50         $ 1044       $10,519           $ 68
R. BARBARA GITENSTEIN
TRUSTEE                         $307        $ 36        $ 50         $ 1061       $10,728           $ 68
PATRICK W. KENNY(6)
TRUSTEE                         $331        $ 46        $ 62         $ 1168       $11,593           $ 80
WALTER H. MAY(7)
TRUSTEE                         $341        $ 47        $ 62         $ 1194       $11,891           $ 81
THOMAS J. MCINERNEY(8)
TRUSTEE                          N/A         N/A         N/A            N/A           N/A            N/A
JOCK PATTON
TRUSTEE                         $421        $ 58        $ 75         $ 1471       $14,685           $ 99
SHERYL K. PRESSLER(5)(6)
TRUSTEE                         $213        $ 47        $ 56         $  809       $ 7,546           $ 66
DAVID W.C. PUTNAM
TRUSTEE                         $261        $ 33        $ 45         $  910       $ 9,121           $ 61
JOHN G. TURNER(9)
TRUSTEE                          N/A         N/A         N/A            N/A           N/A            N/A
ROGER VINCENT(6)
TRUSTEE                         $415        $ 55        $ 74         $1,452       $14,501           $ 98
RICHARD A. WEDEMEYER(10)
TRUSTEE                         $742        $ 95        $144         $2,605       $25,750           $181

                                                                                              TOTAL
                                                                PENSION OR                COMPENSATION
                            AGGREGATE COMPENSATION FROM FUND    RETIREMENT    ESTIMATED       FROM
                           ----------------------------------    BENEFITS      ANNUAL      REGISTRANT
                           International                          ACCRUED     BENEFITS      AND FUND
                               Value         Global               AS PART       UPON      COMPLEX PAID
                           Opportunities    Natural               OF FUND    RETIREMENT    TO TRUSTEES
NAME OF PERSON, POSITION      Fund(11)     Resources   Russia    EXPENSES        (1)         (2)(3)
------------------------   -------------   ---------   ------   ----------   ----------   ------------
JOHN V. BOYER
TRUSTEE                         $346          $347     $ 1622                               $200,500
PATRICIA W. CHADWICK
TRUSTEE(5)                      $241          $185     $  956                               $102,750
J. MICHAEL EARLEY
TRUSTEE                         $245          $271     $ 1232                               $158,000
R. BARBARA GITENSTEIN
TRUSTEE                         $242          $277     $ 1247                               $161,000
PATRICK W. KENNY(6)
TRUSTEE                         $301          $304     $ 1412                               $174,500
WALTER H. MAY(7)
TRUSTEE                         $299          $308     $ 1424                               $179,000
THOMAS J. MCINERNEY(8)
TRUSTEE                          N/A           N/A        N/A                                    N/A
JOCK PATTON
TRUSTEE                         $362          $380     $ 1749                               $221,000
SHERYL K. PRESSLER(5)(6)
TRUSTEE                         $273          $208     $1,064                               $114,750
DAVID W.C. PUTNAM
TRUSTEE                         $227          $238     $1,091                               $137,000
JOHN G. TURNER(9)
TRUSTEE                          N/A           N/A        N/A                                    N/A
ROGER VINCENT(6)
TRUSTEE                         $366          $377     $1,744                               $218,000
RICHARD A. WEDEMEYER(10)
TRUSTEE                         $  0          $725     $3,522                               $383,300


----------
(1) The Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.


(3) Represents compensation from 176 funds (total in complex as of October 31, 2006).



(4) Disciplined International SmallCap Fund commenced operations on December 20, 2006, therefore, the Fund did not pay any compensation to any Trustees during the fiscal year ended October 31, 2006. The compensation presented is estimated for the fiscal year ended October 31, 2007.



(5) Messrs. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.



(6) During the fiscal year ended October 31, 2006, Patrick Kenny, Sheryl Pressler and Roger Vincent deferred $43,625, $40,850 and $54,500 of their compensation, respectively from the Fund Complex.



(7)  Retired from the Board effective January 11, 2007.



(8)  Resigned from the Board effective April 28, 2006.



(9) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Funds.



(10) Retired from the Board effective May 25, 2006.



(11) International Value Opportunities Fund commenced operations on February 28, 2007 therefore, the Fund did not pay any compensation to any Trustees during the fiscal year ended October 31, 2006. The compensation presented is estimated for the fiscal year ended October 31, 2007.

                                 CODE OF ETHICS

     The Funds, the adviser, the sub-advisers and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Funds that may arise from personal trading of securities that may be purchased or held by the Funds or the Funds' shares. The Code of Ethics also prohibits short-term trading of each Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Funds' Compliance Department and to report all transactions on a regular basis. The sub-advisers have each adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

                             PROXY VOTING PROCEDURES


     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Funds' portfolio securities. The procedures and guidelines delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the adviser, the Board has also approved the adviser's proxy voting procedures, which require the adviser to vote proxies in accordance with the Funds' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Funds' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Funds, including procedures of the adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Funds voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (WWW.INGFUNDS.COM) or by accessing the SEC's EDGAR database (WWW.SEC.GOV).


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     "Control" is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Trust. A control person may be able to take actions regarding a Fund without the consent or approval of shareholders. As of February 1, 2007, the Trustees and officers of each Trust as a group owned less than 1% of any class of each Fund's outstanding shares, except that the Trustees and officers of each Trust as a group owned more than 1% of the outstanding shares of Class A of ING Global Equity Dividend Fund. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any of the Funds addressed herein, except as set forth below. Unless otherwise indicated below, the Trusts have no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
ING International Value                   MLPF&S for the Sole Benefit of Its Customers             Class A      20.3%       8.2%
                                                    Attn: Fund Administration
                                                4800 Deer Lake Drive East 2nd FL
                                                   Jacksonville, FL 32246-6484

ING International Value                            Charles Schwab & Co., Inc.                      Class A       7.1%       2.9%
                                  Special Custody Acct. for the Exclusive Benefit of Customers
                                                       Attn: Mutual Funds
                                                       101 Montgomery St.
                                                  San Francisco, CA 94101-4151

                                                                                                   Class and
                                                                                                     Record  Percentage Percentage
             Fund                                            Address                               Ownership  of Class    of Fund
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
ING International Value                          Citigroup Global Markets, Inc.                    Class B      11.2%       0.8%
                                                        A/C# 00109801250
                                                  Attn: Peter Booth, 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING International Value                   MLPF&S for the Sole Benefit of Its Customers             Class B      18.7%       1.3%
                                                    Attn: Fund Administration
                                                4800 Deer Lake Drive East 2nd FL
                                                   Jacksonville, FL 32246-6484

ING International Value                          Citigroup Global Markets, Inc.                    Class C      19.8%       2.9%
                                                        A/C# 00109801250
                                                  Attn: Peter Booth, 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING International Value                   MLPF&S for the Sole Benefit of Its Customers             Class C      24.4%       3.6%
                                                    Attn: Fund Administration
                                                4800 Deer Lake Drive East 2nd FL
                                                   Jacksonville, FL 32246-6484

ING International Value                                   Pershing LLC                             Class Q      12.3%       0.1%
                                                          P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING International Value                                   Pershing LLC                             Class Q       5.2%      0.02%
                                                          P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING International Value                             SEI Private Trust Company                      Class Q       6.0%      0.03%
                                                          C/O SunTrust
                                                Attn: Mutual Funds Administrator
                                                     1 Freedom Valley Drive
                                                         Oaks, PA 19456

ING International Value                                   Pershing LLC                             Class Q       5.9%      0.03%
                                                          P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING International Value                             First Union National Bank                      Class Q       7.8%      0.04%
                                                        Omnibus Cash Cash
                                                         A/C# 9999999980
                                                     1525 W. WT Harris Blvd.
                                                            #CMG-1151
                                                    Charlotte, NC 28288-0001

ING International Value                                     NAP & Co.                              Class Q      13.7%      0.07%
                                                  1100 Abernathy Rd. NE STE 400
                                                     Atlanta, GA 30328-5634

ING International Value                  MFPF & S for the Sole Benefit of Its Customers            Class I      34.7%      12.9%
                                                    Attn: Fund Administration
                                                 4800 Deer Lake Drive E 3rd FLR
                                                   Jacksonville, FL 32246-6484

ING International Value                                ING National Trust                          Class I       8.3%       3.1%
                                                    151 Farmington Avenue #41
                                                     Hartford, CT 06156-0001

ING International Value              Fidelity Investments Institutional Operations Co., Inc.       Class I      10.2%       3.8%
                                                           FIIOC Cust.
                                                        100 Magellan Way
                                                    Covington, KY 41015-1999

ING International Value                   Prudential Investment Management Services LLC            Class I      12.6%       4.7%
                                                    FBO Mutual Funds Clients
                                                      Attn: Pruchoice Unit
                                                         194 Wood Ave. S
                                                      Iselin, NJ 08830-2710

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
ING International Value                             State Street Bank & Trust                      Class I       6.2%       2.3%
                                                 FBO AMD Group Retirement Trust
                                                      805 Pennsylvania Ave.
                                                    Kansas City, MO 64105-1307

ING Global Natural Resources                       Charles Schwab & Co., Inc.                      Class A      18.9%      18.9%
                                                        Reinvest Account
                                                     Attn: Mutual Fund Dept.
                                                       101 Montgomery St.
                                                  San Francisco, CA 94104-4151

ING International Value Choice            MLPF&S for the Sole Benefit of Its Customers             Class A       8.6%       2.2%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Value Choice                 NFS LLC FEBO Reliance Trust Co. Tr.                 Class A      10.8%       2.8%
                                           DBPP Empl. of Orange City Library District
                                                     101 East Central Blvd.
                                                     Orlando, FL 32801-2429

ING International Value Choice                      SEI Private Trust Company                      Class A       8.6%       2.2%
                                                 C/O SunTrust Bank Acct 7911780
                                                      1 Freedom Valley Dr.
                                                         Oaks, PA 19456

ING International Value Choice                         Bank of America NA                          Class A      18.3%       4.8%
                                             Cust 401K FBO Bristol Hospital Pension
                                                         P.O. Box 831575
                                                        Dallas, TX 75201

ING International Value Choice            MLPF&S for the Sole Benefit of Its Customers             Class B      27.6%       1.3%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Value Choice            MLPF&S for the Sole Benefit of Its Customers             Class C      28.2%       1.7%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Value Choice                         Wells Fargo Bank NA                         Class I       7.1%       4.5%
                                                   FBO Ret Plan SVCS 99020474
                                                          P.O. Box 1533
                                                   Minneapolis, MN 55480-1533

ING International Value Choice                    ING Diversified International                    Class I      92.9%      58.9%
                                                      Attn: Carneen Stokes
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING International Real Estate             MLPF&S for the Sole Benefit of Its Customers             Class A      28.2%      15.4%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Real Estate                   ING Life Insurance & Annuity Co.                   Class A       6.2%       3.4%
                                                       151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING International Real Estate             MLPF&S for the Sole Benefit of Its Customers             Class B      17.8%       0.4%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Real Estate                      Charles Schwab & Co., Inc.                      Class I      47.0%      10.7%
                                                  101 Montgomery St. 11th Floor
                                                  San Francisco, CA 94104-4151

ING International Real Estate                     ING Diversified International                    Class I      13.1%       2.6%
                                                      Attn: Carneen Stokes

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING International Real Estate                        Custodial Trust Company                       Class I      28.7%       5.7%
                                                  FBO Endowment Master Fund LP
                                                       101 Carnegie Center
                                                    Princeton, NJ 08540-6231

ING International Real Estate                       John Bolt & Chris COK TR                       Class I      16.6%       3.3%
                                                         U/A 12/08/1981
                                         Christian Reform Church Ministers Pension Fund
                                                     2850 Kalamazoo Ave. SE
                                                   Grand Rapids, MI 49560-0001

ING International Real Estate                          Henry Doorn, Jr. TR                         Class I      15.1%       3.0%
                                                       U/A 06/08/1990 AMD
                                                           06/08/1990
                                               Barnabas Foundation Common Trust FD
                                                 18601 N. Northcreek Dr. Suite B
                                                   Tinley Park, IL 60477-6398

ING Index Plus International                    ING Life Insurance & Annuity Co.                   Class A      87.8%       7.4%
Equity                                                 151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Index Plus International              MLPF&S for the Sole Benefit of Its Customers             Class B       9.3%      0.03%
Equity                                           Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Index Plus International                           First Clearing, LLC                         Class B       5.4%      0.01%
Equity                                                    A/C 2583-1909
                                                     Guerry S. Dyes SEP IRA
                                                        FCC AS Custodian
                                                      291 W. Peachtree St.
                                                     Norcross, GA 30071-1942

ING Index Plus International                              Pershing LLC                             Class B       7.8%       0.3%
Equity                                                    P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Index Plus International                      Raymond James & Assoc., Inc.                     Class B       5.2%      0.02%
Equity                                                   FBO Finley IRA
                                                         BIN # 87677976
                                                        880 Carillon Pkwy
                                                  St. Petersburg, FL 33716-1100

ING Index Plus International                              Pershing LLC                             Class B       5.9%      0.02%
Equity                                                    P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Index Plus International              MLPF&S for the Sole Benefit of Its Customers             Class C      40.2%       0.2%
Equity                                           Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Index Plus International                              NFS LLC FEBO                             Class C        8.7      0.04%
Equity                                                  Vladmir Antikarov
                                                   22 Chestnut Place, Apt. 311
                                                    Brookline, MA 02445-7535

ING Index Plus International                      ING Diversified International                    Class I      99.9%      90.7%
Equity                                                Attn: Carneen Stokes
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING International Capital                 MLPF&S for the Sole Benefit of Its Customers             Class A      84.6%        4.%
Appreciation                                     Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484



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
                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
ING International Capital                       ING Life Insurance & Annuity Co.                   Class A       8.9%       0.5%
Appreciation                                           151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING International Capital                 MLPF&S for the Sole Benefit of Its Customers             Class B       6.6%      0.01%
Appreciation                                        Attn: Fund Administration
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Capital                                 Pershing LLC                             Class B       7.0%      0.01%
Appreciation                                              P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING International Capital                      American Enterprise Investment SVCS                 Class B      14.3%       0.3%
Appreciation                                              FBO 210522871
                                                          P.O. Box 9446
                                                   Minneapolis, MN 55474-0001

ING International Capital                          ADP Clearing & Outsourcing                      Class B      17.5%      0.03%
Appreciation                                            FBO 351-99794-17
                                                           26 Broadway
                                                     New York, NY 10004-1703

ING International Capital                         Bear Stearns Securities Corp.                    Class B      24.2%      0.05%
Appreciation                                             FBO 87842840-13
                                                    1 Metro Tech Center North
                                                     Brooklyn, NY 11201-3870

ING International Capital                      State Street Bank & Trust Co. Cust.                 Class B       9.5%      0.02%
Appreciation                                      IRA R/O Kathleen D. Rohrecker
                                                         207 Grand Blvd.
                                                 Massapequa Park, NY 11762-2141

ING International Capital                 MLPF&S for the Sole Benefit of Its Customers             Class C      14.9%      0.02%
Appreciation                                     Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International Capital                              First Clearing, LLC                         Class C      35.3%      0.06%
Appreciation                                              A/C 8602-2559
                                                         Susan Wade IRA
                                                        FCC as Custodian
                                                        327 Wright Avenue
                                                   Carle Place, NY 11514-2040

ING International Capital                            LPL Financial Services                        Class C       6.2%      0.01%
Appreciation                                              A/C 3390-0011
                                                     9785 Town Centre Drive
                                                    San Diego, CA 92121-1968

ING International Capital                                 Pershing LLC                             Class C       7.8%      0.01%
Appreciation                                              P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING International Capital                            LPL Financial Services                        Class C      21.4%      0.03%
Appreciation                                              A/C 7201-1419
                                                     9785 Town Centre Drive
                                                    San Diego, CA 92121-1968

ING International Capital                                 Pershing LLC                             Class C       9.8%      0.01%
Appreciation                                              P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING International Capital                         ING Diversified International                    Class I      99.9%      94.4%
Appreciation                                          Attn: Carneen Stokes
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING Greater China                               ING Life Insurance & Annuity Co.                   Class A      38.5%      32.0%
                                                       151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Greater China                         MLPF&S for the Sole Benefit of Its Customers             Class B       6.1%       0.4%

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Greater China                         MLPF&S for the Sole Benefit of Its Customers             Class C       6.7%       0.7%
                                                 Attn: Fund Administration 97PA6
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Greater China                                         Pershing LLC                             Class C       6.4%       0.6%
                                                          P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Greater China                                      Jeffrey Young Cust                          Class I      10.0%     0.005%
                                                      Ryan Alexander Young
                                                      Florida Gift Min Act
                                                         23331 Water Cir
                                                    Boca Raton, FL 33486-8540

ING Greater China                                 Zenaida Isabel Espinosa Cust                     Class I      19.6%      0.01%
                                                        Isabella C. Young
                                                    UNIF Transfer Min Act Fl
                                                        6503 NW 66th Way
                                                     Parkland, FL 33067-1415

ING Greater China                              State Street Bank & Trust Co. Cust.                 Class I      57.1%      0.03%
                                                    SEP A/C Jeffrey R. Young
                                                         23331 Water Cir
                                                    Boca Raton, FL 33486-8540

ING Greater China                                     Deborah B. Norton Tr.                        Class I      13.1%       0.0%
                                                         U/A 03/20/2004
                                               Debhorah Bltyhe Norton Living Trust
                                                        470 Laurencin Dr.
                                                     Nokomis, FL 34275-3529

ING Emerging Markets Fixed                      ING Life Insurance & Annuity Co.                   Class A      93.3%      91.0%
Income                                                 151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Emerging Markets Fixed                                Pershing LLC                             Class B       8.1%      0.08%
Income                                                    P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Emerging Markets Fixed                                Pershing LLC                             Class B       9.0%       0.1%
Income                                                    P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Emerging Markets Fixed                        Raymond James & Assoc., Inc.                     Class B      22.1%       0.2%
Income                                                   FBO Ball Lewis
                                                          BIN# 11133918
                                                        880 Carillon Pkwy
                                                  St. Petersburg, FL 33716-1100

ING Emerging Markets Fixed                        Raymond James & Assoc., Inc.                     Class B      36.3%       0.4%
Income                                                 FBO Toepperwein Tru
                                                          BIN# 13434349
                                                        880 Carillon Pkwy
                                                  St. Petersburg, FL 33716-1100

ING Emerging Markets Fixed                             First Clearing, LLC                         Class C      12.2%       0.2%
Income                                                    A/C 6873-3150
                                               K D NAIDU Money Purchase Pension Pl
                                                        26865 Via Grande
                                                  Mission Viejo, CA 92691-6134

ING Emerging Markets Fixed                        H&R Block Financial Advisors                     Class C       5.1%       0.1%
Income                                                    A/C 53598272
                                                          Dime Building

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                   719 Griswold St. Ste. 1700
                                                     Detroit, MI 48226-3318

ING Emerging Markets Fixed                                Pershing LLC                             Class C      27.0%       0.4%
Income                                                    P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Emerging Markets Fixed                                Pershing LLC                             Class C      13.8%       0.2%
Income                                                    P.O. Box 2052
                                                   Jersey City, NJ 07303-2052

ING Emerging Markets Fixed                        Raymond James & Assoc., Inc.                     Class C      16.8%       0.2%
Income                                                 FBO Fields Cathryne
                                                          BIN# 83526473
                                                        880 Carillon Pkwy
                                                  St. Petersburg, FL 33716-1100

ING Emerging Markets Fixed                           RBC Dain Rauscher Inc.                        Class C      12.8%       0.2%
Income                                           FBO Christine P. Chatwell TTEE
                                     Separate SHR TR for Christine Chatwell U/A DTD 10/17/03
                                                       438 Mt. Laurel Ct.
                                                      Mount View, CA 94043

ING Emerging Markets Fixed                      ING Life Insurance & Annuity Co.                   Class I      97.9%       0.0%
Income                                                 151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Global Bond                                 ING Life Insurance & Annuity Co.                   Class A      98.6%      98.2%
                                                       151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Global Bond                                        First Clearing, LLC                         Class B      32.7%       0.1%
                                                          A/C 6101-2106
                                                      Pension Trust Account
                                                  15821 Ventura Blvd. Ste. 600
                                                      Encino, CA 91436-2946

ING Global Bond                                      Fahnestock & Co., Inc.                        Class B      43.2%       0.1%
                                      FBO Shell Barn Beverage Pension Trust Fund DTD 11/84
                                                     Attn: Arnold Pomerantz
                                                       658 Rockaway Tpke.
                                                     Lawrence, NY 11559-1016

ING Global Bond                                State Street Bank & Trust Co. Cust.                 Class B      18.7%       0.1%
                                                    SEP IRA Agnes C. Dickson
                                                            5 Segura
                                                      Irvine, CA 92612-1726

ING Global Bond                           MLPF&S for the Sole Benefit of Its Customers             Class C      43.0%       0.1%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Bond                                        First Clearing, LLC                         Class C       9.1%      0.02%
                                                          A/C 1627-6215
                                         D&B Patterson Inc. Defined Benefit Pension Plan
                                                       2583 Sandstone St.
                                                     Kingman, AZ 86401-7210

ING Global Bond                                      LPL Financial Services                        Class C       6.3%      0.01%
                                                          A/C 1243-8344
                                                     9785 Town Centre Drive
                                                    San Diego, CA 92121-1968

ING Global Bond                                      LPL Financial Services                        Class C      16.8%      0.03%
                                                          A/C 1244-1433
                                                     9785 Town Centre Drive
                                                    San Diego, CA 92121-1968

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
ING Global Bond                                State Street Bank & Trust Co. Cust.                 Class C       6.4%      0.01%
                                                 IRA A/C Anthony E. Guglielmetti
                                                      18212 Sun Maiden Ct.
                                                    San Diego, CA 92127-3103

ING Global Bond                                          Andrew D. Ross                            Class C      16.5%      0.03%
                                                         76 Wardman Rd.
                                                     Buffalo, NY 14217-2728

ING Global Bond                                 ING Life Insurance & Annuity Co.                   Class I      99.0%       0.0%
                                                       151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Disciplined International                   ING Life Insurance & Annuity Co.                   Class A      99.0%       0.0%
SmallCap                                               151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Disciplined International                   ING Life Insurance & Annuity Co.                   Class B      99.0%       0.0%
SmallCap                                               151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Disciplined International                   ING Life Insurance & Annuity Co.                   Class C      99.0%       0.0%
SmallCap                                               151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING Disciplined International                   ING Life Insurance & Annuity Co.                   Class I      99.9%      99.9%
SmallCap                                               151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING International                         Prudential Investment Management Services LLC            Class A      22.3%      10.4%
                                                     FBO Mutual Fund Clients
                                                      Attn: PruChoice Unit
                                                         194 Wood Ave. S
                                                      Iselin, NJ 08830-2710

ING International                                Citigroup Global Markets, Inc.                    Class B       9.1%       1.2%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING International                         MLPF&S for the Sole Benefit of Its Customers             Class B      13.4%       1.8%
                                                          A/C 72885A40
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International                                Citigroup Global Markets, Inc.                    Class C       9.8%       1.3%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING International                         MLPF&S for the Sole Benefit of Its Customers             Class C      42.4%       5.6%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING International                                      ING National Trust                          Class Q      87.1%      18.9%
                                                     151 Farmington Ave. #41
                                                     Hartford, CT 06156-0001

ING International                               ING Life Insurance & Annuity Co.                   Class Q      10.7%       2.3%
                                                       151 Farmington Ave.
                                                   Attn. Valuation Unit - TN41
                                                     Hartford, CT 06156-0001

ING International                                  Reliance Trust Company Cust                     Class I      94.9%       4.9%
                                           FBO ING Americas Deferred Comp Savings Plan
                                                     P.O. Box 48529 Ste. 200
                                                     Atlanta, GA 30362-1529

ING Russia                                         Charles Schwab & Co., Inc.                      Class A       8.0%      8.08%

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                        Reinvest Account
                                                     ATT: Mutual Fund Dept.
                                                       101 Montgomery St.
                                                  San Francisco, CA 94104-4151

ING Russia                                MLPF&S for the Sole Benefit of Its Customers             Class A       5.1%       5.1%
                                                 Attn: Fund Administration 97PA9
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Value Choice                            Charles Schwab & Co., Inc.                      Class Q       9.5%      0.20%
                                                  101 Montgomery St. 11th Floor
                                                  San Francisco, CA 94104-4151

ING Global Value Choice            Equitable Life for Separate Account 65 on Behalf of Various     Class Q      21.3%       0.5%
                                                      Expediter 401K Plans
                                                       200 Plaza Dr. HM-2
                                                         Attn: Ken Butka
                                                    Seacaucus, NJ 07094-3607

ING Global Value Choice                               Union Bank TR Nominee                        Class Q       8.9%       0.2%
                                              FBO Unisource Omnibus TR # 105050000
                                                         P.O. Box 85484
                                                    San Diego, CA 92186-5484

ING Global Value Choice                          Citigroup Global Markets, Inc.                    Class C       6.4%       2.0%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Global Value Choice                   MLPF&S for the Sole Benefit of Its Customers             Class C      51.2%      16.0%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Value Choice                          Citigroup Global Markets, Inc.                    Class B       8.8%       1.6%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Global Value Choice                   MLPF&S for the Sole Benefit of Its Customers             Class B      18.3%       3.2%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Value Choice                   MLPF&S for the Sole Benefit of Its Customers             Class A      36.0%      16.0%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Value Choice                            Reliance Trust Company Cust                     Class I      99.9%       4.7%
                                           FBO ING Americas Deferred Comp Savings Plan
                                                     P.O. Box 48529 Ste. 200
                                                     Atlanta, GA 30362-1529

ING International SmallCap                         Charles Schwab & Co., Inc.                      Class Q      47.5%       6.0%
                                                  101 Montgomery St. 11th Floor
                                                  San Francisco, CA 94104-4151

ING International SmallCap         Equitable Life for Separate Account 65 on Behalf of Various     Class Q      12.3%       1.6%
                                                      Expediter 401K Plans
                                                       200 Plaza Dr. HM-2
                                                         Attn: Ken Butka
                                                    Seacaucus, NJ 07094-3607

ING International SmallCap                       Citigroup Global Markets, Inc.                    Class C       7.6%       0.9%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.



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
                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                     New York, NY 10001-2402

ING International SmallCap                MLPF&S for the Sole Benefit of Its Customers             Class C      21.0%       2.4%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING International SmallCap                       Citigroup Global Markets, Inc.                    Class B       5.3%       0.5%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING International SmallCap                MLPF&S for the Sole Benefit of Its Customers             Class B      13.0%       1.1%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING International SmallCap                MLPF&S for the Sole Benefit of Its Customers             Class A      22.2%       9.2%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING International SmallCap                             ING National Trust                          Class A       7.4%       3.0%
                                                     151 Farmington Ave. #41
                                                     Hartford, CT 06156-0001

ING International SmallCap                      ING Life Insurance & Annuity Co.                   Class A      15.3%       6.3%
                                                   Attn: Valuation Unit - TN41
                                                       151 Farmington Ave.
                                                     Hartford, CT 06156-0001

ING International SmallCap                            SEI Private Trust Co.                        Class I      12.0%       3.1%
                                                         C/O Harris Bank
                                                     1 Freedom Valley Drive
                                                         Oaks, PA 19456

ING International SmallCap                        ING Diversified International                    Class I       9.8%       2.5%
                                                      Attn: Carneen Stokes
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING International SmallCap                            SEI Private Trust Co.                        Class I      40.5%      10.5%
                                                         C/O Harris Bank
                                                     1 Freedom Valley Drive
                                                         Oaks, PA 19456

ING International SmallCap                            SEI Private Trust Co.                        Class I      31.9%       8.2%
                                                         C/O Harris Bank
                                                     1 Freedom Valley Drive
                                                         Oaks, PA 19456

ING Emerging Countries                             Charles Schwab & Co., Inc.                      Class Q      17.1%       0.9%
                                                  101 Montgomery St. 11th Floor
                                                  San Francisco, CA 94104-4151

ING Emerging Countries                          ING Life Insurance & Annuity Co.                   Class Q      30.9%       1.6%
                                                       151 Farmington Ave.
                                                   Attn. Valuation Unit - TN41
                                                     Hartford, CT 06156-0001

ING Emerging Countries                    Prudential Investment Management Services LLC            Class Q      15.9%       0.8%
                                                     FBO Mutual Fund Clients
                                                      Attn: PruChoice Unit
                                                      194 Wood Avenue South
                                                      Iselin, NJ 08830-2710

ING Emerging Countries                           Citigroup Global Markets, Inc.                    Class C      16.0%       2.8%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.



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


                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                     New York, NY 10001-2402

ING Emerging Countries                    MLPF&S for the Sole Benefit of Its Customers             Class C      26.4%       4.6%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Emerging Countries                           Citigroup Global Markets, Inc.                    Class B       9.7%       0.6%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Emerging Countries                    MLPF&S for the Sole Benefit of Its Customers             Class B       8.9%       0.5%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Emerging Countries                           Citigroup Global Markets, Inc.                    Class A       7.7%       4.6%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Emerging Countries                    MLPF&S for the Sole Benefit of Its Customers             Class A       9.9%       5.9%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Emerging Countries                             Charles Schwab & Co., Inc.                      Class A      10.7%       6.4%
                                                  101 Montgomery St. 11th Floor
                                                  San Francisco, CA 94104-4151

ING Emerging Countries                                 AST Trust C/O Cust                          Class A       5.9%       3.5%
                                  FBO Patina Oil & Gas Corp Def Comp Plan for Select Employees
                                                         P.O. Box 52129
                                                     Phoenix, AZ 85072-2129

ING Emerging Countries                            ING Diversified International                    Class I      79.3%       9.5%
                                                      Attn: Carneen Stokes
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING Emerging Countries                             Reliance Trust Company Cust                     Class I      20.5%       2.4%
                                           FBO ING Americas Deferred Comp Savings Plan
                                                     P.O. Box 48529 Ste. 200
                                                     Atlanta, GA 30362-1529

ING Global Equity Dividend                MLPF&S for the Sole Benefit of Its Customers             Class A      12.3%       6.0%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Equity Dividend                       Citigroup Global Markets, Inc.                    Class B       6.1%       1.1%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Global Equity Dividend                1773&S for the Sole Benefit of Its Customers             Class B      21.4%       3.9%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Equity Dividend                       Citigroup Global Markets, Inc.                    Class C       7.2%       2.4%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
ING Global Equity Dividend                MLPF&S for the Sole Benefit of Its Customers             Class C      35.8%      11.9%
                                                 Attn: Fund Administration 98362
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Foreign                                      Citigroup Global Markets, Inc.                    Class A       8.8%       4.0%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Foreign                               MLPF&S for the Sole Benefit of Its Customers             Class A      30.2%      12.7%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Foreign                                      Citigroup Global Markets, Inc.                    Class B      10.4%       0.8%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Foreign                               MLPF&S for the Sole Benefit of Its Customers             Class B      22.0%       1.7%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Foreign                                      Citigroup Global Markets, Inc.                    Class C      14.4%       4.7%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Foreign                               MLPF&S for the Sole Benefit of Its Customers             Class C      33.1%      11.0%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Foreign                                       ING Diversified International                    Class I      98.1%      13.6%
                                                      Attn: Carneen Stokes
                                                 7337 E. Doubletree Ranch Road.
                                                    Scottsdale, AZ 85258-2160

ING Foreign                                         Fifth Third Bank Succttee                      Class Q      45.4%      0.10%
                                                     FBO TR UA Leo Hawk Unit
                                                      Account # 01-03501202
                                                          P.O. Box 3385
                                                    Cincinnati, OH 45263-0001

ING Foreign                                          LPL Financial Services                        Class Q       5.8%      0.01%
                                                         A/C # 4139-6600
                                                      9785 Towne Centre Dr
                                                    San Diego, CA 92121-1968

ING Foreign                                              TrustLynx & Co.                           Class Q      36.2%       0.1%
                                                           A/C # 00M67
                                                            TrustLynx
                                                         P.O. Box 173736
                                                      Denver, CO 80217-3736

ING Global Real Estate                       National Nederlanden Intervest II B.V.                Class I      10.8%       7.9%
                                                       Richard Van Altena
                                                         ING Real Estate
                                                     Scenkkade 65 Den Hague
                                                     P.O. Box 90463 2509 KK
                                                     Den Hague, Netherlands

ING Global Real Estate                    MLPF&S for the Sole Benefit of Its Customers             Class A       8.5%       6.2%
                                                 Attn: Fund Administration 97PA5
                                               4800 Deer Lake Drive East 2nd Floor

                                                                                                   CLASS AND
                                                                                                     RECORD  PERCENTAGE PERCENTAGE
             FUND                                            ADDRESS                               OWNERSHIP  OF CLASS    OF FUND
------------------------------ ------------------------------------------------------------------- --------- ---------- ----------
                                                   Jacksonville, FL 32246-6484

ING Global Real Estate                    MFPF&S for the Sole Benefit of Its Customers             Class B      10.8%       0.6%
                                                    Attn: Fund Administration
                                               4800 Deer Lake Drive East 3rd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Real Estate                           Citigroup Global Markets, Inc.                    Class B       7.3%       0.4%
                                                        A/C # 00109801250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Global Real Estate                    MLPF&S for the Sole Benefit of Its Customers             Class C      26.2%       5.2%
                                                 Attn: Fund Administration 97PA3
                                               4800 Deer Lake Drive East 2nd Floor
                                                   Jacksonville, FL 32246-6484

ING Global Real Estate                           Citigroup Global Markets, Inc.                    Class C       5.8%       1.1%
                                                       A/C # 001-098-01250
                                                   Attn: Peter Booth 7th Floor
                                                         333 W. 34th St.
                                                     New York, NY 10001-2402

ING Global Real Estate                                SEI Private Trust Co.                        Class I      32.2%       0.5%
                                                      C/O TIAA/CREF ID 765
                                                       1 Freedom Valley Dr
                                                         Oaks, PA 19456

ING Global Real Estate                              Morgan Stanley & Co. FBO                       Class I       9.2%       0.1%
                                                Hamot Medical Center Reserve Fund
                                                             *IGLIX*
                                                          201 State St.
                                                       Erie, PA 16550-0002

ING Global Real Estate                              Morgan Stanley & Co. FBO                       Class I       7.9%       0.1%
                                            Hamot Health Foundation Inc. Pension Fund
                                                             *IGLIX*
                                                          201 State St.
                                                       Erie, PA 16550-0002

ING Global Real Estate                              Morgan Stanley & Co. FBO                       Class I       7.0%       0.1%
                                        Hamot Health Foundation Inc. Second Century Fund
                                                             *IGLIX*
                                                          201 State St.
                                                       Erie, PA 16550-0002

ING Global Real Estate                              Trenton Fire & Police AGY                      Class I      21.2%       0.3%
                                                      National City Bank TR
                                                       Trust Mutual Funds
                                                         P.O. Box 94984
                                                    Cleveland, OH 44101-4984

ING Global Real Estate                               United Methodist Health                       Class I      13.3%       0.2%
                                                          Ministry Fund
                                                        101 E. First Ave.
                                                            P.O. 1384
                                                    Hutchinson, KS 67504-1384


                                     ADVISER


     The investment adviser for each Fund is ING Investments ("Adviser" or "ING Investments"), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively,

"Sub-Advisers"): ING Investment Management Advisors B.V. ("IIMA") as the Sub-Adviser to Emerging Markets Fixed Income Fund, Global Equity Dividend Fund, Index Plus International Equity Fund, International Value Opportunities Fund and Russia Fund; ING Clarion Real Estate Securities L.P. ("ING CRES") as the Sub-Adviser to Global Real Estate Fund and International Real Estate Fund; ING Investment Management Asia/Pacific (Hong Kong) Limited ("IIM Asia Pacific") as the Sub-Adviser to Greater China Fund; ING Investment Management Co. ("ING IM"), as the Sub-Adviser to Disciplined International SmallCap Fund, International Growth Opportunities Fund, Global Natural Resources Fund and Global Bond Fund; Brandes Investment Partners, L.P. ("Brandes") as the Sub-Adviser to Emerging Countries Fund and International Value Fund; Julius Baer Investment Management LLC ("JBIM") as the Sub-Adviser to Foreign Fund; Tradewinds NWQ Global Investors, LLC ("Tradewinds") as the Sub-Adviser to Global Value Choice Fund and International Value Choice Fund; Hansberger Global Investors, Inc. ("HGI") as the Sub-Adviser to International Capital Appreciation Fund; and Acadian Asset Management, Inc. ("Acadian") and Batterymarch Financial Management, Inc. ("Batterymarch") as the Sub-Advisers to International SmallCap Fund. ING Investments, ING IM, IIMA, IIM Asia Pacific, and INGCRES are indirect, wholly-owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


     On February 26, 2001, the name of the Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to April 30, 2001, ING Mutual Funds Management Co. LLC ("IMFC") served as adviser to certain of the Funds. On April 30, 2001, IMFC, an indirect, wholly-owned subsidiary of ING Groep that had been under common control with the Adviser, merged with the Adviser.

     ING Investments serves pursuant to a separate investment management agreement ("Investment Advisory Agreement") between ING Investments and each Trust, on behalf of the Funds. The Investment Advisory Agreements require ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Funds. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") ING Investments has delegated certain management responsibilities to certain Sub-Advisers for each of the Funds. ING Investments oversees the investment management of the Sub-Advisers for the Funds.

     Each Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Funds and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. Each Investment Advisory Agreement provides that ING Investments is not subject to liability to the Funds for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

     Prior to August 1, 2003, Global Value Choice Fund, International Fund, and Global Natural Resources Fund were directly managed by ING Investments. ING has undertaken an internal reorganization that, among other things, integrated certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING IM. On August 1, 2003, ING IM became the sub-adviser to Global Value Choice Fund, International Growth Opportunities Fund, and Global Natural Resources Fund. One of the primary purposes of the integration plan was to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. As a result of this integration plan the operational and supervisory functions of the Funds' Investment Management Agreements were separated from the portfolio management functions related to the Funds, with the former continuing to be provided by the

Adviser and the latter provided by ING IM. The portfolio management personnel for these Funds did not change as a result of this internal reorganization.

     After an initial term of two years, each Investment Advisory Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of ING Investments or a Sub-Adviser, as the case may be, by vote cast in person at a meeting called for the purpose of voting on such approval.

     For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationships, please refer to the Funds' semi-annual shareholder report dated April 30, 2007. Each Investment Advisory Agreement is terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon 60 days' notice given by the Adviser. The Investment Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

ADVISORY FEES

     ING Investments bears the expense of providing its services, and pays the fees of the Sub-Advisers. For its services, each Fund pays ING Investments, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:


FUND                                 ANNUAL ADVISER FEE
----                                 ------------------
Disciplined International SmallCap   0.60% of the Fund's average daily net assets

Emerging Countries                   1.25% of the Fund's average daily net assets

Emerging Markets Fixed Income        0.65% on the first $250 million of the Fund's average daily net assets;
                                     0.60% on the next $250 million of the Fund's average daily net assets; and
                                     0.55% of the Fund's average daily net assets in excess of $500 million

Foreign                              1.00% on the Fund's average daily net assets up to $500 million; and
                                     0.90% of the Fund's average daily net assets in excess of $500 million

Global Bond                          0.40% of the Fund's average daily net assets(1)

Global Equity Dividend               0.70% of the Fund's average daily net assets(1)

Global Natural Resources             1.00% on the Fund's average daily net assets up to $50 million; and
                                     0.75% of the Fund's average daily net assets in excess of $50 million(1)

Global Real Estate                   0.80% on the first $250 million of the Fund's average daily net assets;
                                     0.775% on the next $250 million of the Fund's average daily net assets; and
                                     0.70% of the Fund's average daily net assets in excess of $500 million

Global Value Choice                  1.00% on the first $250 million of the Fund's average daily net assets;
                                     0.90% on the next $250 million of the Fund's average daily net assets;
                                     0.80% on the next $500 million of the Fund's average daily net assets; and
                                     0.75% of the Fund's average daily net assets in excess of $1 billion

FUND                                 ANNUAL ADVISER FEE
----                                 ------------------
Greater China                        1.15% on the first $100 million of the Fund's average daily net assets;
                                     1.05% on the next $150 million of the Fund's average daily net assets; and
                                     0.95% of the Fund's averaged daily net assets in excess of $250 million

Index Plus International Equity      0.55% of the Fund's average daily net assets

International Growth Opportunities   1.00% of the Fund's average daily net assets(1)

International Capital Appreciation   0.85% on the first $500 million of the Fund's average daily net assets;
                                     0.80% on the next $500 million of the Fund's average daily net assets; and
                                     0.75% of the Fund's average daily net assets in excess of $1 billion

International Real Estate            1.00% on the first $250 million of the Fund's average daily net assets;
                                     0.90% on the next $250 million of the Fund's average daily net assets; and
                                     0.80% of the Fund's average daily net assets in excess of $500 million

International SmallCap               1.00% on the first $500 million of the Fund's average daily net assets;
                                     0.90% on the next $500 million of the Fund's average daily net assets; and
                                     0.85% of the Fund's average daily net assets in excess of $1 billion

International Value                  1.00% of the Fund's average daily net assets

International Value Choice           1.00% of the Fund's average daily net assets

International Value Opportunities    0.80% of the Fund's average daily net assets;
                                     0.75% of the assets thereafter

Russia                               1.25% of the Fund's average daily net assets


(1) To seek a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

TOTAL ADVISORY FEES PAID BY THE FUNDS


     The following table set forth the total amounts the Funds paid to ING Investments for the fiscal years ended October 31, 2006, 2005 and 2004:



                                                          OCTOBER
                                        -------------------------------------------
FUND                                        2006           2005            2004
----                                    -----------     -----------     -----------
Disciplined International SmallCap(1)           N/A             N/A             N/A
Emerging Countries                      $ 2,217,948     $ 1,424,134     $ 1,366,303
Emerging Markets Fixed Income           $    62,567(2)          N/A             N/A
Foreign                                 $ 3,679,388     $ 1,863,015     $   732,596
Global Bond                             $    33,344(3)          N/A             N/A
Global Equity Dividend                  $ 1,263,686     $   635,302     $    66,553
Global Natural Resources Fund           $ 1,027,161     $   753,527     $   825,336
Global Real Estate                      $ 2,775,270     $ 1,375,038     $   738,948
Global Value Choice                     $ 1,062,122     $ 1,091,559     $ 1,318,176
Greater China                           $   188,819(2)          N/A             N/A
Index Plus International Equity         $   275,125(2)          N/A             N/A
International Growth Opportunities      $ 1,280,746     $ 1,147,953     $ 1,067,816
International Capital Appreciation      $   236,941(2)          N/A             N/A
International Real Estate               $   235,365(4)          N/A             N/A
International SmallCap                  $ 4,663,780     $ 3,390,664     $ 3,428,221
International Value                     $44,969,244     $40,730,906     $36,256,019
International Value Choice              $   347,873          43,216(5)          N/A
International Value Opportunities(6)            N/A             N/A             N/A
Russia                                  $ 7,198,140     $ 2,607,017     $ 2,638,476



----------
(1) Disciplined International SmallCap Fund had not commenced operations as of October 31, 2006, therefore, no advisory fees were paid as of that date.



(2) Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund commenced operations on December 21, 2005. Reflects the ten-month period from December 21, 2005 to October 31, 2006.(2)



(3) Global Bond Fund commenced operations on June 30, 2006. Reflects the four-month period from June 30, 2006 to October 31, 2006.



(4) International Real Estate Fund commenced operations on February 28, 2006. Reflects the eight-month period from February 28, 2006 to October 31, 2006.



(5) International Value Choice Fund commenced operations on February 1, 2005. Reflects the nine-month period from February 1, 2005 to October 31, 2005.



(6) International Value Opportunities Fund had not commenced operations as of October 31, 2006, therefore, no advisory fees were paid as of that date.



                          EXPENSE LIMITATION AGREEMENTS



     ING Investments has entered into expense limitation agreements with each Fund, except International Value Fund and Greater China Fund, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Funds (which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business), and expenses of any counsel or other persons or services retained by the Funds' Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments or Sub-Adviser do not exceed the following expense limitations:


FUND                                    CLASS A   CLASS B   CLASS C   CLASS I   CLASS O   CLASS Q
----                                    -------   -------   -------   -------   -------   -------
Disciplined International SmallCap       1.20%     1.95%     1.95%     0.95%      N/A       N/A
Emerging Countries(1)                    2.25%     2.90%     2.90%     1.75%      N/A      2.15%
Emerging Markets Fixed Income            1.25%     2.00%     2.00%     1.00%      N/A       N/A
Foreign(2)                               1.95%     2.70%     2.70%     1.60%      N/A      1.85%
Global Bond                              0.90%     1.65%     1.65%     0.61%      N/A       N/A
Global Equity Dividend                   1.40%     2.15%     2.15%      N/A      1.40%      N/A
Global Natural Resources                 2.75%      N/A       N/A       N/A       N/A       N/A
Global Real Estate                       1.75%     2.50%     2.50%     1.50%     1.75%      N/A
Global Value Choice                      1.85%     2.50%     2.50%     1.50%      N/A      1.75%
Index Plus International Equity          1.15%     1.90%     1.90%     0.90%      N/A       N/A
International Growth Opportunities(3)    2.75%     3.50%     3.50%     2.50%      N/A      2.75%
International Capital Appreciation       1.50%     2.25%     2.25%     1.25%      N/A       N/A
International Real Estate                1.50%     2.25%     2.25%     1.25%      N/A       N/A
International SmallCap                   1.95%     2.60%     2.60%     1.40%      N/A      1.85%
International Value Choice               1.70%     2.45%     2.45%     1.45%      N/A       N/A
International Value Opportunities        1.40%     2.15%     2.15%     1.15%      N/A       N/A
Russia                                   3.35%     4.10%      N/A       N/A       N/A       N/A



----------
(1) Pursuant to a side agreement, dated January 1, 2007, ING Investments has lowered the expense limits for Emerging Countries Fund through at least December 31, 2007. The expense limits for Emerging Countries Fund are 2.10%, 2.85%, 2.85%, and 2.10% for Class A, Class B, Class C, and Class Q shares, respectively. If, after December 31, 2007, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.



(2) Pursuant to a side agreement, dated March 1, 2007, ING Investments has lowered the expense limits for Foreign Fund through at least March 1, 2008. The expense limits for Foreign Fund are 1.70%, 2.45%, 2.45%, 1.35% and 1.60% for Class A, Class B, Class C, Class I and Class Q shares, respectively. If, after March 1, 2008, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.



(3) Pursuant to a side agreement, dated March 1, 2007, ING Investments has lowered the expense limits for International Growth Opportunities Fund through at least March 1, 2008. The expense limits for International Growth Opportunities Fund are 1.95%, 2.70%, 2.70%, 1.60% and 1.85% for Class A, Class B, Class C, Class I and Q shares, respectively. If, after March 1, 2008, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.


     Each Fund set forth above may at a later date reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

     The expense limitation agreement provides that the expense limitation shall continue until March 1, 2008. The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days' of the end of the then-current term for that Fund or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to ING Investments at its principal place of business within ninety (90) days' of the end of the then-current term for a Fund.

                                  SUB-ADVISERS

     The Investment Advisory Agreements for each of the Funds provides that ING Investments, with the approval of a Trust's Board, may select and employ investment advisers to serve as sub-advisers for any of the Funds, and shall monitor the sub-advisers' investment programs and results, and coordinate the investment activities of the sub-advisers to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under each Investment Management Agreement, including all fees payable to the sub-advisers and executive salaries and expenses of the Trustees and officers of a Trust who are employees of ING Investments or its affiliates. Each sub-adviser pays all of its expenses arising from the performance of its obligations under the relevant Sub-Advisory Agreements.

     Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's NAV; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of ING Investments or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreements may be terminated without payment of any penalties by ING Investments, the Board, on behalf of a Fund, or the shareholders of such Fund upon sixty (60) days' written notice. Otherwise, after an initial term of two years, the Sub-Advisory Agreements will remain in effect for from year to year, subject to the annual approval of the appropriate Board, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

     On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments to enter into new investment sub-advisory contracts with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Trustees) but without obtaining shareholder approval. Emerging Countries Fund, Emerging Markets Fixed Income Fund, Foreign Fund, Global Equity Dividend Fund, Global Value Choice Fund, Greater China Fund, Index Plus International Equity Fund, International Capital Appreciation Fund, International Real Estate Fund, International SmallCap Fund, and International Value Choice Fund ("Manager-of-Managers Funds") operate in this manner. ING Investments may rely on this exemptive order only if, among other things, a fund's shareholders have approved the arrangement. The sole shareholders of Global Equity Dividend Fund and Foreign Fund approved these "manager-of-managers" arrangements on August 29, 2003 and June 30, 2003, respectively. The shareholders of Global Value Choice Fund approved this "manager-of-managers" arrangement on January 25, 2005. The sole shareholder of International Value Choice approved this "manager-of-managers" arrangement on February 1, 2005. The shareholders of each of Emerging Countries Fund and International SmallCap Fund approved this "manager-of-managers" arrangement on February 15, 2005. The sole shareholder of each of Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund approved this "manager-of-managers" arrangement on December 21, 2005. The sole shareholder of International Real Estate Fund approved this "manager-of-managers" arrangement on February 28, 2006. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers on behalf of the Manager-of-Manager Funds. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the the Manager-of-Manager Funds, including overall supervisory responsibility for the general management and investment of the Manager-of-Manager Funds' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Manager-of-Manager Funds' overall investment strategies;
(ii) evaluate, select and recommend sub-advisers to manage all or part of the Manager-of-Manager Funds' assets; (iii) when appropriate, allocate and reallocate the Manager-of-Manager Funds' assets among multiple sub-advisers;
(iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Manager-of-Manager Funds' investment objectives, policies, and restrictions.



     Pursuant to an Amended and Restated Sub-Advisory Agreement dated December 7, 2005, and the first amendment to the amended and restated sub-advisory agreement on December 1, 2006, between ING Investments and IIMA, IIMA serves as Sub-Adviser to Emerging Markets Fixed Income Fund, Global Equity Dividend Fund, Index Plus International Equity Fund, International Value Opportunities Fund and Russia Fund. In this capacity, IIMA, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of the Funds, manages the Funds' portfolio investments consistently with each Fund's investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Located at Prinses Beatrixlaan 15, 2595 AK, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.



     Pursuant to a Sub-Advisory Agreement between ING Investments and ING CRES dated September 23, 2002, ING CRES serves as Sub-Adviser to Global Real Estate Fund and International Real Estate Fund. In this capacity, ING CRES, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of the Funds, manages the Funds' portfolio investments consistently with each Fund's investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Located at 259
N. Radnor-Chester Road, Radnor, PA 19087, ING CRES is in the business of providing investment advice to institutional and individual clients. ING CRES is an indirect, wholly-owned subsidiary of ING Groep, N.V. and is an affiliate of ING Investments.


     Pursuant to a Sub-Advisory Agreement between ING Investments and IIM Asia Pacific dated December 7, 2005, IIM Asia Pacific serves as Sub-Adviser to Greater China Fund. In this capacity, IIM Asia Pacific, subject to the supervision and control of ING Investments and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Located at 39/F One International Finance Centre, 1 Harbour View Street, Central, Hong Kong, IIM Asia Pacific is registered with the SEC as an investment adviser. IIM Asia Pacific is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.


     Pursuant to a Sub-Advisory Agreement dated August 1, 2003 between ING Investments and ING IM, ING IM acts as Sub-Adviser to International Growth Opportunities Fund (formerly known as International Fund) and Global Natural Resources Fund (formerly known as Precious Metals Fund). Pursuant to a Sub-Advisory Agreement dated November 1, 2006 between ING Investments and ING IM, ING IM acts as Sub-Adviser to Disciplined International SmallCap Fund. In this capacity, ING IM, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of the Funds, manages each Fund's portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. ING IM's address is 230 Park

Avenue, New York, NY 10169. ING IM is an affiliate of ING Investments and an indirect, wholly owned subsidiary of ING Groep.

     Pursuant to a Sub-Advisory Agreement dated May 28, 2003 between ING Investments and JBIM, JBIM acts as Sub-Adviser to Foreign Fund. In this capacity, JBIM, on behalf of the Fund, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by ING Investments. JBIM's address is 330 Madison Avenue, New York, NY 10017.

     Pursuant to Sub-Advisory Agreements dated September 1, 2000 (International Value Fund) and dated March 1, 2005 (Emerging Countries Fund) between ING Investments and Brandes, Brandes acts as Sub-Adviser to International Value Fund and Emerging Countries Fund. In this capacity, Brandes, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of each Fund, manages each Fund's portfolio investments, consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by ING Investments. Brandes' address is 11988 El Camino Real Ste. 500, P.O. Box 919048, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the Managing Directors of Brandes.

     Pursuant to a Sub-Advisory Agreement dated December 7, 2005 between ING Investments and HGI, HGI serves as the Sub-Adviser to International Capital Appreciation Fund. In this capacity, HGI, subject to the supervision and control of ING Investments and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. HGI is located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301.

     Pursuant to a Sub-Advisory Agreement dated March 1, 2005 between ING Investments and Acadian and a Sub-Advisory Agreement dated November 1, 2006 between ING Investments and Batterymarch, Acadian and Batterymarch serve as the Sub-Advisers to International SmallCap Fund. The two sub-advisers act independently of each other and use their own methodology for selecting investments. In this capacity, Acadian and Batterymarch, subject to the supervision and control of ING Investments and the Trustees of the Fund, on behalf of the Fund, manage the Fund's portfolio investments, consistent with the Fund's investment objective, and execute any of the Fund's investment policies that they deem appropriate to utilize from time to time. Acadian's address is One Post Office Square, Boston, MA 02109. Batterymarch's address is John Hancock Tower, 200 Clarendon Street, 49th Floor, Boston, MA 02116.


     Pursuant to Sub-Advisory Agreements dated May 25, 2006 and April 3, 2006 between ING Investments and Tradewinds, Tradewinds acts as Sub-Adviser to Global Value Choice Fund and International Value Choice Fund, respectively. In this capacity, Tradewinds, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of the Funds, manages the Funds' portfolio investments consistently with each Fund's investment objective and executes the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. The principal address of Tradewinds is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. Tradewinds is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Tradewinds is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of Tradewinds.

SUB-ADVISORY FEE

     As compensation to each Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:


FUND                                 ANNUAL SUB-ADVISORY FEE
----                                 -----------------------
Disciplined International SmallCap   0.27% of the Fund's average daily net
                                     assets
Emerging Countries                   0.70% of the Fund's averaged daily net
                                     assets

Emerging Markets Fixed Income        0.35% on the first $250 million of the
                                     Fund's average daily net assets;
                                     0.30% on next $250 million of the Fund's
                                     average daily net assets; and
                                     0.25% of the Fund's average daily net
                                     assets in excess of $500 million

Foreign(1)                           0.45% on the first $500 million of the
                                     Fund's average daily net assets; and
                                     0.40% of the Fund's average daily net
                                     assets thereafter

Global Bond                          0.18% of the Fund's average daily net
                                     assets

Global Equity Dividend               0.20% of the Fund's average daily net
                                     assets

Global Natural Resources             0.4500% on the first $50 million of the
                                     Fund's average daily net assets; and
                                     0.3375% of the Fund's average daily net
                                     assets in excess of $50 million

Global Real Estate                   0.40% on the first $250 million of the
                                     Fund's average daily net assets;
                                     0.375% on the next $250 million of the
                                     Fund's average daily net assets; and
                                     0.35% of the Fund's average daily net
                                     assets in excess of $500 million

Global Value Choice                  0.40% on the value of the net assets of the
                                     Fund equal to the amount transitioned to
                                     the Sub-Adviser's management pursuant to
                                     the sub-advisory agreement with Tradewinds
                                     (the "Transitioned Amount"); and
                                     0.60% computed on aggregate net assets in
                                     excess of the Transitioned Amount.

Greater China                        0.55% on the first $100 million of the
                                     Fund's average daily net assets;
                                     0.50% on the next $150 million of the
                                     Fund's average daily net assets; and
                                     0.45% of the Fund's average daily net
                                     assets in excess of $250 million

FUND                                 ANNUAL SUB-ADVISORY FEE
----                                 -----------------------
Index Plus International Equity      0.20% of the Fund's average daily net
                                     assets

International Growth Opportunities   0.4500% of the Fund's average daily net
                                     assets

International Capital Appreciation   0.45% on the first $500 million of the
                                     Fund's average daily net assets;
                                     0.40% on the next $500 million of the
                                     Fund's average daily net assets; and
                                     0.35% of the Fund's average daily net
                                     assets in excess of $1 billion

International Real Estate            0.50% on the first $250 million of the
                                     Fund's average daily net assets;
                                     0.45% on the next $250 million of the
                                     Fund's average daily net assets; and
                                     0.40% of the Fund's average daily net
                                     assets in excess of $500 million

International SmallCap               Acadian

                                     0.55% on the first $140 million of the
                                     Fund's average daily net assets;
                                     0.46% on the next $860 million of the
                                     Fund's average daily net assets; and
                                     0.425% of the Fund's average daily net
                                     assets in excess of $1 billion

                                     Batterymarch

                                     0.75% on the first $100 million of the
                                     Fund's average daily net assets, Once the assets reach $100 million, schedule resets to:
                                     0.85% on the first $25 million of the
                                     Fund's average daily net assets;
                                     0.70% on the next $75 million of the Fund's average daily net assets;
                                     0.60% on the next $100 million of the
                                     Fund's average daily net assets; and
                                     0.50% of the Fund's average daily net
                                     assets over $200 million.

International Value                  0.50% of the Fund's average daily net
                                     assets

International Value Choice           0.50% on the initial $300 million of the
                                     Fund's average daily net assets; and
                                     0.55% of the Fund's average daily net
                                     assets thereafter on any aggregate asset
                                     level

International Value Opportunities    0.25% on the first $1 billion;
                                     0.20% thereafter

Russia                               0.60% of the Fund's average daily net
                                     assets


(1)  Assets aggregated with ING Julius Baer Foreign Portfolio to determine fees.

TOTAL SUB-ADVISORY FEES PAID BY ING INVESTMENTS



     For the fiscal years ended October 31, 2006, 2005 and 2004, ING Investments paid the Sub-Advisers, sub-advisory fees as follows:



                                     OCTOBER 31,

FUND                                        2006              2005            2004
----                                    -----------       -----------     -----------
Disciplined International SmallCap(1)           N/A               N/A             N/A
Emerging Countries (2)                  $ 1,242,050       $   755,111     $   628,499
Emerging Markets Fixed Income           $    33,690(3)            N/A             N/A
Foreign                                 $ 1,535,009       $   814,851     $   329,668
Global Bond                             $    15,005(4)            N/A             N/A
Global Equity Dividend                  $   361,053       $   181,515     $    19,015
Global Natural Resources                $   462,222       $   339,087     $   371,401
Global Value Choice                     $   425,037       $   451,283     $   593,323
Global Real Estate                      $ 1,401,755       $   687,519     $   369,474
Greater China                           $    90,305(3)            N/A             N/A
Index Plus International Equity         $   100,045(3)            N/A             N/A
International Growth Opportunities      $   576,335       $   516,579     $   480,517
International Capital Appreciation      $   125,439(3)            N/A             N/A
International Real Estate               $   117,682(5)            N/A             N/A
International SmallCap (6)              $ 2,278,423       $ 1,689,270     $ 1,606,050
International Value                     $22,484,597       $20,365,450     $18,128,013
International Value Choice              $   173,936(7)    $    21,608(7)          N/A
International Value Opportunities(8)            N/A               N/A             N/A
Russia                                  $ 3,455,105       $ 1,251,368     $ 1,266,469



(1) Disciplined International SmallCap Fund had not commenced operations as of October 31, 2006, therefore, no sub-advisory fees were paid as of that date.



(2) Prior to March 1, 2005, Emerging Countries Fund was managed by a different sub-adviser. From December 5, 2002 to March 1, 2005, Emerging Countries Fund was sub-advised by ING Investment Management Advisors B.V.

(3) Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund commenced operations on December 21, 2005. Reflects the ten-month period from December 21, 2005 to October 31, 2006.



(4) Global Bond Fund commenced operations on June 30, 2006. Reflects the four-month period from June 30, 2006 to October 31, 2006.



(5) International Real Estate Fund commenced operations on February 28, 2006. Reflects the eight-month period from February 28, 2006 to October 31, 2006.



(6) Prior to February 1, 2005, International SmallCap Fund was managed by a different sub-adviser. From September 1, 2000 to March, 1, 2005, International SmallCap Fund was sub-advised by Nicholas-Applegate Capital Management.



(7) International Value Choice Fund commenced operations on February 1, 2005. Reflects the eight-month period from February 1, 2005 to October 31, 2005.



(8) International Value Opportunities Fund had not commenced operations as of October 31, 2006, therefore, no sub-advisory fees were paid as of that date.


                               PORTFOLIO MANAGERS


DISCIPLINED INTERNATIONAL SMALLCAP
Sub-Advised by ING Investment Management Co.



Other Accounts Managed



     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2006:



                         REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                               COMPANIES                   VEHICLES                  OTHER ACCOUNTS
                      --------------------------   -------------------------   --------------------------
                      NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER      ACCOUNTS    (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)   ACCOUNTS*    (IN BILLIONS)
-----------------     ---------   --------------   ---------   -------------   ---------   --------------
Omar Aguilar, Ph.D.       32      $6,163,848,792       12       $731,629,468       23      $3,354,351,491
Vincent Costa, CFA        32      $6,163,848,792       12       $731,629,468       23      $3,354,351,491



*    3 accounts with assets of $529,786,621 are subject to a performance fee.



Potential Material Conflicts of Interest



     The portfolio managers may be subject to potential conflicts of interest because the portfolio managers are responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio managers' various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio managers' accounts.



     A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.



     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.



     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.



     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.



Compensation



     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, three- and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.



     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The relevant index is the Lehman Brothers Global Aggregate Index and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.



     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).



     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.



     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.



Ownership of Securities



     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of

October 31, 2006 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



PORTFOLIO MANAGER     DOLLAR RANGE OF FUND SHARES OWNED(1)
-----------------     ------------------------------------
Omar Aguilar, Ph.D.                    N/A
Vincent Costa, CFA                     N/A


(1)  As of October 31, 2006, the Fund had not commenced operations.

EMERGING COUNTRIES FUND

Sub-Advised by Brandes Investment Partners, L.P.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2006:


                           REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                 COMPANIES                   VEHICLES                  OTHER ACCOUNTS
                         -------------------------   -------------------------   -------------------------
                         NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER         ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)   ACCOUNTS*   (IN MILLIONS)
-----------------        ---------   -------------   ---------   -------------   ---------   -------------
Alphonse H.L. Chan           1            $243           4            $334          304          $1,543
Christopher J. Garrett       1            $243           4            $334          304          $1,543
Gerardo Zamorano             1            $243           4            $334          304          $1,543
Greg Rippel                  1            $243           4            $334          304          $1,543
Douglas Edman                1            $243           4            $334          304          $1,543
Steven Leonard               1            $243           4            $334          304          $1,543


* Of these Other Accounts, none receive an advisory fee based on performance of the account.

Potential Material Conflicts of Interest


     For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes' investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes' clients are disadvantaged in Brandes' management of accounts. Additionally, Brandes' internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.


Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account. If the Emerging Markets Investment Committee identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Investment in the Fund. Members of the Emerging Markets Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes' investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes' clients are disadvantaged in Brandes' management of accounts.

Compensation

The firm's compensation structure for portfolio managers/analysts is three-fold:

          -    Competitive base salaries

          -    Participation in an annual bonus plan

          - Eligibility for participation in the firm'S equity through partnership or phantom equity

     Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals. There is no difference in the methodology of compensation in connection with the other accounts.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER        DOLLAR RANGE OF FUND SHARES OWNED
-----------------        ---------------------------------
Alphonse H.L. Chan                  $1 - $10,000
Christopher J. Garrett                  None
Gerardo Zamorano                        None
Greg Rippel                             None
Douglas Edman                           None
Steven Leonard                          None


EMERGING MARKETS FIXED INCOME FUND

Sub-Advised by ING Investment Management Advisors B.V.



Other Accounts Managed


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:


                       REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                             COMPANIES                    VEHICLES                 OTHER ACCOUNTS
                    --------------------------   --------------------------   ------------------------
                    NUMBER OF                    NUMBER OF                    NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS    ACCOUNTS*   TOTAL ASSETS
-----------------   ---------   --------------   ---------   --------------   ---------   ------------
Rob Drijkoningen        6       $2,382,000,000       6       $5,831,000,000       1        $67,000,000
Gorky Urquieta          6       $2,382,000,000       6       $5,831,000,000       1        $67,000,000



*    None of the accounts managed are subject to performance fees.

Potential Material Conflicts of Interest

     IIMA's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation


     Within INGIM Europe, the portfolio managers' compensation typically consists of a base salary and a bonus which is based on INGIM Europe's (IIMA is one of the legal entities of INGIM Europe) performance as well as 1 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser's parent company, ING Group.



     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the INGIM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. INGIM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus benchmark(s) over a one year period. The results for overall INGIM Europe scorecards are calculated based on an asset weighted performance basis of the individual team scorecards.



     Investment professionals' performance measures for bonus determinations are typically weighted by 20% being attributable to the overall INGIM Europe performance and 80% attributable to their specific team results.



     The portfolio managers also participate in ING's Pension and Retirement plans, which are available to almost all salaried employees in the firm.


Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Rob Drijkoningen                   None
Gorky Urquieta                     None



FOREIGN FUND

Sub-Advised by Julius Baer Investment Management, LLC


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2006:


                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                            COMPANIES                   VEHICLES                  OTHER ACCOUNTS
                    -------------------------   -------------------------   -------------------------
                    NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER    ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)   ACCOUNTS*   (IN MILLIONS)
-----------------   ---------   -------------   ---------   -------------   ---------   -------------
Rudolph-Riad
Younes, CFA             9         $26,677.70         8        $5,426.70         72        $13,425.90
Richard Pell            9         $27,118.60        10        $5,474.70         67        $12,998.30



* Three accounts with assets of $998.4 million are subject to a performance fee.


Potential Conflicts of Interest

     As Messrs. Younes and Pell share in the profits of JBIM, the conflict is that these portfolio managers may have an incentive to allocate securities preferentially to the accounts where JBIM might share in the investment gains. In addition, they may have an incentive to allocate securities preferentially to the accounts for which JBIM receives higher investment advisory fee based on the assets under management. In order to address these potential conflicts, JBIM's investment decision-making and trade allocation policies and procedures are designed to ensure that none of JBIM's clients are disadvantaged in JBIM's management of accounts. Additionally, JBIM's internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.

Compensation

                                                                        DIFFERENCES THE METHODOLOGY OF
                                                                            COMPENSATION WITH OTHER
                                                                       ACCOUNTS MANAGED (RELATES TO THE
                                                                         "OTHER ACCOUNTS" MENTIONED IN
                 STRUCTURE OF COMPENSATION       SPECIFIC CRITERIA              THE CHART ABOVE
               ----------------------------   ----------------------   --------------------------------
Rudolph-Riad              Salary                Fixed Compensation                   None
   Younes             Profit Sharing            Fixed Compensation
                           Bonus              Individual Performance
                   Deferred Compensation        Fixed Compensation
               Employee Stock Purchase Plan           Tenure
                   Pension/401(k) Plans               Tenure
                     Retirement Plans                 Tenure

Richard Pell              Salary                Fixed Compensation                   None
                      Profit Sharing            Fixed Compensation
                           Bonus              Individual Performance
                   Deferred Compensation        Fixed Compensation
               Employee Stock Purchase Plan           Tenure
                   Pension/401(k) Plans               Tenure
                     Retirement Plans                 Tenure

Ownership of Securities


     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

PORTFOLIO MANAGER          DOLLAR RANGE OF FUND SHARES OWNED
-----------------          ---------------------------------
Rudolph-Riad Younes, CFA                  None
Richard Pell                              None


GLOBAL BOND FUND

Sub-Advised by ING Investment Management Co.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2006:


                        REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                              COMPANIES                    VEHICLES                  OTHER ACCOUNTS
                     --------------------------   --------------------------   -------------------------
                     NUMBER OF     TOTAL ASSETS   NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS    (IN BILLIONS)    ACCOUNTS    (IN BILLIONS)   ACCOUNTS*   (IN BILLIONS)
-----------------    ---------   --------------   ---------   --------------   ---------   -------------
James B. Kauffmann       44      $7,011,958,674       19      $3,493,108,639       35        $9,634,170



*    1 account with assets of $323,618,726 is subject to a performance fee.


Potential Material Conflicts of Interest

     The portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.

Compensation

     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, three- and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Manager is also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The relevant index is the Lehman Brothers Global Aggregate Index and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio Manager's whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of October 31, 2006 including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER    DOLLAR RANGE OF FUND SHARES OWNED
-----------------    ---------------------------------
James B. Kauffmann                  None

GLOBAL EQUITY DIVIDEND FUND



Sub-Advised by ING Investment Management Advisors B.V.





Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:


                       REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                             COMPANIES                    VEHICLES                 OTHER ACCOUNTS
                    --------------------------   --------------------------   ------------------------
                    NUMBER OF                    NUMBER OF                    NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS    ACCOUNTS*   TOTAL ASSETS
-----------------   ---------   --------------   ---------   --------------   ---------   ------------
Nicholas Simar          2       $1,748,000,000       0                    0       2       $110,000,000
Moudy El Khodr          7       $2,890,000,000       2       $1,630,000,000       4       $198,000,000



*    None of the accounts managed are subject to performance fees.


Potential Material Conflicts of Interest

     IIMA's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation


     Within INGIM Europe, the portfolio managers' compensation typically consists of a base salary and a bonus which is based on INGIM Europe's (IIMA is one of the legal entities of ING IM Europe) performance as well as 1 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stocks options, which are tied to the performance of the Sub-Adviser's parent company, ING Group.



     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the INGIM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. INGIM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmark(s) over a one year period. The results for overall INGIM Europe scorecards are calculated based on an asset weighted performance basis of the individual team scorecards.



     Investment professionals' performance measures for bonus determinations are typically weighted by 20% being attributable to the overall INGIM Europe performance and 80% attributable to their specific team results'

     The portfolio managers also participate in ING's Pension and Retirement plans, which are available to almost all salaried employees in the firm.


Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Nicholas Simar                     None
Moudy El Khodr                     None


GLOBAL NATURAL RESOURCES FUND


Sub-Advised by ING Investment Management Co.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2006:


                                                      OTHER POOLED INVESTMENT
                    REGISTERED INVESTMENT COMPANIES          VEHICLES               OTHER ACCOUNTS
                    -------------------------------  ------------------------  ------------------------
                      NUMBER OF      TOTAL ASSETS     NUMBER OF                NUMBER OF  TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS      (IN BILLIONS)     ACCOUNTS   TOTAL ASSETS  ACCOUNTS*  (IN BILLIONS)
-----------------   -------------  ----------------  ----------  ------------  ---------  -------------
James A. Vail, CFA         6        $1,373,576,936        0            0           0            0
Anthony Socci              6        $1,373,576,936        0            0           0            0



*    There are no accounts for which an advisory fee is based on performance.


Potential Material Conflicts of Interest

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.

Compensation

     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, three- and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined the relevant index is the S&P 500(R) Index and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Ownership of Securities


     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of October 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
James A. Vail                      None
Anthony Socci                      None


GLOBAL REAL ESTATE FUND


Sub-Advised by ING Clarion Real Estate Securities L.P.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2006:


                                                      OTHER POOLED INVESTMENT
                    REGISTERED INVESTMENT COMPANIES           VEHICLES              OTHER ACCOUNTS
                    -------------------------------  ------------------------  ------------------------
                      NUMBER OF      TOTAL ASSETS    NUMBER OF  TOTAL ASSETS   NUMBER OF  TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS       (IN MILLIONS)   ACCOUNTS   (IN MILLIONS)  ACCOUNTS*  (IN MILLIONS)
------------------  -------------  ----------------  ---------  -------------  ---------  -------------
Steven D. Burton         15            $14,920.2        4          $109.5         22        $1,824.7
T. Ritson Ferguson       15            $14,920.2        4          $109.5         22        $1,824.7
Joseph T. Smith          15            $14,920.2        4          $109.5         22        $1,824.7


*    There are no accounts for which an advisory fee is based on performance.

Potential Material Conflicts of Interest


     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.



     A potential conflict of interest may arise as a result of a portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.



     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.



     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.


Compensation

     There are three pieces of compensation for portfolio managers - fixed-based salary, bonus and deferred compensation. Fixed-based salary is set and market competitive. Bonus and deferred compensation is based upon a variety of factors, one of which is performance across all accounts.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER    DOLLAR RANGE OF FUND SHARES OWNED
-----------------    ---------------------------------
Steven D. Burton            $50,001  - 100,000
T. Ritson Ferguson          $100,001 - 500,000
Joseph T. Smith             $10,001  - 50,000


GLOBAL VALUE CHOICE FUND


Sub-Advised by Tradewinds NWQ Global Investors, LLC


Other Accounts Managed


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2006:



                                                       OTHER POOLED INVESTMENT
                    REGISTERED INVESTMENT COMPANIES           VEHICLES                 OTHER ACCOUNTS
                    -------------------------------   ------------------------   --------------------------
                       NUMBER OF                      NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER       ACCOUNTS    TOTAL ASSETS       ACCOUNTS   TOTAL ASSETS   ACCOUNTS*    TOTAL ASSETS
-----------------      ---------   --------------     ---------   ------------   ---------   --------------
David Iben                 5       $1,271,652,090         3       $300,212,410     6,033     $5,499,252,233


*    2 accounts with assets of $877,119,908 are subject to performance fee.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

     - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for allocating fund transactions across multiple accounts.

     - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

     - The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

     Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

     Tradewinds's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client funds in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to fund strategy, teamwork, collaboration and work ethic.


     The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by the increase in profitability of Tradewinds over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. Tradewinds is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the Tradewinds executive committee.


Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of October 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
David Iben                         None

GREATER CHINA FUND


Sub-Advised by ING Investment Management Asia/Pacific (Hong Kong) Limited


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 27, 2006:


                                                        OTHER POOLED INVESTMENT
                     REGISTERED INVESTMENT COMPANIES            VEHICLES                  OTHER ACCOUNTS
                     -------------------------------   -------------------------    -------------------------
                         NUMBER OF                     NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER         ACCOUNTS   TOTAL ASSETS       ACCOUNTS   (IN MILLIONS)    ACCOUNTS*   (IN MILLIONS)
------------------       ---------   ------------      ---------   ------------     ---------   -------------
Nick Toovey                  0               0             0                0           0                0
Bratin Sanyal                0               0             1          $410.74           0                0
Oscar Leung Kin
   Fai                       0               0             7          $508.45           6*         $328.76
Michael Hon Lung
   Chiu                      1          $27.71             2          $212.07           0                0



*    One account with assets of $105.91 million is subject to a performance fee.


Potential Material Conflicts of Interest

     IIM Asia Pacific's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including those of ING Groep companies, separate accounts and other pooled investment vehicles which are offered to non-U.S. persons. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIM Asia Pacific has adopted policies and procedures which are designed to address these types of conflicts.

Compensation


     Compensation generally consists of (a) fixed base salary; (b) bonus which is based on IIM Asia Pacific's calendar year performance, consisting of one-year pre-tax performance of the accounts for which the portfolio managers are primarily and jointly responsible compared to account benchmarks and relevant peer groups (see below), and revenue growth of the accounts for which they are responsible for; and (c) long-term equity awards tied to the performance of ING Investments' and portfolio manager's parent company, ING Groep.



     Portfolio managers are eligible to participation in an annual incentive plan. The overall design of the IIM Asia Pacific's annual incentive plan was developed to closely tie compensation to performance, structured in such a ways as to drive performance and promote retention of top talent. Investment performance is measured on both index and Adviser relative performance in all areas. The relevant index is the MSCI All Countries Golden Dragon Index. Relevant peer groups include Morningstar Pacific/Asia-Ex Japan Stock funds and Lipper category China Region funds.


     The portfolio managers participate in ING's Pension, Retirement and Options plans, which do not discriminate in favor of portfolio managers or group of employees that include portfolio managers and are available generally to all salaried employees.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


PORTFOLIO MANAGER       DOLLAR RANGE OF FUND SHARES OWNED
-----------------       ---------------------------------
Nick Toovey                          $327,708
Bratin Sanyal                          None
Oscar Leung Kin Fai                    None
Michael Hon Lung Chiu                  None


INDEX PLUS INTERNATIONAL EQUITY FUND


Sub-Advised by ING Investment Management Advisors B.V.


Other Accounts Managed


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:



                                                       OTHER POOLED INVESTMENT
                    REGISTERED INVESTMENT COMPANIES           VEHICLES                OTHER ACCOUNTS
                    -------------------------------   ------------------------   ------------------------
                           NUMBER OF                  NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER          ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS   ACCOUNTS*   TOTAL ASSETS
-----------------          ---------   ------------   ---------   ------------   ---------   ------------
Carl Ghielen                   11      $912,291,324       1        $95,156,409       1        $35,108,941
Martin Jansen                   8      $339,543,672       1        $97,340,183       1        $37,592,433



*    None of the accounts managed are subject to performance fees.


Potential Material Conflicts of Interest

     IIMA's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation


     Within INGIM Europe, the portfolio managers' compensation typically consists of a base salary and a bonus which is based on INGIM Europe's (IIMA is one of the legal entities of INGIM Europe) performance as well as 1 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser's parent company, ING Group.



     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the INGIM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. INGIM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus benchmark(s) over a one year period. The results for overall INGIM Europe scorecards are calculated based on an asset weighted performance basis of the individual team scorecards.



     Investment professionals' performance measures for bonus determinations are typically weighted by 20% being attributable to the overall INGIM Europe performance and 80% attributable to their specific team results.



     The portfolio managers also participate in ING's Pension and Retirement plans, which are available to almost all salaried employees in the firm.


Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Carl Ghielen                       None
Martin Jansen                      None


INTERNATIONAL GROWTH OPPORTUNITIES FUND


Sub-Advised by ING Investment Management Co.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:


                                                       OTHER POOLED INVESTMENT
                    REGISTERED INVESTMENT COMPANIES           VEHICLES                OTHER ACCOUNTS
                    -------------------------------   ------------------------   ------------------------
                        NUMBER OF                     NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER        ACCOUNTS   TOTAL ASSETS       ACCOUNTS   TOTAL ASSETS   ACCOUNTS*   TOTAL ASSETS
-----------------       ---------   ------------      ---------   ------------   ---------   ------------

Uri Landesman               2       $321,611,374          0             0            0             0



*    There are no accounts for which an advisory fee is based on performance.


Potential Material Conflicts of Interest

     The portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     The portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

     A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonable designed to limit and monitor short sales by the other accounts to avoid harm to the Funds.

Compensation

     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, three- and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Manager is also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The relevant index is the MSCI EAFE(R) Index and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     If the Portfolio Manager's fixed base salary compensation exceeds a particular threshold, he may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Uri Landesman                      None


INTERNATIONAL CAPITAL APPRECIATION FUND


Sub-Advised by Hansberger Global Investors, Inc.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:

                          REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                               COMPANIES                      VEHICLES                  OTHER ACCOUNTS*
                      -----------------------------   ------------------------   -----------------------------
                      NUMBER OF                       NUMBER OF                  NUMBER OF
 PORTFOLIO MANAGER    ACCOUNTS      TOTAL ASSETS      ACCOUNTS    TOTAL ASSETS   ACCOUNTS      TOTAL ASSETS
-------------------   ---------   -----------------   ---------   ------------   ---------   -----------------
Thomas R.H. Tibbles       5       $1,004,623,174.81       3       $902,925,680      26       $1,812,740,683.10
Barry A. Lockhart         5       $1,004,623,174.81       3       $902,925,680      21       $1,812,737,601.85
Trevor Graham**           5       $1,004,623,174.81       3       $902,925,680      23       $1,812,645,142.45
Patrick Tan               5       $1,004,623,174.81       3       $902,925,680      22       $1,812,601,728.05


*    1 account with assets of $220,507,524.56 is subject to a performance fee.

** Certain information disclosed under "Other Accounts" for Mr. Graham is as of 9/30/06.


Potential Material Conflicts of Interest

     The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, Hansberger has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation

     The Sub-Adviser compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager's base salary is determined by the Manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Sub-Advisers Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each Portfolio Manager is entitled to participate in various equity plans provided by the Sub-Adviser's corporate parent, Hansberger Group, Inc. ("Group Inc."). Each member of the growth portfolio management team is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by the Sub-Adviser's board of directors, but without any obligation to make any alteration in the base salary.


     A Portfolio Manager's bonus is paid on an annual basis and is determined by a number of factors, including but not limited to, pre-tax performance of the Fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund's benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the fund's portfolio. Additional factors include the Portfolio Manager's contributions to the investment management functions within the Sub-Adviser, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.

In addition, certain members of the growth portfolio management team are entitled to participate in various equity plans provided by Group Inc., including restricted stock units which vest over time as well as being awarded options to purchase a certain amount of common shares in Group Inc. Further, certain members of the growth team have a share of the net revenues earned by the Sub-Adviser resulting from the investment portfolio managed by such growth team (the "revenue share"), which would include the Fund. Eligibility to participate in the revenue share is conditioned upon the growth team's reaching a pre-defined level of profitability. The amount of the revenue share is determined by using of a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by the Sub-Adviser's chairmen upon consultation with the growth team's chief investment officer. Additionally, members of the growth team may be entitled to participate in the Group Inc. Stock Incentive Plan for Canadian employees.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


 PORTFOLIO MANAGER    DOLLAR RANGE OF FUND SHARES OWNED
-------------------   ---------------------------------
Thomas R.H. Tibbles                None
Barry A. Lockhart                  None
Trevor Graham                      None
Patrick Tan                        None



INTERNATIONAL REAL ESTATE FUND

Sub-Advised by ING Clarion Real Estate Securities L.P.


Other Managed Accounts


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2006:

                       REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                             COMPANIES                   VEHICLES                  OTHER ACCOUNTS
                     -------------------------   -------------------------   -------------------------
                     NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER    ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS*   (IN MILLIONS)
------------------   ---------   -------------   ---------   -------------   ---------   -------------
Steven D. Burton        15         $14,920.2         4           $109.5          22         $1,824.7
T. Ritson Ferguson      15         $14,920.2         4           $109.5          22         $1,824.7


*    There are no accounts for which an advisory fee is based on performance.

Potential Material Conflicts of Interest




     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of a portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

Compensation

     There are three pieces of compensation for portfolio managers - fixed-based salary, bonus and deferred compensation. Fixed-based salary is set and market competitive. Bonus and deferred compensation is based upon a variety of factors, one of which is performance across all accounts.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER    DOLLAR RANGE OF FUND SHARES OWNED
------------------   ---------------------------------
Steven D. Burton                    None
T. Ritson Ferguson           $100,001 - 500,000


INTERNATIONAL SMALLCAP FUND


     Sub-Advised by Acadian Asset Management, Inc. and Batterymarch Financial Management, Inc.


ACADIAN

Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2006:


                            REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                  COMPANIES(1)               VEHICLES(2)                OTHER ACCOUNTS(3)
                         --------------------------   --------------------------   ---------------------------
                         NUMBER OF                    NUMBER OF                    NUMBER OF
   PORTFOLIO MANAGER     ACCOUNTS     TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS
----------------------   ---------   --------------   ---------   --------------   ---------   ---------------
John R. Chisholm, CFA*       16      $5,703,752,811       52      $9,417,851,215      138      $44,574,631,803
Matthew J. Cohen, CFA*       16      $5,703,752,811       52      $9,417,851,215      138      $44,574,631,803



* Investment professionals function as a team and are not segregated along product lines or by client type. The portfolio managers listed above work on all products and the data shown for each manager reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

(1) One of these accounts with assets of $2244 has an advisory fee that is also based on the performance of the account


(2) Five of these accounts with assets of $633 have advisory fees that are also based on the performance of the account.

(3) Thirty One of these accounts with assets of $17,938 have advisory fees that are also based on the performance of the account.

Potential Material Conflicts of Interest

     A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indices as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the subject Fund.

     To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

Compensation

     The investment professionals at Acadian receive a fixed base salary, discretionary bonus, deferred compensation and a benefits package. Acadian designs a portfolio manager's base salary to be competitive in light of the individual's experience and responsibilities. Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

     Overall firm profitability, including the profitability of Acadian's parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available for investment professionals, and individual compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Acadian's investment professionals are rewarded based on the extent to which client objectives are met in terms of Acadian's performance and other goals as well as client's service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products. Not all of these factors will be applicable to each investment professional and there is no particular weighting or formula for considering the factors. Portfolio manager compensation is not based on the performance of any specific portfolio but his or her contribution to and the performance of the Acadian investment team as a whole.

     Most Acadian portfolio managers participate in a long-term incentive plan. Participation is in the form of stock appreciation rights. Eligibility is based on an individual's level of contribution to the firm's objectives and his or her tenure with the firm.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.



  PORTFOLIO MANAGER     DOLLAR RANGE OF FUND SHARES OWNED
---------------------   ---------------------------------
John R. Chisholm, CFA             $50 - 100,000
Matthew J. Cohen, CFA                  N/A



BATTERYMARCH


Other Accounts Managed


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:



                           REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                 COMPANIES                  VEHICLES                     OTHER ACCOUNTS*
                        --------------------------   --------------------------   --------------------------
                        NUMBER OF                    NUMBER OF                    NUMBER OF
  PORTFOLIO MANAGER     ACCOUNTS     TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS
---------------------   ---------   --------------   ---------   --------------   ---------   --------------
Charles F. Lovejoy,
CFA **                      12      $2,434,778,275       11      $1,022,357,946       20      $3,379,916,307
Christopher W. Floyd,
CFA**                       12      $2,434,778,275       11      $1,022,357,946       20      $3,379,916,307



* Two of these accounts with assets of $53,798,422 have an advisory fee that is also based on the performance of the account.

** At Batterymarch, we believe strongly in a team approach, with portfolio managers working collaboratively and sharing responsibility for investment decisions. The portfolio managers have oversight responsibility for the work done by our quantitative analysts, including factor research, development and testing and portfolio construction algorithms. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review and trades before execution. As a risk control measures, portfolio managers manually review buy/sell decisions prior to execution and have the discretion to modify a trade decision if, in their judgment, a significant market event or mitigating factor has occurred that is not yet reflected in the quantitative data used by Batterymarch's models.

Potential Material Conflicts of Interest

     Actual or potential conflicts may arise in managing the Fund in conjunction with the portfolios of Batterymarch's other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Fund.

     Although Batterymarch believes that its compliance policies and procedures are appropriate to prevent or eliminate many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch had not identified in the summary below.

     Allocation of Investment Opportunities. If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, the Fund may not be able to take full advantage of that opportunity. However, Batterymarch has adopted compliance policies and procedures for such situations.

     Opposite (i.e., Contradictory) Transactions in Securities. Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

     In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

     Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

     Personal Securities Transactions. Batterymarch allows its employees to trade in securities that it recommends to advisory clients, including the Fund. Batterymarch's supervised persons (to the extent not prohibited by Batterymarch's Code of Ethics) might buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities might create a conflict of interest between Batterymarch, its supervised persons and its clients.

     Batterymarch employees may also invest in mutual funds, including the International SmallCap Fund, which are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

     To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in the Fund).

Compensation

     Portfolio manager compensation includes a combination of base salary, annual bonus and long-term incentive compensation, as well as generous benefits packages made available to all Batterymarch employees on a non-discretionary basis. The bonus and long-term incentive compensation is discretionary compensation; the amount of such awards is determined on an annual basis following the completion of the firm's fiscal year. The overall "pool" of discretionary compensation is based on the profitability of the firm for each fiscal year. An individual allocation to portfolio managers is based on several facts, including:

     - Short term and longer term investment performance of the product that the portfolio manager works on. Longer term performance is generally three to five year performance. Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is not analyzed by any individual client portfolio, such as the Fund. The analysis of this performance is based on comparison to an appropriate published index for a particular product as well as a comparison to a group of peer managers. There is no fixed formula used in this analysis;

     -    Portfolio manager assistance in servicing clients; and

     -    Portfolio manager contribution to new business development.

     Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. As noted above, compensation is not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


    PORTFOLIO MANAGER       DOLLAR RANGE OF FUND SHARES OWNED
-------------------------   ---------------------------------
Charles F. Lovejoy, CFA                    None
Christopher W. Floyd, CFA                  None


INTERNATIONAL VALUE FUND


Sub-Advised by Brandes Investment Partners, L.P.


Other Accounts Managed


     The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2006:



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                            COMPANIES                  VEHICLES                    OTHER ACCOUNTS
                    -------------------------   -------------------------   -------------------------
                    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
-----------------   ---------   -------------   ---------   -------------   ---------   -------------
Glenn R. Carlson       11           $12,294         54         $13,988        8,521*       $90,787

Brent V. Woods         11           $12,294         54         $13,988        8,521*       $90,787
Amelia Morris          11           $12,294         54         $13,988        8,521*       $90,787
W. James Brown          7           $11,894         32         $12,577        7,313**      $85,160
Keith Colestock         8           $11,979         39         $13,001        8,048***     $87,915
Brent Fredberg          7           $11,894         32         $12,577        7,313**      $85,160



* Of these Other Accounts, 20 with totals assets of $12,033,413,816 receive an advisory fee based on the performance of the account.

** Of these Other Accounts, 17 with totals assets of $11,127,730,264 receive an advisory fee based on the performance of the account.

*** Of these Other Accounts, 18 with totals assets of $11,147,379,760 receive an advisory fee based on the performance of the account.


Potential Material Conflicts of Interest

     For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes' investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes' clients are disadvantaged in Brandes' management of accounts. Additionally, Brandes' internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program.

     Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account. If the Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

     Investment in the Fund. Members of the Large Cap Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes' investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes' clients are disadvantaged in Brandes' management of accounts.

Compensation

     The firm's compensation structure for portfolio managers/analysts is three-fold:

          -    Competitive base salaries

          -    Participation in an annual bonus plan

          - Eligibility for participation in the firm's equity through partnership or phantom equity


     Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals. There is no difference in methodology of compensation in connection with other accounts.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each team member as of

October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Glenn R. Carlson            $100,001 - 500,000
Brent V. Woods                     None
Amelia Morris                      None
W. James Brown               $10,001 - 50,000
Keith Colestock                    None
Brent Fredberg                     None


INTERNATIONAL VALUE CHOICE FUND


Sub-Advised by Tradewinds NWQ Global Investors, LLC


Other Accounts Managed


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2006:



                       REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                              COMPANIES                   VEHICLES             OTHER ACCOUNTS
                    --------------------------   ------------------------   ---------------------------
                    NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER   ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS    ACCOUNTS*
-----------------   ---------   --------------   ---------   ------------   ----------
Paul J. Hechmer         3       $1,056,600,880       7       $481,789,540     68,730     $21,655,426,997



* For purposes of this column, separately managed account (wrap-fee) programs in which Tradewinds is a manager are reported as one account per investment product.


Potential Material Conflicts of Interest




Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

     - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for allocating fund transactions across multiple accounts.

     - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

     - The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

     Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

     Tradewinds' portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client funds in the strategy they manage relative to the strategy's general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to fund strategy, teamwork, collaboration and work ethic.

     The total compensation package for portfolio managers includes an equity-like incentive for purchase (whose value is determined by the increase in profitability of Tradewinds over time). Tradewinds is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the Tradewinds executive committee.




Ownership of Securities




     The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of October 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Paul J. Hechmer                    None


INTERNATIONAL VALUE OPPORTUNITIES FUND


Sub-Advised by ING Investment Management Advisors, B.V.


Other Accounts Managed

\
     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:


                            REGISTERED            OTHER POOLED INVESTMENT
                       INVESTMENT COMPANIES              VEHICLES                OTHER ACCOUNTS
                    --------------------------   ------------------------   ------------------------
                    NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS   ACCOUNTS*   TOTAL ASSETS
-----------------   ---------   --------------   ---------   ------------   ---------   ------------
Nicolas Simar           2       $1,748,000,000       0            0             2       $110,000,000
Frederic Degembe        0                    0       0            0             0                  0



*    None of the accounts managed are subject to performance fees.


Potential Material Conflicts of Interest

     IIMA's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation


     Within INGIM Europe, the portfolio managers' compensation typically consists of a base salary and a bonus which is based on INGIM Europe's (IIMA is one of the legal entities of INGIM Europe) performance, 1 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser's parent company, ING Group.



     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the INGIM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. INGIM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus benchmark(s) over a one year period. The results for overall INGIM Europe scorecards are calculated on an asset weighted performance basis of the individual team scorecards.



     Investment professionals' performance measures for bonus determinations are typically weighted by 20% being attributable to the overall INGIM Europe performance and 80% attributable to their specific team results.



     The portfolio managers also participate in ING's Pension and Retirement plans, which are available to almost all salaried employees in the firm.


Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Nicolas Simar                      None
Frederic Degembe                   None

RUSSIA FUND


Sub-Advised by ING Investment Management Advisors B.V.


Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2006:


                            REGISTERED            OTHER POOLED INVESTMENT
                       INVESTMENT COMPANIES              VEHICLES                OTHER ACCOUNTS
                    --------------------------   ------------------------   ------------------------
                    NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS   ACCOUNTS*   TOTAL ASSETS
-----------------   ---------   --------------   ---------   ------------   ---------   ------------
Samuel Oubadia          2       $1,050,000,000       1       $233,000,000       0             0
Bernard Mignon          2       $1,050,000,000       1       $233,000,000       0             0
Jan-Wim Derks           2       $  292,000,000       1       $641,000,000       0             0



*    None of the accounts managed are subject to performance fees.


Potential Material Conflicts of Interest

     IIMA's investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation


     Within INGIM Europe, the portfolio managers' compensation typically consists of a base salary and a bonus which is based on INGIM Europe's (IIMA is one of the legal entities of INGIM Europe) performance as well as 1 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks performance. In addition, the portfolio managers are offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser's parent company, ING Group.



     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the Within INGIM Europe, the portfolio managers' annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. INGIM Europe has defined indices and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus benchmark(s) over a one year period. The results for overall INGIM Europe scorecards are calculated on an asset weighted basis of the individual team scorecards.



     Investment professionals' performance measures for bonus determinations are typically weighted by 20% being attributable to the overall INGIM Europe performance and 80% attributable to their specific team results.



     The portfolio managers also participate in ING's Pension and Retirement plans, which are available to almost all salaried employees in the firm.


Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:


PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Samuel Oubadia                     None
Bernard Mignon                     None
Jan-Wim Derks                      None





                                RULE 12B-1 PLANS


     Each Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by each Fund ("Rule 12b-1 Plans"). The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class O and Class Q shares as a percentage of each Fund's average daily net assets as set forth in the following table. The Funds do not have a 12b-1 Plan with respect to the institutional class (Class I).



                                         FEES BASED ON AVERAGE DAILY NET ASSETS
                                     -----------------------------------------------
               FUND                  CLASS A   CLASS B   CLASS C   CLASS O   CLASS Q
               ----                  -------   -------   -------   -------   -------
Disciplined International SmallCap   0.25%      1.00%     1.00%      N/A       N/A
Emerging Countries                   0.35%(1)   1.00%     1.00%      N/A      0.25%
Emerging Markets Fixed Income        0.25%      1.00%     1.00%      N/A       N/A
Foreign                              0.25%      1.00%     1.00%      N/A      0.25%
Global Bond                          0.25%      1.00%     1.00%      N/A       N/A
Global Equity Dividend               0.25%      1.00%     1.00%     0.25%      N/A
Global Natural Resources             0.25%      1.00%     1.00%      N/A      0.25%
Global Real Estate                   0.25%      1.00%     1.00%     0.25%      N/A
Global Value Choice                  0.35%      1.00%     1.00%      N/A      0.25%
Greater China                        0.25%      1.00%     1.00%      N/A       N/A
Index Plus International Equity      0.25%      1.00%     1.00%      N/A       N/A
International Growth Opportunities   0.25%      1.00%     1.00%      N/A      0.25%
International Capital Appreciation   0.25%      1.00%     1.00%      N/A       N/A
International Real Estate            0.25%      1.00%     1.00%      N/A       N/A
International SmallCap               0.35%      1.00%     1.00%      N/A      0.25%
International Value                  0.30%      1.00%     1.00%      N/A      0.25%

International Value Choice           0.25%      1.00%     1.00%      N/A       N/A
International Value Opportunities    0.25%      1.00%     1.00%      N/A       N/A
Russia                               0.25%      1.00%     1.00%      N/A      0.25%



(1) ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Class A shares of Emerging Countries Fund for the period from January 1, 2007 through December 31, 2007.



     CLASS A, CLASS B, CLASS C, AND CLASS Q SHARES



     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, and Class Q shares of each of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.



     Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. Rights to these ongoing payments generally begin to accrue in the 13th month following a purchase of Class A, Class B or Class C shares. The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, Class B or Class C shares. In addition, a 0.25% fee may be paid on Class Q shares.


     With respect to each 12b-1 Plan, the Distributor shall receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

         CLASS O SHARES


     Class O shares are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class O Shareholder Services Plan, Distributor is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of the Fund. The Service Fee may be used by Distributor to compensate ING DIRECT Securities, Inc., an affiliate of ING Investments and the Distributor, for servicing and maintaining shareholder accounts. Distributor or its affiliates may make payments to ING DIRECT Securities, Inc. in an amount up to 0.15% of Fund sales. The value of a shareholder's investment will be unaffected by these payments.


     ALL PLANS

     The Rule 12b-1 Plans have been approved by the Board of each Fund, including all of the Trustees who are not interested persons of the Trusts as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated at any time, without any penalty, by such Trustees or by a vote of a majority of that Fund's outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

     In approving each Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board, including those Trustees who are not interested persons of the Trusts, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties and the legal advice furnished to them by their independent legal counsel, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such ING Funds and their respective shareholders.

     Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trusts, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued. The terms and provisions of the Rule 12b-1 Plan and Shareholder Services Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.




     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal period ended October 31, 2006 were as follows:

DISTRIBUTION EXPENSES             CLASS A      CLASS B      CLASS C      CLASS I    CLASS M(1)   CLASS O    CLASS Q
---------------------           ----------   ----------   ----------   ----------   ----------   -------   --------
DISCIPLINED INTERNATIONAL
   SMALLCAP FUND(2)
Advertising .................           --           --           --           --         N/A       N/A         N/A
Printing ....................           --           --           --           --         N/A       N/A         N/A
Salaries & Commissions ......           --           --           --           --         N/A       N/A         N/A
Broker Servicing ............           --           --           --           --         N/A       N/A         N/A
Miscellaneous ...............           --           --           --           --         N/A       N/A         N/A
TOTAL

EMERGING COUNTRIES FUND
Advertising .................   $    1,853   $      148   $      622   $      118     $    14       N/A    $    262
Printing ....................       35,205        2,810       11,814        2,242         267       N/A       4,986
Salaries & Commissions ......      189,969       11,459       68,323       49,999       1,051       N/A      28,612
Broker Servicing ............      210,213       35,921      157,955        3,453       9,241       N/A      16,131
Miscellaneous ...............       92,728        5,394      161,121        1,707         459       N/A      12,912
                                ----------   ----------   ----------   ----------     -------              --------
TOTAL .......................   $  529,967   $   55,732   $  399,835   $   57,519     $11,032       N/A    $ 62,903
                                ==========   ==========   ==========   ==========     =======              ========
EMERGING MARKETS FIXED
   INCOME FUND
Advertising .................   $      601   $        4   $       69   $      118         N/A       N/A         N/A
Printing ....................       11,421           78        1,316        2,242         N/A       N/A         N/A
Salaries & Commissions ......       53,792          245        4,344        7,266         N/A       N/A         N/A
Broker Servicing ............       18,505          269        2,329        3,453         N/A       N/A         N/A
Miscellaneous ...............        3,006           57        1,361          613         N/A       N/A         N/A
                                ----------   ----------   ----------   ----------
TOTAL .......................   $   87,324   $      652   $    9,419   $   13,692         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
FOREIGN FUND
Advertising .................   $    3,711   $      403   $    2,342   $      118         N/A       N/A    $     11
Printing ....................       70,501        7,649       44,500        2,242         N/A       N/A         207
Salaries & Commissions ......      407,693       32,494      245,445       59,273         N/A       N/A         672
Broker Servicing ............      367,694       84,381      782,214        3,453         N/A       N/A         312
Miscellaneous ...............      183,528       16,909      619,809          825         N/A       N/A         230
                                ----------   ----------   ----------   ----------                          --------
TOTAL .......................   $1,033,127   $  141,836   $1,694,310   $   65,911         N/A       N/A    $  1,432
                                ==========   ==========   ==========   ==========                          ========
GLOBAL BOND FUND
Advertising .................   $      188           --   $        8   $       39         N/A       N/A         N/A
Printing ....................        3,577            1          152          746         N/A       N/A         N/A
Salaries & Commissions ......       11,731            2          505        2,394         N/A       N/A         N/A
Broker Servicing ............        6,222            6          289        1,296         N/A       N/A         N/A
Miscellaneous ...............          706            5           81          168         N/A       N/A         N/A
                                ----------   ----------   ----------   ----------
TOTAL .......................   $   22,424   $       14   $    1,035   $    4,644         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
GLOBAL EQUITY DIVIDEND FUND
Advertising .................   $    1,794   $      430   $    1,064           --         N/A    $   12         N/A
Printing ....................       34,078        8,179       20,218           --         N/A       234         N/A

DISTRIBUTION EXPENSES             CLASS A      CLASS B      CLASS C      CLASS I    CLASS M(1)   CLASS O    CLASS Q
---------------------           ----------   ----------   ----------   ----------   ----------   -------   --------
Salaries & Commissions ......      209,556       35,325      111,126           --         N/A       844         N/A
Broker Servicing ............      147,873       87,661      312,246           --         N/A       528         N/A
Miscellaneous ...............       71,444       15,246      379,274          362         N/A     1,826         N/A
                                ----------   ----------   ----------   ----------                ------
TOTAL .......................   $  464,445   $  146,842   $  823,927   $      362         N/A    $3,443         N/A
                                ==========   ==========   ==========   ==========                ======
GLOBAL NATURAL RESOURCES FUND
Advertising .................   $    1,258          N/A          N/A          N/A         N/A       N/A         N/A
Printing ....................       23,900          N/A          N/A          N/A         N/A       N/A         N/A
Salaries & Commissions ......      111,503          N/A          N/A          N/A         N/A       N/A         N/A
Broker Servicing ............      195,118          N/A          N/A          N/A         N/A       N/A         N/A
Miscellaneous ...............       57,498          N/A          N/A          N/A         N/A       N/A         N/A
                                ----------
TOTAL .......................   $  389,277          N/A          N/A          N/A         N/A       N/A         N/A
                                ==========
GLOBAL REAL ESTATE FUND
Advertising .................   $    9,116   $      486   $    2,149   $      118         N/A    $   20          --
Printing ....................      173,208        9,227       40,839        2,242         N/A       372          --
Salaries & Commissions ......    1,125,139       47,671      271,693       20,367         N/A     1,339          --
Broker Servicing ............      519,654       50,408      247,727        3,453         N/A       870          --
Miscellaneous ...............      262,254       13,582      432,897          714         N/A     3,151          --
                                ----------   ----------   ----------   ----------                ------
TOTAL .......................   $2,089,371   $  121,374   $  995,306   $   26,894         N/A    $5,752          --
                                ==========   ==========   ==========   ==========                ======
GLOBAL VALUE CHOICE FUND
Advertising .................   $      582   $      119   $      216   $      118         N/A       N/A    $     72
Printing ....................       11,059        2,259        4,112        2,242         N/A       N/A       1,368
Salaries & Commissions ......       57,560        7,952       17,431        7,410         N/A       N/A       7,132
Broker Servicing ............      108,356       58,785      298,913        3,453         N/A       N/A       4,113
Miscellaneous ...............       14,051          879        3,925        1,503         N/A       N/A       3,302
                                ----------   ----------   ----------   ----------                          --------
TOTAL .......................   $  191,607   $   69,993   $  324,597   $   14,726         N/A       N/A    $ 15,987
                                ==========   ==========   ==========   ==========                          ========
GREATER CHINA FUND
Advertising .................   $      597   $       37   $       41   $      118         N/A       N/A         N/A
Printing ....................       11,344          700          770        2,242         N/A       N/A         N/A
Salaries & Commissions ......       76,671        5,573        6,690        7,282         N/A       N/A         N/A
Broker Servicing ............       19,537        1,714        1,396        3,453         N/A       N/A         N/A
Miscellaneous ...............        8,807          672        8,636          613         N/A       N/A         N/A
                                ----------   ----------   ----------   ----------
TOTAL .......................   $  116,956   $    8,696   $   17,533   $   13,708         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
INDEX PLUS INTERNATIONAL
   EQUITY FUND
Advertising .................   $      643   $       15   $       96   $      118         N/A       N/A         N/A
Printing ....................       12,218          279        1,819        2,242         N/A       N/A         N/A
Salaries & Commissions ......       64,328        1,056        6,452       84,906         N/A       N/A         N/A
Broker Servicing ............       20,331          570        2,703        3,453         N/A       N/A         N/A
Miscellaneous ...............        2,647          320        3,263          613         N/A       N/A         N/A

DISTRIBUTION EXPENSES             CLASS A      CLASS B      CLASS C      CLASS I    CLASS M(1)   CLASS O    CLASS Q
---------------------           ----------   ----------   ----------   ----------   ----------   -------   --------
                                ----------   ----------   ----------   ----------
TOTAL .......................   $  100,167   $    2,240   $   14,332   $   91,332         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
INTERNATIONAL GROWTH
   OPPORTUNITIES FUND
Advertising .................   $      764   $      134   $      148   $      118         N/A       N/A    $    627
Printing ....................       14,524        2,549        2,807        2,242         N/A       N/A      11,905
Salaries & Commissions ......       72,321        8,787       11,301       11,378         N/A       N/A      73,224
Broker Servicing ............      114,739       45,912      151,056        3,453         N/A       N/A      18,751
Miscellaneous ...............       76,938        7,539       12,764        3,512         N/A       N/A       4,033
                                ----------   ----------   ----------   ----------                          --------
TOTAL .......................   $  279,287   $   64,922   $  178,076   $   20,703         N/A       N/A    $108,540
                                ==========   ==========   ==========   ==========                          ========
INTERNATIONAL CAPITAL
   APPRECIATION FUND
Advertising .................   $      507   $       34   $       49   $      118         N/A       N/A         N/A
Printing ....................        9,637          649          929        2,242         N/A       N/A         N/A
Salaries & Commissions ......       39,936        1,961        2,825       62,290         N/A       N/A         N/A
Broker Servicing ............       15,259          869        1,194        3,453         N/A       N/A         N/A
Miscellaneous ...............        4,948          219          715          613         N/A       N/A         N/A
                                ----------   ----------   ----------   ----------
TOTAL .......................   $   70,286   $    3,733   $    5,711   $   68,716         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
INTERNATIONAL REAL ESTATE
   FUND
Advertising .................   $    1,134   $       32   $      414   $      103         N/A       N/A         N/A
Printing ....................       21,538          601        7,870        1,961         N/A       N/A         N/A
Salaries & Commissions ......      144,302        4,721       56,695       38,504         N/A       N/A         N/A
Broker Servicing ............       37,103        1,209       15,877        2,907         N/A       N/A         N/A
Miscellaneous ...............       25,692          959       54,448          601         N/A       N/A         N/A
                                ----------   ----------   ----------   ----------
TOTAL .......................   $  229,768   $    7,522   $  135,304   $   44,076         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
INTERNATIONAL SMALLCAP FUND
Advertising .................   $    4,380   $      551   $      791   $      118         N/A       N/A    $  1,258
Printing ....................       83,228       10,466       15,028        2,242         N/A       N/A      23,911
Salaries & Commissions ......      482,063       37,409       70,988      297,383         N/A       N/A     130,428
Broker Servicing ............      577,887      163,655      536,794        3,453         N/A       N/A     155,377
Miscellaneous ...............      201,072       14,091      100,725          637         N/A       N/A      77,247
                                ----------   ----------   ----------   ----------                          --------
TOTAL .......................   $1,348,630   $  226,173   $  724,325   $  303,833         N/A       N/A    $388,221
                                ==========   ==========   ==========   ==========                          ========
INTERNATIONAL VALUE FUND
Advertising .................   $       94   $        9   $       14   $      118         N/A       N/A    $     30
Printing ....................        1,794          172          265        2,242         N/A       N/A         573
Salaries & Commissions ......      523,165       13,483        2,534      470,028         N/A       N/A       3,417
Broker Servicing ............    4,080,170      907,578    6,575,785        3,453         N/A       N/A       1,106
Miscellaneous ...............    1,888,583      214,275      395,248      661,875         N/A       N/A         292
                                ----------   ----------   ----------   ----------                          --------
TOTAL .......................   $6,493,807   $1,135,517   $6,973,846   $1,137,716         N/A       N/A    $  5,418
                                ==========   ==========   ==========   ==========                          ========

DISTRIBUTION EXPENSES             CLASS A      CLASS B      CLASS C      CLASS I    CLASS M(1)   CLASS O    CLASS Q
---------------------           ----------   ----------   ----------   ----------   ----------   -------   --------
INTERNATIONAL VALUE CHOICE
   FUND
Advertising .................   $      435   $       53   $      102   $      118         N/A       N/A          --
Printing ....................        8,259        1,013        1,943        2,242         N/A       N/A          --
Salaries & Commissions ......       56,062        4,142       10,863       41,348         N/A       N/A          --
Broker Servicing ............       17,565        8,076       12,661        3,453         N/A       N/A          --
Miscellaneous ...............       23,298        1,237       24,636          613         N/A       N/A          --
                                ----------   ----------   ----------   ----------                          --------
TOTAL .......................   $  105,618   $   14,521   $   50,205   $   47,775         N/A       N/A          --
                                ==========   ==========   ==========   ==========                          ========
INTERNATIONAL VALUE
   OPPORTUNITIES FUND
Advertising .................           --           --           --           --         N/A       N/A         N/A
Printing ....................           --           --           --           --         N/A       N/A         N/A
Salaries & Commissions ......           --           --           --           --         N/A       N/A         N/A
Broker Servicing ............           --           --           --           --         N/A       N/A         N/A
Miscellaneous ...............           --           --           --           --         N/A       N/A         N/A
                                ----------   ----------   ----------   ----------
TOTAL .......................           --           --           --           --         N/A       N/A         N/A
                                ==========   ==========   ==========   ==========
RUSSIA FUND
Advertising .................   $   18,305          N/A          N/A          N/A         N/A       N/A         N/A
Printing ....................      347,801          N/A          N/A          N/A         N/A       N/A         N/A
Salaries & Commissions ......    2,119,191          N/A          N/A          N/A         N/A       N/A         N/A
Broker Servicing ............    1,125,490          N/A          N/A          N/A         N/A       N/A         N/A
Miscellaneous ...............      458,967          N/A          N/A          N/A         N/A       N/A         N/A
                                ----------
TOTAL .......................   $4,069,754          N/A          N/A          N/A         N/A       N/A         N/A
                                ==========



(1) Effective January 2, 2007, class M shares of ING Emerging countries Fund were converted to Class A shares of ING Emerging Countries Fund.



(2) Disciplined International SmallCap Fund and International Value Opportunities Fund had not commenced operations as of October 31, 2006, therefore, no distribution expenses were incurred for the fiscal year ended October 31, 2006.


OTHER EXPENSES


     In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with ING Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.


                                  ADMINISTRATOR


     ING Funds Services, LLC ("Administrator") serves as administrator for each of the Funds pursuant to the Administration Agreements with each Trust. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by ING Investments under the Investment Management Agreements, the Sub-Advisers under the Sub-Advisory Agreements, the custodian under the Custodian Agreement, the transfer agent for the Funds under the Transfer Agency Agreement, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for monitoring the Funds' in compliance with applicable legal requirements and the investment policies and restrictions of a Fund and provides office space for the Trust. The Administrator is an affiliate of ING Investments. The Administrator receives an annual administration fee equal to 0.10% of each Fund's average daily net assets.

TOTAL ADMINISTRATIVE FEES PAID


                                                        OCTOBER 31,
                                        ------------------------------------------
FUND                                        2006           2005           2004
----                                    ------------   ------------   ------------
Disciplined International SmallCap(1)          N/A            N/A            N/A
Emerging Countries                      $  177,434     $  113,930     $  109,303
Emerging Markets Fixed Income           $    9,626            N/A(2)         N/A(2)
Foreign                                 $  367,935     $  186,299     $   73,258
Global Bond                             $    8,336(3)         N/A            N/A
Global Equity Dividend                  $  180,525     $   90,757     $    9,507
Global Natural Resources                $  120,287     $   83,803     $   93,377
Global Real Estate                      $  322,299     $  137,502     $   73,894
Global Value Choice                     $  106,212     $  109,155     $  131,816
Greater China                           $   16,419            N/A(2)         N/A(2)
Index Plus International Equity         $   50,022            N/A(2)         N/A(2)
International Growth Opportunities      $  128,073     $  114,794     $  106,780
International Capital Appreciation      $   27,875            N/A(2)         N/A(2)
International Real Estate               $   23,536(4)         N/A            N/A
International SmallCap                  $  467,914     $  339,063     $  342,817
International Value                     $4,496,875     $4,073,046     $4,816,513
International Value Choice              $   34,787     $    4,322(5)         N/A
International Value Opportunities(6)           N/A            N/A            N/A
Russia                                  $  575,845     $  208,559     $  211,075



(1) Disciplined International SmallCap Fund had not commenced operations as of October 31, 2006, therefore, no administrative fees were paid for the fiscal year ended October 31, 2006.



(2) Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund commenced operations on December 21, 2005, therefore, no administrative fees were paid for the fiscal years ended October 31, 2005 and 2004.



(3) Global Bond Fund commenced operations on June 30, 2006. Reflects the four-month period from June 30, 2006 to October 31, 2006.



(4) International Real Estate Fund commenced operations on February 28, 2006. Reflects the eight-month period from February 28, 2006 to October 31, 2006.



(5) International Value Choice Fund commenced operations on February 1, 2005. Reflects the nine-month period from February 1, 2005 to October 31, 2005.



(6) International Value Opportunities Fund had not commenced operations as of October 31, 2006, therefore, no administrative fees were paid for the fiscal year ended October 31, 2006.


                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, New York, 10286, serves as custodian of each of the Funds. The custodian does not participate in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., The Bank of New York has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                  LEGAL COUNSEL

================================================================================

     Legal matters for each Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP serves as the independent registered public accounting firm for the Funds. KPMG provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG is located at 99 High Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     DST Systems, Incorporated, P.O. Box 219368, Kansas City, Missouri 64141-9368, serves as the Transfer Agent and dividend-paying agent to the Funds.

                             PORTFOLIO TRANSACTIONS

     Each Investment Management Agreement or Sub-Advisory Agreement authorizes ING Investments or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreements or Sub-Advisory Agreements, ING Investments or each Sub Adviser determines, subject to the instructions of and review by the Funds' Board, which securities are to be purchased and sold by a Fund and which brokers are to be eligible to execute portfolio transactions of a Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of ING Investments or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, ING Investments or Sub-Advisers are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. ING Investments or Sub-Advisers may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Funds. Under these programs, the participating broker-dealers will return to a Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Funds, and not ING Investments or Sub-Adviser.

     In selecting a broker-dealer, ING Investments or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or Sub-Advisers may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that ING Investments or Sub-Adviser makes a good faith determination that the broker commissions paid by the Funds is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), ING Investments or Sub-Advisers may cause a Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in the 1934 Act) to ING Investments or the Sub-Advisers commissions for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transaction for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or a Sub-Adviser may receive research services from broker-dealers with which ING Investments or Sub-Adviser places a Fund's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or Sub-Advisers do not bear the expense of these services if provided by a broker-dealer that executes trades for a Fund, and the advisory fee paid to ING Investments or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or the Sub-Advisers in advising a Fund and other clients, although not all of the research services received by ING Investments or Sub-Advisers will necessarily be useful and of value in managing a particular Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or Sub-Adviser for the execution of securities transactions for a Fund. In addition, in negotiating commissions with a broker, the Funds may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments or Sub-Advisers to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Funds may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or Sub-Advisers to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or ING Investments or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Adviser or Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these other clients serviced by ING Investments or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and ING Investments's or Sub-Adviser's other clients in a manner deemed fair and reasonable by ING Investments or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the ING Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.



     In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.



     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.



     Brokerage commissions paid by the series of ING Mutual Funds for fiscal years ended October 31, 2006, 2005 and 2004 are as follows:



                                                      OCTOBER 31,
                                        ---------------------------------------
FUND                                       2006          2005          2004
----                                    ----------    ----------   ------------
Disciplined International SmallCap(1)         N/A          N/A            N/A
Emerging Countries                      $428,122(4)   $277,647(2)  $  480,239(2)
Emerging Markets Fixed Income           $    108           N/A(3)         N/A(3)
Foreign                                 $987,381(4)   $552,595(4)  $  364,243(4)
Global Bond                             $  1,038(5)        N/A            N/A
Global Equity Dividend                  $151,515      $143,377(4)  $   44,390(4)
Global Natural Resources                $940,832(4)   $522,431(2)  $  685,940(4)
Global Real Estate                      $845,893(4)   $497,444(4)  $  384,653(4)
Global Value Choice                     $227,142      $162,964(2)  $  582,863
Greater China                           $133,269           N/A(3)         N/A(3)
Index Plus International Equity         $134,664           N/A(3)         N/A(3)
International Growth Opportunities      $665,648(4)   $565,766(4)  $  471,008(4)
International Capital Appreciation      $126,678           N/A(3)         N/A(3)
International Real Estate               $162,224(6)        N/A            N/A
International SmallCap                  $451,697(2)   $581,386(2)  $1,503,212
International Value Choice Fund         $ 99,186(4)   $ 15,670(7)         N/A
International Value Opportunities(8)         N/A           N/A            N/A
Russia                                  $819,426(4)   $102,267(2)  $  160,197(4)



(1) Disciplined International SmallCap Fund had not commenced operations as of October 31, 2006, therefore, no brokerage commissions were paid for the fiscal year ended October 31, 2006, 2005 and 2004.




(2) The decrease in the brokerage commission paid by the Fund was due to a decrease in the trading activity of the Fund.



(3) Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund commenced operations on December 21, 2005, therefore, no brokerage commissions were paid for the fiscal years ended October 31, 2005 and 2004.



(4) The increase in brokerage commission paid by the Fund is due to an increase in the trading activity of the Fund.



(5) Global Bond Fund commenced operations on June 30, 2006. Reflects the four-month period from June 30, 2006 to October 31, 2006.



(6) International Real Estate Fund commenced operations on February 28, 2006. Reflects the eight-month period from February 28, 2006 to October 31, 2006.






(7) International Value Choice Fund commenced operations on February 1, 2005. Reflects the nine-month period from February 1, 2005 to October 31, 2005.



(8) International Value Opportunities Fund had not commenced operations as of October 31, 2006, therefore, no brokerage commissions were paid for the fiscal year ended October 31, 2006, 2005 and 2004.

     Brokerage commissions paid by the series of Mayflower Trust for previous fiscal years/periods are as follows:


                                     OCTOBER 31
                      ----------------------------------------
FUND                      2006           2005          2004
----                  ----------------------------------------
International Value   $3,735,531(1)  $2,959,276(2)  $3,122,061


(1) The increase in brokerage commission paid by the Fund is due to an increase in the trading activity of the Fund.

(2) The decrease in the brokerage commission paid by the Fund is due to a decrease in the trading activity of the Fund.


     During the fiscal years ended October 31, 2006, 2005, and 2004, of the total commissions paid, the Funds received $84,119, $83,974, and $344,324, respectively, by firms which provided research, statistical or other services to ING Investments. ING Investments has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.



     During the fiscal year ended October 31, 2006, the following Funds paid affiliated persons of the Fund brokerage commissions as follows:



EMERGING COUNTRIES FUND



   Affiliated       Total Fund      % of      Affiliated   Fund Total      % of
     Broker          Principal    Principal   Commission   Commission   Commission
   ----------      ------------   ---------   ----------   ----------   ----------
ING Barings, LLC   $154,485,447      1.31%      $6,972      $428,122       1.63%



FOREIGN FUND



     Affiliated          Total Fund       % of     Affiliated   Fund Total      % of
       Broker             Principal    Principal   Commission   Commission   Commission
     ----------         ------------   ---------   ----------   ----------   ----------
ING Bank N.V., London   $556,876,444      1.82%      $42,265     $987,381       4.28%
ING Securities          $556,876,444      0.12%      $ 3,851     $987,381       0.39%



GREATER CHINA FUND



   Affiliated       Total Fund       % of     Affiliated   Fund Total      % of
     Broker          Principal    Principal   Commission   Commission   Commission
   ----------      ------------   ---------   ----------   ----------   ----------
ING Barings, LLC   $ 61,775,935     0.40%        $611       $133,269       0.46%



INTERNATIONAL VALUE FUND



   Affiliated        Total Fund        % of     Affiliated   Fund Total      % of
     Broker           Principal     Principal   Commission   Commission   Commission
   ----------      --------------   ---------   ----------   ----------   ----------
ING Barings, LLC   $2,152,112,795     0.51%       $12,415    $3,735,531      0.33%



RUSSIA FUND



     Affiliated          Total Fund       % of     Affiliated   Fund Total      % of
       Broker             Principal    Principal   Commission   Commission   Commission
     ----------         ------------   ---------   ----------   ----------   ----------
ING Barings, LLC        $348,576,882     1.72%       $11,935     $819,426       1.46%
ING Securities          $348,576,882     1.64%       $11,387     $819,426       1.39%
ING Bank N.V., London   $348,576,882     0.17%       $ 1,201     $819,426       0.15%


     During the fiscal year ended October 31, 2005, the following Funds paid affiliated persons of the Fund brokerage commissions as follows:

EMERGING COUNTRIES FUND

  Affiliated      Total Fund       % of     Affiliated   Fund Total      % of
    Broker         Principal    Principal   Commission   Commission   Commission
--------------   ------------   ---------   ----------   ----------   ----------
ING Baring LLC   $205,655,711      0.27%      $1,890      $277,647       0.68%

FOREIGN FUND

  Affiliated      Total Fund       % of     Affiliated   Fund Total      % of
    Broker         Principal    Principal   Commission   Commission   Commission
--------------   ------------   ---------   ----------   ----------   ----------
ING Baring LLC   $337,796,926     1.40%       $22,418     $552,595      4.06%
 ING Financial   $337,796,926     0.10%       $2,686      $552,595      0.49%
ING Securities   $337,796,926     0.03%        $548       $552,595      0.10%

GLOBAL EQUITY DIVIDEND FUND

  Affiliated      Total Fund       % of     Affiliated   Fund Total      % of
    Broker         Principal    Principal   Commission   Commission   Commission
--------------   ------------   ---------   ----------   ----------   ----------
ING Baring LLC   $211,240,983      0.02%       $156       $143,377       0.11%

INTERNATIONAL SMALLCAP FUND

  Affiliated      Total Fund       % of     Affiliated   Fund Total      % of
    Broker         Principal    Principal   Commission   Commission   Commission
--------------   ------------   ---------   ----------   ----------   ----------
  Affiliated      Total Fund      % of      Affiliated   Fund Total      % of
    Broker         Principal    Principal   Commission   Commission   Commission
--------------   ------------   ---------   ----------   ----------   ----------
ING Baring LLC   $873,890,715     0.53%       $6,961      $581,386      1.20%

RUSSIA FUND

   Affiliated       Total Fund      % of     Affiliated   Fund Total      % of
     Broker          Principal   Principal   Commission   Commission   Commission
----------------   -----------   ---------   ----------   ----------   ---------
ING Bank, London   $57,001,383     2.17%       $2,472      $102,267      2.42%
 ING Baring LLC    $57,001,383     0.95%       $1,083      $102,267      1.06%

     During the fiscal year ended October 31, 2006, the following Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:


FUND                                 SECURITY DESCRIPTION    MARKET VALUE
----                                 ---------------------   ------------
Foreign                              Deutsche Bank AG           $3,213
                                     Nomura Holdings, Inc.      $  395
                                     Credit Suisse Group        $2,313

International Capital Appreciation   Credit Suisse Group        $  520

Index Plus International Equity      Deutsche Bank AG           $  706

Global Bond                          Bank of America            $  759
                                     JP Morgan Chase & Co.      $  224
                                     Morgan Stanley             $  228


CAPITALIZATION AND VOTING RIGHTS

     The authorized capital of ING Mutual Funds and ING Mayflower Trust, is in each case an unlimited number of shares of beneficial interest. Holders of shares of each Fund have one vote for each share held. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the

Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

     The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class.

                        PURCHASE AND REDEMPTION OF SHARES


CLASS A, CLASS B, CLASS C, CLASS I, AND CLASS Q SHARES



     A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectuses under "Shareholder Guide." Shares of the Funds are offered at the NAV next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trusts' transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectuses. An investor may exchange shares of a Fund for shares of the same class of any Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.


     If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

     Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if ING Investments or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.


SPECIAL PURCHASES AT NET ASSET VALUE - CLASS A SHARES



     Class A shares of the Funds may be purchased at NAV, without a sales charge, by persons who have redeemed their Class A Shares of a Fund (or shares of other funds managed by ING Investments in accordance with the terms of such privileges established for such funds) within the previous ninety (90) days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within ninety (90) days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current NAV of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.



     Additionally, Class A shares of the Funds may also be purchased at NAV by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at NAV is made through a dealer who has executed a selling group agreement with respect to the Trusts (or the other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.



     Shareholders of the ING Money Market Fund (ING Classic Money Market Fund) who acquired their shares by using all or a portion of the proceeds from the redemption of Class A shares of other open-end ING Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A shares of a Fund at its current NAV, without a sales charge.



     The officers and Trustees (including retired officers and retired Board members), bona fide full-time employees of the Funds (including retired Fund employees) and the officers, directors and full-time employees of their investment adviser, sub-adviser, principal underwriter, or any service provider to a Fund or affiliated corporations thereof (including retired officers and employees of the investment adviser, principal underwriter, ING-affiliated service providers and affiliated corporations thereof) or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of ING Investments or any Sub-Adviser, may purchase Class A shares of a Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. A Fund may, under certain circumstances, allow registered adviser's to make investments on behalf of their clients at NAV without any commission or concession. A Fund may terminate or amend the terms of this sales charge waiver at any time.



     Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the thirteen (13)-month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); (vi) any registered investment company for which ING Investments serves as adviser; (vii) investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by DSL or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by DSL or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability; and (viii) insurance companies (including separate accounts); and (ix) former Class M shareholders.


     The Funds may terminate or amend the terms of these sales charge waivers at any time.


LETTERS OF INTENT AND RIGHTS OF ACCUMULATION - CLASS A SHARES



     An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of any of the ING Funds which offers Class A shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next thirteen (13) months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within ninety
(90) days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. Those holdings will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. Any redemptions made by the shareholder during the thirteen (13)-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the thirteen (13)-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.


     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within ninety (90) days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within ten (10) days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

     The value of shares of the Funds plus shares of the other open-end ING Funds (excluding shares of ING Classic Money Market Fund) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by
(i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

     The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

     Shares of the Funds and other open-end ING Funds (excluding shares of ING Classic Money Market Fund) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.


     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.


REDEMPTIONS

     Payment to shareholders for shares redeemed will be made within seven (7) days after receipt by the Funds' Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to fifteen (15) days or longer.

     Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.

     Due to the relatively high cost of handling small investments, each Trust reserves the right, upon thirty (30) days' written notice, to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value of less than the Fund minimum for each class (as described in each Fund's respective Prospectus), other than as a result of a decline in the NAV per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder thirty (30) days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

     Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the Prospectus.

     No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by ING Investments, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

     A redemption fee of 2.00% will be charged on the redemption of shares of Russia Fund held less than 365 days. The fee is not a sales charge (load); it will be paid directly to the Funds. The redemption fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Funds.

REINSTATEMENT PRIVILEGE - CLASS B AND CLASS C SHARES

     If you sell Class B or Class C shares of a Fund, you may reinvest some or all of the proceeds in the same share class within ninety (90) days without a sales charge. Reinstated Class B or Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within ninety (90) days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the second calendar day of the following month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B Shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if ING Investments deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative NAV's per share of the two Classes.

DEALER COMMISSIONS AND OTHER INCENTIVES


     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares of the Funds (except Emerging Markets Fixed Income Fund and Global Bond Fund), the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:



                          DEALERS' REALLOWANCE AS A
                        PERCENTAGE OF OFFERING PRICE
                        ----------------------------
AMOUNT OF TRANSACTION    CLASS A
---------------------   ---------
  Less than $50,000       5.00%
  $50,000 - $99,999       3.75%
 $100,000 - $249,999      2.75%
 $250,000 - $499,000      2.00%
 $500,000 - $999,999      1.75%
 $1,000,000 and over    See below


     In connection with sale of Class A shares of Emerging Markets Fixed Income Fund and Global Bond Fund, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                        PERCENTAGE OF OFFERING PRICE
AMOUNT OF TRANSACTION              CLASS A
---------------------   ----------------------------
  Less than $99,999                 2.00%
 $100,000 to $499,999               1.50%
 $500,000 to $999,999               1.00%
 $1 million and over              See below

     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Class A, Class B and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                               DEALER COMMISSION AS A
AMOUNT OF TRANSACTION      PERCENTAGE OF AMOUNT INVESTED
---------------------      -----------------------------
$1,000,000 to $2,499,000               1.00%
$2,500,000 to $4,999,999               0.50%
$5,000,000 and over                    0.25%

     Also, the Distributor will pay out of its own assets a commission of 1.00% of the amount invested for purchases of Class A shares of less than $1 million by qualified retirement plans with 50 or more participants.

     The Distributor will pay out of its own assets a commission of 4.00% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1.00% of the amount invested of each Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the 1933 Act. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this SAI.

     In connection with qualified retirement plans that invest $1 million or more in Class A shares of a Fund, the Distributor will pay dealer compensation of 1.00% of the purchase price of the shares to the dealer from its own resources at the time of the initial investment.

     The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or "focus firms." The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this SAI, the focus firms are: A.G. Edwards & Sons, Inc; Advantage Capital Corporation; AIG Financial Advisors, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; Citistreet Equities LLC; Financial Network Investment Corporation; FSC Securities Corporation; H & R Block Financial Advisors LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co, Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities LLC; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments LLC.

PURCHASE AND REDEMPTION OF SHARES

CLASS O SHARES ONLY

     Class O shares of the Trust are purchased at the applicable NAV next determined after a purchase order is received by the transfer agent. Class O shares are redeemed at the applicable NAV next determined after a redemption request is received, as described in the Prospectus.

     Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of the Fund.

     ING DIRECT Securities, Inc. or other designated intermediaries may accept purchase and redemption orders on behalf of the Fund. Such order may be transmitted to the Fund or their agents several hours after the time of the acceptance and pricing.

     Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

     The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1.00% of its net assets for any one shareholder of the Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

     Purchases and exchanges should be made for investment purposes only. The Fund reserves the right to reject any specific purchase or exchange request. In the event the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

                             SHAREHOLDER INFORMATION


CLASS A, CLASS B, CLASS C, CLASS I, AND CLASS Q SHARES ONLY


     Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

     Each Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any ninety (90)-day period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

     As discussed in the Prospectuses, the Funds provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the ING Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

     For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

     For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available, through the Fund, a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

     Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408 of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. State Street Bank and Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

     Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are generally arrangements by a public school organization or a charitable, educational, or scientific organization which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the NYSE is open for business (a "Business Day"), but not later than Market Close, will be processed at that day's closing NAV. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemptions; however, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (See "Shareholder Guide" in the Prospectus).

     Telephone redemptions and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectuses or herein.

     Telephone redemption requests must meet the following conditions to be accepted by the Funds:

     (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on record. This address cannot reflect any change within the previous thirty (30) days.

     (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

     (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a thirty (30) day period.

     (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

     (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

     (f) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.

     (g) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectuses.

     (h) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Funds at P.O. Box 219368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     (i) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate NAV as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     (j) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectuses.

     (k) Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

     The Funds have established a Systematic Withdrawal Plan ("Plan") to allow you to elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q and Class I) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($100,000 in the case of Class Q and $250,000 in the case of Class I). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. The Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class I and Class Q shares), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, Class B or Class C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

CLASS O SHARES ONLY

SYSTEMATIC INVESTMENT

     The Systematic Investment feature, using the Electronic Funds Transfer ("EFT") capability, allows you to make automatic monthly investments in a Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account. EFT transactions will be effective fifteen (15) days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

SHAREHOLDER INFORMATION

     The Fund's Transfer Agent will maintain your account information. Account statements will be sent at least quarterly. An IRS Form 1099 generally will also be sent each year by January 31. However, the ING Real Estate Fund will be sending you an IRS Form 1099 reflecting the distributions you received in a particular calendar year at the end of February of the following year, which is one month later than most such forms are sent. Annual and semiannual reports will also be sent to shareholders. The Transfer Agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

     Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts.

SIGNATURE GUARANTEE

     A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("NYSE MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE


     As noted in the Prospectuses, the NAV and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading ("Market Close") on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in sixty (60) days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

     If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotations for such securities at the time the Fund determines its NAV. In such case, the Fund will use the fair value of such securities as determined under the Fund's valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its

NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Funds are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing price for one or more securities do not represent readily available reliable market quotations at the time the Fund determines its NAV, events that occur between the time of close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.


     Options on securities, currencies, futures, and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.


     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by Global Natural Resources Fund's custodian bank or other broker-dealers or banks approved by Global Natural Resources Fund, on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of a Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     The per share NAV of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                           FEDERAL TAX CONSIDERATIONS

     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


     Each Fund intends to qualify to be taxed as a regulated investment company ("RIC") under the Code. To so qualify and to be taxed as a RIC, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other
RICs) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year, and at least 90% of its net tax exempt interest income in each taxable year.


     The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

     As a RIC, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

     If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends which are taxable to shareholders as ordinary income, or as qualified dividend income eligible for a reduced rate of tax (or, in the case of corporate shareholders, may be eligible for the dividends received deduction) as discussed below. Moreover, the Fund would not be required to make any distributions to its shareholders. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

TAX LOSS CARRY-FORWARDS

     Tax loss carry-forwards were the following as of October 31, 2006:


                                                      EXPIRATION
               FUND                      AMOUNT          DATES
               ----                  -------------    ----------
Global Value Choice                  $ (87,543,966)      2009
                                       (81,779,077)      2010
                                        (6,183,953)      2011
                                     -------------
   TOTAL                              (175,506,996)
                                     =============
Emerging Countries                   $    (177,555)      2007
                                        (6,643,620)      2008
                                       (16,457,274)      2009
                                       (18,266,249)      2010
                                     -------------
   TOTAL                               (41,544,878)*
                                     =============
International Growth Opportunities   $    (756,192)      2007
                                        (3,061,891)      2008
                                     -------------
   TOTAL                                (3,818,083)*
                                     =============
International Real Estate            $     (26,312)      2014
                                     -------------
International SmallCap               $    (712,769)      2010
                                     -------------


*    Utilization of these capital losses is subject to annual limitations under
     Section 382 of the Internal Revenue Code.

DISTRIBUTIONS


     Distributions of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income, whether paid in cash or invested in Fund shares. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the corporate dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Distributions of short-term capital gains from sales of assets held for one year or less will be taxed as ordinary income. Generally, distributions from a fund are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualified dividend income earned by the Fund that would be eligible for the 15% rate. A shareholder would also have to satisfy a sixty (60) day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Qualified dividend income generally includes dividends from taxable domestic corporations and certain qualified foreign corporations provided that the Fund has held the stock in such corporation for more than 60 days during the 121 day period beginning on the date which is 60 days before the date on which such stock becomes ex-dividend with respect to such dividend. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and that satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations".


     Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

     Distributions by a Fund reduce the NAV of the Fund shares. Should a distribution reduce the NAV below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as dividend income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the investors.

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

     A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income (including dividends, interest, royalties, rents, and certain other types of investment income). In general, under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on "qualified dividend income."

FOREIGN WITHHOLDING TAXES

     Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributed at least 90% of its investment company taxable income, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund.

Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than sixteen (16) days. Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six
(46) days in the case of preferred shares) during the thirty-one (31) day period (ninety-one (91)-day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS, HEDGING TRANSACTIONS AND CERTAIN FINANCIAL INSTRUMENTS

     The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Furthermore, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.


     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the sixty (60)-day period beginning with the day such transaction was closed, if the Fund's risk of loss is not reduced during that sixty (60) day period.


     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to "qualified dividend income" would instead be taxed at the rate of tax applicable to ordinary income.

     Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

     If a Fund sells short "against the box," unless certain constructive sale rules (discussed below) apply, it also will recognize a capital gain or loss upon the purchase of securities to close the short sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and

Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.




SALE OR OTHER DISPOSITION OF SHARES

     Upon the redemption, sale or exchange of his shares, a shareholder will recognize a taxable gain or loss depending upon his/her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates (for shareholders who are individuals), depending on the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one
(61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

REDEMPTION FEE

     For convenience, the redemption fee applicable to Russia Fund is referred to as a fee, but the overall arrangement in fact calls for payment in exchange for shares at 98% of NAV. It thus is more accurately characterized as a reduced price for your shares than as a fee or charge.


     The tax consequences of the redemption fee are not entirely clear. Although there is some authority to the effect that a fund would recognize taxable income in such circumstances, there is also authority, which Russia Fund intends to follow, that a fund does not recognize income. It is possible that the IRS or other taxing authorities might successfully contest these funds' tax treatment of this arrangement on this basis or for other reasons.


BACKUP WITHHOLDING

     Each Fund generally will be required to withhold federal income tax equal to the fourth lowest tax rate applicable to unmarried individuals (currently at a rate of 28%) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies a Fund that the taxpayer identification number furnished by the shareholder is incorrect, (3) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (4) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.




FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders with respect to taxable years of a Fund beginning before January 1, 2008, may be exempt from U.S. tax to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund makes certain elections and certain conditions are met. Each Fund may choose to not make such elections and satisfy the required conditions, and there can be no assurance as to the amounts if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

     Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above.

     THIS DISCUSSION DOES NOT PURPORT TO DEAL WITH ALL OF THE TAX CONSEQUENCES APPLICABLE TO SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS FOR DETAILS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.

                             SHAREHOLDER INFORMATION

PURCHASES IN-KIND OF INTERNATIONAL VALUE FUND

     Investors may, subject to the approval of International Value Fund, ING Investments and Brandes, purchase shares of International Value Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if ING Investments or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right amend or terminate this practice at any time. As discussed in the Prospectuses, International Value Fund is closed to new investors except for shares purchased:
(1) through the reinvestment of dividends and distributions; (2) by 401(k), 403(b) and 457 plans that have selected the Fund as an investment option prior to June 28, 2002; (3) by shareholders participating in mutual fund wrap fee programs who were invested in the Fund prior to June 28, 2002; (4) by new 401(k), 403(b) and 457 plans and new shareholders participating in mutual fund wrap fee programs subject to approval by ING Investments and Sub-Adviser based on their assessment of the Fund's ability to invest the monies consistent with the Fund's objectives in light of market conditions, the size of the purchase, and other relevant factors relating to the Fund or (5) by employees of ING Investments or Sub-Adviser and their affiliates. Proof of eligibility may be required. Employees of ING Investments or Sub-Adviser and their affiliates must identify themselves as such at the time of purchase. Failure to do so may result in a rejection of the purchase.

REDEMPTIONS

     The right to redeem shares may be suspended and payment therefore postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the NYSE is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

EXCHANGES


     The following conditions must be met for all exchanges among the Funds and ING Classic Money Market Fund: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least thirty (30)-days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.



     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least sixty (60)-days in advance. It is the policy of ING to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, ING Investments reserves the right to reject any exchange request.


     If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of not less than 5.00% of its outstanding common shares. If more than 5.00% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

     You are not required to pay an applicable CDSC upon an exchange from any Fund into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be based on the first date you acquired your shares in the Fund.

                                   DISTRIBUTOR


     Shares of each Fund are distributed by the Distributor pursuant to Underwriting Agreements between each Trust and the Distributor on behalf of each Fund. Each Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Each Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the 1933 Act. After an initial term, each Underwriting Agreement will remain in effect from year to year only if continuance is approved annually by a majority of the Board who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. See the Prospectuses for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the NAV of the Funds. The Distributor's address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Distributor, a Delaware limited liability corporation, is an affiliate of ING Investments and is an indirect, wholly-owned subsidiary of ING Groep.


     ING Investments or its respective affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

     For the fiscal year ended October 31, 2006, the Distributor received the following amounts in sales charges in connection with sale of shares:


                                           CLASS A
                                            SALES
                                           CHARGES     CLASS A SALES    CLASS B    CLASS C    CLASS M SALES     CLASS M SALES
                                           BEFORE      CHARGES AFTER   DEFERRED   DEFERRED    CHARGES BEFORE    CHARGES AFTER
                                           DEALER          DEALER        SALES      SALES         DEALER            DEALER
FUND                                    RE-ALLOWANCE    RE-ALLOWANCE    CHARGES    CHARGES   RE-ALLOWANCE(1)   RE-ALLOWANCE(1)
----                                    ------------   -------------   --------   --------   ---------------   ---------------
Disciplined International SmallCap(2)           N/A           N/A           N/A        N/A         N/A               N/A
Emerging Countries                       $   30,745       $   316      $ 31,142    $ 3,759          --                --
Emerging Markets Fixed Income(3)         $    1,668            --            --         --         N/A               N/A
Foreign                                  $   89,341       $   937      $ 89,345    $13,980         N/A               N/A
Global Bond(4)                           $       64            --            --         --         N/A               N/A
Global Equity Dividend                   $   37,220       $(9,992)     $ 88,694    $11,421         N/A               N/A
Global Natural Resources                 $   18,847            --            --         --         N/A               N/A
Global Real Estate                       $   56,955       $11,486      $ 67,380    $12,117         N/A               N/A
Global Value Choice                      $   18,492       $(9,968)     $ 36,697    $ 1,896         N/A               N/A
Greater China(3)                         $   45,391       $   143      $  3,178    $   266         N/A               N/A
Index Plus International Equity(3)       $    4,187            --      $     43    $    69         N/A               N/A
International Growth Opportunities       $    5,388       $    86      $ 61,587    $   250         N/A               N/A
International Capital Appreciation(3)    $      378            --            --    $    18         N/A               N/A
International Real Estate                $   36,622            --      $    161    $   259         N/A               N/A

International SmallCap                   $   32,424       $ 5,035      $ 98,533    $ 2,872         N/A               N/A
International Value                      $    1,918       $15,266      $348,537    $ 3,821         N/A               N/A
International Value Choice               $    6,337            --      $ 11,592    $   942         N/A               N/A
International Value Opportunities(2)            N/A           N/A           N/A        N/A         N/A               N/A
Russia                                   $1,245,548            --           N/A        N/A         N/A               N/A



(1) Effective January 2, 2007, Class M shares of ING Emerging Countries Fund were converted to Class A shares of ING Emerging Countries Fund.



(2) Disciplined International SmallCap Fund and International Value Opportunities Fund had not commenced as of October 31, 2006, therefore, the Distributor did not receive any sales charges in connection with the sale of shares for the fiscal year ended October 31, 2006.



(3) Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund commenced operations on December 21, 2005. Reflects sales charges received during the ten-month period from December 21, 2005 to October 31, 2006.



(4) Global Bond Fund commenced operations on June 30, 2006. Reflects sales charges received during the four-month period from June 30, 2006 to October 31, 2006.


     For the fiscal year ended October 31, 2005, the Distributor received the following amounts in sales charges in connection with sale of shares:

                                           CLASS A
                                            SALES
                                           CHARGES     CLASS A SALES    CLASS B    CLASS C    CLASS M SALES   CLASS M SALES
                                           BEFORE      CHARGES AFTER   DEFERRED   DEFERRED   CHARGES BEFORE   CHARGES AFTER
                                           DEALER          DEALER        SALES      SALES        DEALER           DEALER
FUND                                    RE-ALLOWANCE    RE-ALLOWANCE    CHARGES    CHARGES    RE-ALLOWANCE    RE-ALLOWANCE
----                                    ------------   -------------   --------   --------   --------------   -------------
Emerging Countries                          30,457         18,250        29,798        16           --              --
Emerging Markets Fixed Income(1)               N/A            N/A           N/A       N/A          N/A             N/A
Foreign                                     76,564             21        56,426     2,704           --              --
Global Equity Dividend                     115,391             66        33,192     1,342           --              --
Global Natural Resources                    13,434             60            --        --           --              --
Global Real Estate                          76,837             29        32,065     5,284           --              --
Global Value Choice                          6,567            365        89,918       415           --              --
Greater China(1)                               N/A            N/A           N/A       N/A          N/A             N/A
Index Plus International Equity(1)             N/A            N/A           N/A       N/A          N/A             N/A
International                               11,394             49        40,192     1,316           --              --
International Capital Appreciation(1)          N/A            N/A           N/A       N/A          N/A             N/A
International Real Estate(2)                   N/A            N/A           N/A       N/A          N/A             N/A
International SmallCap                      20,479         78,165       153,738     2,317           --              --
International Value                          2,469          7,534       593,800     7,396           --              --
International Value Choice(3)                7,489             --         1,380        --           --              --
Russia                                     248,873             10            --        --           --              --

(1) Emerging Markets Fixed Income Fund, Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund commenced operations on December 21, 2005, therefore, the Distributor did not receive any sales charges in connection with the sale of shares for the fiscal year ended October 31, 2005.

(2) International Real Estate Fund commenced operations on February 28, 2006, therefore, the Distributor did not receive any sales charges in connection with the sale of shares for the fiscal year ended October 31, 2005.

(3)  International Value Choice Fund commenced operations on February 1, 2005.

     For the fiscal year ended October 31, 2004, the Distributor received the following amounts in sales charges in connection with the sale of shares:

                            CLASS A
                             SALES
                            CHARGES     CLASS A SALES    CLASS B    CLASS C    CLASS M SALES   CLASS M SALES
                            BEFORE      CHARGES AFTER   DEFERRED   DEFERRED   CHARGES BEFORE   CHARGES AFTER
                            DEALER          DEALER        SALES      SALES        DEALER           DEALER
FUND                     RE-ALLOWANCE    RE-ALLOWANCE    CHARGES    CHARGES    RE-ALLOWANCE    RE-ALLOWANCE
----                     ------------   -------------   --------   --------   --------------   -------------
Emerging Countries        $   46,618       $  6,078      $     0    $1,247        $6,181            $883
Foreign                   $  627,697       $ 81,838      $     0    $5,675           N/A             N/A
Global Equity Dividend    $   86,479       $ 11,275      $     0    $  404           N/A             N/A
Global Real Estate        $   98,905       $ 12,895      $     0    $1,375           N/A             N/A
Global Value Choice       $   26,128       $  3,408      $76,339    $  608           N/A             N/A
International             $   99,894       $ 13,024      $     0    $1,144           N/A             N/A
International SmallCap    $  114,337       $ 14,907      $     0    $2,361           N/A             N/A
International Value       $   67,243       $  8,767      $     0    $4,106           N/A             N/A
Precious Metals           $  162,888       $ 21,237          N/A       N/A           N/A             N/A
Russia                    $4,781,355       $623,384          N/A       N/A           N/A             N/A

     The following table shows all commissions and other compensation received by each principal underwriter, who is an affiliated person of the Funds' or an affiliated person of that affiliated person, directly or indirectly during the Funds' most recent fiscal year:


                                                          Net
                                       Name of        Underwriting     Compensation
                                      Principal      Discounts and    on Redemptions    Brokerage        Other
Fund                                 Underwriter      Commissions    and Repurchases   Commissions   Compensation
----                              ----------------   -------------   ---------------   -----------   ------------
Emerging Countries                ING Funds                    --       $4,074.80        $  1,668         $0
                                  Distributor, LLC

Emerging Markets Fixed Income     ING Funds            $    5,889              --        $     14         $0
                                  Distributor, LLC

Foreign                           ING Funds            $  137,906       $  14,916        $  1,993         $0
                                  Distributor, LLC

Global Bond                       ING Funds            $       14              --              --         $0
                                  Distributor, LLC

Global Equity Dividend            ING Funds            $   76,783       $   1,429        $  2,074         $0
                                  Distributor, LLC

Global Natural Resources          ING Funds            $   45,079       $       0        $  8,781         $0
                                  Distributor, LLC

Global Real Estate                ING Funds            $  280,469       $  23,604        $  8,858         $0
                                  Distributor, LLC

Global Value Choice               ING Funds                    --       $   1,894        $    789         $0
                                  Distributor, LLC

Greater China                     ING Funds            $   41,378       $     409        $ 17,584         $0
                                  Distributor, LLC

Index Plus International Equity   ING Funds            $   39,589       $      69        $     24         $0
                                  Distributor, LLC

International Capital             ING Funds            $      322       $      19              --         $0
Appreciation                      Distributor, LLC

International Growth              ING Funds            $   10,209       $     336        $  6,370         $0
Opportunities                     Distributor, LLC

International Real Estate         ING Funds            $   36,370       $     263        $ 17,659         $0
                                  Distributor, LLC

International SmallCap            ING Funds                    --              --        $ 14,508         $0
                                  Distributor, LLC

International Value               ING Funds                    --              --        $ 18,658         $0
                                  Distributor, LLC

International Value Choice        ING Funds            $   13,362       $     942              --         $0
                                  Distributor, LLC

Russia                            ING Funds            $2,056,746              --        $470,459         $0
                                  Distributor, LLC

                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Information

     Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the
SEC:

                                P(1 + T)(n) = ERV

Where:

  P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures assume that all dividends are reinvested when paid.


     From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one (1), five (5) and ten (10) year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).


Average Annual Total Return (After Taxes On Distributions) Quotation

     Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one (1), five
(5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)(n) = ATVD

Where:

     P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and
ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the one (1)-, five (5)-, or ten (10)-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

     From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

     Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:

     P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and
ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the one (1)-, five (5)-, or ten (10)-year periods (or fractional portion), after taxes on fund distributions and redemption.

     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

     From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

     Quotations of yield for the Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                       a-b
                            Yield= 2[(_____ +1)(6)-1]
                                       cd
where

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

     Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of thirty (30) days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty (30)-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

     A Fund may also from time to time advertise its yield based on a thirty
(30)-day or ninety (90)-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a thirty (30)-day or ninety (90)-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

     Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

     Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS


     In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class I, Class O and Class Q shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.


     The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended October 31, 2006, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to October 31, 2006, is as follows:


                                                                           SINCE      INCEPTION
                                             1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
                                             ------   ------   -------   ---------   ----------
DISCIPLINED INTERNATIONAL SMALLCAP FUND(1)
Class A                                         N/A     N/A       N/A         N/A    12/20/2006
Class A (after taxes on distributions)          N/A     N/A       N/A         N/A
Class A (After taxes on distributions and
   sale of fund shares)                         N/A     N/A       N/A         N/A
Class B                                         N/A     N/A       N/A         N/A    12/20/2006
Class C                                         N/A     N/A       N/A         N/A    12/20/2006
Class I                                         N/A     N/A       N/A         N/A    12/20/2006

EMERGING COUNTRIES FUND
Class A                                       18.94%  18.92%     7.25%        --       11/28/94
Class A (after taxes on distributions)        18.97%  18.96%     6.92%                       --
Class A (After taxes on distributions and
   sale of fund shares)                       12.53%  16.84%     6.17%                       --
Class B                                       20.33%  19.43%     7.30%        --       05/31/95
Class C                                       24.29%  19.32%     7.16%        --       11/28/94
Class M                                       21.24%     --        --      21.38%      08/05/02
Class I                                          --      --        --      16.45%      12/21/05
Class Q                                       26.37%  20.42%     8.18%        --       08/31/95

EMERGING MARKETS FIXED INCOME FUND
Class A                                          --      --        --      3.005       12/21/05
Class A (after taxes on distributions)           --      --        --         --
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --         --

                                                                           SINCE     INCEPTION
                                             1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
                                             ------   ------   -------   ---------   ----------
Class B                                          --      --        --       1.92%      01/04/06
Class C                                          --      --        --       1.77%       3/01/06
Class I                                          --      --        --         --            N/A

FOREIGN FUND
Class A                                       21.03%     --        --      19.63%      07/01/03
Class A (after taxes on distributions)        20.62%     --        --      19.31%
Class A (After taxes on distributions and
   sale of fund shares)                      14.085      --        --      16.96%
Class B                                       22.40%     --        --     19.385       07/08/03
Class C                                       26.43%     --        --      20.08%      07/07/03
Class I                                       28.67%     --        --      21.31%      09/08/03
Class Q                                       28.47%     --        --      21.48%      07/10/03

GLOBAL BOND FUND
Class A                                          --      --        --      (1.79)%    6/30/2006
Class A (after taxes on distributions)           --      --        --      (1.99)%
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --      (1.16)%
Class B                                          --      --        --      (2.16)%    6/30/2006
Class C                                          --      --        --       1.82%     6/30/2006
Class I                                          --      --        --       3.23%     6/30/2006

GLOBAL EQUITY DIVIDEND FUND
Class A                                       19.25%     --        --      18.73%      09/17/03
Class A (after taxes on distributions)        18.25%     --        --      17.75%
Class A (after taxes on distributions and
   sale of fund shares)                       13.33%     --        --      15.93%
Class B                                       20.55%     --        --      19.04%      10/24/03
Class C                                       24.62%     --        --      19.29%      10/29/03
Class O                                          --      --        --         --            N/A

GLOBAL NATURAL RESOURCES FUND
Class A (2)                                   34.51%  27.37%     5.56%        --        12/03/75
Class A (after taxes on distributions)        34.50%  27.10%     4.95%                       --
Class A (After taxes on distributions and
   sale of fund shares)                       22.49%  24.38%     4.42%        --

GLOBAL REAL ESTATE FUND
Class A                                       32.95%     --        --      24.68%      11/05/01

                                                                           SINCE     INCEPTION
                                             1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
                                             ------   ------   -------   ---------   ----------
Class A (after taxes on distributions)        29.75%     --        --      21.94%
Class A (After taxes on distributions and
   sale of fund shares)                       21.43%     --        --      20.05%
Class B                                       35.04%     --        --      24.26%      03/15/02
Class C                                       39.06%     --        --      24.29%      01/08/02
Class I                                       41.49%     --        --      33.41%      06/03/05
Class O                                          --      --        --         --            N/A

GLOBAL VALUE CHOICE FUND
Class A                                       13.54%   5.94%     7.87%        --       04/19/93
Class A (after taxes on distributions)        13.42%   5.92%     6.01%
Class A (After taxes on distributions and
   sale of fund shares)                        8.94%   5.13%     5.81%        --
Class B                                       14.67%   6.17%     7.81%        --       05/31/95
Class C                                       18.73%   6.50%     7.81%        --       04/19/93
Class I                                          --      --        --       1.97%      09/06/06

GREATER CHINA FUND
Class A                                          --      --        --      17.72%      12/21/05
Class A (after taxes on distributions)           --      --        --      17.72%
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --      11.52%
Class B                                          --      --        --      12.17%      01/06/06
Class C                                          --      --        --      15.49%      01/11/06
Class I                                          --      --        --      (2.65)%     05/08/06

INDEX PLUS INTERNATIONAL EQUITY FUND
Class A                                          --      --        --      10.08%      12/21/05
Class A (after taxes on distributions)           --      --        --      10.08%
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --       6.56%
Class B                                          --      --        --       6.51%      01/12/06
Class C                                          --      --        --      10.31%      01/12/06
Class I                                          --      --        --      17.00%      12/21/05

INTERNATIONAL GROWTH OPPORTUNITIES FUND
Class A                                       15.09%   9.65%     7.57%        --       01/03/94
Class A (after taxes on distributions)        14.97%   9.65%     5.46%        --

                                                                           SINCE     INCEPTION
                                             1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
                                             ------   ------   -------   ---------   ----------
Class A (After taxes on distributions and
   sale of fund shares)                       10.91%   8.48%     5.32%        --
Class B                                       16.23%   9.58%       --        2.16%     08/22/00
Class C                                       20.25%  9.885        --        3.03%     09/15/00
Class I                                       22.56%     --        --       11.25%     01/15/02
Class Q                                       22.38%  10.93%       --        5.79%     02/26/01

INTERNATIONAL CAPITAL APPRECIATION FUND
Class A                                          --      --        --       7.35%      12/21/05
Class A (after taxes on distributions)           --      --        --         --
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --         --
Class B                                          --      --        --       3.73%      01/09/06
Class C                                          --      --        --       9.31%      01/24/06
Class I                                          --      --        --      14.30%      12/21/05

INTERNATIONAL REAL ESTATE FUND
Class A                                          --      --        --      10.22%       2/28/06
Class A (after taxes on distributions)           --      --        --                  02/28/06
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --                  02/28/06
Class B                                          --      --        --      11.38%      02/28/06
Class C                                          --      --        --      15.31%      02/28/06
Class I                                          --      --        --      17.23%      02/28/06

INTERNATIONAL SMALLCAP FUND
Class A                                       18.68%  15.44%    15.64%        --       08/31/94
Class A (after taxes on distributions)           --      --        --         --
Class A (After taxes on distributions and        --      --        --         --
   sale of fund shares)
Class B                                       20.10%  15.84%    15.62%        --       05/31/95
Class C                                       24.09%  16.05%    15.59%        --       08/31/94
Class I                                          --      --        --      16.51%      12/21/05
Class Q                                       26.14%  17.13%    16.63%        --       08/31/95

INTERNATIONAL VALUE FUND
Class A                                       20.29%  14.99%    13.80%        --       03/06/95
Class A (after taxes on distributions)           --      --        --         --
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --         --
Class B                                       21.81%  15.33%       --      12.81%      04/18/97
Class C                                       25.71%  15.55%    13.69%        --       03/06/95

                                                                           SINCE     INCEPTION
                                             1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
                                             ------   ------   -------   ---------   ----------
Class I                                       28.15%  16.83%       --      13.09%      06/18/01
Class Q                                       27.82%  16.57%       --       9.96%      01/24/00

INTERNATIONAL VALUE CHOICE FUND
Class A                                       12.01%     --        --      10.92%      02/01/05
Class A (after taxes on distributions)           --      --        --         --
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --         --
Class B                                       12.77%     --        --      11.77%      02/01/05
Class C                                       16.78%     --        --      13.93%      02/04/05
Class I                                          --      --        --      12.50%      12/21/05

INTERNATIONAL VALUE OPPORTUNITIES FUND(3)
Class A                                         N/A     N/A       N/A        N/A            N/A
Class A (after taxes on distributions)          N/A     N/A       N/A        N/A            N/A
Class A (After taxes on distributions and
   sale of fund shares)                         N/A     N/A       N/A        N/A            N/A
Class B                                         N/A     N/A       N/A        N/A            N/A
Class C                                         N/A     N/A       N/A        N/A            N/A
Class I                                         N/A     N/A       N/A        N/A            N/A

RUSSIA FUND
Class A (1)                                   57.08%  45.90%    20.35%        --       07/03/96
Class A (after taxes on distributions)           --      --        --         --
Class A (After taxes on distributions and
   sale of fund shares)                          --      --        --         --



----------
(1) Disciplined International SmallCap Fund had not commenced operations as of the fiscal year end of October 31, 2006, therefore no returns are presented.



(2) Effective January 2, 2007, Class M shares of ING Emerging Countries Fund were converted to Class A shares of ING Emerging Countries Fund.



(3) International Value Opportunities Fund had not commenced operations as of the fiscal year end of October 31, 2006, therefore no returns are presented.



(4) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's shares were classified as "Class A" shares.

     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and (xii) descriptions of the benefits of working with investment professionals in selecting investments.

     In addition, reports and promotional literature may contain information concerning ING Investments, the Sub-Advisers, ING Capital, ING Funds Services, LLC or affiliates of the Trusts, including: (i) performance rankings of other funds managed by ING Investments or a Sub-Adviser, or the individuals employed by ING Investments or a Sub-Adviser who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria;
(ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds; (v) the past performance of other funds managed by ING Investments; and (vi) information regarding rights offerings conducted by closed-end funds managed by ING Investments.


                                  DISTRIBUTIONS


     As noted in the Prospectuses, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current NAV, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable NAV in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

GENERAL INFORMATION

OTHER INFORMATION

     Each Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectuses and this SAI omit certain of the information contained in each Trust's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

     Investors in the Funds will be kept informed of the Funds' progress through annual and semi-annual shareholder reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by an independent registered public accounting firm.

REPORTS TO SHAREHOLDERS

     The fiscal year of each Fund ends on October 31. Each Fund will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered accounting firm will be sent to shareholders each year.

DECLARATION OF TRUST

     Mayflower Trust is organized as Massachusetts business trust. The Declaration of Trust of International Value Fund provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to the designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

DECLARATION OF TRUST

     Mutual Funds is organized as a Delaware Statutory trust. The Declaration of Trust of these Funds (except International Value) provides that obligations of the Funds are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to the designated Funds shall be enforceable against the assets and property of such Funds only, and not against the assets or property of any other Funds or the investors therein.

                              FINANCIAL STATEMENTS


     The financial statements from the Funds' (except Disciplined International SmallCap Fund and International Value Opportunities Fund) October 31, 2006 annual shareholder report are incorporated herein by reference. Copies of the Funds' annual and semi-annual shareholder reports may be obtained without charge by contacting the Funds: at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling (800) 992-0180. Copies of Global Equity Dividend Fund and Global Real Estate Fund Class O shares'

Prospectus and annual or semi-annual shareholder reports (when available) may be obtained by calling 1-866 BUY-FUND (1-866-289-3863) or by writing to ING DIRECT Securities, Inc. P.O. Box 15647 Wilmington, DE 19885-5647.

               APPENDIX A- PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: SEPTEMBER 11, 2006

                                   ----------

I.   INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.  VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Effective Date: 07/10/03
Revision Date: 03/16/06
may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.  APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.   VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

     A.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

     B.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

          1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

          In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

          2.   NON-VOTES: Votes in Which No Action is Taken

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

          Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

          Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

          3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

          If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

          If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

          4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

          A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

          The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

          The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.  CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII. REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                    ING RISK MANAGED NATURAL RESOURCES FUND
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.   INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.  ROLES AND RESPONSIBILITIES

     A.   Proxy Coordinator

     The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

     Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

     Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

     B.   Agent

     An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

     The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

     The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

     Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

     C.   Proxy Group

     The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

     A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

     A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

     For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and
     (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

     If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

     If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

     D.   Investment Professionals

     The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

     A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

     B.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

     C.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

          In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

          2.   NON-VOTES: Votes in Which No Action is Taken

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

          Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

          Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

          3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

          4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.  ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

     A.   Assessment of the Agent

          The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

          Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

     B.   Conflicts of Interest

          The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

          In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

          For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

          The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                             TITLE OR AFFILIATION
          ----                             --------------------
Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice
                          President, ING Investments, LLC

Todd Modic                Senior Vice President, ING Funds Services, LLC and ING
                          Investments, LLC; and Chief Financial Officer of the
                          ING Funds

Maria Anderson            Vice President of Fund Compliance, ING Funds Services,
                          LLC

Karla J. Bos              Proxy Coordinator for the ING Funds and Manager -
                          Special Projects, ING Funds Services, LLC

Julius Drelick            Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

Steve Wastek, Esq.        Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.   INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.   THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (e.g., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (e.g., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     (2)  Only if the director's legal expenses would be covered.

2.   PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.   AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.   PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.   TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.   MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

     -    If the dissidents agree, the policy remains in place.

     - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.   CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

          CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.   EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

     - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

     - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).

     - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

     - Generally, vote AGAINST plans administered by potential grant recipients.

     - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES

     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(K) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.   STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.  MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.  MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.  GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

     -    the opening of the shareholder meeting

     -    that the meeting has been convened under local regulatory requirements

     -    the presence of quorum

     -    the agenda for the shareholder meeting

     -    the election of the chair of the meeting

     -    the appointment of shareholders to co-sign the minutes of the meeting

     -    regulatory filings (e.g., to effect approved share issuances)

     - the designation of inspector or shareholder representative(s) of minutes of meeting

     - the designation of two shareholders to approve and sign minutes of meeting

     -    the allowance of questions

     -    the publication of minutes

     -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

     -    bundled slates of nominees in (Hong Kong or France);

     -    simultaneous reappointment of retiring directors (South Africa);

     - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

     - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

     -    exceed Agent's recommended dilution limits;

     - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (e.g., Japan);

     -    are administered by potential grant recipients;

     - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;

     - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

     - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;

     - provide for terms or participation that is markedly out of line with market practice;

     - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is de minimis as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:

     - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

     - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.

     - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

     -    it is editorial in nature;

     -    shareholder rights are protected;

     -    there is negligible or positive impact on shareholder value;

     - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or

     -    the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

     - Generally vote FOR management proposals to amend a company's articles to expand its business lines.

     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

     - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.

     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING MAYFLOWER TRUST
                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Declaration of Trust - previously filed as an Exhibit to the Registrant's Form N-1A Registration Statement on August 24, 1993 and incorporated herein by reference.

     (2)  Certificate of Amendment of Declaration of Trust dated October 7, 1993
          - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (3) Redesignation of Series and Establishment and Designation of Additional Class of Shares of Beneficial Interest of each Series Par Value $.01 Per Share dated February 24, 1994 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (4) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated May 31, 1995 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (5) Abolishment of Northstar Advantage Multi-Sector Bond Fund as a Separate Series of Northstar Advantage Trust dated October 31, 1995 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (6) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $.01 Per Share - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (7) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated July 31, 1996 - previously filed as an Exhibit to Post- Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (8) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated August 1, 1996 - previously filed as an Exhibit to Post-

          Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (9) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated October 29, 1996
          - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (10) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated January 23, 1997
          - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (11) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated October 29, 1997
          - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (12) Certificate of Amendment of Declaration of Trust dated June 17, 1998 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (13) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated December 16, 1998
          - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (14) Certificate of Amendment of Declaration of Trust dated November 1, 1999 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (15) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 1, 1999 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (16) Unanimous Written Consent of the Trustees and Certificate of Amendment of Declaration of Trust dated November 1, 1999 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the

          Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (17) Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share dated November 16, 1999 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (18) Establishment and Designation of Class of Shares of Beneficial Interest Par Value $0.01 Per Share dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (19) Certificate of Amendment of Declaration of Trust and Redesignation of Series dated February 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (20) Certificate of Amendment of Declaration of Trust dated May 24, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (21) Certificate of Amendment dated September 23, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (22) Certificate of Amendment of Declaration of Trust (dissolving Growth Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on December 17, 2004 and incorporated herein by reference.

(b) By-laws, dated August 18, 1993 - Filed as an Exhibit to the Registrant's Form N-1A Registration Statement on August 24, 1993 and incorporated herein by reference.

          (i) Amendment, dated July 26, 2000 to the By-laws of Pilgrim Mayflower Trust - Filed herein.

(c)       N/A

(d) (1) Investment Management Agreement between Pilgrim Mayflower Trust and Pilgrim Investments, Inc. dated September 1, 2000 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) First Amendment to the Investment Management Agreement between ING Mayflower Trust and ING Investments, LLC, effective September 2, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on December 17, 2004 and incorporated herein by reference.

          (ii) Amended and Restated Schedule A - previously filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on December 17, 2004 and incorporated herein by reference.

          (iii) Second Amendment, effective December 15, 2006 to Investment Management Agreement, dated September 1, 2000 between ING Investments, LLC and ING Mayflower Trust - Filed herein.

     (2) Sub-Advisory Agreement between Pilgrim International Value Fund, Pilgrim Investments, Inc. and Brandes Investment Partners, L.P. dated September 1, 2000 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, L.P. effective July 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (ii) Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC effective September 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (iii) Amended Schedule of Approvals to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, LLC
               - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(e) (1) Amended and Restated Underwriting Agreement between Pilgrim Mayflower Trust and ING Pilgrim Securities, Inc. dated August 7, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Schedule of Approvals with respect to the Amended and Restated Underwriting Agreement between ING Mayflower Trust and ING Funds Distributor, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on February 25, 2005 and incorporated herein by reference.

(f)       N/A

(g) (1) Custody Agreement with The Bank of New York dated January 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A to the Custody Agreement with The Bank of New York dated as of February 28, 2007 - Filed herein.

     (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A to the Foreign Custody Manager Agreement with The Bank of New York dated as of February 28, 2007 - Filed herein.

          (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (3) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A to the Securities Lending Agreement and Guaranty with The Bank of New York dated as of January 1, 2007 - Filed herein.

(h) (1) Other Material Contracts - previously filed as an Exhibit to Post-Effective Amendment No. 2 to Pre-Effective Amendment No. 2 to the Registrant's Form N-1A Registration Statement on November 3, 1993 and incorporated herein by reference.

     (2) Other Material Contracts - previously filed as an Exhibit to Post-Effective Amendment No. 19 to Post-Effective Amendment No. 19 to the Registrant's Form N-1A Registration Statement on April 30, 1997 and incorporated herein by reference.

     (3) Other Material Contracts - previously filed as an Exhibit to Post-Effective Amendment No. 36 to Post-Effective Amendment No. 36 to the Registrant's Form N-1A Registration Statement on October 23, 1998 and incorporated herein by reference.

     (4) Administrative Services Agreement between Registrant and ING Pilgrim Group, LLC as Restated April 30, 2000 - previously filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant's Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

     (5) Amendment to Administrative Agreement dated November 2, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 57 to Registrant's Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

          (i) Schedule of Approvals with respect to the Amended and Restated Administrative Services Agreement between ING Mayflower Trust and ING Funds Services, LLC (as of August 2004) - previously filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on February 25, 2005 and incorporated herein by reference.

     (6) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York dated February 28, 2007 -Filed herein.

     (7) Agency Agreement dated November 30, 2000 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended and Restated Exhibit A to the Agency Agreement dated as of February 28, 2007 - Filed herein.

(i) (1) Opinion of Counsel - previously filed as an Exhibit to Post-Effective No. 92 to Registrant's Form N-1A Registration Statement on 2002 and incorporated herein by reference.



(j)  (1)  Consent of Dechert LLP - Filed herein.

     (2) Consent of the Independent Registered Public Accounting Firm - Filed herein.

(k)       N/A

(l)       N/A

(m) (1) Amended and Restated Distribution and Service Plan for Pilgrim Mayflower Trust dated August 7, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended and Restated Schedule 1 to the Amended and Restated Distribution and Service Plan for ING Mayflower Trust dated (August, 2004) - previously filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant's Form N-1A Registration Statement on December 14, 2005 and incorporated herein by reference.

          (ii) Waiver Letter dated January 2, 2007 - Filed herein.

     (2) Amended and Restated Distribution and Service Plan for Pilgrim Mayflower Trust dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(n) (1) Amended and Restated Multiple Class Plan for Pilgrim Mayflower Trust dated November 2, 2001 - previously filed as an Exhibit to Post-Effective

          Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amended Schedule A to the Amended and Restated Multiple Class Plan for ING Mayflower Trust effective as of May 24, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(o)       N/A

(p) (1) Brandes Investment Partners, L.P. Code of Ethics dated April 1, 1997 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (i) Amendment to Brandes Investment Partners, L.P. Code of Ethics effective March 1, 2000 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

          (ii) Amendment to Brandes Investment Partners, L.P. Code of Ethics effective September 1, 2000 - previously filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

     (2) ING Funds and Advisers Code of Ethics, effective June 1, 2004, as amended on October 1, 2004, February 1, 2005 and January 3, 2006 - previously filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 27, 2006 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION - MAYFLOWER TRUST (formerly the "Northstar Trust")

     Section 4.3 of Registrant's Declaration of Trust provides the following:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

          (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suit or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Trustee or
          Officer:

          (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or Officer, unless there has been a determination that such Trustee or Officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (C) The rights of Indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or Officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or Officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
     (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

                    (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

          As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

          Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

     Information as to the trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the trustees and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference.

     Information as to the directors and officers of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, are included in their application for registration as investment advisers on Form ADV for Brandes Investment Partners, L.P. (File No. 801-24896).

ITEM 27. PRINCIPAL UNDERWRITER

     (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Dividend and Premium Opportunity Fund; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Natural Resources Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

     (b) Information as to the trustees and officers of ING Funds Distributor, Inc., together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by the trustees and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The Bank of New York at One Wall Street, New York, NY 10286 maintains the records as Custodian and Fund Accounting Agent of the Registrant:

     (l)  Receipts and delivery of securities including certificate numbers;

     (2)  Receipts and disbursement of cash;

     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned; and

     (4)  Fund Accounting Records

     DST System, Inc. ("DST") maintains the following records at P.O. Box 419368 Kansas City, Missouri 64141, as Transfer Agent and Blue Sky Administrator for the Registrant:

     (1)  Shareholder Records;

     (2) Share accumulation accounts; details as to dates, number of shares and share prices of each account;

     (3)  Fund Accounting Records; and

     (4)  State Securities Registration Records

     All other records required by item 30 (a) are maintained at the office of the Investment Adviser Administrator, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 and the office of the Sub-Adviser, Brandes Investment Partners, L.P., 11988 El Camino Real Ste. 500, San Diego, CA 92191.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 65 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 23rd day of February, 2007.

                                        ING MAYFLOWER TRUST


                                        By: /s/Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout,
                                            Jr. Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                            TITLE                     DATE
              ---------                            -----                     ----

                                        Trustee                       February 23, 2007
-------------------------------------
John G. Turner*

                                        President, Chief              February 23, 2007
------------------------------------    Executive Officer and Chief
Shaun P. Mathews*                       Operating Officer

                                        Senior Vice President         February 23, 2007
                                        Chief/Principal Financial
                                        Officer & Assistant
                                        Secretary



------------------------------------
Todd Modic*

                                        Trustee                       February 23, 2007
------------------------------------
John V. Boyer*

                                        Trustee                       February 23, 2007
------------------------------------
Patricia W. Chadwick*


                                        Trustee                       February 23, 2007
------------------------------------
J. Michael Earley*

                                        Trustee                       February 23, 2007
------------------------------------
R. Barbara Gitenstein*

                                        Trustee                       February 23, 2007
------------------------------------
Patrick W. Kenny*

                                        Trustee and Chairman          February 23, 2006

------------------------------------
Jock Patton*

                                        Trustee                       February 23, 2007
------------------------------------
Sheryl K. Pressler*

                                        Trustee                       February 23, 2007
------------------------------------
David W.C. Putnam*

                                        Trustee                       February 23, 2007
------------------------------------
Roger B. Vincent*


* By: /s/ Huey P. Falgout, Jr.
      -------------------------------
      Huey P. Falgout, Jr.
      Attorney-in-Fact**

** Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee are filed herein as an attachment.

                                POWER OF ATTORNEY

     I, the undersigned Officer and Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF            COMPANY
REGISTRANT                                                      1933          ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ Shaun P. Mathews
-------------------------------------
Shaun P. Mathews
President and Chief Executive Officer and
Trustee:

   ING Global Advantage and Premium Opportunity Fund
   ING Global Equity Dividend and Premium Opportunity Fund
   ING Prime Rate Trust
   ING Risk Managed Natural Resources Fund

                                POWER OF ATTORNEY

     I, the undersigned Officer, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF            COMPANY
REGISTRANT                                                      1933          ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ Todd Modic
-------------------------------------
Todd Modic
Senior Vice President, Chief/Principal Financial
Officer and Assistant Secretary

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF            COMPANY
REGISTRANT                                                      1933          ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 13, 2007.


/s/ John V. Boyer
-------------------------------------
John V. Boyer
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF            COMPANY
REGISTRANT                                                      1933          ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 14, 2007.


/s/ Patricia W. Chadwick
-------------------------------------
Patricia W. Chadwick
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                                               INVESTMENT
                                                          SECURITIES ACT OF     COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ J. Michael Earley
-------------------------------------
J. Michael Earley
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                                               INVESTMENT
                                                          SECURITIES ACT OF     COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ R. Barbara Gitenstein
-------------------------------------
R. Barbara Gitenstein
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                                               INVESTMENT
                                                          SECURITIES ACT OF     COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ Patrick W. Kenny
-------------------------------------
Patrick W. Kenny
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                                               INVESTMENT
                                                          SECURITIES ACT OF     COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ Jock Patton
-------------------------------------
Jock Patton
Chairman and Director/Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF             COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ Sheryl K. Pressler
-------------------------------------
Sheryl K. Pressler
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF             COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ David W.C. Putnam
-------------------------------------
David W. C. Putnam
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF             COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ John G. Turner
-------------------------------------
John G. Turner
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Trustee/Director, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, David J. Harris, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            SECURITIES ACT     INVESTMENT
                                                                  OF             COMPANY
REGISTRANT                                                       1933         ACT OF 1940
----------                                                -----------------   -----------
ING Investors Trust                                                33-23512     811-5629
ING Partners, Inc.                                                333-32575    811-08319
ING Equity Trust                                                  333-56881     811-8817
ING Funds Trust                                                   333-59745     811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570    811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333    811-21553
ING Investment Funds, Inc.                                        002-34552     811-1939
ING Mayflower Trust                                                33-67852     811-7978
ING Mutual Funds                                                   33-56094     811-7428
ING Risk Managed Natural Resources Fund                          333-136495    811-21938
                                                                 333-138186    811-21938
ING Variable Insurance Trust                                      333-83071     811-9477
ING Variable Products Trust                                        33-73140     811-8220
ING VP Natural Resources Trust                                     33-26116     811-5710
ING Prime Rate Trust                                       333-68239 (5mil)     811-5410
                                                          333-61831 (25mil)     811-5410
ING Senior Income Fund                                           333-135548    811-10223

     This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2007.


/s/ Roger B. Vincent
-------------------------------------
Roger B. Vincent
Director and Trustee

                               ING MAYFLOWER TRUST

                               EXHIBIT INDEX LIST

EXHIBIT NUMBER                         EXHIBIT DESCRIPTION
--------------                         -------------------
(b)(i)          Amendment, dated July 26, 2000 to the By-laws of Pilgrim
                Mayflower Trust.

(d)(1)(iii)     Second Amendment, effective December 15, 2006 to Investment
                Management Agreement, dated September 1, 2000 between ING
                Investments, LLC and ING Mayflower Trust.

(g)(1)(i)       Amended Exhibit A to the Custody Agreement with The Bank of New
                York dated as of February 28, 2007.

(g)(2)(i)       Amended Exhibit A to the Foreign Custody Manager Agreement with
                The Bank of New York dated as of February 28, 2007.

(g)(3)(i)       Amended Exhibit A to the Securities Lending Agreement and
                Guaranty with The Bank of New York dated as of January 1, 2007.

(h)(6)(i) Amended Exhibit A to the Fund Accounting Agreement with The Bank of New York dated February 28, 2007.

(h)(7)(i) Amended and Restated Exhibit A to the Agency Agreement dated as of February 28, 2007.

(j)(1)          Consent of Dechert LLP.

(j)(2)          Consent of the Independent Registered Public Accounting Firm.

(m)(1)(ii)      Waiver Letter dated January 2, 2007.